                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1: REPORT(s) TO SHAREHOLDERS.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

SCHWAB INVESTOR MONEY FUND(TM)
(formerly Schwab Retirement Money Fund(R))

      SEMIANNUAL REPORT
      June 30, 2006


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion ..................................................   2

  Performance and Fund Facts ...............................................   5

  Fund Expenses ............................................................   6

  Financial Statements

    Schwab Retirement Advantage Money Fund(TM) .....   7

    Schwab Investor Money Fund(TM) .................  17

  Financial Notes ..........................................................  28

  Investment Advisory Agreement Approval ...................................  32

  Trustees and Officers ....................................................  35

  Glossary .................................................................  40

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

  Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. At the end of the six-month report period, the benchmark rate was up to 5.25%. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Nonetheless, higher short-term rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle. Following a strong start to 2006, economic growth has moderated over the past six months.


         Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 3

MANAGEMENT'S DISCUSSION continued

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

In this market environment, our strategy was to position the funds for a continued rise in interest rates. To accomplish this, we maintained and continued to add to our holdings of variable rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. In addition, we also purchased securities with longer maturities in order to add yield to the portfolios.

To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) in the mid to high 40-day range over the course of the reporting period. Keeping the WAM in this range provided the flexibility to adapt and respond to the changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

PERFORMANCE AND FUND FACTS as of 6/30/06

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                  RETIREMENT ADVANTAGE
                                                                       MONEY FUND            INVESTOR MONEY FUND
----------------------------------------------------------------------------------------------------------------
Ticker Symbol                                                             SWIXX                     SWRXX
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                          4.67% 1                    4.56%
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER                                                4.54% 2                     n/a
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                4.78% 1                    4.66%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                        RETIREMENT ADVANTAGE
                                                             MONEY FUND              INVESTOR MONEY FUND
--------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                      45 days                     47 days
--------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                    100% Tier 1                 100% Tier 1
--------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                   $25,000         $1 Retirement Plan Participants
                                                                                    $2,500 Other Investors
--------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please see prospectus for further detail and eligibility requirements.


         Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                              ENDING
                                                         BEGINNING         ACCOUNT VALUE             EXPENSES
                                   EXPENSE RATIO 1     ACCOUNT VALUE     (Net of Expenses)     PAID DURING PERIOD 2
                                    (Annualized)         at 1/1/06           at 6/30/06           1/1/06-6/30/06
-------------------------------------------------------------------------------------------------------------------
SCHWAB RETIREMENT
ADVANTAGE MONEY FUND(TM)
  Actual Return                        0.49%              $1,000             $1,021.31                $2.46
  Hypothetical 5% Return               0.49%              $1,000             $1,022.36                $2.46
-------------------------------------------------------------------------------------------------------------------
SCHWAB INVESTOR MONEY FUND(TM)
  Actual Return                        0.66%              $1,000             $1,020.53                $3.31
  Hypothetical 5% Return               0.66%              $1,000             $1,021.52                $3.31

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/06-      1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
                                              6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00         1.00         1.00         1.00         1.00         1.00
                                              -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.02         0.03         0.01         0.01         0.01         0.04
                                              -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.02)       (0.03)       (0.01)       (0.01)       (0.01)       (0.04)
                                              -------------------------------------------------------------------------
Net asset value at end of period                1.00         1.00         1.00         1.00         1.00         1.00
                                              -------------------------------------------------------------------------
Total return (%)                                2.13 1       2.81         0.95         0.74         1.48         3.96

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.49 2       0.49         0.49         0.50         0.50         0.50
  Gross operating expenses                      0.63 2       0.63         0.63         0.63         0.63         0.66
  Net investment income                         4.27 2       2.75         0.94         0.75         1.46         3.83
Net assets, end of period ($ x 1,000,000)        672          571          680          766          907          797

* Unaudited.

1 Not annualized.

2 Annualized.


                                                          See financial notes. 7

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 72.4%  FIXED-RATE
        OBLIGATIONS                                       486,774        486,774

 13.9%  VARIABLE-RATE
        OBLIGATIONS                                        93,330         93,330

 13.3%  OTHER INVESTMENTS                                  89,245         89,245
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                 669,349        669,349

  0.4%  OTHER ASSETS AND
        LIABILITIES                                                        2,547
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       671,896

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
FIXED-RATE OBLIGATIONS 72.4% of net assets

BANK NOTES 2.7%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  5.10%, 07/21/06                                           1,000          1,000
  5.05%, 07/25/06                                           6,000          6,000
  5.08%, 08/04/06                                           6,000          6,000
  5.11%, 08/14/06                                           5,000          5,000
                                                                     -----------
                                                                          18,000
CERTIFICATES OF DEPOSIT 17.7%
--------------------------------------------------------------------------------
AUSTRALIA & NEW ZEALAND
BANKING GROUP LTD.
  5.15%, 10/04/06                                           3,000          3,000
BARCLAYS BANK PLC
  5.03%, 07/18/06                                           5,000          5,000
  5.12%, 07/25/06                                           7,000          7,000
  4.26%, 04/05/07                                           5,000          5,000
BNP PARIBAS
  4.83%, 07/21/06                                           1,000          1,000
  5.09%, 10/03/06                                           1,000          1,000
CANADIAN IMPERIAL BANK OF
COMMERCE
  5.55%, 12/04/06                                           1,000            996
CITIBANK, N.A.
  5.13%, 08/11/06                                           3,000          3,000
  5.13%, 08/17/06                                           3,000          3,000
  5.17%, 08/24/06                                           5,000          5,000
  5.20%, 08/31/06                                           1,000          1,000
  5.40%, 09/20/06                                           6,000          6,000
CREDIT AGRICOLE S.A.
  5.03%, 09/29/06                                           3,000          3,000
CREDIT SUISSE
  4.66%, 07/03/06                                           3,000          3,000
  5.01%, 07/14/06                                           2,000          2,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                           5,000          5,000
  4.85%, 01/26/07                                           2,000          2,000
  5.01%, 02/09/07                                           1,000          1,000


8 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
  5.25%, 03/20/07                                         5,000            4,994
FIRST TENNESSEE BANK, N.A.
  5.08%, 07/28/06                                         2,000            2,000
LANDESBANK BADEN-
WURTTEMBERG
  5.49%, 12/20/06                                         6,000            6,000
MITSUBISHI UFJ TRUST &
BANKING CORP.
  5.01%, 09/07/06                                         2,000            2,000
MIZUHO CORP. BANK LTD.
  4.85%, 07/14/06                                         2,000            2,000
  5.29%, 09/13/06                                         3,000            3,000
  5.19%, 10/25/06                                         1,000            1,000
SAN PAOLO IMI SPA
  4.62%, 07/06/06                                         5,000            5,000
SKANDINAVISKA ENSKILDA
BANKEN AB
  5.17%, 07/14/06                                         6,000            6,000
TORONTO DOMINION BANK
  5.34%, 12/01/06                                         1,000            1,000
UNICREDITO ITALIANO SPA
  5.16%, 08/10/06                                         2,000            2,000
  5.30%, 09/15/06                                         5,000            5,000
  5.23%, 11/20/06                                         3,000            3,000
  5.53%, 12/27/06                                         1,000            1,000
WASHINGTON MUTUAL BANK
  5.22%, 11/15/06                                         4,000            4,000
WELLS FARGO BANK
  5.20%, 07/28/06                                         7,000            7,000
  5.19%, 07/31/06                                         2,000            2,000
WILMINGTON TRUST CO.
  4.99%, 09/06/06                                         5,000            5,000
                                                                     -----------
                                                                         118,990
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 51.1%
--------------------------------------------------------------------------------
AB SPINTAB
  5.16%, 07/31/06                                         4,000            3,983
ALLIANCE & LEICESTER, PLC
  5.00%, 09/21/06 (c)                                     4,000            3,956
AMSTEL FUNDING CORP.
  5.00%, 07/10/06 (b)(c)                                  1,000              999
  5.19%, 07/17/06 (b)(c)                                  2,043            2,038
  5.48%, 09/26/06 (b)(c)                                  2,000            1,974
AMSTERDAM FUNDING CORP.
  5.18%, 07/18/06 (a)(b)(c)                               2,000            1,995
  5.18%, 07/24/06 (a)(b)(c)                               1,000              997
  5.25%, 09/06/06 (a)(b)(c)                               3,000            2,971
AQUINAS FUNDING, L.L.C.
  5.39%, 09/18/06 (a)(b)(c)                               1,000              988
  5.25%, 11/20/06 (a)(b)(c)                               2,000            1,960
ASAP FUNDING LTD.
  5.11%, 08/01/06 (a)(b)(c)                               4,000            3,983
ATLANTIC ASSET SECURITIZATION
CORP.
  5.40%, 08/28/06 (a)(b)(c)                               3,000            2,974
ATLANTIS ONE FUNDING CORP.
  4.81%, 08/07/06 (b)(c)                                  4,000            3,981
  5.26%, 09/07/06 (b)(c)                                  3,000            2,971
  5.03%, 09/28/06 (b)(c)                                  1,000              988
  5.11%, 10/04/06 (b)(c)                                  2,000            1,974
  5.23%, 11/13/06 (b)(c)                                  4,000            3,924
  5.30%, 02/02/07 (b)(c)                                  1,000              969
BANK OF AMERICA CORP.
  4.84%, 07/17/06                                         8,000            7,983
  5.20%, 09/01/06                                        11,000           10,903
BANK OF IRELAND
  4.86%, 08/09/06 (c)                                     4,000            3,979
BEAR STEARNS COMPANIES, INC.
  4.88%, 08/14/06                                         2,000            1,988
  5.02%, 09/13/06                                         4,000            3,960
BETA FINANCE, INC.
  5.10%, 07/12/06 (b)(c)                                  3,000            2,995
BLUE SPICE, L.L.C.
  5.10%, 08/04/06 (a)(b)(c)(d)                            2,000            1,990
CBA (DELAWARE) FINANCE, INC.
  4.93%, 08/02/06 (a)                                     2,000            1,991
CC (USA), INC.
  5.01%, 07/12/06 (b)(c)                                  1,000              998
  4.88%, 08/15/06 (b)(c)                                  1,000              994


                                                          See financial notes. 9

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
  5.42%, 09/22/06 (b)(c)                                  2,000            1,975
  5.25%, 11/22/06 (b)(c)                                  2,000            1,959
CITIGROUP FUNDING, INC.
  5.10%, 08/01/06 (a)                                     4,000            3,983
  5.36%, 09/13/06 (a)                                     3,000            2,967
  5.03%, 09/21/06 (a)                                     4,000            3,955
CLIPPER RECEIVABLES CO., L.L.C.
  5.25%, 07/18/06 (a)(b)(c)                               9,000            8,978
  5.04%, 07/20/06 (a)(b)(c)                               1,000              997
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  5.09%, 07/07/06 (a)(b)(c)                               4,000            3,997
  5.39%, 09/18/06 (a)(b)(c)                               1,000              988
CROWN POINT CAPITAL CO., L.L.C.
  5.30%, 10/20/06 (a)(b)(c)                               5,000            4,920
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
  4.96%, 07/07/06 (b)(c)                                  2,000            1,998
  5.26%, 07/24/06 (b)(c)                                  5,000            4,983
  5.41%, 09/21/06 (b)(c)                                  2,000            1,976
DANSKE CORP.
  5.10%, 07/20/06 (a)(c)                                  1,000              997
DEXIA DELAWARE, L.L.C.
  5.31%, 08/04/06 (a)                                     6,000            5,970
DORADA FINANCE, INC.
  5.42%, 08/31/06 (b)(c)                                  2,000            1,982
  5.26%, 09/11/06 (b)(c)                                  1,000              990
EDISON ASSET SECURITIZATION
CORP., L.L.C.
  5.24%, 11/14/06 (a)(b)(c)                               1,322            1,296
  5.34%, 11/28/06 (a)(b)(c)                               4,000            3,913
FAIRWAY FINANCE CO., L.L.C.
  5.58%, 12/21/06 (a)(b)(c)                               2,000            1,948
FIVE FINANCE, INC.
  5.09%, 07/28/06 (b)(c)                                  2,000            1,992
  5.48%, 09/15/06 (b)(c)                                  1,000              989
GALAXY FUNDING, INC.
  5.06%, 07/26/06 (b)(c)                                  1,000              997
  5.27%, 09/11/06 (b)(c)                                  3,000            2,969
GENERAL ELECTRIC CAPITAL CORP.
  4.37%, 07/06/06                                         9,000            8,995
  5.00%, 07/17/06                                         3,000            2,993
  4.62%, 08/03/06                                         2,000            1,992
GENERAL ELECTRIC CAPITAL
SERVICES
  4.65%, 08/02/06                                         3,000            2,988
  4.66%, 08/11/06                                         1,000              995
  4.73%, 09/15/06                                         2,000            1,981
GRAMPIAN FUNDING, L.L.C.
  5.02%, 09/19/06 (a)(b)(c)                               1,000              989
  5.53%, 12/18/06 (a)(b)(c)                               3,000            2,924
HBOS TREASURY SERVICES, PLC
  5.03%, 07/18/06 (a)                                     3,000            2,993
  5.05%, 07/19/06 (a)                                     5,000            4,988
HSBC U.S.A., INC.
  5.22%, 11/10/06                                         1,500            1,472
  5.22%, 11/13/06                                         2,000            1,962
HSH NORDBANKEN, AG
  5.06%, 07/26/06                                         2,000            1,993
ING (U.S.) FUNDING, L.L.C.
  5.09%, 09/18/06 (a)                                     1,000              989
IRISH LIFE & PERMANENT, PLC
  5.31%, 08/21/06 (c)                                     2,000            1,985
IXIS COMMERCIAL PAPER CORP.
  4.98%, 09/08/06 (a)(c)                                  2,000            1,981
JUPITER SECURITIZATION CORP.
  5.08%, 07/07/06 (a)(b)(c)                               4,000            3,997
K2 (USA), L.L.C.
  4.99%, 09/08/06 (b)(c)                                  1,000              991
  5.02%, 09/12/06 (b)(c)                                  1,000              990
  5.39%, 09/18/06 (b)(c)                                  1,000              988
LEXINGTON PARKER CAPITAL CO.,
L.L.C.
  5.09%, 07/25/06 (a)(b)(c)                               2,000            1,993
  5.27%, 09/12/06 (a)(b)(c)                               1,000              989
  5.42%, 09/19/06 (a)(b)(c)                               1,000              988
  5.08%, 10/05/06 (a)(b)(c)                               2,000            1,974
  5.28%, 11/15/06 (a)(b)(c)                               4,000            3,922


10 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MANE FUNDING CORP.
  5.16%, 08/17/06 (b)(c)                                  2,000            1,987
  5.27%, 09/12/06 (b)(c)                                  7,000            6,926
MERRILL LYNCH & CO., INC.
  5.27%, 07/05/06                                         5,000            4,997
MONT BLANC CAPITAL CORP.
  5.03%, 07/14/06 (a)(b)(c)                               4,000            3,993
MORGAN STANLEY
  5.29%, 07/11/06                                         3,000            2,996
  5.30%, 07/19/06                                         9,000            8,976
NATIONWIDE BUILDING SOCIETY
  5.11%, 07/24/06                                         2,000            1,994
NIEUW AMSTERDAM RECEIVABLES
CORP.
  4.96%, 07/03/06 (a)(b)(c)                               2,000            1,999
  5.11%, 07/10/06 (a)(b)(c)                               1,948            1,946
NORTHERN ROCK PLC
  5.20%, 08/28/06                                         2,000            1,983
PARK AVENUE RECEIVABLES
CO., L.L.C.
  5.12%, 07/10/06 (a)(b)(c)                               9,000            8,988
  5.14%, 07/12/06 (a)(b)(c)                               2,000            1,997
PARK GRANADA, L.L.C.
  4.97%, 07/05/06 (b)(c)                                  2,000            1,999
  5.09%, 07/05/06 (b)(c)                                  3,000            2,998
PICAROS FUNDING, L.L.C.
  4.81%, 08/03/06 (a)(b)(c)                               1,909            1,901
  5.03%, 09/25/06 (a)(b)(c)                               1,000              988
  5.04%, 09/25/06 (a)(b)(c)                               3,000            2,965
PREFERRED RECEIVABLES
FUNDING CORP.
  5.19%, 07/28/06 (a)(b)(c)                               2,000            1,992
SCALDIS CAPITAL, LTD.
  5.12%, 08/09/06 (a)(b)(c)                               6,000            5,967
  5.20%, 08/31/06 (a)(b)(c)                               6,000            5,948
  5.30%, 09/13/06 (a)(b)(c)                               1,367            1,352
SIGMA FINANCE, INC.
  5.11%, 07/26/06 (b)(c)                                  5,000            4,982
  4.98%, 09/05/06 (b)(c)                                  1,000              991
  5.25%, 11/20/06 (b)(c)                                  5,000            4,899
  5.34%, 12/01/06 (b)(c)                                  1,000              978
SOCIETE GENERALE NORTH
AMERICA, INC.
  5.00%, 07/11/06 (a)                                     3,000            2,996
  5.25%, 11/20/06 (a)                                     1,000              980
THUNDER BAY FUNDING, L.L.C.
  5.10%, 07/11/06 (a)(b)(c)                               3,000            2,996
TICONDEROGA FUNDING, L.L.C.
  5.26%, 07/17/06 (a)(b)(c)                               2,251            2,246
UBS FINANCE (DELAWARE), INC.
  5.12%, 07/10/06 (a)                                     8,000            7,990
  5.29%, 07/13/06 (a)                                    10,000            9,982
  5.15%, 07/26/06 (a)                                     4,000            3,986
WESTPAC BANKING CORP.
  5.43%, 09/29/06 (c)                                     4,000            3,947
WHISTLEJACKET CAPITAL, L.L.C.
  5.19%, 08/07/06 (b)(c)                                  1,000              995
WHITE PINE FINANCE, L.L.C.
  5.10%, 08/02/06 (b)(c)                                  3,000            2,987
  5.16%, 08/08/06 (b)(c)                                  1,000              995
WINDMILL FUNDING CORP.
  5.18%, 07/17/06 (a)(b)(c)                               1,300            1,297
  5.17%, 08/02/06 (a)(b)(c)                               7,000            6,968
                                                                     -----------
                                                                         343,284
PROMISSORY NOTES 0.9%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS
GROUP, INC.
  4.98%, 10/30/06 (d)                                     4,000            4,000
  5.18%, 12/19/06 (d)                                     2,500            2,500
                                                                     -----------
                                                                           6,500
VARIABLE-RATE OBLIGATIONS 13.9% of net assets

BEAR STEARNS COMPANIES, INC.
  5.25%, 07/21/06                                         1,000            1,000
BMC SPECIAL CARE FACILITIES
FINANCING AUTHORITY OF THE CITY
OF MONTGOMERY, ALABAMA
  5.46%, 07/06/06 (a)                                     1,895            1,895


                                                         See financial notes. 11

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
BNP PARIBAS
  5.30%, 07/05/06                                         8,000            7,999
  5.11%, 07/10/06                                         5,000            4,999
  5.30%, 08/02/06                                         5,000            4,999
CC (USA), INC.
  5.21%, 07/17/06 (b)(c)                                  6,000            6,002
CITY OF NEW BRITAIN,
CONNECTICUT
  5.38%, 07/06/06 (a)                                     2,800            2,800
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  5.29%, 07/27/06 (a)(b)(c)                               5,000            5,000
FIVE FINANCE, INC.
  5.16%, 07/17/06 (b)(c)                                  1,000            1,000
K2 (USA), L.L.C.
  5.13%, 07/10/06 (b)(c)                                  3,000            3,000
LIBERTY LIGHTHOUSE U.S.
CAPITAL CO., L.L.C.
  5.31%, 08/02/06 (b)(c)                                  2,000            2,000
LINKS FINANCE, L.L.C.
  5.18%, 07/17/06 (b)(c)                                  6,000            6,000
LOANSTAR ASSETS
PARTNERS II, L.P.
  5.37%, 07/06/06 (a)                                     5,000            5,000
NEW YORK CITY IDA
  5.40%, 07/06/06 (a)                                       155              155
NORDEA BANK FINLAND, PLC
  5.05%, 07/03/06                                         2,000            2,000
PALM SPRINGS, CALIFORNIA
  5.35%, 07/06/06 (a)                                     8,000            8,000
ROYAL BANK OF CANADA
  5.06%, 07/03/06                                         9,000            8,998
ROYAL BANK SCOTLAND, PLC
  5.25%, 07/24/06                                         7,000            6,999
SIGMA FINANCE, INC.
  5.11%, 07/06/06 (b)(c)                                  1,000            1,000
  5.16%, 07/17/06 (b)(c)                                  3,000            3,000
SUMITOMO TRUST & BANKING CO.
  5.30%, 07/24/06                                         5,000            5,000
WACHOVIA ASSET SECURITIZATION, INC.
  5.31%, 07/25/06 (a)(b)(c)                               1,484            1,484
WHISTLEJACKET CAPITAL, L.L.C.
  5.22%, 07/20/06 (b)(c)                                  2,000            2,000
WHITE PINE FINANCE, L.L.C.
  5.13%, 07/12/06 (b)(c)                                  3,000            3,000
                                                                     -----------
                                                                          93,330

OTHER INVESTMENTS 13.3% of net assets

                                                MATURITY AMOUNT         VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
REPURCHASE AGREEMENTS 13.3%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES
(USA), L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities
  with a value of $80,833
  5.25%, issued 06/30/06,
  due 07/03/06                                           79,279           79,245
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities
  with a value of $10,200
  5.30%, issued 06/27/06,
  due 07/05/06                                           10,012           10,000
                                                                     -----------
                                                                          89,245

END OF INVESTMENTS.

At 6/30/06, the cost of the fund's investments was $669,349.

ISSUER
RATE, ACQUISITION DATE,                             FACE AMOUNT         VALUE
MATURITY DATE                                       ($ x 1,000)      ($ x 1,000)
AT 06/30/06, PORTFOLIO HOLDINGS INCLUDED ILLIQUID
AND/OR RESTRICTED SECURITIES AS FOLLOWS:

BLUE SPICE, L.L.C.
  5.10%, 05/02/06, 08/04/06                               2,000            1,990
THE GOLDMAN SACHS GROUP INC.
  4.98%, 02/03/06, 10/30/06                               4,000            4,000
  5.18%, 03/24/06, 12/19/06                               2,500            2,500


12 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(a) Credit-enhanced security
(b) Asset-backed security
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $247,866 or 36.9% of net assets.
(d) Illiquid and/or restricted security

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                          $580,104
Repurchase agreements, at cost and value                                  89,245
Receivables:
  Fund shares sold                                                         6,466
  Interest                                                                 1,721
Prepaid expenses                                                      +       56
                                                                      ----------
TOTAL ASSETS                                                             677,592

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     4,376
  Dividends to shareholders                                                1,276
  Investment adviser and administrator fees                                   14
  Transfer agent and shareholder services fees                                12
  Trustees' fees                                                               3
Accrued expenses                                                      +       15
                                                                      ----------
TOTAL LIABILITIES                                                          5,696

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                             677,592
Total liabilities                                                     -    5,696
                                                                      ----------
NET ASSETS                                                              $671,896

NET ASSETS BY SOURCE
Capital received from investors                                          671,896

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$671,896       671,954         $1.00


14 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $14,444

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,154
Transfer agent and shareholder service fees                                  668
Trustees' fees                                                                10
Custodian fees                                                                17
Portfolio accounting fees                                                     16
Professional fees                                                             12
Registration fees                                                             27
Shareholder reports                                                            4
Other expenses                                                        +        3
                                                                      ----------
Total expenses                                                             1,911
Expense reduction                                                     -      423
                                                                      ----------
NET EXPENSES                                                               1,488

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   14,444
NET EXPENSES                                                          -    1,488
                                                                      ----------
NET INVESTMENT INCOME                                                     12,956
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $12,956


                                                         See financial notes. 15

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                              $12,956              $17,635
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              12,956               17,635

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                12,956               17,635

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                        279,960              328,145
Shares reinvested                                   11,371               17,297
Shares redeemed                             +     (190,495)            (454,550)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                    100,836             (109,108)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                571,060              680,168
Total increase or decrease                  +      100,836             (109,108)
                                            ------------------------------------
END OF PERIOD                                     $671,896             $571,060

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


16 See financial notes.

SCHWAB INVESTOR MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/06-      1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
                                              6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00         1.00         1.00         1.00         1.00         1.00
                                              -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.02         0.03         0.01         0.01         0.01         0.04
                                              -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.02)       (0.03)       (0.01)       (0.01)       (0.01)       (0.04)
                                              -------------------------------------------------------------------------
Net asset value at end of period                1.00         1.00         1.00         1.00         1.00         1.00
                                              -------------------------------------------------------------------------
Total return (%)                                2.05 1       2.63         0.77         0.58         1.30         3.75

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.66 2       0.67         0.66         0.66         0.68         0.70
  Gross operating expenses                      0.66 2       0.67         0.66         0.66         0.68         0.70
  Net investment income                         4.15 2       2.61         0.76         0.58         1.28         3.61
Net assets, end of period ($ x 1,000,000)      1,002          521          492          578          566          515

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 17

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 77.7%  FIXED-RATE
        OBLIGATIONS                                     778,248          778,248

 9.2%   VARIABLE-RATE
        OBLIGATIONS                                      91,575           91,575

 12.7%  OTHER INVESTMENTS                               127,453          127,453
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                               997,276          997,276

  0.4%  OTHER ASSETS
        AND LIABILITIES                                                    4,286
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,001,562

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
FIXED-RATE OBLIGATIONS 77.7% of net assets

BANK NOTES 2.0%
BANK OF AMERICA, N.A.
  5.05%, 07/25/06                                        17,000           17,000
  5.08%, 08/04/06                                         3,000            3,000
                                                                     -----------
                                                                          20,000
CERTIFICATES OF DEPOSIT 19.2%
BANCA INTESA
  5.49%, 09/29/06                                         9,000            9,000
BANCO BILBAO VIZCAYA
ARGENTARIA S.A.
  5.20%, 08/11/06                                         3,000            3,000
  5.15%, 08/21/06                                        10,000           10,000
BANK OF TOKYO - MITSUBISHI
UFJ, LTD.
  5.16%, 08/01/06                                         7,000            7,000
BARCLAYS BANK PLC
  5.12%, 08/09/06                                         2,000            2,000
  4.26%, 04/05/07                                         2,000            2,000
BNP PARIBAS
  4.83%, 07/21/06                                         2,000            2,000
  4.98%, 07/31/06                                         2,000            2,000
  5.09%, 10/03/06                                         5,000            5,000
CALYON
  5.27%, 10/10/06                                        10,000           10,000
CITIBANK, N.A.
  5.13%, 08/11/06                                         2,000            2,000
  5.13%, 08/15/06                                         9,000            9,000
  5.13%, 08/17/06                                         1,000            1,000
  5.17%, 08/24/06                                         1,000            1,000
  5.20%, 08/31/06                                         2,000            2,000
  5.37%, 09/18/06                                         1,000            1,000
  5.40%, 09/20/06                                         2,000            2,000
CREDIT AGRICOLE S.A.
  5.03%, 09/29/06                                         1,000            1,000
CREDIT SUISSE
  5.01%, 07/14/06                                         3,000            3,000
  5.39%, 08/31/06                                        11,000           11,000
  5.11%, 10/02/06                                         3,000            3,000


18 See financial notes.

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE VALUE          VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                         3,000            3,000
  4.85%, 01/26/07                                         2,000            2,000
  5.01%, 02/09/07                                         1,000            1,000
FIRST TENNESSEE BANK, N.A.
  5.08%, 07/28/06                                         5,000            5,000
LANDESBANK BADEN-
WURTTEMBERG
  5.46%, 09/26/06                                         1,000            1,000
  5.49%, 12/20/06                                         8,000            8,000
MITSUBISHI UFJ TRUST &
BANKING CORP.
  5.57%, 12/27/06                                         3,000            3,000
MIZUHO CORP. BANK LTD.
  4.85%, 07/14/06                                         2,000            2,000
  5.14%, 08/08/06                                         1,000            1,000
  5.29%, 09/13/06                                         5,000            5,000
MORGAN STANLEY BANK
  5.28%, 07/26/06                                         5,000            5,000
SAN PAOLO IMI SPA
  5.07%, 09/29/06                                         9,000            9,000
SKANDINAVISKA ENSKILDA
BANKEN AB
  5.17%, 07/14/06                                         3,000            3,000
SUMITOMO MITSUI BANKING
CORP.
  5.29%, 07/25/06                                         4,000            4,000
  5.47%, 09/27/06                                         2,000            2,000
SUMITOMO TRUST & BANKING
CO.
  5.02%, 09/11/06                                         4,000            4,000
SVENSKA HANDELSBANKEN
AB
  5.20%, 08/14/06                                         5,000            5,000
TORONTO DOMINION BANK
  5.13%, 08/16/06                                         3,000            3,000
  5.16%, 09/05/06                                         7,000            7,000
UNICREDITO ITALIANO SPA
  5.24%, 09/08/06                                         7,000            7,000
  5.30%, 09/15/06                                         5,000            5,000
  5.48%, 12/19/06                                         3,000            3,000
US BANK, N.A.
  4.94%, 07/07/06                                         2,000            2,000
WASHINGTON MUTUAL BANK
  5.22%, 11/15/06                                         6,000            6,000
WELLS FARGO BANK, N.A.
  5.19%, 07/31/06                                         8,000            8,000
                                                                     -----------
                                                                         192,000
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 56.0%
--------------------------------------------------------------------------------
AB SPINTAB
  4.98%, 07/06/06                                         2,000            1,999
  5.15%, 08/04/06                                         1,200            1,194
  5.48%, 09/27/06                                         1,000              987
ALLIANCE & LEICESTER, PLC
  4.85%, 07/13/06 (c)                                     1,481            1,479
  5.23%, 09/01/06 (c)                                     1,000              991
  4.99%, 09/06/06 (c)                                     2,000            1,982
AMSTEL FUNDING CORP.
  5.18%, 08/14/06 (b)(c)                                  4,000            3,975
  5.14%, 08/15/06 (b)(c)                                  1,000              994
  5.20%, 08/29/06 (b)(c)                                  3,000            2,975
AMSTERDAM FUNDING CORP.
  5.28%, 07/20/06 (a)(b)(c)                               2,000            1,994
  5.18%, 07/24/06 (a)(b)(c)                               1,000              997
  5.25%, 09/06/06 (a)(b)(c)                               4,000            3,961
ANGLO IRISH BANK CORP., PLC
  5.19%, 08/29/06 (c)                                     1,000              992
ANZ (DELAWARE), INC.
  4.99%, 07/12/06 (a)                                     1,225            1,223
  5.23%, 10/19/06 (a)                                     2,000            1,969
AQUINAS FUNDING, L.L.C.
  5.32%, 07/28/06 (a)(b)(c)                               1,000              996
  5.10%, 08/01/06 (a)(b)(c)                               2,000            1,991
  5.19%, 08/28/06 (a)(b)(c)                               1,000              992
ASAP FUNDING LTD.
  5.12%, 07/07/06 (a)(b)(c)                               4,000            3,997
  5.12%, 08/02/06 (a)(b)(c)                               2,000            1,991


                                                         See financial notes. 19

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE VALUE          VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
ATLANTIC ASSET SECURITIZATION,
L.L.C.
  5.27%, 07/21/06 (a)(b)(c)                               7,000            6,980
  5.33%, 09/12/06 (a)(b)(c)                               4,000            3,957
ATLANTIS ONE FUNDING CORP.
  5.09%, 08/01/06 (b)(c)                                  5,000            4,978
  5.18%, 08/25/06 (b)(c)                                  2,000            1,984
  5.00%, 09/20/06 (b)(c)                                  6,000            5,934
  5.03%, 09/22/06 (b)(c)                                  1,000              989
  5.03%, 09/28/06 (b)(c)                                  1,000              988
  5.18%, 11/02/06 (b)(c)                                  1,000              983
  5.51%, 12/20/06 (b)(c)                                  3,000            2,923
BANK OF AMERICA CORP.
  4.84%, 07/17/06                                         5,000            4,989
  5.09%, 07/17/06                                         1,900            1,896
  5.20%, 09/01/06                                         5,000            4,956
  5.28%, 09/13/06                                         2,000            1,979
  5.50%, 12/18/06                                         3,000            2,924
BANK OF IRELAND
  4.86%, 08/09/06 (c)                                     4,000            3,979
BARCLAYS U. S. FUNDING CORP.
  5.18%, 08/23/06 (a)                                     6,000            5,955
BEAR STEARNS COMPANIES, INC.
  5.40%, 09/19/06                                        10,000            9,881
  5.44%, 09/21/06                                         1,000              988
BETA FINANCE INC.
  4.97%, 07/10/06 (b)(c)                                  2,000            1,998
BLUE SPICE, L.L.C.
  5.29%, 07/20/06 (a)(b)(c)(d)                            2,000            1,994
CANCARA ASSET SECURITIZATION,
L.L.C.
  5.29%, 07/24/06 (a)(b)(c)                               1,000              997
  5.20%, 08/11/06 (a)(b)(c)                               1,000              994
  5.18%, 08/22/06 (a)(b)(c)                               5,000            4,963
CBA (DELAWARE) FINANCE, INC.
  4.93%, 08/02/06 (a)                                     5,000            4,979
CC (USA), INC.
  4.94%, 07/03/06 (b)(c)                                  2,000            1,999
  5.18%, 08/28/06 (b)(c)                                  2,000            1,984
  5.27%, 09/11/06 (b)(c)                                  3,000            2,969
  5.28%, 09/14/06 (b)(c)                                  2,000            1,978
CHARIOT FUNDING, L.L.C.
  5.09%, 07/07/06 (a)(b)(c)                               3,000            2,997
  5.29%, 07/20/06 (a)(b)(c)                               2,000            1,994
CITIGROUP FUNDING, INC.
  5.09%, 07/10/06 (a)                                     2,000            1,998
  5.12%, 08/02/06 (a)                                     5,000            4,978
  5.11%, 08/03/06 (a)                                     3,000            2,986
  5.36%, 09/13/06 (a)                                     9,000            8,902
  5.03%, 09/21/06 (a)                                    10,000            9,888
CLIPPER RECEIVABLES CO., L.L.C.
  5.25%, 07/18/06 (a)(b)(c)                              13,000           12,968
  5.04%, 07/20/06 (a)(b)(c)                               1,000              997
  5.29%, 07/27/06 (a)(b)(c)                               1,000              996
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  5.11%, 07/07/06 (a)(b)(c)                               6,000            5,995
  5.15%, 07/14/06 (a)(b)(c)                               2,000            1,996
  5.39%, 09/18/06 (a)(b)(c)                               4,000            3,953
CROWN POINT CAPITAL CO., L.L.C.
  5.12%, 08/08/06 (a)(b)(c)                               2,000            1,989
  5.31%, 09/14/06 (a)(b)(c)                               5,000            4,945
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
  4.96%, 07/07/06 (b)(c)                                  5,000            4,996
  5.28%, 07/20/06 (b)(c)                                  5,000            4,986
  5.32%, 07/27/06 (b)(c)                                  1,000              996
  5.11%, 08/02/06 (b)(c)                                  7,500            7,466
  5.12%, 08/09/06 (b)(c)                                  5,000            4,973
  5.30%, 09/14/06 (b)(c)                                  3,000            2,967
DANSKE CORP.
  5.00%, 09/25/06 (a)(c)                                  2,000            1,977
  5.23%, 10/23/06 (a)(c)                                  7,000            6,887
DEUTSCHE BANK FINANCIAL,
L.L.C.
  4.95%, 11/10/06 (a)                                     3,000            2,948
DEXIA DELAWARE, L.L.C.
  5.31%, 08/04/06 (a)                                     9,000            8,955


20 See financial notes.

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE VALUE          VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
DNB NOR BANK ASA
  5.33%, 08/02/06                                         1,200            1,194
  5.25%, 11/01/06                                         1,000              983
  5.27%, 11/27/06                                         1,000              979
EDISON ASSET SECURITIZATION
CORP., L.L.C.
  5.24%, 11/14/06 (a)(b)(c)                               4,000            3,923
FALCON ASSET SECURITIZATION
CORP.
  5.14%, 07/10/06 (a)(b)(c)                               5,000            4,994
  5.25%, 07/21/06 (a)(b)(c)                              13,000           12,962
FIVE FINANCE, INC.
  5.09%, 07/28/06 (b)(c)                                  2,000            1,993
  5.21%, 08/18/06 (b)(c)                                  1,000              993
  5.23%, 11/15/06 (b)(c)                                  1,000              981
FORENINGSSPARBANKEN AB
(SWEDBANK)
  5.20%, 08/15/06                                         1,650            1,639
  4.98%, 08/24/06                                         1,000              993
  5.19%, 10/24/06                                         1,000              984
GALAXY FUNDING, INC.
  5.27%, 09/11/06 (b)(c)                                  2,000            1,979
  5.48%, 09/27/06 (b)(c)                                  4,000            3,947
GENERAL ELECTRIC CAPITAL CORP.
  4.37%, 07/06/06                                         3,000            2,998
  4.99%, 07/12/06                                         9,000            8,986
  4.95%, 11/07/06                                         2,000            1,966
GENERAL ELECTRIC CAPITAL
SERVICES
  4.69%, 09/01/06                                         3,000            2,977
  4.70%, 09/12/06                                         3,000            2,972
GRAMPIAN FUNDING, L.L.C.
  5.02%, 09/19/06 (a)(b)(c)                               3,000            2,967
  5.27%, 11/17/06 (a)(b)(c)                               1,000              980
HBOS TREASURY SERVICES,
PLC
  5.05%, 07/19/06 (a)                                     3,000            2,993
  5.40%, 09/20/06 (a)                                     7,250            7,163
HSBC U.S.A., INC.
  5.22%, 11/10/06                                         4,500            4,416
HSH NORDBANKEN AG
  5.06%, 07/26/06                                         1,000              997
  5.42%, 09/22/06                                         2,000            1,975
IRISH LIFE & PERMANENT, PLC
  4.77%, 07/28/06 (c)                                     2,000            1,993
IXIS COMMERCIAL PAPER CORP.
  4.99%, 07/21/06 (a)(c)                                  3,100            3,092
  5.48%, 10/03/06 (a)(c)                                  5,000            4,930
K2 (USA), L.L.C.
  4.98%, 07/06/06 (b)(c)                                  1,000              999
  5.15%, 08/16/06 (b)(c)                                  1,000              994
  5.27%, 09/11/06 (b)(c)                                  2,300            2,276
  5.07%, 09/28/06 (b)(c)                                  1,000              988
LEXINGTON PARKER CAPITAL CO.,
L.L.C.
  5.10%, 07/18/06 (a)(b)(c)                               1,000              998
  5.27%, 09/12/06 (a)(b)(c)                               2,000            1,979
  5.42%, 09/19/06 (a)(b)(c)                               9,000            8,893
  5.28%, 11/15/06 (a)(b)(c)                               4,000            3,922
LINKS FINANCE, L.L.C.
  4.97%, 07/06/06 (b)(c)                                  1,000              999
MANE FUNDING CORP.
  5.15%, 08/17/06 (b)(c)                                 12,000           11,920
  5.27%, 09/12/06 (b)(c)                                  1,002              991
MERRILL LYNCH & CO., INC.
  5.27%, 07/06/06                                         9,000            8,993
MORGAN STANLEY
  5.29%, 07/14/06                                         3,000            2,994
NIEUW AMSTERDAM
RECEIVABLES CORP.
  5.03%, 07/17/06 (a)(b)(c)                               3,180            3,173
  5.23%, 08/29/06 (a)(b)(c)                               1,921            1,905
NORDEA NORTH AMERICA, INC.
  4.97%, 07/06/06 (a)                                     1,100            1,099
  5.22%, 09/01/06 (a)                                     9,000            8,920
NORTHERN ROCK PLC
  5.20%, 08/28/06                                         3,000            2,975
OLD LINE FUNDING, L.L.C.
  5.13%, 07/12/06 (a)(b)(c)                               2,318            2,314


                                                         See financial notes. 21

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE VALUE         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
PARK AVENUE RECEIVABLES CO.,
L.L.C.
  5.08%, 07/05/06 (a)(b)(c)                              11,000           10,994
  5.14%, 07/12/06 (a)(b)(c)                               1,000              998
  5.28%, 07/24/06 (a)(b)(c)                               4,000            3,987
PARK GRANADA, L.L.C.
  5.09%, 07/05/06 (b)(c)                                  3,000            2,998
PICAROS FUNDING, L.L.C.
  4.97%, 09/01/06 (a)(b)(c)                               1,544            1,531
  5.04%, 09/25/06 (a)(b)(c)                               1,000              988
  5.41%, 09/27/06 (a)(b)(c)                               1,000              987
  5.51%, 11/03/06 (a)(b)(c)                               5,000            4,906
PREFERRED RECEIVABLES FUNDING
CORP.
  5.09%, 07/13/06 (a)(b)(c)                               2,000            1,997
  5.19%, 07/28/06 (a)(b)(c)                               3,000            2,988
  5.33%, 08/01/06 (a)(b)(c)                               3,000            2,986
SAN PAOLO IMI U.S. FINANCIAL CO.
  4.93%, 08/10/06 (a)                                     1,000              995
SANTANDER CENTRAL HISPANO
FINANCE (DELAWARE), INC.
  4.83%, 07/10/06 (a)                                     1,000              999
  5.20%, 08/15/06 (a)                                     2,000            1,987
SCALDIS CAPITAL LTD.
  5.12%, 08/09/06 (a)(b)(c)                               3,247            3,229
  5.19%, 08/29/06 (a)(b)(c)                               9,276            9,198
  5.28%, 09/11/06 (a)(b)(c)                               1,000              990
  5.46%, 09/25/06 (a)(b)(c)                               6,000            5,923
SEDNA FINANCE, INC.
  5.27%, 09/08/06 (b)(c)                                  1,000              990
SIGMA FINANCE, INC.
  4.95%, 07/06/06 (b)(c)                                  2,300            2,298
  4.65%, 07/11/06 (b)(c)                                  5,000            4,994
  5.41%, 09/26/06 (b)(c)                                  2,000            1,974
  5.29%, 11/28/06 (b)(c)                                  8,000            7,828
SOCIETE GENERALE NORTH
AMERICA, INC.
  5.00%, 07/11/06 (a)                                     3,000            2,996
  5.10%, 07/19/06 (a)                                     2,300            2,294
  5.20%, 08/15/06 (a)                                     1,900            1,888
  5.23%, 11/13/06                                         6,000            5,886
  5.25%, 11/20/06                                         2,000            1,960
SVENSKA HANDELSBANKEN, INC.
  5.23%, 10/23/06 (a)                                     5,000            4,919
THUNDER BAY FUNDING, L.L.C.
  5.10%, 07/11/06 (a)(b)(c)                               4,558            4,552
  5.40%, 09/20/06 (a)(b)(c)                               4,000            3,952
TICONDEROGA FUNDING, L.L.C.
  5.26%, 07/17/06 (a)(b)(c)                               3,000            2,993
  5.27%, 07/19/06 (a)(b)(c)                               1,000              997
UBS FINANCE (DELAWARE), INC.
  4.99%, 07/13/06 (a)                                     6,000            5,990
  5.29%, 07/13/06 (a)                                    13,000           12,977
WESTPAC BANKING CORP.
  5.18%, 07/24/06 (c)                                     3,341            3,330
  4.99%, 09/08/06 (c)                                     5,000            4,953
  5.43%, 09/29/06 (c)                                     3,000            2,960
  5.27%, 11/22/06 (c)                                     2,000            1,959
WHISTLEJACKET CAPITAL, L.L.C.
  5.19%, 08/07/06 (b)(c)                                  1,000              995
  5.27%, 09/11/06 (b)(c)                                  1,000              990
WHITE PINE FINANCE, L.L.C.
  5.00%, 07/10/06 (b)(c)                                  3,000            2,996
  5.10%, 07/17/06 (b)(c)                                  1,153            1,150
  4.99%, 07/25/06 (b)(c)                                  1,000              997
  5.20%, 10/31/06 (b)(c)                                  1,000              983
WINDMILL FUNDING CORP.
  5.17%, 08/02/06 (a)(b)(c)                              10,000            9,955
                                                                     -----------
                                                                         561,248
PROMISSORY NOTES 0.5%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (d)                                     5,000            5,000

VARIABLE-RATE OBLIGATIONS 9.2% of net assets

BARCLAYS BANK, PLC
  5.28%, 07/27/06                                        10,000            9,999
BNP PARIBAS
  5.08%, 07/06/06                                         7,000            6,999


22 See financial notes.

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE VALUE          VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
  5.11%, 07/10/06                                         5,000            4,999
  5.30%, 08/02/06                                        11,000           10,998
CALIFORNIA POLLUTION CONTROL
FINANCING AUTHORITY
  5.34%, 07/05/06 (a)                                     1,760            1,760
CC (USA), INC.
  5.21%, 07/17/06 (b)(c)                                  3,000            3,001
COLUMBUS, GEORGIA
DEVELOPMENT AUTHORITY
  5.48%, 07/06/06 (a)                                     1,625            1,625
EAGLE COUNTY, COLORADO
TAXABLE HOUSING FACILITIES
  5.35%, 07/06/06 (a)                                     1,500            1,500
LIBERTY LIGHTHOUSE U.S.
CAPITAL CO., L.L.C.
  5.09%, 07/07/06 (b)(c)                                  1,000            1,000
  5.31%, 08/02/06 (b)(c)                                  2,000            2,000
LINKS FINANCE, L.L.C.
  5.09%, 07/07/06 (b)(c)                                  4,000            4,000
  5.21%, 07/17/06 (b)(c)                                  1,000            1,000
LP PINEWOOD SPV, INC.
  5.35%, 07/06/06 (a)                                    15,000           15,000
NORDEA BANK FINLAND, PLC
  5.05%, 07/03/06                                         5,000            5,000
ROYAL BANK OF CANADA
  5.06%, 07/03/06                                         2,000            1,999
ROYAL BANK OF SCOTLAND, PLC
  5.20%, 07/19/06                                         2,000            2,000
  5.25%, 07/24/06                                         2,000            2,000
  5.29%, 07/31/06                                         6,000            6,000
SIGMA FINANCE, INC.
  5.16%, 07/17/06 (b)(c)                                  3,000            3,000
  5.20%, 07/17/06 (b)(c)                                  2,000            2,000
SUMITOMO TRUST & BANKING CO.
  5.30%, 07/24/06                                         1,000            1,000
VILLAGE OF STURTEVANT,
WISCONSIN
  5.43%, 07/06/06 (a)                                       695              695
WHISTLEJACKET CAPITAL, L.L.C.
  5.16%, 07/17/06 (b)(c)                                  1,000            1,000
  5.22%, 07/20/06 (b)(c)                                  1,000            1,000
WHITE PINE FINANCE, L.L.C.
  5.13%, 07/12/06 (b)(c)                                  2,000            2,000
                                                                     -----------
                                                                          91,575

OTHER INVESTMENTS 12.7% of net assets

                                                MATURITY AMOUNT         VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
REPURCHASE AGREEMENTS 12.7%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES
L.L.C.
Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $102,000
  5.28%, issued 06/30/06
  due 07/03/06                                          100,044          100,000
CREDIT SUISSE SECURITIES
(USA), L.L.C.
Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $19,845
  5.25%, issued 06/30/06
  due 07/03/06                                           19,461           19,453
DEUTSCHE BANK SECURITIES,
INC.
Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $8,160
  5.30%, issued 06/27/06
  due 07/05/06                                            8,009            8,000
                                                                     -----------
                                                                         127,453

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF INVESTMENTS.

At 6/30/06, the cost of the fund's investments was $997,276.

ISSUER
RATE, ACQUISITION DATE,                             FACE AMOUNT         VALUE
MATURITY DATE                                       ($ x 1,000)      ($ x 1,000)
AT 06/30/06, PORTFOLIO HOLDINGS INCLUDED ILLIQUID
AND/OR RESTRICTED SECURITIES AS FOLLOWS:

BLUE SPICE, L.L.C.
  5.29%, 06/22/06, 07/20/06                               2,000            1,944
THE GOLDMAN SACHS GROUP
INC.
  4.98%, 02/03/06, 10/30/06                               5,000            5,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $352,794 or 35.2% of net assets.
(d) Illiquid and/or restricted security.

SCHWAB INVESTOR MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                          $869,823
Repurchase agreements, at cost and value                                 127,453
Receivables:
  Fund shares sold                                                         7,184
  Investments sold                                                            55
  Interest                                                                 1,777
Prepaid expenses                                                    +         74
                                                                    ------------
TOTAL ASSETS                                                           1,006,366

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     2,905
  Dividends to shareholders                                                1,827
  Investment adviser and administrator fees                                   32
  Transfer agent and shareholder services fees                                21
  Trustees' fees                                                               3
Accrued expenses                                                    +         16
                                                                    ------------
TOTAL LIABILITIES                                                          4,804

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                           1,006,366
Total liabilities                                                   -      4,804
                                                                    ------------
NET ASSETS                                                            $1,001,562

NET ASSETS BY SOURCE
Capital received from investors                                        1,001,562

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$1,001,562     1,001,620       $1.00


                                                         See financial notes. 25

SCHWAB INVESTOR MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
INTEREST                                                                 $16,966

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,340
Transfer agent and shareholder service fees                                  882
Trustees' fees                                                                10
Custodian fees                                                                16
Portfolio accounting fees                                                     15
Professional fees                                                              5
Registration fees                                                             37
Shareholder reports                                                           13
Other expenses                                                        +        4
                                                                      ----------
TOTAL EXPENSES                                                             2,322

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   16,966
TOTAL EXPENSES                                                        -    2,322
                                                                      ----------
NET INVESTMENT INCOME                                                     14,644
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $14,644


26 See financial notes.

SCHWAB INVESTOR MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                              $14,644              $13,258
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              14,644               13,258

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                14,644               13,258

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                        843,184              335,633
Shares reinvested                                   12,481               13,137
Shares redeemed                             +     (375,150)            (320,068)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                    480,515               28,702

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                521,047              492,345
Total increase                              +      480,515               28,702
                                            ------------------------------------
END OF PERIOD                                   $1,001,562             $521,047

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


                                                         See financial notes. 27

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
(organized October 20, 1989)
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab AMT Tax-Free Money Fund
  Schwab Massachusetts Municipal Money Fund
  SCHWAB RETIREMENT ADVANTAGE MONEY FUND
  SCHWAB INVESTOR MONEY FUND
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

REPURCHASE AGREEMENTS: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds average daily net assets described as follows:

                                        RETIREMENT
                                        ADVANTAGE            INVESTOR
   AVERAGE DAILY NET ASSETS             MONEY FUND           MONEY FUND
       First $1 billion                   0.38%                0.38%
        Over $1 billion                   0.35%                0.35%
       Over $10 billion                   0.32%                0.32%
       Over $20 billion                   0.30%                0.30%
       Over $40 billion                   0.27%                0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds' average daily net assets described as follows:

                                  TRANSFER AGENT FEES   SHAREHOLDER SERVICE FEES
Retirement Advantage Money Fund           0.05%                0.17%
Investor Money Fund                       0.05%                0.20%

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007, as follows:

Retirement Advantage Money Fund                0.49%
Investor Money Fund                            none

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, each fund's total security transactions with other Schwab Funds were as follows:

Retirement Advantage Money Fund                $2,000
Investor Money Fund                                --

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds' Statement of Operations.

4. FEDERAL INCOME TAXES

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the funds had no undistributed earnings on a tax basis.

 The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

                                        RETIREMENT
                                         ADVANTAGE          INVESTOR
                                        MONEY FUND         MONEY FUND
From ordinary income                      $17,635            $13,258
From long-term capital gains                   --                 --
From return of capital                         --                 --

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval:
   (i) to reduce contractual advisory fees or add breakpoints for certain funds,
   (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, and (iii) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                  NUMBER OF
AND POSITION(S) WITH                                                  PORTFOLIOS IN
THE TRUST; (TERM OF                                                   FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          Chairman of JDN Corporate Advisory            98           Board 1--Director, Redwood Trust, Inc.
1960                        LLC. From 1996 to 2001, Vice                               Board 2--Director, PMI Group, Inc.
Trustee                     President for Business Affairs and
(Trustee of The Charles     Chief Financial Officer of Stanford
Schwab Family of Funds      University, and in 2001, Special
since 2000.)                Advisor to the President of Stanford
                            University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Chief Executive Officer, Dorward &            57           None.
1931                        Associates (corporate management,
Trustee                     marketing and communications con-
(Trustee of The Charles     sulting firm). From 1996-1999,
Schwab Family of Funds      Executive Vice President and
since 1989.)                Managing Director, Grey Advertising.
                            Prior to 1996, President and Chief
                            Executive Officer, Allen & Dorward
                            Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           Retired. Dean Emeritus, Haas School           98           Board 1--Director, Aphton Corp.
1941                        of Business, University of California,                     Board 2--Director, Mission West Properties
Trustee                     Berkeley. Until February 2004, Co-                         Board 3--Director, TOUSA
(Trustee of The Charles     Chief Executive Officer, Aphton Corp.                      Board 4--Director, Stratex Networks
Schwab Family of Funds      (bio-pharmaceuticals). Prior to August                     Board 5--Director, Genitope Corp.
since 2000.)                1998, Dean of the Haas School of                           Board 6--Director & Non-Executive
                            Business, University of California,                        Chairman, Solectron Corp.
                            Berkeley (higher education).                               Board 7--Director, Ditech Communications
                                                                                       Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                  NUMBER OF
AND POSITION(S) WITH                                                  PORTFOLIOS IN
THE TRUST; (TERM OF                                                   FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Chairman, Chief Executive Officer             57           None.
1931                        and Director, Semloh Financial, Inc.
Trustee                     (international financial services and
(Trustee of The Charles     investment advisory firm).
Schwab Family of Funds
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             Chairman and Chief Executive                  57           Board 1--Board of Cooper Industries
1950                        Officer and founder of Smith                               Board 2--Chairman of the Audit
Trustee                     Graham & Co. (investment advisors).                        Committee of Northern Border Partners,
(Trustee of The Charles                                                                M.L.P.
Schwab Family of Funds
since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Managing Partner, D.R. Stephens &             57           None.
1938                        Company (investments). Prior to
Trustee                     1996, Chairman and Chief
(Trustee of The Charles     Executive Officer of North American
Schwab Family of Funds      Trust (real estate investment trust).
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Chairman and Chief Executive                  57           None.
1943                        Officer, Wilsey Bennett, Inc. (real
Trustee                     estate investment and management,
(Trustee of The Charles     and other investments).
Schwab Family of Funds
since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                  NUMBER OF
AND POSITION(S) WITH                                                  PORTFOLIOS IN
THE TRUST; (TERM OF                                                   FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Chief Executive Officer             57           None.
1937                        and Director, The Charles Schwab
Chairman and Trustee        Corporation, Charles Schwab & Co.,
(Chairman and Trustee       Inc.; Chairman and Director, Charles
of The Charles Schwab       Schwab Investment Management,
Family of Funds since       Inc., Charles Schwab Bank, N. A.;
1989.)                      Chairman and Chief Executive
                            Officer, Schwab (SIS) Holdings Inc. I,
                            Schwab International Holdings, Inc.;
                            Chief Executive Officer and Director,
                            Schwab Holdings, Inc.; Director, U.S.
                            Trust Company, N. A., U.S. Trust
                            Corporation, United States Trust
                            Company of New York. Until May
                            2003, Co-Chief Executive Officer,
                            The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2           Executive Vice President and                  98           None.
1954                        President, Schwab Financial
Trustee                     Products, Charles Schwab & Co.,
(Trustee of The Charles     Inc.; Director, Charles Schwab Asset
Schwab Family of Funds      Management (Ireland) Limited and
since 2005.)                Charles Schwab Worldwide Funds
                            PLC. From September 2002 to July
                            2004, Chief Executive Officer and
                            President, Charles Schwab
                            Investment Management, Inc. and
                            Executive Vice President, Charles
                            Schwab & Co., Inc. Prior to
                            September 2002, President and
                            Chief Investment Officer, American
                            Century Investment Management,
                            and Director, American Century
                            Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                               President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                          Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer         and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Charles Schwab Family         President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
of Funds since 2004.)                         Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                              to July 2004, Senior Vice President, Asset Management Products and Services,
                                              Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                              Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The
                                              Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                               Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                          Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief               Trust Company.
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                                Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                          Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial Officer     Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
(Officer of The Charles Schwab Family         Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
of Funds since 2004.)                         Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
                                              Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                              Limited. From December 1999 to November 2004, Sr. Vice President, Financial
                                              Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                                Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                          Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief               Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                              Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                          Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief               Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                  and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST  continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                              Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                          Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML              Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                       Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Charles Schwab Family         Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
of Funds since 2002.)                         Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                              President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                                Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                          Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer             Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family         Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
of Funds since 1998.)                         Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                              Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under
Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13605-10

SCHWAB ADVISOR CASH RESERVES(TM)

      SEMIANNUAL REPORT
      June 30, 2006


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion ..................................................   2

  Performance and Fund Facts ...............................................   5

  Fund Expenses ............................................................   6

  Financial Statements .....................................................   7

  Financial Notes ..........................................................  19

  Investment Advisory Agreement Approval ...................................  23

  Trustees and Officers ....................................................  26

  Glossary .................................................................  31

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

  Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Advisor Cash Reserves

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. At the end of the six-month report period, the benchmark rate was up to 5.25%. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Nonetheless, higher short-term rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle. Following a strong start to 2006, economic growth has moderated over the past six months.


                                                  Schwab Advisor Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

In this market environment, our strategy was to position the fund for a continued rise in interest rates. To accomplish this, we maintained and continued to add to our holdings of variable rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. In addition, we also purchased securities with longer maturities in order to add yield to the portfolio.

To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) in the mid to high 40-day range over the course of the reporting period. Keeping the WAM in this range provided the flexibility to adapt and respond to the changes in interest rates.

     Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Advisor Cash Reserves

PERFORMANCE AND FUND FACTS as of 6/30/06

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                          SWEEP SHARES      PREMIER SWEEP SHARES
Ticker Symbol                                 SWQXX                 SWZXX
--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                             4.49%                 4.59%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                  4.36%                 4.36%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                   4.59%                 4.69%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                                              47 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                  Schwab Advisor Cash Reserves 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.


                                                                              ENDING
                                                         BEGINNING        ACCOUNT VALUE            EXPENSES
                                    EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                    (Annualized)         at 7/1/05          at 6/30/06          7/1/05-6/30/06
-----------------------------------------------------------------------------------------------------------------
SCHWAB ADVISOR CASH RESERVES(TM)

Sweep Shares
 Actual Return                           0.69%             $1,000           $1,020.30                $3.46
 Hypothetical 5% Return                  0.69%             $1,000           $1,021.37                $3.46

Premier Sweep Shares
 Actual Return                           0.59%             $1,000           $1,020.80                $2.96
 Hypothetical 5% Return                  0.59%             $1,000           $1,021.87                $2.96


1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Advisor Cash Reserves

SCHWAB ADVISOR CASH RESERVES

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 1/1/06-       1/1/05-      8/19/04 1-
SWEEP SHARES                                    6/30/06*      12/31/05       12/31/04
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00           1.00
                                                ------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.02          0.03           0.00 2
                                                ------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.02)        (0.03)         (0.00) 2
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00           1.00
                                                ------------------------------------------------------------------------------------
Total return (%)                                  2.03 3        2.63           0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.69 4        0.69           0.69 4
   Gross operating expenses                       0.84 4        0.85           0.85 4
   Net investment income                          4.09 4        2.65           1.30 4
Net assets, end of period ($ x 1,000,000)        2,692         1,898          1,271

                                                 1/1/06-       1/1/05-      8/19/04 1-
PREMIER SWEEP SHARES                            6/30/06*      12/31/05       12/31/04
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00           1.00
                                                ------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.02          0.03           0.00 2
                                                ------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.02)        (0.03)         (0.00) 2
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00           1.00
                                                ------------------------------------------------------------------------------------
Total return (%)                                  2.08 3        2.73           0.48 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.59 4        0.59           0.59 4
   Gross operating expenses                       0.84 4        0.85           0.85 4
   Net investment income                          4.19 4        2.75           1.41 4
Net assets, end of period ($ x 1,000,000)        5,492         3,728          2,344

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                          See financial notes. 7

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 77.5%  FIXED-RATE
        OBLIGATIONS                                      6,340,396     6,340,396

 11.6%  VARIABLE-RATE
        OBLIGATIONS                                        951,401       951,401

  9.9%  OTHER INVESTMENTS                                  807,819       807,819
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                8,099,616     8,099,616

  1.0%  OTHER ASSETS
        AND LIABILITIES                                                   85,073
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     8,184,689

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
FIXED-RATE OBLIGATIONS 77.5% of net assets

BANK NOTES 2.7%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  4.97%, 07/11/06                                          30,000         30,000
  5.05%, 07/25/06                                          47,000         47,000
  5.10%, 07/25/06                                          80,000         80,000
  5.11%, 08/14/06                                          55,000         55,000
  5.28%, 09/13/06                                           9,000          9,000
                                                                     -----------
                                                                         221,000
CERTIFICATES OF DEPOSIT 22.5%
--------------------------------------------------------------------------------
BANCA INTESA
  5.49%, 09/29/06                                          82,000         82,001
BANK OF TOKYO - MITSUBISHI
UFJ, LTD.
  5.16%, 08/01/06                                          27,000         27,000
BARCLAYS BANK PLC
  5.12%, 08/09/06                                          83,000         83,000
  5.13%, 08/17/06                                          24,000         24,000
BNP PARIBAS
  4.83%, 07/21/06                                          20,000         20,000
  5.17%, 08/25/06                                          10,000         10,000
  5.21%, 09/05/06                                         125,000        125,000
  5.09%, 10/03/06                                          50,000         50,000
  5.15%, 10/15/06                                           7,000          7,000
  5.15%, 10/16/06                                           7,000          7,000
CALYON
  4.63%, 07/11/06                                          64,000         64,000
  5.27%, 10/10/06                                          15,000         15,000
  5.17%, 10/18/06                                           2,700          2,694
CANADIAN IMPERIAL BANK
  OF COMMERCE
  5.27%, 10/10/06                                          66,000         66,000
CITIBANK, N.A.
  5.13%, 08/11/06                                           9,000          9,000
  5.13%, 08/15/06                                          37,000         37,000
  5.13%, 08/17/06                                          10,600         10,600
  5.17%, 08/24/06                                           4,000          4,000
  5.23%, 09/05/06                                          20,000         20,000


8 See financial notes.

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
CREDIT SUISSE
  4.66%, 07/03/06                                          25,000         25,000
  5.39%, 08/31/06                                          64,000         64,000
  5.11%, 10/02/06                                          43,000         43,000
  5.50%, 12/18/06                                          18,000         18,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                          60,000         60,000
  4.85%, 01/26/07                                          16,000         16,000
  5.01%, 02/09/07                                           5,000          5,000
ING BANK, N.V.
  5.08%, 07/27/06                                          23,000         23,000
LANDESBANK BADEN-
WURTTEMBERG
  4.63%, 07/10/06                                          15,000         15,000
  5.49%, 12/20/06                                          64,000         64,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  4.97%, 07/05/06                                          35,000         35,000
  5.01%, 09/07/06                                          25,000         25,000
  5.18%, 10/13/06                                           5,000          5,000
  5.57%, 12/27/06                                           3,000          3,000
MIZUHO CORP. BANK LTD.
  4.98%, 07/07/06                                           3,000          3,000
  4.85%, 07/14/06                                          16,000         16,000
  5.14%, 08/08/06                                          27,000         27,000
  5.00%, 09/08/06                                          20,000         20,000
  5.29%, 09/13/06                                          10,000         10,000
NORDEA BANK FINLAND, PLC
  4.62%, 08/08/06                                           2,000          2,000
SAN PAOLO IMI SPA
  5.07%, 09/29/06                                          66,000         66,000
SKANDINAVISKA ENSKILDA
BANKEN AB
  5.17%, 07/14/06                                          50,000         50,000
SOCIETE GENERALE
  4.64%, 07/10/06                                          63,000         63,000
  4.63%, 07/11/06                                          30,000         30,000
  4.91%, 08/25/06                                           4,000          4,000
SUMITOMO MITSUI BANKING
CORP.
  5.10%, 07/06/06                                          28,000         28,000
  5.34%, 07/31/06                                          24,000         24,000
  5.47%, 09/27/06                                          13,000         13,000
SUMITOMO TRUST & BANKING CO.
  5.26%, 11/20/06                                          32,000         32,000
SVENSKA HANDELSBANKEN AB
  5.20%, 08/14/06                                          53,000         53,000
TORONTO-DOMINION BANK
  5.13%, 08/16/06                                          83,000         83,000
UNICREDITO ITALIANO SPA
  5.16%, 08/10/06                                           8,000          8,000
  5.27%, 09/08/06                                          70,000         69,998
  5.23%, 11/20/06                                          59,000         59,000
US BANK, N.A.
  5.18%, 08/28/06                                           5,000          5,000
WASHINGTON MUTUAL BANK
  5.22%, 11/15/06                                          34,000         34,000
WELLS FARGO BANK, N.A.
  5.20%, 07/28/06                                          73,000         73,000
WILMINGTON TRUST CO.
  4.99%, 09/06/06                                           6,000          6,000
                                                                     -----------
                                                                       1,843,293
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 51.8%
--------------------------------------------------------------------------------
AB SPINTAB
  5.18%, 08/22/06                                          29,000         28,786
  5.18%, 08/30/06                                          16,000         15,864
  5.48%, 09/27/06                                           4,000          3,947
ALLIANCE & LEICESTER, PLC
  4.97%, 07/05/06 (c)                                      14,000         13,992
  5.12%, 08/14/06 (c)                                       1,000            994
  5.23%, 09/01/06 (c)                                      18,000         17,840
  5.28%, 09/12/06 (c)                                      10,000          9,894
  5.38%, 09/15/06 (c)                                      10,000          9,888
AMSTEL FUNDING CORP.
  5.14%, 07/11/06 (b)(c)                                    2,000          1,997
  5.09%, 07/17/06 (b)(c)                                    1,000            998
  5.18%, 07/17/06 (b)(c)                                    6,997          6,981
  5.09%, 07/26/06 (b)(c)                                   16,000         15,944
  5.18%, 08/14/06 (b)(c)                                    1,000            994
  5.14%, 08/15/06 (b)(c)                                   24,000         23,848
  5.18%, 08/21/06 (b)(c)                                    3,000          2,978
  5.45%, 09/26/06 (b)(c)                                   12,000         11,843
AMSTERDAM FUNDING CORP.
  5.15%, 07/13/06 (a)(b)(c)                                 6,600          6,589


                                                          See financial notes. 9

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
  5.18%, 07/24/06 (a)(b)(c)                                50,000         49,835
  5.25%, 09/06/06 (a)(b)(c)                                19,000         18,817
ANGLO IRISH BANK CORP., PLC
  5.19%, 08/29/06 (c)                                       9,000          8,924
AQUINAS FUNDING, L.L.C.
  5.19%, 08/28/06 (a)(b)(c)                                 3,000          2,975
  5.48%, 09/28/06 (a)(b)(c)                                 5,000          4,933
  5.16%, 10/10/06 (a)(b)(c)                                 1,000            986
  5.53%, 12/20/06 (a)(b)(c)                                28,000         27,281
ASAP FUNDING LTD.
  5.12%, 07/07/06 (a)(b)(c)                                19,000         18,984
  5.13%, 08/01/06 (a)(b)(c)                                 1,000            996
  5.12%, 08/02/06 (a)(b)(c)                                32,000         31,856
ATLANTIC ASSET SECURITIZATION,
L.L.C.
  5.12%, 07/24/06 (a)(b)(c)                                31,591         31,488
  5.14%, 08/15/06 (a)(b)(c)                                 3,322          3,301
  5.23%, 08/31/06 (a)(b)(c)                                15,198         15,065
  5.47%, 09/21/06 (a)(b)(c)                                 5,745          5,674
ATLANTIS ONE FUNDING CORP.
  4.95%, 07/05/06 (b)(c)                                    2,000          1,999
  5.09%, 08/01/06 (b)(c)                                   22,000         21,905
  4.81%, 08/07/06 (b)(c)                                   49,000         48,763
  5.12%, 08/07/06 (b)(c)                                    7,000          6,964
  4.93%, 08/23/06 (b)(c)                                   16,855         16,736
  5.19%, 08/28/06 (b)(c)                                   12,078         11,978
  5.23%, 09/01/06 (b)(c)                                   16,000         15,858
  5.03%, 09/28/06 (b)(c)                                    5,000          4,939
  5.16%, 10/12/06 (b)(c)                                   35,000         34,496
  5.18%, 10/13/06 (b)(c)                                   11,000         10,840
  5.50%, 12/18/06 (b)(c)                                   12,000         11,697
  5.51%, 12/20/06 (b)(c)                                    2,000          1,949
  5.56%, 12/27/06 (b)(c)                                   13,000         12,651
BANK OF AMERICA CORP.
  4.84%, 07/17/06                                          15,000         14,968
  5.15%, 08/22/06                                          74,000         73,458
  5.17%, 08/24/06                                          51,000         50,609
  5.20%, 09/01/06                                           4,000          3,965
  5.20%, 09/25/06                                          22,000         21,731
  5.50%, 12/18/06                                          15,000         14,621
BANK OF IRELAND
  5.12%, 08/09/06                                          12,000         11,934
  5.17%, 11/01/06                                          18,000         17,690
BARCLAYS U. S. FUNDING CORP.
  5.18%, 08/23/06 (a)                                      18,000         17,865
BEAR STEARNS COMPANIES, INC.
  4.65%, 07/17/06                                          17,000         16,966
  5.02%, 09/13/06                                          24,000         23,759
  5.42%, 09/20/06                                          16,000         15,807
  5.33%, 12/04/06                                          11,000         10,753
BETA FINANCE, INC.
  4.95%, 07/05/06 (b)(c)                                    9,000          8,995
  4.97%, 07/10/06 (b)(c)                                    9,000          8,989
  5.48%, 09/28/06 (b)(c)                                    4,000          3,947
BLUE SPICE, L.L.C.
  5.29%, 07/20/06 (a)(b)(c)(d)                             23,000         22,936
CANCARA ASSET SECURITISATION,
L.L.C.
  5.01%, 07/13/06 (a)(b)(c)                                10,000          9,984
  5.13%, 08/14/06 (a)(b)(c)                                30,000         29,814
  5.15%, 08/17/06 (a)(b)(c)                                 2,000          1,987
  5.18%, 08/22/06 (a)(b)(c)                                 3,107          3,084
  5.23%, 09/01/06 (a)(b)(c)                                32,000         31,716
  5.39%, 09/18/06 (a)(b)(c)                                 5,000          4,942
CBA (DELAWARE) FINANCE, INC.
  4.93%, 08/02/06 (a)                                      12,000         11,948
CC (USA), INC.
  4.94%, 07/03/06 (b)(c)                                    4,000          3,999
  5.05%, 07/21/06 (b)(c)                                   17,000         16,953
  5.19%, 08/23/06 (b)(c)                                   16,000         15,879
  5.18%, 08/28/06 (b)(c)                                    6,000          5,951
  5.19%, 08/29/06 (b)(c)                                    2,000          1,983
  5.27%, 09/11/06 (b)(c)                                   15,000         14,844
  5.42%, 09/22/06 (b)(c)                                   20,000         19,754
CHARIOT FUNDING, L.L.C.
  5.08%, 07/07/06 (a)(b)(c)                                21,000         20,982
CITIGROUP FUNDING, INC.
  4.97%, 07/06/06 (a)                                       2,000          1,999
  4.98%, 07/07/06 (a)                                      20,000         19,984
  5.09%, 07/10/06 (a)                                       6,000          5,992
  5.00%, 07/12/06 (a)                                      55,000         54,917


10 See financial notes.

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
  5.10%, 08/01/06 (a)                                      16,000         15,931
  5.11%, 08/03/06 (a)                                      21,000         20,903
  5.18%, 08/24/06 (a)                                      32,000         31,755
  5.03%, 09/21/06 (a)                                      13,000         12,855
CLIPPER RECEIVABLES CO., L.L.C.
  5.25%, 07/18/06 (a)(b)(c)                                 5,000          4,988
  5.04%, 07/20/06 (a)(b)(c)                                27,000         26,929
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  5.15%, 07/14/06 (a)(b)(c)                                17,000         16,969
  5.09%, 07/19/06 (a)(b)(c)                                 6,000          5,985
  5.20%, 09/22/06 (a)(b)(c)                                42,860         42,355
  5.12%, 10/06/06 (a)(b)(c)                                23,949         23,627
CROWN POINT CAPITAL CO.,
L.L.C.
  5.12%, 08/08/06 (a)(b)(c)                                 4,000          3,979
  5.43%, 09/22/06 (a)(b)(c)                                37,000         36,543
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
  4.96%, 07/07/06 (b)(c)                                   13,000         12,989
  5.09%, 07/07/06 (b)(c)                                   36,000         35,970
  5.28%, 07/20/06 (b)(c)                                    6,000          5,983
  5.12%, 08/09/06 (b)(c)                                   35,000         34,809
  5.30%, 09/14/06 (b)(c)                                   38,000         37,586
  5.31%, 09/14/06 (b)(c)                                   18,000         17,804
DANSKE CORP.
  4.98%, 11/21/06 (c)                                      27,000         26,486
  5.50%, 12/21/06 (c)                                      80,000         77,943
DEXIA DELAWARE, L.L.C.
  5.31%, 08/04/06 (a)                                      80,000         79,601
DNB NOR BANK ASA
  4.96%, 07/05/06                                           4,000          3,998
  4.97%, 07/05/06                                           1,000            999
  5.27%, 11/27/06                                           7,000          6,851
DORADA FINANCE, INC.
  5.23%, 09/01/06 (b)(c)                                   10,000          9,911
  5.46%, 09/26/06 (b)(c)                                   25,000         24,675
DRESDNER U.S. FINANCE, INC.
  5.10%, 07/10/06 (a)                                       6,000          5,992
EDISON ASSET SECURITIZATION
CORP., L.L.C.
  5.02%, 07/17/06 (a)(b)(c)                                20,000         19,956
  5.20%, 09/18/06 (a)(b)(c)                                 5,848          5,782
FAIRWAY FINANCE CO., L.L.C.
  5.21%, 09/05/06 (a)(b)(c)                                 5,000          4,953
FIVE FINANCE, INC.
  5.10%, 08/04/06 (b)(c)                                   20,000         19,905
  5.27%, 08/15/06 (b)(c)                                   10,000          9,935
  5.46%, 09/25/06 (b)(c)                                    2,000          1,974
  5.23%, 11/15/06 (b)(c)                                    4,000          3,923
FORENINGSSPARBANKEN AB
(SWEDBANK), INC.
  4.70%, 07/19/06                                           3,000          2,993
  4.92%, 08/24/06                                           6,000          5,957
  5.21%, 10/24/06                                           4,000          3,935
  5.22%, 10/24/06                                           4,000          3,935
FORTIS BANQUE LUXEMBOURG
  4.95%, 07/05/06                                          11,000         10,994
  4.97%, 07/12/06                                           2,000          1,997
GALAXY FUNDING, INC.
  5.06%, 07/26/06 (b)(c)                                   40,000         39,861
  5.15%, 08/16/06 (b)(c)                                    1,000            994
GENERAL ELECTRIC CAPITAL CORP.
  5.26%, 07/03/06                                         200,000        199,942
  4.99%, 07/12/06                                          20,000         19,970
  5.00%, 07/17/06                                          35,000         34,923
  4.61%, 08/01/06                                           8,000          7,969
  4.71%, 09/15/06                                           8,000          7,923
GENERAL ELECTRIC CAPITAL SERVICES
  4.61%, 08/01/06                                          12,000         11,954
  4.70%, 09/12/06                                           9,000          8,917
GRAMPIAN FUNDING, L.L.C.
  5.10%, 08/04/06 (a)(b)(c)                                 6,000          5,971
  5.14%, 08/16/06 (a)(b)(c)                                 2,000          1,987
  4.93%, 08/23/06 (a)(b)(c)                                 8,000          7,943
  5.03%, 09/20/06 (a)(b)(c)                                14,000         13,845
  5.02%, 09/22/06 (a)(b)(c)                                 2,000          1,977
  5.42%, 09/26/06 (a)(b)(c)                                 6,000          5,922
  5.18%, 10/10/06 (a)(b)(c)                                 2,000          1,972
  5.27%, 11/17/06 (a)(b)(c)                                 1,000            980
  5.28%, 11/17/06 (a)(b)(c)                                 3,000          2,940
  5.53%, 12/18/06 (a)(b)(c)                                46,000         44,831


                                                         See financial notes. 11

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
HBOS TREASURY SERVICES, PLC
  5.11%, 08/07/06 (a)                                      33,000         32,829
  5.19%, 08/29/06 (a)                                      14,000         13,883
HSBC U.S.A., INC.
  5.22%, 11/10/06                                          38,000         37,291
  5.22%, 11/13/06                                           3,000          2,943
HSH NORDBANKEN, AG
  5.06%, 07/26/06                                           3,000          2,990
IRISH LIFE & PERMANENT, PLC
  4.84%, 07/19/06 (c)                                       4,000          3,991
  5.06%, 07/26/06 (c)                                       1,000            997
  5.39%, 08/21/06 (c)                                       2,750          2,729
IXIS COMMERCIAL PAPER CORP.
  4.98%, 09/08/06 (a)(c)                                   17,000         16,842
  5.48%, 10/03/06 (a)(c)                                    2,000          1,972
JUPITER SECURITIZATION CORP.
  5.21%, 07/31/06 (a)(b)(c)                                17,825         17,748
  5.18%, 08/22/06 (a)(b)(c)                                36,405         36,136
  5.39%, 09/20/06 (a)(b)(c)                                42,000         41,497
K2 (USA), L.L.C.
  4.63%, 07/06/06 (b)(c)                                    2,500          2,498
  4.98%, 07/06/06 (b)(c)                                    1,000            999
  4.93%, 08/25/06 (b)(c)                                   12,000         11,912
  5.19%, 08/25/06 (b)(c)                                    5,000          4,961
  5.27%, 09/11/06 (b)(c)                                    7,000          6,927
  5.02%, 09/12/06 (b)(c)                                   21,000         20,791
  5.39%, 09/18/06 (b)(c)                                    1,000            988
  5.07%, 09/28/06 (b)(c)                                    1,000            988
KBC FINANCIAL PRODUCTS
INTERNATIONAL, LTD.
  5.02%, 09/25/06 (a)(c)                                    1,000            988
  5.24%, 11/09/06 (a)(c)                                    5,000          4,907
LEXINGTON PARKER CAPITAL CO.,
L.L.C.
  5.21%, 07/17/06 (a)(b)(c)                                36,000         35,917
  5.22%, 07/21/06 (a)(b)(c)                                 4,978          4,964
  5.27%, 07/21/06 (a)(b)(c)                                 1,750          1,745
  5.12%, 08/07/06 (a)(b)(c)                                32,500         32,331
  5.18%, 08/21/06 (a)(b)(c)                                17,000         16,877
  5.30%, 09/12/06 (a)(b)(c)                                 3,000          2,968
  5.40%, 09/18/06 (a)(b)(c)                                17,000         16,801
  5.12%, 10/05/06 (a)(b)(c)                                 2,000          1,973
  5.16%, 10/05/06 (a)(b)(c)                                 4,500          4,440
  5.17%, 10/05/06 (a)(b)(c)                                 3,000          2,960
  5.28%, 11/15/06 (a)(b)(c)                                16,000         15,686
LINKS FINANCE, L.L.C.
  4.97%, 07/06/06 (b)(c)                                    3,000          2,998
  5.19%, 08/30/06 (b)(c)                                   10,000          9,915
  5.45%, 09/22/06 (b)(c)                                    9,000          8,888
MANE FUNDING CORP.
  5.27%, 09/12/06 (b)(c)                                   50,000         49,473
  5.48%, 09/26/06 (b)(c)                                    7,000          6,909
MORGAN STANLEY
  5.29%, 07/12/06                                         116,000        115,813
NIEUW AMSTERDAM RECEIVABLES
CORP.
  5.17%, 07/10/06 (a)(b)(c)                                 1,000            999
  5.06%, 07/24/06 (a)(b)(c)                                 8,000          7,974
  5.18%, 08/24/06 (a)(b)(c)                                11,000         10,916
  5.39%, 09/19/06 (a)(b)(c)                                16,786         16,588
  5.47%, 09/20/06 (a)(b)(c)                                 9,990          9,869
NORTHERN ROCK PLC
  5.20%, 08/28/06                                          30,000         29,752
PARK AVENUE RECEIVABLES
CO., L.L.C.
  5.14%, 07/12/06 (a)(b)(c)                                 2,000          1,997
PARK GRANADA, L.L.C.
  4.97%, 07/05/06 (b)(c)                                   16,000         15,991
  5.09%, 07/05/06 (b)(c)                                   23,000         22,987
  5.23%, 09/01/06 (b)(c)                                    7,000          6,938
PICAROS FUNDING, L.L.C.
  4.81%, 08/03/06 (a)(b)(c)                                 6,000          5,974
  4.97%, 09/01/06 (a)(b)(c)                                15,000         14,875
  5.05%, 09/25/06 (a)(b)(c)                                40,000         39,530
  5.41%, 09/27/06 (a)(b)(c)                                11,000         10,857
PREFERRED RECEIVABLES FUNDING
CORP.
  5.09%, 07/13/06 (a)(b)(c)                                 6,000          5,990
  5.33%, 08/01/06 (a)(b)(c)                                40,000         39,817
SAN PAOLO IMI U.S. FINANCIAL
CO.
  4.93%, 08/10/06 (a)                                      38,500         38,293


12 See financial notes.

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
SANTANDER CENTRAL HISPANO
FINANCE (DELAWARE), INC.
  4.65%, 07/10/06 (a)                                       2,000          1,998
  4.83%, 07/10/06 (a)                                       1,000            999
  5.12%, 10/04/06 (a)                                      30,000         29,605
  5.18%, 10/04/06 (a)                                      11,000         10,853
SCALDIS CAPITAL LTD.
  4.97%, 07/06/06 (a)(b)(c)                                 3,000          2,998
  5.06%, 07/25/06 (a)(b)(c)                                21,000         20,930
  5.13%, 07/25/06 (a)(b)(c)                                 7,000          6,976
  5.12%, 08/08/06 (a)(b)(c)                                 9,000          8,952
  5.12%, 08/09/06 (a)(b)(c)                                 7,000          6,962
  5.14%, 08/17/06 (a)(b)(c)                                10,000          9,934
  5.15%, 08/18/06 (a)(b)(c)                                 1,000            993
  5.19%, 08/29/06 (a)(b)(c)                                 1,000            992
  5.28%, 09/11/06 (a)(b)(c)                                30,000         29,687
  5.30%, 09/13/06 (a)(b)(c)                                 4,000          3,957
  5.45%, 09/25/06 (a)(b)(c)                                10,000          9,871
  5.46%, 09/26/06 (a)(b)(c)                                37,000         36,519
  5.48%, 09/27/06 (a)(b)(c)                                15,979         15,768
SEDNA FINANCE, INC.
  5.14%, 07/10/06 (b)(c)                                   20,000         19,974
  5.27%, 09/08/06 (b)(c)                                    2,500          2,475
SHEFFIELD RECEIVABLES CORP.
  5.14%, 07/24/06 (a)(b)(c)                                28,350         28,258
  5.14%, 08/03/06 (a)(b)(c)                                25,000         24,883
SIGMA FINANCE, INC.
  4.65%, 07/11/06 (b)(c)                                    3,000          2,996
  4.65%, 07/18/06 (b)(c)                                    6,000          5,987
  5.10%, 08/02/06 (b)(c)                                    3,000          2,987
  5.18%, 08/25/06 (b)(c)                                   18,000         17,859
  4.98%, 09/05/06 (b)(c)                                    5,000          4,955
  5.16%, 10/13/06 (b)(c)                                    4,000          3,942
  5.26%, 11/21/06 (b)(c)                                   25,000         24,492
  5.29%, 11/28/06 (b)(c)                                   37,000         36,206
  5.34%, 12/01/06 (b)(c)                                   21,000         20,536
SKANDINAVISKA ENSKILDA
BANKEN AB
  4.97%, 07/10/06                                           8,000          7,990
SOCIETE GENERALE NORTH
AMERICA, INC.
  4.66%, 07/05/06 (a)                                       7,000          6,996
  5.39%, 08/24/06 (a)                                       1,925          1,910
  5.23%, 11/13/06 (a)                                       1,000            981
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 11/01/06 (a)(b)(c)                                32,721         32,183
THUNDER BAY FUNDING, L.L.C.
  5.42%, 09/21/06 (a)(b)(c)                                26,273         25,953
TULIP FUNDING CORP.
  5.26%, 07/19/06 (a)(b)(c)                                 3,000          2,992
UBS FINANCE (DELAWARE), INC.
  4.97%, 07/07/06 (a)                                       4,600          4,596
  5.12%, 07/10/06 (a)                                      40,000         39,949
  5.12%, 07/11/06 (a)                                      68,000         67,904
  5.29%, 07/13/06 (a)                                      95,000         94,833
  4.93%, 08/10/06 (a)                                       4,000          3,979
  5.18%, 08/21/06 (a)                                       1,000            993
VARIABLE FUNDING CAPITAL CORP.
  5.03%, 07/18/06 (a)(b)(c)                                97,000         96,772
  5.19%, 07/25/06 (a)(b)(c)                                 9,000          8,969
WESTPAC BANKING CORP.
  5.18%, 07/21/06                                           1,200          1,197
  4.99%, 09/08/06                                          44,000         43,590
  5.27%, 11/22/06                                          10,000          9,795
WHISTLEJACKET CAPITAL, L.L.C.
  5.09%, 07/07/06 (b)(c)                                    7,000          6,994
  5.18%, 08/23/06 (b)(c)                                   11,348         11,263
  5.28%, 09/11/06 (b)(c)                                    1,000            990
WHITE PINE FINANCE, L.L.C.
  4.97%, 07/06/06 (b)(c)                                    1,000            999
  5.01%, 07/07/06 (b)(c)                                    1,000            999
  5.10%, 07/10/06 (b)(c)                                   14,445         14,427
  4.97%, 07/25/06 (b)(c)                                    1,000            997
  5.13%, 07/25/06 (b)(c)                                    7,938          7,911
  5.12%, 07/27/06 (b)(c)                                    5,893          5,872
  5.10%, 08/02/06 (b)(c)                                    2,000          1,991
  5.14%, 08/02/06 (b)(c)                                    4,031          4,013
  5.15%, 08/10/06 (b)(c)                                    3,714          3,693
  5.28%, 09/11/06 (b)(c)                                    7,000          6,927


                                                         See financial notes. 13

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
WINDMILL FUNDING CORP.
  5.15%, 07/17/06 (a)(b)(c)                                 2,000          1,995
  5.19%, 07/27/06 (a)(b)(c)                                95,000         94,646
                                                                     -----------
                                                                       4,209,167
PROMISSORY NOTES 0.5%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (d)                                      39,000         39,000
  5.30%, 01/11/07 (d)                                       5,000          5,000
                                                                     -----------
                                                                          44,000
VARIABLE-RATE OBLIGATIONS 11.6% of net assets

BANK OF IRELAND
  5.24%, 07/20/06 (c)                                      10,000         10,000
BARCLAYS BANK, PLC
  5.28%, 07/27/06                                          60,000         59,993
BEAR STEARNS COMPANIES, INC.
  5.25%, 07/21/06                                          23,000         23,000
BNP PARIBAS
  5.07%, 07/05/06                                          24,000         23,998
  5.08%, 07/06/06                                          10,000          9,998
  5.11%, 07/10/06                                          10,000          9,999
  5.30%, 08/02/06                                          25,000         24,995
BRECKENRIDGE TERRACE, L.L.C.
  5.40%, 07/06/06 (a)                                       1,000          1,000
CC (USA), INC.
  5.21%, 07/17/06 (b)(c)                                   17,000         17,005
  5.33%, 07/25/06 (b)(c)                                   13,000         13,003
CANADIAN IMPERIAL BANK
OF COMMERCE
  5.28%, 07/24/07                                          25,000         25,000
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  5.29%, 07/27/06 (a)(b)(c)                                45,063         45,062
COOK COUNTY, IL
  5.37%, 07/05/06 (a)                                       1,500          1,500
DORADA FINANCE, INC.
  5.17%, 07/17/06 (b)(c)                                   40,000         39,999
EAGLE COUNTY, CO
  5.40%, 07/06/06 (a)                                       2,000          2,000
FIVE FINANCE, INC.
  5.27%, 07/25/06 (b)(c)                                   20,000         19,996
K2 (USA), L.L.C.
  5.13%, 07/10/06 (b)(c)                                   12,000         11,999
  5.31%, 07/17/06 (b)(c)                                   17,000         16,998
LIBERTY LIGHTHOUSE U.S.
CAPITAL CO., L.L.C.
  5.06%, 07/03/06 (b)(c)                                    6,000          5,999
  5.11%, 07/10/06 (b)(c)                                   13,000         12,999
LINKS FINANCE, L.L.C.
  5.09%, 07/07/06 (b)(c)                                   18,000         17,999
  5.11%, 07/10/06 (b)(c)                                   20,000         19,999
  5.18%, 07/17/06 (b)(c)                                   14,000         14,000
  5.21%, 07/17/06 (b)(c)                                    2,000          2,001
  5.21%, 07/17/06 (b)(c)                                   15,000         14,999
MERRILL LYNCH & CO., INC.
  5.18%, 07/17/06                                          25,000         25,000
MORGAN STANLEY
  5.15%, 07/03/06                                          20,000         20,000
NORDEA BANK FINLAND, PLC
  5.05%, 07/03/06                                          23,000         22,999
NORDEA BANK AB
  5.15%, 07/11/06 (c)                                      25,000         25,000
ROYAL BANK OF CANADA
  5.06%, 07/03/06                                         100,000         99,976
ROYAL BANK OF SCOTLAND, PLC
  5.20%, 07/19/06                                          50,000         49,997
  5.25%, 07/24/06                                          14,000         13,999
  5.29%, 07/31/06                                          28,000         27,999
  5.27%, 07/20/07 (c)                                      20,000         20,000
SIGMA FINANCE, INC.
  5.20%, 07/17/06 (b)(c)                                   51,000         51,008
  5.16%, 07/17/06 (b)(c)                                   12,000         12,000
SOCIETE GENERALE NORTH
AMERICA, INC.
  5.08%, 07/03/06 (a)                                      15,000         15,000
SUMITOMO TRUST &
BANKING CO.
  5.21%, 07/14/06                                          30,000         30,000
  5.30%, 07/24/06                                           2,000          2,000
SVENSKA HANDELSBANKEN
AB
  5.07%, 07/03/06                                          25,000         24,999
TENDERFOOT SEASONAL
HOUSING, L.L.C.
  5.40%, 07/06/06 (a)                                       2,885          2,885


14 See financial notes.

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
WESTPAC BANKING CORP.
  5.18%, 07/17/06 (c)                                      25,000         25,000
WHISTLEJACKET CAPITAL, L.L.C.
  5.09%, 07/07/06 (b)(c)                                    9,000          8,999
  5.04%, 07/11/06 (b)(c)                                    5,000          5,000
  5.23%, 07/20/06 (b)(c)                                    6,000          6,000
WHITE PINE FINANCE, L.L.C.
  5.13%, 07/10/06 (b)(c)                                   10,000          9,999
  5.13%, 07/12/06 (b)(c)                                    2,000          2,000
  5.15%, 07/17/06 (b)(c)                                    8,000          8,000
                                                                     -----------
                                                                         951,401

OTHER INVESTMENTS 9.9% of net assets

                                                  MATURITY AMOUNT       VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
REPURCHASE AGREEMENTS 9.9%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES
L.L.C.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government Securities
with a value of $714,000
5.28%, issued 06/30/06,
due 07/03/06                                              700,308        700,000
CREDIT SUISSE SECURITIES
(USA), L.L.C.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government Securities
with a value of $7,980
5.25%, issued 06/30/06,
due 07/03/06                                                7,823          7,819
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government Securities
with a value of $103,480
5.25%, issued 06/30/06,
due 07/03/06                                              100,044        100,000
                                                                     -----------
                                                                         807,819

ISSUER
RATE, ACQUISITION DATE                                FACE AMOUNT       VALUE
MATURITY DATE                                         ($ x 1,000)    ($ x 1,000)
END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $8,099,616.

At 06/03/06, portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
  5.29%, 06/22/06, 07/20/06                                23,000         22,936
THE GOLDMAN SACHS GROUP,
INC.
  4.98%, 02/03/06, 10/30/06                                39,000         39,000
  5.30%, 04/11/06, 01/11/07                                 5,000          5,000
                                                                     -----------
                                                                          44,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,201,180 or 39.1% of net assets.
(d) Illiquid and/or restricted security

SCHWAB ADVISOR CASH RESERVES

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                        $7,291,797
Repurchase agreements, at cost and value                                 807,819
Receivables:
   Fund shares sold                                                      364,736
   Interest                                                               21,352
Prepaid expenses                                                   +         864
                                                                   -------------
TOTAL ASSETS                                                           8,486,568

LIABILITIES
--------------------------------------------------------------------------------
Bank Overdraft                                                                49
Payables:
   Dividends to shareholders                                              15,000
   Fund shares redeemed                                                  286,191
   Investment adviser and administrator fees                                 156
   Transfer agent and shareholder services fees                              260
   Trustees' fees                                                              1
Accrued expenses                                                   +         222
                                                                   -------------
TOTAL LIABILITIES                                                        301,879

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           8,486,568
TOTAL LIABILITIES                                                  -     301,879
                                                                   -------------
NET ASSETS                                                            $8,184,689

NET ASSETS BY SOURCE
Capital received from investors                                        8,184,689

NET ASSET VALUE (NAV) BY SHARE CLASS

                                    SHARES
SHARE CLASS     NET ASSETS  /  OUTSTANDING  =    NAV
Sweep Shares    $2,692,282       2,692,282     $1.00
Premier Sweep
Shares          $5,492,407       5,492,407     $1.00


16 See financial notes.

SCHWAB ADVISOR CASH RESERVES

Statement of
OPERATIONS

From January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $157,692

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 11,696
Transfer agent and shareholder service fees:
   Sweep Shares                                                            4,891
   Premier Sweep Shares                                                    9,952
Trustees' fees                                                                15
Custodian fees                                                               117
Portfolio accounting fees                                                     68
Professional fees                                                             25
Registration fees                                                            849
Other expenses                                                       +        18
                                                                     -----------
Total expenses                                                            27,631
Expense reduction                                                    -     7,079
                                                                     -----------
NET EXPENSES                                                              20,552

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
Total investment income                                                  157,692
Net expenses                                                         -    20,552
                                                                     -----------
Net investment income                                                    137,140
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $137,140
                                                                     -----------


                                                         See financial notes. 17

SCHWAB ADVISOR CASH RESERVES

Statement of
CHANGES IN NET ASSETS

For the current and prior report period. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          1/1/06-6/30/06        1/1/05-12/31/05
Net investment income                           $137,140               $132,239
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           137,140                132,239

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                      44,463                 43,265
Premier Sweep Shares                      +       92,677                 88,974
                                          --------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME       137,140                132,239

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                   7,287,696              9,538,598
Premier Sweep Shares                      +   18,610,186             22,760,631
                                          --------------------------------------
TOTAL SHARES SOLD                             25,897,882             32,299,229
SHARES REINVESTED
Sweep Shares                                      39,487                 42,446
Premier Sweep Shares                      +       82,146                 87,145
                                          --------------------------------------
TOTAL SHARES REINVESTED                          121,633                129,591
SHARES REDEEMED
Sweep Shares                                  (6,533,299)            (8,953,704)
Premier Sweep Shares                      +  (16,927,619)           (21,463,885)
                                          --------------------------------------
TOTAL SHARES REDEEMED                        (23,460,918)           (30,417,589)
NET TRANSACTIONS IN FUND SHARES                2,558,597              2,011,231

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            5,626,092              3,614,861
Total increase                            +    2,558,597              2,011,231
                                          --------------------------------------
END OF PERIOD                                 $8,184,689             $5,626,092

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


18 See financial notes.

SCHWAB ADVISOR CASH RESERVES

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
  (organized October 20, 1989)
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab AMT Tax-Free Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  SCHWAB ADVISOR CASH RESERVES
  Schwab Cash Reserves

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

REPURCHASE AGREEMENTS: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

SCHWAB ADVISOR CASH RESERVES

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum

SCHWAB ADVISOR CASH RESERVES

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

   AVERAGE DAILY NET ASSETS
       First $1 billion             0.38%
        Over $1 billion             0.35%
       Over $10 billion             0.32%
       Over $20 billion             0.30%
       Over $40 billion             0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

                             TRANSFER AGENT FEES       SHAREHOLDER SERVICE FEES
Sweep Shares                        0.25%                        0.20%
Premier Sweep Shares                0.25%                        0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Sweep Shares                        0.69%
Premier Sweep Shares                0.59%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund had no security transactions with other Schwab Funds.

SCHWAB ADVISOR CASH RESERVES

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the fund had no undistributed earnings on a tax basis.

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income                                   $132,239
From long-term capital gains                                 --
From return of capital                                       --

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Advisor Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                 NUMBER OF
AND POSITION(S) WITH                                                 PORTFOLIOS IN
THE TRUST; (TERM OF                                                  FUND COMPLEX
OFFICE, AND LENGTH OF      PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)             DURING THE PAST FIVE YEARS                THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         Chairman of JDN Corporate Advisory             98          Board 1--Director, Redwood Trust, Inc.
1960                       LLC. From 1996 to 2001, Vice                               Board 2--Director, PMI Group, Inc.
Trustee                    President for Business Affairs and
(Trustee of The Charles    Chief Financial Officer of Stanford
Schwab Family of Funds     University, and in 2001, Special
since 2000.)               Advisor to the President of Stanford
                           University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Chief Executive Officer, Dorward &             57          None.
1931                       Associates (corporate management,
Trustee                    marketing and communications con-
(Trustee of The Charles    sulting firm). From 1996-1999,
Schwab Family of Funds     Executive Vice President and
since 1989.)               Managing Director, Grey Advertising.
                           Prior to 1996, President and Chief
                           Executive Officer, Allen & Dorward
                           Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          Retired. Dean Emeritus, Haas School            98          Board 1--Director, Aphton Corp.
1941                       of Business, University of California,                     Board 2--Director, Mission West Properties
Trustee                    Berkeley. Until February 2004, Co-                         Board 3--Director, TOUSA
(Trustee of The Charles    Chief Executive Officer, Aphton Corp.                      Board 4--Director, Stratex Networks
Schwab Family of Funds     (bio-pharmaceuticals). Prior to August                     Board 5--Director, Genitope Corp.
since 2000.)               1998, Dean of the Haas School of                           Board 6--Director & Non-Executive
                           Business, University of California,                        Chairman, Solectron Corp.
                           Berkeley (higher education).                               Board 7--Director, Ditech Communications
                                                                                      Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                 NUMBER OF
AND POSITION(S) WITH                                                 PORTFOLIOS IN
THE TRUST; (TERM OF                                                  FUND COMPLEX
OFFICE, AND LENGTH OF      PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)             DURING THE PAST FIVE YEARS                THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Chairman, Chief Executive Officer              57          None.
1931                       and Director, Semloh Financial, Inc.
Trustee                    (international financial services and
(Trustee of The Charles    investment advisory firm).
Schwab Family of Funds
since 1989.)

------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            Chairman and Chief Executive                   57          Board 1--Board of Cooper Industries
1950                       Officer and founder of Smith                               Board 2--Chairman of the Audit
Trustee                    Graham & Co. (investment advisors).                        Committee of Northern Border Partners,
(Trustee of The Charles                                                               M.L.P.
Schwab Family of Funds
since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Managing Partner, D.R. Stephens &              57          None.
1938                       Company (investments). Prior to
Trustee                    1996, Chairman and Chief
(Trustee of The Charles    Executive Officer of North American
Schwab Family of Funds     Trust (real estate investment trust).
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Chairman and Chief Executive                   57          None.
1943                       Officer, Wilsey Bennett, Inc. (real
Trustee                    estate investment and management,
(Trustee of The Charles    and other investments).
Schwab Family of Funds
since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                 NUMBER OF
AND POSITION(S) WITH                                                 PORTFOLIOS IN
THE TRUST; (TERM OF                                                  FUND COMPLEX
OFFICE, AND LENGTH OF      PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)             DURING THE PAST FIVE YEARS                THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2        Chairman, Chief Executive Officer              57          None.
1937                       and Director, The Charles Schwab
Chairman and Trustee       Corporation, Charles Schwab & Co.,
(Chairman and Trustee      Inc.; Chairman and Director, Charles
of The Charles Schwab      Schwab Investment Management,
Family of Funds since      Inc., Charles Schwab Bank, N. A.;
1989.)                     Chairman and Chief Executive
                           Officer, Schwab (SIS) Holdings Inc. I,
                           Schwab International Holdings, Inc.;
                           Chief Executive Officer and Director,
                           Schwab Holdings, Inc.; Director, U.S.
                           Trust Company, N. A., U.S. Trust
                           Corporation, United States Trust
                           Company of New York. Until May
                           2003, Co-Chief Executive Officer,
                           The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2          Executive Vice President and                   98          None.
1954                       President, Schwab Financial
Trustee                    Products, Charles Schwab & Co.,
(Trustee of The Charles    Inc.; Director, Charles Schwab Asset
Schwab Family of Funds     Management (Ireland) Limited and
since 2005.)               Charles Schwab Worldwide Funds
                           PLC. From September 2002 to July
                           2004, Chief Executive Officer and
                           President, Charles Schwab
                           Investment Management, Inc. and
                           Executive Vice President, Charles
                           Schwab & Co., Inc. Prior to
                           September 2002, President and
                           Chief Investment Officer, American
                           Century Investment Management,
                           and Director, American Century
                           Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                                President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                           Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer          and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Charles Schwab Family          President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
of Funds since 2004.)                          Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                               to July 2004, Senior Vice President, Asset Management Products and Services,
                                               Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                               Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The
                                               Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                                Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                           Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief                Trust Company.
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                                 Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                           Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial Officer      Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
(Officer of The Charles Schwab Family          Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
of Funds since 2004.)                          Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
                                               Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                               Limited. From December 1999 to November 2004, Sr. Vice President, Financial
                                               Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                                 Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                           Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief                Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                               Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                           Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief                Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                   and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                               Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                           Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML               Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                        Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Charles Schwab Family          Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
of Funds since 2002.)                          Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                               President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                                 Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                           Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer              Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family          Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
of Funds since 1998.)                          Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                               Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR32959-01

SCHWAB CASH RESERVES

      SEMIANNUAL REPORT
      June 30, 2006


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion ..................................................   2

  Performance and Fund Facts ...............................................   5

  Fund Expenses ............................................................   6

  Financial Statements .....................................................   7

  Financial Notes ..........................................................  20

  Investment Advisory Agreement Approval ...................................  24

  Trustees and Officers ....................................................  27

  Glossary .................................................................  32

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

  Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Cash Reserves

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. At the end of the six-month report period, the benchmark rate was up to 5.25%. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Nonetheless, higher short-term rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle. Following a strong start to 2006, economic growth has moderated over the past six months.


                                                          Schwab Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

In this market environment, our strategy was to position the fund for a continued rise in interest rates. To accomplish this, we maintained and continued to add to our holdings of variable rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. In addition, we also purchased securities with longer maturities in order to add yield to the portfolio.

To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) in the mid to high 40-day range over the course of the reporting period. Keeping the WAM in this range provided the flexibility to adapt and respond to the changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Cash Reserves

PERFORMANCE AND FUND FACTS as of 6/30/06

Ticker Symbol: SWSXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          4.51%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                                               4.40%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                4.61%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              47 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                          Schwab Cash Reserves 5

Fund Expenses (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                        ENDING
                                                   BEGINNING        ACCOUNT VALUE            EXPENSES
                             EXPENSE RATIO 1     ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                              (Annualized)         at 1/1/06          at 6/30/06           1/1/06-6/30/06
-----------------------------------------------------------------------------------------------------------
SCHWAB CASH RESERVES
  Actual Return                   0.69%             $1,000            $1,020.59               $3.46
  Hypothetical 5% Return          0.69%             $1,000            $1,021.37               $3.46

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Cash Reserves

SCHWAB CASH RESERVES

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/06-        1/1/05-       8/12/04 1-
                                               6/30/06*       12/31/05        12/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00           1.00            1.00
                                               -------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.02           0.03            0.00 2
                                               -------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.02)         (0.03)          (0.00) 2
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                  1.00           1.00            1.00
                                               -------------------------------------------------------------------------------------
Total return (%)                                  2.06 3         2.65            0.46 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.69 4         0.69            0.69 4
   Gross operating expenses                       0.81 4         0.92            1.05 4
   Net investment income                          4.34 4         2.90            1.24 4
Net assets, end of period ($ x 1,000,000)       13,398            822             140

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                          See financial notes. 7

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
 80.4%  FIXED-RATE
        OBLIGATIONS                                10,780,890         10,780,890

  8.4%  VARIABLE-RATE
        OBLIGATIONS                                 1,116,990          1,116,990

 10.8%  OTHER INVESTMENTS                           1,440,403          1,440,403
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                          13,338,283         13,338,283

  0.4%  OTHER ASSETS AND
        LIABILITIES                                                       59,552
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    13,397,835

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
FIXED-RATE OBLIGATIONS 80.4% of net assets

BANK NOTES 2.7%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  4.97%, 07/11/06                                      90,000             90,000
  5.09%, 07/21/06                                      10,000             10,000
  5.10%, 07/25/06                                      60,000             60,000
  5.08%, 08/04/06                                      80,000             80,000
  5.11%, 08/14/06                                       5,000              5,000
  5.09%, 08/23/06                                     100,000            100,000
  5.28%, 09/13/06                                      17,000             17,000
                                                                     -----------
                                                                         362,000
CERTIFICATES OF DEPOSIT 22.8%
--------------------------------------------------------------------------------
BANCA INTESA
  5.40%, 08/29/06                                      75,000             75,000
  5.49%, 09/29/06                                      59,000             59,001
BANCO BILBAO VIZCAYA
ARGENTARIA S.A.
  4.96%, 07/11/06                                      45,000             45,000
BANK OF TOKYO - MITSUBISHI
UFJ, LTD.
  5.16%, 08/01/06                                     126,000            126,000
BARCLAYS BANK PLC
  5.03%, 07/18/06                                      70,000             70,000
  5.09%, 07/21/06                                      30,000             30,000
  5.12%, 07/25/06                                      25,000             25,000
  5.12%, 08/09/06                                     158,000            158,000
BAYERISCHE HYPO- UND
VEREINSBANK AG
  5.08%, 07/12/06                                      30,000             30,000
BNP PARIBAS
  5.17%, 08/25/06                                      65,000             65,000
  5.09%, 10/03/06                                       9,000              9,000
  5.15%, 10/16/06                                     138,000            138,000
CALYON
  4.83%, 08/10/06                                      12,000             12,000
CITIBANK, N.A.
  5.12%, 08/10/06                                     150,000            150,000
  5.13%, 08/11/06                                      53,000             53,000
  5.13%, 08/17/06                                      25,000             25,000
  5.17%, 08/24/06                                      16,000             16,000
  5.20%, 08/31/06                                       5,000              5,000
  5.23%, 09/05/06                                      47,000             47,000
  5.37%, 09/18/06                                      15,000             15,000


8 See financial notes.

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
  5.40%, 09/20/06                                      24,000             24,000
CREDIT AGRICOLE S.A.
  4.63%, 07/05/06                                       7,000              7,000
CREDIT SUISSE
  4.66%, 07/03/06                                       3,000              3,000
  4.96%, 07/05/06                                      40,000             40,000
  5.01%, 07/14/06                                      50,000             50,000
  5.04%, 07/24/06                                      22,000             22,000
  5.39%, 08/31/06                                      90,000             90,000
  5.50%, 12/18/06                                      65,000             65,000
DEPFA BANK, PLC
  4.80%, 08/02/06                                       5,000              5,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                       2,000              2,000
  5.22%, 10/26/06                                      95,000             95,000
  4.85%, 01/26/07                                       6,000              6,000
  5.01%, 02/09/07                                       2,000              2,000
  5.25%, 03/20/07                                      15,000             14,981
FIRST TENNESSEE BANK, N.A.
  5.18%, 08/28/06                                      22,000             22,000
HBOS TREASURY SERVICES, PLC
  4.96%, 07/11/06 (a)                                  25,000             25,000
HSH NORDBANK, AG
  5.27%, 09/13/06                                       2,000              2,000
ING BANK, N.V.
  5.08%, 07/27/06                                     143,000            143,000
LANDESBANK BADEN-
WURTTEMBERG
  5.49%, 12/20/06                                     133,000            133,000
MITSUBISHI UFJ TRUST &
BANKING CORP.
  4.97%, 07/05/06                                      15,000             15,000
  5.29%, 11/27/06                                       2,000              2,000
  5.36%, 12/11/06                                      50,000             50,000
  5.50%, 12/19/06                                      35,000             35,000
  5.57%, 12/27/06                                      32,000             32,000
MIZUHO CORP. BANK LTD.
  4.98%, 07/07/06                                      21,000             21,000
  5.05%, 07/17/06                                      25,000             25,000
  5.14%, 08/08/06                                      72,000             72,000
  5.17%, 08/08/06                                      10,000             10,000
SAN PAOLO IMI SPA
  5.09%, 08/25/06                                      89,000             89,000
  5.07%, 09/29/06                                      11,000             11,000
SOCIETE GENERALE
  4.63%, 07/11/06                                       5,000              5,000
SUMITOMO MITSUI BANKING CORP.
  5.10%, 07/06/06                                      25,000             25,000
  5.33%, 07/27/06                                      19,000             19,000
  5.31%, 07/28/06                                      43,000             43,000
  5.34%, 08/01/06                                      22,000             22,000
SUMITOMO TRUST & BANKING CO.
  5.02%, 09/11/06                                      12,000             12,000
  5.18%, 10/25/06                                      24,000             24,000
  5.24%, 11/06/06                                      58,000             58,000
  5.35%, 12/05/06                                       8,000              8,000
TORONTO-DOMINION BANK
  4.97%, 07/10/06                                      35,000             35,000
  5.16%, 09/05/06                                      46,000             46,000
  5.16%, 10/13/06                                      25,000             25,000
  5.34%, 12/01/06                                      41,000             41,000
UNICREDITO ITALIANO SPA
  5.16%, 08/10/06                                      10,000              9,999
  5.18%, 08/24/06                                      50,000             50,000
  5.24%, 09/08/06                                      69,000             69,000
  5.23%, 11/17/06                                      40,000             40,000
  5.48%, 12/19/06                                      16,000             16,000
  5.53%, 12/27/06                                      40,000             40,000
US BANK, N.A.
  4.94%, 07/07/06                                      33,000             33,000
  5.18%, 08/28/06                                      55,000             55,000
WASHINGTON MUTUAL BANK
  5.08%, 07/07/06                                      20,000             20,000
  5.09%, 07/07/06                                      20,000             20,000
  5.35%, 12/04/06                                      34,000             33,991
  5.37%, 12/04/06                                      25,000             24,992
WELLS FARGO BANK, N.A.
  5.19%, 07/31/06                                     154,000            154,000
WILMINGTON TRUST CO.
  4.92%, 08/03/06                                       2,000              2,000
  4.81%, 08/07/06                                       3,000              3,000
                                                                     -----------
                                                                       3,199,964
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 54.9%
--------------------------------------------------------------------------------
AB SPINTAB
  4.98%, 07/06/06                                       2,300              2,298
  5.11%, 08/04/06                                       1,000                995
  5.18%, 08/30/06                                      73,000             72,378
  5.48%, 09/27/06                                       5,000              4,934


                                                          See financial notes. 9

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
ALLIANCE & LEICESTER, PLC
  4.97%, 07/05/06 (c)                                   9,000              8,995
  4.99%, 07/13/06 (c)                                   1,000                998
  4.80%, 07/20/06 (c)                                   4,000              3,990
  5.11%, 08/03/06 (c)                                  65,000             64,700
  5.20%, 09/01/06 (c)                                   5,000              4,956
  4.99%, 09/06/06 (c)                                   2,000              1,982
  5.38%, 09/15/06 (c)                                   2,000              1,978
  5.31%, 10/25/06 (c)                                   4,000              3,933
AMSTEL FUNDING CORP.
  5.00%, 07/10/06 (b)(c)                               10,000              9,988
  5.00%, 07/11/06 (b)(c)                                6,750              6,741
  5.09%, 07/17/06 (b)(c)                               20,000             19,955
  5.10%, 07/19/06 (b)(c)                               25,000             24,937
  5.09%, 07/26/06 (b)(c)                               36,059             35,933
  5.19%, 08/28/06 (b)(c)                               13,800             13,686
  5.19%, 08/29/06 (b)(c)                                6,672              6,616
  5.48%, 09/26/06 (b)(c)                               15,000             14,804
  5.45%, 09/27/06 (b)(c)                                2,035              2,008
AMSTERDAM FUNDING CORP.
  5.28%, 07/20/06 (a)(b)(c)                            20,000             19,945
  5.18%, 07/25/06 (a)(b)(c)                            15,120             15,068
  5.17%, 08/02/06 (a)(b)(c)                            40,000             39,818
ANGLO IRISH BANK CORP., PLC
  5.14%, 07/28/06 (c)                                  15,000             14,943
ANZ (DELAWARE), INC.
  5.23%, 10/19/06 (a)                                  23,000             22,642
ANZ NATIONAL (INT) LTD.
  5.53%, 12/21/06 (a)                                  37,000             36,044
AQUINAS FUNDING, L.L.C.
  5.01%, 07/13/06 (a)(b)(c)                            18,000             17,970
  5.32%, 07/28/06 (a)(b)(c)                            13,000             12,948
  5.09%, 08/01/06 (a)(b)(c)                            20,000             19,914
  5.10%, 08/01/06 (a)(b)(c)                             3,000              2,987
  5.19%, 08/28/06 (a)(b)(c)                             3,000              2,975
  5.19%, 08/29/06 (a)(b)(c)                             1,000                992
  5.53%, 12/20/06 (a)(b)(c)                             3,000              2,923
ASAP FUNDING LTD.
  4.98%, 07/05/06 (a)(b)(c)                            10,000              9,995
  5.01%, 07/06/06 (a)(b)(c)                            18,000             17,988
  5.06%, 07/14/06 (a)(b)(c)                             7,000              6,987
  5.13%, 08/01/06 (a)(b)(c)                             5,000              4,978
  5.12%, 08/02/06 (a)(b)(c)                             3,000              2,987
  5.33%, 09/06/06 (a)(b)(c)                            11,000             10,892
  5.40%, 09/08/06 (a)(b)(c)                            30,000             29,694
ATLANTIC ASSET SECURITIZATION,
L.L.C.
  5.08%, 07/10/06 (a)(b)(c)                            26,000             25,967
  5.12%, 08/07/06 (a)(b)(c)                            40,522             40,312
  5.29%, 09/11/06 (a)(b)(c)                            21,000             20,781
  5.33%, 09/12/06 (a)(b)(c)                            16,000             15,830
ATLANTIS ONE FUNDING CORP.
  4.95%, 07/05/06 (b)(c)                                6,000              5,997
  5.03%, 07/19/06 (b)(c)                               26,000             25,935
  5.10%, 07/21/06 (b)(c)                               24,000             23,933
  4.81%, 08/07/06 (b)(c)                                2,000              1,990
  5.12%, 08/07/06 (b)(c)                               49,000             48,746
  5.19%, 08/28/06 (b)(c)                               13,000             12,893
  5.26%, 09/07/06 (b)(c)                                3,000              2,971
  5.00%, 09/20/06 (b)(c)                               15,000             14,835
  5.16%, 10/12/06 (b)(c)                               64,355             63,429
  5.21%, 10/27/06 (b)(c)                               91,000             89,488
  5.50%, 12/18/06 (b)(c)                               15,000             14,621
  5.51%, 12/20/06 (b)(c)                               30,000             29,232
BANK OF AMERICA CORP.
  4.84%, 07/17/06                                       2,000              1,996
  5.15%, 08/22/06                                     180,000            178,681
  5.17%, 08/24/06                                      12,000             11,908
  5.20%, 09/01/06                                      14,000             13,876
  5.27%, 09/08/06                                      40,000             39,601
  5.43%, 09/25/06                                      20,000             19,744
  5.50%, 12/18/06                                      18,000             17,546
BANK OF IRELAND
  4.86%, 08/09/06 (c)                                   3,000              2,985
BARCLAYS US FUNDING CORP.
  4.96%, 07/10/06 (a)                                  15,000             14,982
  5.03%, 07/19/06 (a)                                   2,000              1,995
  5.18%, 08/23/06 (a)                                  13,000             12,902
BEAR STEARNS COMPANIES, INC.
  4.96%, 07/05/06                                      15,000             14,992
  5.09%, 08/21/06                                      40,000             39,717
  5.39%, 08/28/06                                      68,000             67,415
  5.02%, 09/13/06                                      13,000             12,869
  5.00%, 09/14/06                                       5,000              4,949
  5.33%, 12/04/06                                      12,000             11,730
BETA FINANCE, INC.
  4.95%, 07/05/06 (b)(c)                                1,000                999
  4.96%, 07/06/06 (b)(c)                                8,000              7,995


10 See financial notes.

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
  5.04%, 07/20/06 (b)(c)                                9,000              8,976
  5.05%, 07/24/06 (b)(c)                               13,000             12,959
BLUE SPICE, L.L.C.
  5.23%, 09/05/06 (a)(b)(c)(d)                         38,000             37,641
CALYON NORTH AMERICA, INC.
  5.30%, 11/07/06 (a)                                  77,000             75,571
CANCARA ASSET SECURITIZATION,
L.L.C.
  5.08%, 07/05/06 (a)(b)(c)                            51,350             51,321
  5.08%, 07/06/06 (a)(b)(c)                            30,000             29,979
  5.29%, 07/24/06 (a)(b)(c)                            10,063             10,029
  5.20%, 09/01/06 (a)(b)(c)                            22,295             22,098
CBA (DELAWARE) FINANCE, INC.
  4.97%, 08/02/06 (a)                                   7,993              7,958
  4.98%, 08/31/06 (a)                                  12,000             11,901
CC (USA), INC.
  4.94%, 07/03/06 (b)(c)                                3,000              2,999
  4.97%, 07/07/06 (b)(c)                               22,000             21,982
  5.01%, 07/12/06 (b)(c)                               29,000             28,956
  5.04%, 07/21/06 (b)(c)                               10,000              9,972
  4.88%, 08/15/06 (b)(c)                                3,500              3,479
  5.19%, 08/29/06 (b)(c)                                7,000              6,941
  5.30%, 09/15/06 (b)(c)                                8,000              7,912
CHARIOT FUNDING, L.L.C.
  5.09%, 07/07/06 (a)(b)(c)                             4,525              4,521
CITIGROUP FUNDING, INC.
  4.97%, 07/06/06 (a)                                  58,000             57,960
  5.03%, 07/13/06 (a)                                  36,000             35,940
  5.03%, 07/14/06 (a)                                  69,000             68,876
  5.12%, 07/26/06 (a)                                  21,000             20,926
  5.11%, 08/03/06 (a)                                 156,000            155,279
  5.09%, 08/21/06 (a)                                  39,000             38,724
  5.03%, 09/21/06 (a)                                   7,000              6,922
CLIPPER RECEIVABLES CO., L.L.C.
  5.25%, 07/18/06 (a)(b)(c)                            46,500             46,385
  5.03%, 07/20/06 (a)(b)(c)                            85,000             84,777
CONCORD MINUTEMEN CAPITAL CO.,
SERIES A
  5.09%, 07/07/06 (a)(b)(c)                             6,000              5,995
  5.00%, 07/10/06 (a)(b)(c)                             7,275              7,266
  5.09%, 07/10/06 (a)(b)(c)                            40,000             39,950
  4.94%, 07/11/06 (a)(b)(c)                             7,650              7,640
  5.10%, 07/21/06 (a)(b)(c)                             8,000              7,978
  5.18%, 08/24/06 (a)(b)(c)                            42,000             41,678
CROWN POINT CAPITAL CO., L.L.C.
  5.00%, 07/11/06 (a)(b)(c)                             1,000                999
  5.04%, 07/19/06 (a)(b)(c)                            71,000             70,823
  5.06%, 07/19/06 (a)(b)(c)                             1,000                998
  5.04%, 07/20/06 (a)(b)(c)                            35,369             35,276
  5.43%, 09/22/06 (a)(b)(c)                            49,000             48,394
  5.20%, 10/20/06 (a)(b)(c)                            60,000             59,062
  5.30%, 10/20/06 (a)(b)(c)                             1,000                984
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
  4.96%, 07/06/06 (b)(c)                               10,000              9,993
  4.96%, 07/07/06 (b)(c)                               35,000             34,971
  5.09%, 07/07/06 (b)(c)                                9,000              8,992
  5.08%, 07/24/06 (b)(c)                              100,000             99,679
  5.32%, 07/27/06 (b)(c)                                6,000              5,977
  5.24%, 09/07/06 (b)(c)                               19,000             18,814
  5.30%, 09/14/06 (b)(c)                                7,000              6,924
  5.31%, 09/14/06 (b)(c)                               22,000             21,760
  5.41%, 09/21/06 (b)(c)                               64,000             63,223
DANSKE CORP.
  4.97%, 07/13/06 (a)(c)                               20,000             19,967
  5.18%, 08/24/06 (a)(c)                                2,150              2,134
  5.00%, 09/25/06 (a)(c)                                3,000              2,965
  5.23%, 10/23/06 (a)(c)                               57,000             56,079
  5.50%, 12/21/06 (a)(c)                              105,000            102,301
DEPFA BANK, PLC
  5.03%, 07/13/06 (c)                                  14,000             13,977
DEUTSCHE BANK FINANCIAL, L.L.C.
  4.95%, 11/10/06 (a)                                  11,000             10,808
DEXIA DELAWARE, L.L.C.
  5.31%, 08/04/06 (a)                                  30,000             29,850
DNB NOR BANK ASA
  4.96%, 07/05/06                                      22,000             21,988
  5.04%, 07/19/06                                      39,000             38,903
  5.08%, 08/18/06                                       1,000                993
  5.25%, 11/01/06                                      39,000             38,320
  5.22%, 11/06/06                                      25,000             24,548
  5.27%, 11/27/06                                      10,000              9,788
DORADA FINANCE, INC.
  4.97%, 07/06/06 (b)(c)                                5,000              4,997
  5.09%, 07/31/06 (b)(c)                               38,000             37,841
  5.26%, 09/11/06 (b)(c)                                6,000              5,938
DRESDNER U.S. FINANCE, INC.
  5.10%, 07/10/06 (a)                                  48,000             47,939


                                                         See financial notes. 11

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
EDISON ASSET SECURITIZATION
CORP., L.L.C.
  5.10%, 07/25/06 (a)(b)(c)                            32,000             31,892
  5.33%, 11/28/06 (a)(b)(c)                            38,000             37,177
  5.34%, 11/28/06 (a)(b)(c)                            31,209             30,533
FAIRWAY FINANCE CO., L.L.C.
  5.03%, 07/17/06 (a)(b)(c)                            40,000             39,912
FALCON ASSET SECURITIZATION CORP.
  5.25%, 07/21/06 (a)(b)(c)                            47,000             46,863
FIVE FINANCE, INC.
  4.99%, 07/10/06 (b)(c)                                7,000              6,991
  5.02%, 07/14/06 (b)(c)                               12,000             11,979
  5.09%, 07/28/06 (b)(c)                               17,000             16,936
FORENINGSSPARBANKEN AB
(SWEDBANK)
  4.89%, 08/14/06                                       2,500              2,485
  4.98%, 08/24/06                                       6,000              5,956
FORTIS BANQUE LUXEMBOURG
  4.95%, 07/05/06                                       3,000              2,998
  4.97%, 07/12/06                                       3,000              2,996
GALAXY FUNDING, INC.
  5.10%, 07/21/06 (b)(c)                               15,000             14,958
  5.06%, 07/26/06 (b)(c)                               36,000             35,875
  5.39%, 08/24/06 (b)(c)                               36,000             35,712
GENERAL ELECTRIC CAPITAL CORP.
  5.26%, 07/03/06                                     150,000            149,956
  4.98%, 07/12/06                                      85,000             84,872
  4.99%, 07/12/06                                       1,000                999
  5.00%, 07/17/06                                     110,000            109,759
  5.10%, 07/21/06                                      28,000             27,921
  4.65%, 08/02/06                                       2,000              1,992
  4.62%, 08/21/06                                       2,000              1,987
  5.26%, 09/07/06                                     105,000            103,971
  5.22%, 11/06/06                                      13,000             12,765
GRAMPIAN FUNDING, L.L.C.
  5.10%, 08/04/06 (a)(b)(c)                            15,000             14,929
  5.11%, 08/07/06 (a)(b)(c)                             1,000                995
  4.92%, 08/08/06 (a)(b)(c)                             1,000                995
  5.03%, 09/20/06 (a)(b)(c)                             1,000                989
  5.16%, 10/18/06 (a)(b)(c)                            20,000             19,695
  5.23%, 10/24/06 (a)(b)(c)                            32,000             31,479
  5.27%, 11/17/06 (a)(b)(c)                             2,000              1,960
  5.53%, 12/18/06 (a)(b)(c)                            36,000             35,085
HBOS TREASURY SERVICES, PLC
  5.03%, 07/18/06 (a)                                  37,000             36,913
  5.03%, 07/18/06 (a)                                   9,000              8,979
  5.08%, 08/02/06 (a)                                  16,000             15,929
  5.11%, 08/07/06 (a)                                  34,000             33,824
  5.11%, 08/08/06 (a)                                   1,000                995
  5.19%, 08/29/06 (a)                                  13,000             12,891
HSH NORDBANKEN AG
  5.06%, 07/26/06                                      21,000             20,927
  5.45%, 09/29/06                                      16,000             15,785
IRISH LIFE & PERMANENT, PLC
  5.05%, 07/26/06 (c)                                  10,700             10,663
  5.06%, 07/26/06 (c)                                   4,000              3,986
  5.08%, 07/26/06 (c)                                  14,000             13,951
  5.10%, 07/26/06 (c)                                   9,000              8,969
  4.77%, 07/28/06 (c)                                   3,000              2,990
  5.36%, 12/08/06 (c)                                   8,000              7,814
  5.53%, 12/14/06 (c)                                  10,000              9,752
IXIS COMMERCIAL PAPER CORP.
  4.99%, 07/21/06 (a)(c)                                2,000              1,995
  5.08%, 08/16/06 (a)(c)                                2,475              2,459
  5.02%, 10/03/06 (a)(c)                                7,000              6,911
JUPITER SECURITIZATION CORP.
  5.08%, 07/06/06 (a)(b)(c)                            76,446             76,392
  5.21%, 07/31/06 (a)(b)(c)                            55,000             54,763
K2 (USA), L.L.C.
  4.96%, 07/05/06 (b)(c)                               10,000              9,995
  4.98%, 07/06/06 (b)(c)                                1,000                999
  5.06%, 07/25/06 (b)(c)                                5,000              4,983
  4.81%, 08/04/06 (b)(c)                                1,000                996
  5.19%, 08/25/06 (b)(c)                                1,500              1,488
  5.27%, 09/07/06 (b)(c)                                2,000              1,980
  5.27%, 09/11/06 (b)(c)                               17,000             16,823
  5.01%, 09/12/06 (b)(c)                                2,500              2,475
  5.02%, 09/12/06 (b)(c)                                2,000              1,980
  5.47%, 09/25/06 (b)(c)                                5,000              4,936
  5.07%, 09/28/06 (b)(c)                                1,000                988
  5.17%, 10/16/06 (b)(c)                               18,000             17,731
  5.24%, 10/27/06 (b)(c)                               18,000             17,699
KBC FINANCIAL PRODUCTS
INTERNATIONAL, LTD.
  5.04%, 07/20/06 (a)(c)                               10,000              9,974
  5.01%, 08/01/06 (a)(c)                                1,000                996
  5.22%, 09/01/06 (a)(c)                               14,000             13,876


12 See financial notes.

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
  5.01%, 09/25/06 (c)                                   5,000              4,942
LEXINGTON PARKER CAPITAL CO.,
L.L.C.
  5.27%, 07/21/06 (a)(b)(c)                             1,000                997
  5.09%, 07/25/06 (a)(b)(c)                             4,000              3,987
  5.18%, 08/21/06 (a)(b)(c)                            33,644             33,400
  5.27%, 09/12/06 (a)(b)(c)                            44,000             43,536
  5.30%, 09/12/06 (a)(b)(c)                             2,000              1,979
  5.40%, 09/18/06 (a)(b)(c)                            29,000             28,661
  5.11%, 10/05/06 (a)(b)(c)                            35,000             34,535
  5.16%, 10/05/06 (a)(b)(c)                            10,500             10,359
  5.17%, 10/20/06 (a)(b)(c)                             7,000              6,891
  5.23%, 11/15/06 (a)(b)(c)                             2,000              1,961
  5.28%, 11/15/06 (a)(b)(c)                            62,000             60,785
LINKS FINANCE, L.L.C.
  4.97%, 07/06/06 (b)(c)                                5,000              4,997
  5.19%, 08/30/06 (b)(c)                               26,000             25,778
MANE FUNDING CORP.
  4.97%, 07/06/06 (b)(c)                                1,252              1,251
  5.09%, 08/01/06 (b)(c)                                1,000                996
  5.17%, 08/17/06 (b)(c)                               24,882             24,716
  5.19%, 08/28/06 (b)(c)                                9,000              8,926
  5.20%, 08/29/06 (b)(c)                               29,367             29,120
  5.27%, 09/12/06 (b)(c)                               19,000             18,800
  5.48%, 09/26/06 (b)(c)                               37,000             36,517
MONT BLANC CAPITAL CORP.
  4.98%, 07/10/06 (a)(b)(c)                            12,000             11,985
  5.08%, 07/10/06 (a)(b)(c)                            25,000             24,969
  5.03%, 07/14/06 (a)(b)(c)                            14,000             13,975
MORGAN STANLEY
  5.29%, 07/12/06                                      21,000             20,966
  5.29%, 07/14/06                                      50,000             49,905
  5.30%, 07/19/06                                      25,000             24,934
NIEUW AMSTERDAM RECEIVABLES
CORP.
  4.97%, 07/06/06 (a)(b)(c)                             7,192              7,187
  5.11%, 07/10/06 (a)(b)(c)                             1,000                999
  5.03%, 07/17/06 (a)(b)(c)                            11,000             10,976
  5.06%, 07/24/06 (a)(b)(c)                             6,000              5,981
  5.11%, 07/24/06 (a)(b)(c)                             1,431              1,426
  5.08%, 07/25/06 (a)(b)(c)                             8,229              8,201
  5.11%, 07/25/06 (a)(b)(c)                            13,915             13,868
  5.18%, 08/24/06 (a)(b)(c)                            16,000             15,877
  5.47%, 09/20/06 (a)(b)(c)                             5,000              4,939
  5.37%, 12/11/06 (a)(b)(c)                            14,840             14,489
NORDEA NORTH AMERICA, INC.
  4.97%, 07/06/06 (a)                                   5,000              4,997
NORTHERN ROCK, PLC
  5.20%, 08/28/06                                       3,000              2,975
  5.19%, 08/30/06                                      48,000             47,590
OLD LINE FUNDING, L.L.C.
  5.18%, 08/21/06 (a)(b)(c)                            48,632             48,280
PARK AVENUE RECEIVABLES CO.,
L.L.C.
  5.08%, 07/07/06 (a)(b)(c)                            20,000             19,983
  5.14%, 07/12/06 (a)(b)(c)                            35,000             34,945
PARK GRANADA, L.L.C.
  4.97%, 07/05/06 (b)(c)                               10,000              9,995
  5.24%, 09/06/06 (b)(c)                               62,000             61,403
  5.22%, 11/10/06 (b)(c)                                1,000                981
PICAROS FUNDING, L.L.C.
  5.11%, 07/21/06 (a)(b)(c)                             4,000              3,989
  4.81%, 08/03/06 (a)(b)(c)                             5,000              4,978
  5.09%, 08/03/06 (a)(b)(c)                             6,000              5,972
  5.46%, 09/08/06 (a)(b)(c)                             1,500              1,484
  5.28%, 09/13/06 (a)(b)(c)                             5,000              4,946
  5.05%, 09/25/06 (a)(b)(c)                             7,000              6,918
  5.41%, 09/27/06 (a)(b)(c)                             6,000              5,922
  5.17%, 10/13/06 (a)(b)(c)                            36,000             35,476
  5.31%, 11/03/06 (a)(b)(c)                             8,000              7,856
PREFERRED RECEIVABLES FUNDING
CORP.
  5.09%, 07/13/06 (a)(b)(c)                            65,511             65,401
  5.19%, 07/28/06 (a)(b)(c)                            45,328             45,153
  5.16%, 10/12/06 (a)(b)(c)                            36,138             35,618
SANTANDER CENTRAL HISPANO
FINANCE (DELAWARE), INC.
  5.01%, 09/14/06 (a)                                   3,000              2,969
SCALDIS CAPITAL LTD.
  4.97%, 07/06/06 (a)(b)(c)                             8,985              8,979
  5.03%, 07/13/06 (a)(b)(c)                            25,319             25,277
  5.06%, 07/25/06 (a)(b)(c)                             9,451              9,420
  5.12%, 08/08/06 (a)(b)(c)                             7,000              6,963
  5.15%, 08/18/06 (a)(b)(c)                            39,000             38,736
  5.18%, 08/21/06 (a)(b)(c)                            12,243             12,154
  5.18%, 08/23/06 (a)(b)(c)                             7,000              6,947
  5.18%, 08/24/06 (a)(b)(c)                            13,000             12,900
  5.19%, 08/25/06 (a)(b)(c)                             6,417              6,367
  5.19%, 08/29/06 (a)(b)(c)                            11,000             10,908
  5.28%, 09/11/06 (a)(b)(c)                            15,011             14,855


                                                         See financial notes. 13

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
  5.28%, 09/12/06 (a)(b)(c)                            23,944             23,691
  5.30%, 09/13/06 (a)(b)(c)                            50,000             49,462
SEDNA FINANCE, INC.
  5.03%, 07/13/06 (b)(c)                               15,000             14,975
SHEFFIELD RECEIVABLES CORP.
  5.24%, 07/19/06 (a)(b)(c)                            40,000             39,896
  5.14%, 07/24/06 (a)(b)(c)                            15,000             14,951
  5.33%, 08/02/06 (a)(b)(c)                            36,000             35,830
SIGMA FINANCE, INC.
  4.95%, 07/06/06 (b)(c)                                1,000                999
  5.04%, 07/20/06 (b)(c)                               17,000             16,955
  5.11%, 07/26/06 (b)(c)                               20,000             19,930
  5.09%, 07/28/06 (b)(c)                               80,000             79,699
  5.10%, 08/02/06 (b)(c)                               57,000             56,745
  4.92%, 08/09/06 (b)(c)                                3,000              2,984
  5.09%, 08/22/06 (b)(c)                                8,000              7,942
  5.18%, 08/25/06 (b)(c)                                7,000              6,945
  5.28%, 09/15/06 (b)(c)                                7,000              6,923
  5.16%, 10/13/06 (b)(c)                               12,000             11,826
  5.29%, 11/28/06 (b)(c)                                2,000              1,957
SKANDINAVISKA ENSKILDA BANKEN AB
  4.97%, 07/10/06                                      24,000             23,971
  5.11%, 07/26/06                                       1,055              1,051
SOCIETE GENERALE NORTH AMERICA, INC.
  5.00%, 07/11/06 (a)                                  50,000             49,931
  5.09%, 08/22/06 (a)                                   2,300              2,283
  5.18%, 08/23/06 (a)                                   1,500              1,489
  5.22%, 11/13/06 (a)                                   8,000              7,847
SVENSKA HANDELSBANKEN, INC.
  5.23%, 10/23/06 (a)                                  65,000             63,950
THUNDER BAY FUNDING, L.L.C.
  5.08%, 07/05/06 (a)(b)(c)                            22,000             21,988
  5.03%, 07/17/06 (a)(b)(c)                            23,000             22,949
  5.42%, 09/18/06 (a)(b)(c)                             9,632              9,519
  5.42%, 09/22/06 (a)(b)(c)                            48,237             47,642
UBS FINANCE (DELAWARE), INC.
  4.95%, 07/07/06 (a)                                   9,000              8,993
  5.12%, 07/11/06 (a)                                  11,000             10,984
  4.99%, 07/13/06 (a)                                  62,000             61,898
  5.08%, 08/18/06 (a)                                   3,750              3,725
  5.09%, 08/22/06 (a)                                  12,000             11,913
  4.98%, 09/05/06 (a)                                   1,000                991
VARIABLE FUNDING CAPITAL CORP.
  4.96%, 07/06/06 (a)(b)(c)                            25,000             24,983
  4.98%, 07/07/06 (a)(b)(c)                            13,000             12,989
  5.03%, 07/18/06 (a)(b)(c)                            39,000             38,908
  5.19%, 07/25/06 (a)(b)(c)                            18,000             17,938
WESTPAC BANKING CORP.
  5.10%, 07/21/06 (c)                                   7,400              7,379
  5.27%, 11/22/06 (c)                                  13,000             12,733
  5.55%, 12/14/06 (c)                                  50,000             48,754
WESTPAC TRUST SECURITIES NZ LTD.
  5.03%, 07/24/06 (a)(c)                               30,000             29,905
WHISTLEJACKET CAPITAL, L.L.C.
  5.13%, 07/25/06 (b)(c)                               15,053             15,002
  5.13%, 07/27/06 (b)(c)                                2,839              2,829
  4.88%, 08/15/06 (b)(c)                                1,000                994
  5.26%, 09/08/06 (b)(c)                                5,000              4,950
  5.28%, 09/11/06 (b)(c)                                1,000                990
  5.48%, 09/27/06 (b)(c)                                8,000              7,894
WHITE PINE FINANCE, L.L.C.
  4.97%, 07/05/06 (b)(c)                                6,000              5,997
  4.97%, 07/06/06 (b)(c)                                2,000              1,999
  5.00%, 07/10/06 (b)(c)                                1,000                999
  5.01%, 07/10/06 (b)(c)                               16,000             15,980
  4.97%, 07/25/06 (b)(c)                                1,000                997
  4.99%, 07/25/06 (b)(c)                                1,000                997
  5.12%, 07/27/06 (b)(c)                               37,000             36,865
  5.11%, 08/02/06 (b)(c)                               15,000             14,933
  5.19%, 08/25/06 (b)(c)                               10,000              9,922
  5.28%, 09/11/06 (b)(c)                                3,000              2,969
WINDMILL FUNDING CORP.
  5.28%, 07/20/06 (a)(b)(c)                            25,000             24,931
  5.18%, 07/26/06 (a)(b)(c)                            42,952             42,798
  5.19%, 07/27/06 (a)(b)(c)                            14,000             13,948
  5.17%, 08/02/06 (a)(b)(c)                            20,000             19,909
                                                                     -----------
                                                                       7,216,926
PROMISSORY NOTES 0.0%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (d)                                   2,000              2,000


14 See financial notes.

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT           VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
VARIABLE-RATE OBLIGATIONS 8.4% of net assets

BARCLAYS BANK, PLC
  5.24%, 07/24/06                                       5,000              4,999
  5.28%, 07/27/06                                       8,000              7,999
BEAR STEARNS COMPANIES, INC.
  5.25%, 07/21/06                                       1,000              1,000
BNP PARIBAS
  5.07%, 07/05/06                                       2,000              2,000
  5.08%, 07/06/06                                     133,000            132,979
  5.11%, 07/10/06                                      15,000             14,999
  5.30%, 08/02/06                                     100,000             99,980
CC (USA), INC.
  5.21%, 07/17/06 (b)(c)                               27,000             27,007
  5.33%, 07/25/06 (b)(c)                               13,000             13,003
DEXIA CREDIT LOCAL
  5.09%, 07/10/06                                     100,000             99,976
  5.26%, 07/26/06                                       3,000              3,000
FIVE FINANCE, INC.
  5.27%, 07/25/06 (b)(c)                               20,000             19,996
INTESA BANK IRELAND, PLC
  5.33%, 07/25/06 (c)                                  70,000             70,000
J.P. MORGAN SECURITIES, INC.
  5.15%, 07/03/06 (c)                                 100,000            100,000
K2 (USA), L.L.C.
  5.30%, 07/17/06 (b)(c)                               50,000             49,995
LIBERTY LIGHTHOUSE U.S. CAPITAL
CO., L.L.C.
  5.06%, 07/03/06 (b)(c)                                2,000              2,000
  5.09%, 07/05/06 (b)(c)                                2,000              2,000
  5.11%, 07/10/06 (b)(c)                                1,000              1,000
LINKS FINANCE, L.L.C.
  5.09%, 07/07/06 (b)(c)                                4,000              4,000
  5.15%, 07/10/06 (b)(c)                                2,000              2,000
  5.15%, 07/17/06 (b)(c)                                3,000              3,000
  5.21%, 07/17/06 (b)(c)                                3,000              3,000
  5.21%, 07/17/06 (b)(c)                                2,000              2,000
MERRILL LYNCH & CO., INC.
  5.15%, 07/14/06                                     125,000            125,000
  5.32%, 07/27/06                                      50,000             50,000
MULBERRY - BRIGHTON PARK
APARTMENTS, L.L.C.
  5.32%, 07/06/06 (a)                                   6,550              6,550
NORDEA BANK FINLAND, PLC
  5.05%, 07/03/06                                      13,000             12,999
PHYSICIAN SOLUTIONS, L.L.C.
  5.37%, 07/06/06 (a)                                   2,000              2,000
ROMAN CATHOLIC BISHOP OF
SAN JOSE (CA)
  5.35%, 07/06/06 (a)                                   5,500              5,500
ROYAL BANK OF CANADA
  5.06%, 07/03/06                                       5,000              4,999
ROYAL BANK OF SCOTLAND, PLC
  5.20%, 07/19/06                                      15,000             14,999
  5.25%, 07/24/06                                      17,000             16,998
SIGMA FINANCE, INC.
  5.16%, 07/17/06 (b)(c)                                1,000              1,000
  5.20%, 07/17/06 (b)(c)                              108,000            108,022
SUMITOMO TRUST & BANKING CO.
  5.30%, 07/24/06                                       6,000              6,000
TENDERFOOT SEASONAL HOUSING,
L.L.C.
  5.40%, 07/06/06 (a)                                   3,000              3,000
THE GOLDMAN SACHS GROUP, INC.
  5.15%, 07/03/06                                       2,000              2,000
WESTPAC BANKING CORP.
  5.08%, 07/05/06                                      10,000             10,000
WHISTLEJACKET CAPITAL, L.L.C.
  5.13%, 07/11/06 (b)(c)                               15,000             14,999
  5.16%, 07/17/06 (b)(c)                                1,000              1,000
  5.22%, 07/20/06 (b)(c)                                4,000              4,000
WHITE PINE FINANCE, L.L.C.
  5.13%, 07/10/06 (b)(c)                               60,000             59,991
  5.13%, 07/12/06 (b)(c)                                1,000              1,000
  5.15%, 07/17/06 (b)(c)                                1,000              1,000
                                                                     -----------
                                                                       1,116,990


                                                         See financial notes. 15

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

                                                MATURITY AMOUNT         VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
OTHER INVESTMENTS 10.8% of net assets

REPURCHASE AGREEMENTS 10.8%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of
  $918,000
  5.28%, issued 06/30/06,
  due 07/03/06                                          900,396          900,000
CREDIT SUISSE SECURITIES (USA) L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of
  $58,552
  5.25%, issued 06/30/06,
  due 07/03/06                                           57,428           57,403
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of
  $103,181
  5.25%, issued 06/30/06,
  due 07/03/06                                          100,044          100,000
THE GOLDMAN SACHS GROUP, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of
  $390,660
  5.28%, issued 06/30/06,
  due 07/03/06                                          383,168          383,000
                                                                     -----------
                                                                       1,440,403

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $13,338,283.

ISSUER
RATE, ACQUISITION DATE                              FACE AMOUNT         VALUE
MATURITY DATE                                       ($ x 1,000)      ($ x 1,000)
At 06/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
  5.23%, 06/01/06, 09/05/06                              38,000           37,641
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 02/03/06, 10/30/06                               2,000            2,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,341,289 or 39.9% of net assets.
(d) Illiquid and/or restricted security.


16 See financial notes.

SCHWAB CASH RESERVES

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                       $11,897,880
Repurchase agreements, at cost and value                               1,440,403
Receivables:
  Fund shares sold                                                       300,754
  Interest                                                                26,892
Prepaid expenses                                                   +       1,023
                                                                   -------------
TOTAL ASSETS                                                          13,666,952

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                   173,493
  Investments bought                                                      70,000
  Dividends to shareholders                                               24,798
  Investment adviser and administrator fees                                  259
  Transfer agent and shareholder services fees                               496
Accrued expenses                                                   +          71
                                                                   -------------
TOTAL LIABILITIES                                                        269,117

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          13,666,952
TOTAL LIABILITIES                                                  -     269,117
                                                                   -------------
NET ASSETS                                                           $13,397,835

NET ASSETS BY SOURCE
Capital received from investors                                       13,397,835

NET ASSET VALUE (NAV)

                SHARES
NET ASSETS   /  OUTSTANDING  =    NAV
$13,397,835      13,397,835     $1.00


                                                         See financial notes. 17

SCHWAB CASH RESERVES

Statement of
OPERATIONS

From January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $145,303

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 10,134
Transfer agent and shareholder service fees                               13,012
Trustees' fees                                                                10
Custodian fees                                                                24
Portfolio accounting fees                                                     16
Professional fees                                                             28
Registration fees                                                            129
Shareholder reports                                                           34
Other expenses                                                        +        8
                                                                      ----------
Total expenses                                                            23,395
Expense reduction                                                     -    3,444
                                                                      ----------
NET EXPENSES                                                              19,951

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  145,303
NET EXPENSES                                                          -   19,951
                                                                      ----------
NET INVESTMENT INCOME                                                    125,352
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $125,352


18 See financial notes.

SCHWAB CASH RESERVES

Statement of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                             $125,352               $8,651
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             125,352                8,651

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               125,352                8,651

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                     26,340,182            2,736,029
Shares reinvested                                  100,458                8,432
Shares redeemed                             +  (13,864,733)          (2,063,020)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                 12,575,907              681,441

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                821,928              140,487
Total increase                              +   12,575,907              681,441
                                            ------------------------------------
END OF PERIOD                                  $13,397,835             $821,928

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


                                                         See financial notes. 19

SCHWAB CASH RESERVES

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
  (organized October 20, 1989)
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab AMT Tax-Free Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  SCHWAB CASH RESERVES

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

REPURCHASE AGREEMENTS: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

SCHWAB CASH RESERVES

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the

SCHWAB CASH RESERVES

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

AVERAGE DAILY NET ASSETS
    First $1 billion                    0.38%
    Over $1 billion                     0.35%
    Over $10 billion                    0.32%
    Over $20 billion                    0.30%
    Over $40 billion                    0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

TRANSFER AGENT FEES            SHAREHOLDER SERVICE FEES
        0.25%                            0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.69%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

SCHWAB CASH RESERVES

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the fund had no undistributed earnings on a tax basis.

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income                                                      $8,651
From long-term capital gains                                                  --
From return of capital                                                        --

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

    FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

    FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

    PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

    ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                NUMBER OF
AND POSITION(S) WITH                                                PORTFOLIOS IN
THE TRUST; (TERM OF                                                 FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS                THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        Chairman of JDN Corporate Advisory            98          Board 1--Director, Redwood Trust, Inc.
1960                      LLC. From 1996 to 2001, Vice                              Board 2--Director, PMI Group, Inc.
Trustee                   President for Business Affairs and
(Trustee of The Charles   Chief Financial Officer of Stanford
Schwab Family of Funds    University, and in 2001, Special
since 2000.)              Advisor to the President of Stanford
                          University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Chief Executive Officer, Dorward &            57          None.
1931                      Associates (corporate management,
Trustee                   marketing and communications consulting
(Trustee of The Charles   firm). From 1996-1999,
Schwab Family of Funds    Executive Vice President and
since 1989.)              Managing Director, Grey Advertising.
                          Prior to 1996, President and Chief
                          Executive Officer, Allen & Dorward
                          Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         Retired. Dean Emeritus, Haas School           98          Board 1--Director, Aphton Corp.
1941                      of Business, University of                                Board 2--Director, Mission West Properties
Trustee                   California, Berkeley. Until February                      Board 3--Director, TOUSA
(Trustee of The Charles   2004, Co-Chief Executive Officer,                         Board 4--Director, Stratex Networks
Schwab Family of Funds    Aphton Corp. (bio-pharmaceuticals).                       Board 5--Director, Genitope Corp.
since 2000.)              Prior to August 1998, Dean of the Haas                    Board 6--Director & Non-Executive
                          School of Business, University of                         Chairman, Solectron Corp.
                          California, Berkeley (higher                              Board 7--Director, Ditech Communications
                          education).                                               Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                NUMBER OF
AND POSITION(S) WITH                                                PORTFOLIOS IN
THE TRUST; (TERM OF                                                 FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS                THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Chairman, Chief Executive Officer             57          None.
1931                      and Director, Semloh Financial, Inc.
Trustee                   (international financial services and
(Trustee of The Charles   investment advisory firm).
Schwab Family of Funds
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           Chairman and Chief Executive                  57          Board 1--Board of Cooper Industries
1950                      Officer and founder of Smith                              Board 2--Chairman of the Audit
Trustee                   Graham & Co. (investment advisors).                       Committee of Northern Border Partners,
(Trustee of The Charles                                                             M.L.P.
Schwab Family of Funds
since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Managing Partner, D.R. Stephens &             57          None.
1938                      Company (investments). Prior to
Trustee                   1996, Chairman and Chief
(Trustee of The Charles   Executive Officer of North American
Schwab Family of Funds    Trust (real estate investment trust).
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Chairman and Chief Executive                  57          None.
1943                      Officer, Wilsey Bennett, Inc. (real
Trustee                   estate investment and management,
(Trustee of The Charles   and other investments).
Schwab Family of Funds
since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                NUMBER OF
AND POSITION(S) WITH                                                PORTFOLIOS IN
THE TRUST; (TERM OF                                                 FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                     OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS                THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2       Chairman, Chief Executive Officer             57          None.
1937                      and Director, The Charles Schwab
Chairman and Trustee      Corporation, Charles Schwab & Co.,
(Chairman and Trustee     Inc.; Chairman and Director, Charles
of The Charles Schwab     Schwab Investment Management,
Family of Funds since     Inc., Charles Schwab Bank, N. A.;
1989.)                    Chairman and Chief Executive
                          Officer, Schwab (SIS) Holdings Inc. I,
                          Schwab International Holdings, Inc.;
                          Chief Executive Officer and Director,
                          Schwab Holdings, Inc.; Director, U.S.
                          Trust Company, N. A., U.S. Trust
                          Corporation, United States Trust
                          Company of New York. Until May
                          2003, Co-Chief Executive Officer,
                          The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2         Executive Vice President and                  98          None.
1954                      President, Schwab Financial
Trustee                   Products, Charles Schwab & Co.,
(Trustee of The Charles   Inc.; Director, Charles Schwab Asset
Schwab Family of Funds    Management (Ireland) Limited and
since 2005.)              Charles Schwab Worldwide Funds
                          PLC. From September 2002 to July
                          2004, Chief Executive Officer and
                          President, Charles Schwab
                          Investment Management, Inc. and
                          Executive Vice President, Charles
                          Schwab & Co., Inc. Prior to
                          September 2002, President and
                          Chief Investment Officer, American
                          Century Investment Management,
                          and Director, American Century
                          Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                           President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                      Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer     and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Charles Schwab Family     President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
of Funds since 2004.)                     Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                          to July 2004, Senior Vice President, Asset Management Products and Services,
                                          Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                          Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The
                                          Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                           Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                      Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief           Trust Company.
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                            Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                      Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial         Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
Officer                                   Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
(Officer of The Charles Schwab Family     Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
of Funds since 2004.)                     Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                          Limited. From December 1999 to November 2004, Sr. Vice President, Financial
                                          Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                            Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                      Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief           Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                          Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                      Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief           Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities              and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                          Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                      Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML          Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                   Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Charles Schwab Family     Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
of Funds since 2002.)                     Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                          President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                            Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                      Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer         Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family     Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
of Funds since 1998.)                     Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                          Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR32958-01

SCHWAB TAXABLE MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2006

      Schwab Government
      Money Fund(TM)

      Schwab U.S. Treasury
      Money Fund(TM)

      Schwab Value Advantage
      Money Fund(R)


                                                       [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements

      Schwab Government Money Fund(TM) ...................   7

      Schwab U.S. Treasury Money Fund(TM) ................  15

      Schwab Value Advantage Money Fund(R) ...............  21

   Financial Notes .........................................................  36

   Investment Advisory Agreement Approval ..................................  41

   Trustees and Officers ...................................................  44

   Glossary ................................................................  49

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Taxable Money Funds

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the Value Advantage Money Fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Following a strong start to 2006, economic growth has moderated over the past six months.

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing


                                                    Schwab Taxable Money Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for management of the Government Money and U.S. Treasury Money Funds. She joined the firm in 1987 and has worked in fixed income portfolio management since 1991.

economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

THE SCHWAB GOVERNMENT MONEY FUND continued to maintain a shorter weighted average maturity (WAM) by focusing on short-term discount notes and repurchase agreements (repo), balanced with selective extensions into longer-dated maturities. A shorter WAM allowed its yield to more quickly reflect rising rates. During the six-month report period, the supply of agency discount notes continued to decline due to a reduced demand for short-term funding from the various government sponsored enterprises (GSE's). In this market environment, the fund tended to favor repurchase agreements as the spread between these securities and discount notes remained wide, providing a favorable yield advantage.

THE SCHWAB U.S. TREASURY MONEY FUND took advantage of the rising short-term rates, with the 3-month T-bill increasing from 4.02% to 4.98% during the six-month report period. During the year, the rate of bill issuance remained depressed due to unusually strong tax receipts and a smaller than anticipated budget deficit. Due to the smaller than expected supply issuance, Treasury bill yields remained volatile. The fund maintained a longer than average weighted average maturity (WAM) to take advantage of the volatility in the Treasury Bill curve.

THE SCHWAB VALUE ADVANTAGE MONEY FUND was positioned for a continued rise in short-term interest rates by adding to its holdings of variable-rate securities. The interest rates on these types of securities reset frequently, allowing the fund the opportunity to capture a rise in market rates. In addition, securities with longer maturities were purchased for the fund in order to add yield to the portfolio. To further take advantage of the rising-rate environment, the fund kept its weighted average maturity (WAM) in the mid to high 40-day range. Keeping the WAM in this range provided the flexibility to adapt and respond to the changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Taxable Money Funds

PERFORMANCE AND FUND FACTS as of 6/30/06

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                        GOVERNMENT    U.S. TREASURY
                                        MONEY FUND     MONEY FUND             VALUE ADVANTAGE MONEY FUND
-------------------------------------------------------------------------------------------------------------
                                                                       Investor     Select      Institutional
                                                                        Shares     Shares(R)        Shares
Ticker Symbol                             SWGXX           SWUXX          SWVXX       SWBXX          SWAXX
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                         4.38%           4.18%          4.74%       4.84%          4.95%
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER 2               4.30%           3.99%          4.64%       4.64%          4.64%
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1               4.48%           4.27%          4.85%       4.96%          5.07%
-------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                              GOVERNMENT     U.S. TREASURY    VALUE ADVANTAGE
                                                              MONEY FUND       MONEY FUND        MONEY FUND
-------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                       15 days         66 days           47 days
-------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                     100% Tier 1     100% Tier 1       100% Tier 1
-------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Sweep Investments(TM)                                            *               *                n/a
  Investor Shares ($15,000 for IRA and custodial accounts)        n/a             n/a             $25,000
  Select Shares                                                   n/a             n/a           $1,000,000
  Institutional Shares                                            n/a             n/a           $3,000,000
-------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please see prospectus for further detail and eligibility requirements.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


                                                    Schwab Taxable Money Funds 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction action costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                  ENDING
                                                              BEGINNING        ACCOUNT VALUE            EXPENSES
                                         EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                          (Annualized)        at 1/1/06         at 6/30/06           1/1/06-6/30/06
----------------------------------------------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND(TM)

  Actual Return                               0.75%            $1,000            $1,019.84               $3.76
  Hypothetical 5% Return                      0.75%            $1,000            $1,021.08               $3.76
----------------------------------------------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND(TM)

  Actual Return                               0.63%            $1,000            $1,019.01               $3.15
  Hypothetical 5% Return                      0.63%            $1,000            $1,021.67               $3.16
----------------------------------------------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

Investor Shares
  Actual Return                               0.45%            $1,000            $1,021.56               $2.26
  Hypothetical 5% Return                      0.45%            $1,000            $1,022.56               $2.26

Select Shares(R)
  Actual Return                               0.35%            $1,000            $1,022.07               $1.75
  Hypothetical 5% Return                      0.35%            $1,000            $1,023.06               $1.76

Institutional Shares
  Actual Return                               0.24%            $1,000            $1,022.62               $1.20
  Hypothetical 5% Return                      0.24%            $1,000            $1,023.60               $1.20

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Taxable Money Funds

SCHWAB GOVERNMENT MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                            1/1/06-        1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
                                            6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00          1.00          1.00          1.00          1.00          1.00
                                            ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.02          0.03          0.01          0.00 1        0.01          0.04
                                            ------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.02)        (0.03)        (0.01)        (0.00) 1      (0.01)        (0.04)
                                            ------------------------------------------------------------------------------
Net asset value at end of period                1.00          1.00          1.00          1.00          1.00          1.00
                                            ------------------------------------------------------------------------------
Total return (%)                                1.98 2        2.52          0.65          0.48          1.20          3.63

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.75 3        0.75          0.75          0.75          0.75          0.75
  Gross operating expenses                      0.83 3        0.83          0.83          0.83          0.83          0.84
  Net investment income                         3.97 3        2.49          0.64          0.49          1.19          3.52
Net assets, end of period ($ x 1,000,000)      2,684         2,471         2,535         2,838         3,092         3,054

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.


                                                          See financial notes. 7

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 19.6%  FEDERAL AGENCIES
        SECURITIES                                      525,091         525,091

 81.0%  OTHER INVESTMENTS                             2,175,275       2,175,275
--------------------------------------------------------------------------------
100.6%  TOTAL INVESTMENTS                             2,700,366       2,700,366

(0.6)%  OTHER ASSETS AND
        LIABILITIES                                                     (16,251)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    2,684,115

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)

FEDERAL AGENCIES SECURITIES 19.6% of net assets

FIXED-RATE DISCOUNT NOTES 10.1%
--------------------------------------------------------------------------------
FANNIE MAE
   4.91%, 07/03/06                                       88,470           88,446
   5.20%, 07/26/06                                        9,711            9,676
   5.05%, 08/01/06                                       30,050           29,921
   5.14%, 09/01/06                                       40,000           39,652
   5.38%, 10/02/06                                       55,000           54,262
   5.51%, 04/27/07                                        9,594            9,173
FEDERAL HOME LOAN BANK
   5.16%, 07/14/06                                       34,486           34,422
FREDDIE MAC
   5.20%, 08/01/06                                        5,013            4,991
                                                                     -----------
                                                                         270,543
FIXED RATE COUPON NOTES 1.8%
--------------------------------------------------------------------------------
FANNIE MAE
   5.16%, 01/19/07                                       15,000           14,793
FEDERAL HOME LOAN BANK
   4.50%, 09/14/06                                       15,000           14,953
FREDDIE MAC
   5.19%, 03/16/07                                       10,000            9,830
   4.48%, 07/09/07                                       10,000           10,000
                                                                     -----------
                                                                          49,576
VARIABLE-RATE COUPON NOTES 7.7%
--------------------------------------------------------------------------------
FANNIE MAE
   5.01%, 07/07/06                                       40,000           39,995
FEDERAL HOME LOAN BANK
   5.17%, 07/21/06                                       45,000           45,000
   5.04%, 08/02/06                                       40,000           39,998
   5.38%, 09/29/06                                       30,000           29,996
FREDDIE MAC
   5.01%, 08/07/06                                       50,000           49,983
                                                                     -----------
                                                                         204,972


8 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                MATURITY AMOUNT         VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
OTHER INVESTMENTS 81.0% of net assets

REPURCHASE AGREEMENTS 81.0%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $329,460
   5.11%, issued 06/14/06,
   due 07/05/06                                          10,030           10,000
   5.07%, issued 06/05/06,
   due 07/06/06                                          35,153           35,000
   5.11%, issued 06/15/06,
   due 07/06/06                                          12,036           12,000
   4.95%, issued 04/06/06,
   due 07/07/06                                          30,380           30,000
   4.95%, issued 04/07/06,
   due 07/07/06                                          23,288           23,000
   4.96%, issued 04/10/06,
   due 07/07/06                                          30,364           30,000
   4.97%, issued 04/12/06,
   due 07/07/06                                          30,356           30,000
   5.06%, issued 06/01/06,
   due 07/07/06                                          20,101           20,000
   5.10%, issued 05/30/06,
   due 07/07/06                                          40,215           40,000
   5.11%, issued 05/31/06,
   due 07/07/06                                          20,105           20,000
   5.11%, issued 06/08/06,
   due 07/07/06                                          40,165           40,000
   5.11%, issued 06/15/06,
   due 07/07/06                                          13,041           13,000
   5.13%, issued 05/26/06,
   due 07/07/06                                          20,120           20,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $221,341
   5.28%, issued 06/30/06,
   due 07/03/06                                         217,095          217,000
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with
  a value of $482,764
  5.25%, issued 06/30/06,
  due 07/03/06                                          218,370          218,275
  4.86%, issued 03/07/06,
  due 07/05/06                                           25,405           25,000
  5.00%, issued 04/17/06,
  due 07/07/06                                           25,281           25,000
  5.06%, issued 04/21/06,
  due 07/07/06                                           20,216           20,000
  5.17%, issued 05/10/06,
  due 07/07/06                                           20,167           20,000
  5.18%, issued 05/05/06,
  due 07/07/06                                           20,181           20,000
  5.18%, issued 05/17/06,
  due 07/07/06                                           20,147           20,000
  5.19%, issued 05/09/06,
  due 07/07/06                                           25,213           25,000
  5.19%, issued 05/11/06,
  due 07/07/06                                           25,205           25,000
  5.23%, issued 05/26/06,
  due 07/07/06                                           25,153           25,000
  5.30%, issued 06/06/06,
  due 07/07/06                                           25,114           25,000
  5.53%, issued 06/26/06,
  due 07/07/06                                           25,042           25,000
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with
  a value of $316,200
  5.00%, issued 04/19/06,
  due 07/07/06                                           30,329           30,000
  5.06%, issued 05/02/06,
  due 07/07/06                                           25,232           25,000
  5.10%, issued 05/18/06,
  due 07/07/06                                           20,142           20,000
  5.22%, issued 05/22/06,
  due 07/07/06                                           25,167           25,000
  5.30%, issued 06/27/06,
  due 07/07/06                                           50,074           50,000


                                                          See financial notes. 9

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                MATURITY AMOUNT         VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
  5.31%, issued 06/13/06,
  due 07/07/06                                           30,106           30,000
  5.31%, issued 06/23/06,
  due 07/07/06                                           40,083           40,000
  5.34%, issued 06/27/06,
  due 07/07/06                                           25,037           25,000
  5.40%, issued 06/27/06,
  due 07/07/06                                           20,030           20,000
  5.49%, issued 06/22/06,
  due 07/07/06                                           25,057           25,000
  5.50%, issued 06/23/06,
  due 07/07/06                                           20,043           20,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with
  a value of $236,640
  5.28%, issued 06/30/06,
  due 07/03/06                                          217,223          217,000
  4.96%, issued 03/16/06,
  due 07/07/06                                           15,234           15,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with
  a value of $56,100
  4.94%, issued 04/05/06,
  due 07/06/06                                           30,379           30,000
  5.01%, issued 03/24/06,
  due 07/07/06                                           25,365           25,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with
  a value of $576,352
  4.61%, issued 01/03/06,
  due 07/03/06                                           20,464           20,000
  4.59%, issued 01/04/06,
  due 07/05/06                                           25,580           25,000
  4.70%, issued 01/26/06,
  due 07/07/06                                           25,529           25,000
  4.73%, issued 01/30/06,
  due 07/07/06                                           15,311           15,000
  4.74%, issued 02/01/06,
  due 07/07/06                                           20,411           20,000
  4.85%, issued 02/13/06,
  due 07/07/06                                           15,291           15,000
  4.85%, issued 02/14/06,
  due 07/07/06                                           20,385           20,000
  4.90%, issued 02/27/06,
  due 07/07/06                                           15,265           15,000
  4.91%, issued 03/03/06,
  due 07/07/06                                           20,344           20,000
  5.00%, issued 03/30/06,
  due 07/07/06                                           25,344           25,000
  5.05%, issued 06/02/06,
  due 07/07/06                                           50,245           50,000
  5.08%, issued 04/03/06,
  due 07/07/06                                           20,268           20,000
  5.15%, issued 05/24/06,
  due 07/07/06                                           40,252           40,000
  5.18%, issued 05/04/06,
  due 07/07/06                                           10,092           10,000
  5.20%, issued 04/27/06,
  due 07/07/06                                           13,133           13,000
  5.21%, issued 05/19/06,
  due 07/07/06                                           25,177           25,000
  5.26%, issued 06/09/06,
  due 07/07/06                                           30,123           30,000
  5.28%, issued 06/06/06,
  due 07/07/06                                           10,045           10,000
  5.29%, issued 06/20/06,
  due 07/07/06                                           20,050           20,000
  5.30%, issued 06/01/06,
  due 07/07/06                                           20,106           20,000
  5.30%, issued 06/12/06,
  due 07/07/06                                           30,110           30,000
  5.31%, issued 06/23/06,
  due 07/07/06                                           25,052           25,000
  5.33%, issued 06/26/06,
  due 07/07/06                                           30,049           30,000


10 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                MATURITY AMOUNT         VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
  5.35%, issued 06/14/06,
  due 07/07/06                                           30,103           30,000
  5.42%, issued 06/15/06,
  due 07/07/06                                           12,040           12,000
                                                                     -----------
                                                                       2,175,275

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $2,700,366.


                                                         See financial notes. 11

SCHWAB GOVERNMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                         $525,091
Repurchase agreements, at cost and value                              2,175,275
Receivables:
   Fund shares sold                                                      60,560
   Interest                                                              12,684
Prepaid expenses                                                  +         189
                                                                  --------------
TOTAL ASSETS                                                          2,773,799

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                              4,809
   Investments bought                                                    54,262
   Fund shares redeemed                                                  30,370
   Investment adviser and administrator fees                                 61
   Transfer agent and shareholder services fees                              99
   Trustees' fees                                                             5
Accrued expenses                                                  +          78
                                                                  --------------
TOTAL LIABILITIES                                                        89,684

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          2,773,799
TOTAL LIABILITIES                                                 -      89,684
                                                                  --------------
NET ASSETS                                                           $2,684,115

NET ASSETS BY SOURCE
Capital received from investors                                       2,684,448
Net realized capital losses                                                (333)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$2,684,115           2,685,227         $1.00


12 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited.
All numbers x 1,000 except NAV.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $58,857

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,512
Transfer agent and shareholder service fees                                5,610
Trustees' fees                                                                12
Custodian fees                                                                51
Portfolio accounting fees                                                     35
Professional fees                                                             15
Registration fees                                                             70
Shareholder reports                                                           69
Other expenses                                                        +       10
                                                                      ----------
Total expenses                                                            10,384
Expense reduction                                                     -    1,034
                                                                      ----------
NET EXPENSES                                                               9,350

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   58,857
NET EXPENSES                                                          -    9,350
                                                                      ----------
NET INVESTMENT INCOME                                                     49,507
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $49,507


                                                         See financial notes. 13

SCHWAB GOVERNMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/06-6/30/06     1/1/05-12/31/06
Net investment income                               $49,507             $61,866
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               49,507              61,866

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 49,507              61,866

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                       5,276,689           8,304,873
Shares reinvested                                    44,554              61,036
Shares redeemed                               +  (5,107,711)         (8,430,592)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                     213,532             (64,683)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               2,470,583           2,535,266
Total increase or decrease                    +     213,532             (64,683)
                                              ----------------------------------
END OF PERIOD                                    $2,684,115          $2,470,583

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


14 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/06-       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
                                                     6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   1.00          1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                 0.02          0.02          0.01          0.00 1        0.01          0.04
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                 (0.02)        (0.02)        (0.01)        (0.00) 1      (0.01)        (0.04)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                         1.00          1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                         1.90 2        2.36          0.62          0.49          1.15          3.61

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.63 3        0.64          0.65          0.65          0.65          0.65
   Gross operating expenses                              0.82 3        0.83          0.82          0.82          0.82          0.84
   Net investment income                                 3.80 3        2.32          0.61          0.49          1.15          3.44
Net assets, end of period ($ x 1,000,000)               3,469         3,574         3,811         4,046         4,323         4,042

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 15

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
101.3%  U.S. GOVERNMENT
        SECURITIES                                    3,515,067       3,515,067
--------------------------------------------------------------------------------
101.3%  TOTAL INVESTMENTS                             3,515,067       3,515,067

(1.3)%  OTHER ASSETS
        AND LIABILITIES                                                 (46,234)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    3,468,833

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
U.S. GOVERNMENT SECURITIES 101.3% of net assets

TREASURY BILLS 87.3%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   4.35%, 07/06/06                                       32,390           32,371
   4.59%, 07/06/06                                       35,780           35,757
   4.62%, 07/06/06                                       35,000           34,978
   4.71%, 07/06/06                                      257,825          257,657
   4.73%, 07/06/06                                       30,000           29,980
   4.24%, 07/13/06                                       35,000           34,951
   4.45%, 07/13/06                                       50,000           49,926
   4.50%, 07/20/06                                       18,365           18,322
   4.53%, 07/20/06                                       52,940           52,814
   4.66%, 07/20/06                                       40,000           39,903
   4.45%, 07/27/06                                       20,000           19,937
   4.50%, 07/27/06                                       35,000           34,889
   4.51%, 07/27/06                                       25,000           24,920
   4.59%, 07/27/06                                       15,650           15,599
   4.66%, 07/27/06                                       45,010           44,859
   4.74%, 08/03/06                                        9,655            9,614
   4.59%, 08/10/06                                        1,365            1,358
   4.61%, 08/10/06                                       16,675           16,592
   4.76%, 08/10/06                                       77,170           76,766
   4.77%, 08/10/06                                       50,000           49,738
   4.78%, 08/10/06                                        1,145            1,139
   4.81%, 08/10/06                                       37,365           37,167
   4.76%, 08/17/06                                       12,740           12,662
   4.78%, 08/17/06                                      170,000          168,953
   4.81%, 08/17/06                                       75,000           74,534
   4.79%, 08/24/06                                      100,000           99,293
   4.80%, 08/24/06                                      100,000           99,289
   4.79%, 08/31/06                                      150,000          148,797
   4.80%, 08/31/06                                       50,000           49,598
   4.82%, 09/07/06                                       50,000           49,550
   4.84%, 09/07/06                                       30,420           30,146
   4.71%, 09/14/06                                       14,000           13,866
   4.75%, 09/14/06                                       40,000           39,613
   4.82%, 09/14/06                                      100,000           99,008
   4.85%, 09/14/06                                        6,635            6,569
   4.73%, 09/21/06                                       40,000           39,580
   4.84%, 09/21/06                                       85,000           84,077
   4.90%, 09/21/06                                      100,000           98,898
   4.91%, 09/21/06                                        1,320            1,305


16 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE VALUE         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
   4.75%, 09/28/06                                        6,090            6,020
   4.77%, 09/28/06                                        3,090            3,054
   4.85%, 09/28/06                                       40,005           39,533
   4.86%, 09/28/06                                       53,045           52,418
   4.88%, 09/28/06                                       37,290           36,846
   4.95%, 09/28/06                                      130,000          128,428
   4.96%, 09/28/06                                       45,000           44,455
   4.78%, 10/05/06                                       40,000           39,502
   4.80%, 10/05/06                                      115,000          113,562
   4.81%, 10/12/06                                       40,000           39,463
   5.03%, 10/12/06                                       40,000           39,433
   4.93%, 11/02/06                                       50,000           49,172
   4.90%, 11/09/06                                       14,610           14,356
   4.91%, 11/09/06                                       40,000           39,303
   4.92%, 11/09/06                                       30,000           29,476
   4.92%, 11/16/06                                       25,000           24,540
   4.95%, 11/16/06                                       25,000           24,537
   4.93%, 11/30/06                                       50,000           48,985
   4.93%, 11/30/06                                       50,000           48,984
   4.96%, 11/30/06                                       25,000           24,490
   4.97%, 11/30/06                                       30,000           29,386
   5.01%, 12/14/06                                       30,000           29,324
   5.05%, 12/14/06                                       25,000           24,432
   5.15%, 12/14/06                                       11,600           11,331
   5.18%, 12/21/06                                       30,000           29,272
   5.20%, 12/28/06                                       25,000           24,367
                                                                     -----------
                                                                       3,029,644
TREASURY NOTES 14.0%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   7.00%, 07/15/06                                      258,660          258,895
   2.75%, 07/31/06                                       42,735           42,663
   2.38%, 08/15/06                                       90,000           89,737
   2.63%, 11/15/06                                       80,000           79,259
   2.88%, 11/30/06                                       15,000           14,869
                                                                     -----------
                                                                         485,423

END OF INVESTMENTS.

At 6/30/06, the cost of the fund's investments was $3,515,067.


                                                         See financial notes. 17

SCHWAB U.S. TREASURY MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                       $3,515,067
Receivables:
   Fund shares sold                                                      78,778
   Interest                                                               9,870
Prepaid expenses                                                  +          64
                                                                  --------------
TOTAL ASSETS                                                          3,603,779

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 128,675
   Dividends to shareholders                                              6,015
   Investment adviser and administrator fees                                 49
   Transfer agent and shareholder services fees                             130
   Trustees' fees                                                             5
Accrued expenses                                                  +          72
                                                                  --------------
TOTAL LIABILITIES                                                       134,946

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          3,603,779
TOTAL LIABILITIES                                                 -     134,946
                                                                  --------------
NET ASSETS                                                           $3,468,833

NET ASSETS BY SOURCE
Capital received from investors                                       3,469,951
Net realized capital losses                                              (1,118)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$3,468,833           3,470,071         $1.00


18 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited.
All numbers x 1,000 except NAV.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $75,251

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (74)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 6,092
Transfer agent and shareholder service fees                               7,642
Trustees' fees                                                               14
Custodian fees                                                               72
Portfolio accounting fees                                                    45
Professional fees                                                            17
Registration fees                                                            47
Shareholder reports                                                          46
Other expenses                                                       +       17
                                                                     -----------
Total expenses                                                           13,992
Expense reduction                                                    -    3,293
                                                                     -----------
NET EXPENSES                                                             10,699

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  75,251
NET EXPENSES                                                         -   10,699
                                                                     -----------
NET INVESTMENT INCOME                                                    64,552
NET REALIZED LOSSES                                                  +      (74)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $64,478


                                                         See financial notes. 19

SCHWAB U.S. TREASURY MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/06-6/30/06      1/1/05-12/31/06
Net investment income                              $64,552              $83,240
Net realized losses                          +         (74)                 (36)
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              64,478               83,204

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                64,552               83,240

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                      6,854,399           12,062,775
Shares reinvested                                   58,351               82,101
Shares redeemed                              +  (7,018,238)         (12,381,488)
                                             -----------------------------------
NET TRANSACTIONS IN FUND SHARES                   (105,488)            (236,612)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              3,574,395            3,811,043
Total decrease                               +    (105,562)            (236,648)
                                             -----------------------------------
END OF PERIOD                                   $3,468,833           $3,574,395

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


20 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           1/1/06-       1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
INVESTOR SHARES                                            6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00         1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02         0.03         0.01         0.01         0.02         0.04
                                                           -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.02)       (0.03)       (0.01)       (0.01)       (0.02)       (0.04)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             1.00         1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Total return (%)                                             2.16 2       2.86         0.98         0.80         1.55         4.05

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.45 3       0.45         0.45         0.45         0.45         0.43
  Gross operating expenses                                   0.56 3       0.56         0.56         0.55         0.54         0.56
  Net investment income                                      4.32 3       2.83         0.97         0.81         1.55         3.92
Net assets, end of period ($ x 1,000,000)                  29,250       24,112       23,365       28,860       38,728       44,247

                                                           1/1/06-       1/1/05-      1/1/04-     2/28/03 1-
SELECT SHARES                                              6/30/06*     12/31/05     12/31/04     12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02         0.03         0.01         0.01
                                                           -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.02)       (0.03)        (0.01)      (0.01)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Total return (%)                                             2.21 2       2.96         1.09         0.72 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.35 3       0.35         0.35         0.35 3
  Gross operating expenses                                   0.56 3       0.56         0.56         0.55 3
  Net investment income                                      4.43 3       3.03         1.10         0.83 3
Net assets, end of period ($ x 1,000,000)                   3,473        2,325        1,209        1,013

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 21

SCHWAB VALUE ADVANTAGE MONEY FUND

                                                           1/1/06-       1/1/05-      1/1/04-      1/1/03-     7/1/02 1-
INSTITUTIONAL SHARES                                       6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02         0.03         0.01         0.01         0.01
                                                           -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.02)       (0.03)       (0.01)       (0.01)       (0.01)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Total return (%)                                             2.26 2       3.08         1.20         1.01         0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.24 3       0.24         0.24         0.24         0.24 3
  Gross operating expenses                                   0.56 3       0.56         0.56         0.55         0.55 3
  Net investment income                                      4.54 3       3.11         1.20         1.00         1.57 3
Net assets, end of period ($ x 1,000,000)                   2,880        1,929        1,054          720          521

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


22 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 78.1%  FIXED-RATE
        OBLIGATIONS                                  27,784,315      27,784,315

 13.0%  VARIABLE-RATE
        OBLIGATIONS                                   4,624,274       4,624,274

  8.6%  OTHER INVESTMENTS                             3,074,190       3,074,190
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                            35,482,779      35,482,779

  0.3%  OTHER ASSETS AND
        LIABILITIES                                                     119,240
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   35,602,019

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
FIXED-RATE OBLIGATIONS 78.1% of net assets

BANK NOTES 2.7%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   4.97%, 07/11/06                                      118,000          118,000
   5.09%, 07/21/06                                      150,000          150,000
   5.05%, 07/25/06                                      307,000          307,000
   5.12%, 07/27/06                                      100,000          100,000
   5.08%, 08/04/06                                      196,000          196,000
   5.23%, 09/05/06                                       95,000           95,000
                                                                     -----------
                                                                         966,000
CERTIFICATES OF DEPOSIT 21.9%
--------------------------------------------------------------------------------
AUSTRALIA & NEW ZEALAND
BANKING GROUP LTD.
   5.15%, 10/04/06                                       87,000           87,000
BANCA INTESA
   5.49%, 09/29/06                                      350,000          350,004
BANCO BILBAO VIZCAYA
ARGENTARIA S.A.
   5.20%, 08/11/06                                      355,000          355,000
BANK OF TOKYO -
MITSUBISHI UFJ, LTD.
   5.16%, 08/01/06                                      265,000          265,000
BARCLAYS BANK PLC
   5.12%, 08/09/06                                      105,000          105,000
   5.18%, 08/24/06                                       64,000           64,000
BNP PARIBAS
   4.63%, 07/10/06                                       30,000           30,000
   4.83%, 07/21/06                                      201,000          201,000
   4.98%, 07/31/06                                      150,000          150,000
   5.09%, 10/03/06                                      133,000          133,000
   5.26%, 11/02/06                                      120,000          119,963
CALYON
   5.05%, 08/10/06                                       77,000           77,000
   5.27%, 11/27/06                                       65,000           65,000
CANADIAN IMPERIAL
BANK OF COMMERCE
   5.08%, 08/24/06                                      116,000          116,001
CITIBANK, N.A.
   5.13%, 08/15/06                                      255,000          255,000
   5.13%, 08/17/06                                       59,000           59,000
   5.17%, 08/24/06                                      164,000          164,000
   5.20%, 08/31/06                                       23,000           23,000
   5.23%, 09/05/06                                       25,000           25,000


                                                         See financial notes. 23

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
   5.37%, 09/18/06                                         74,000         74,000
   5.40%, 09/20/06                                        115,000        115,000
CREDIT AGRICOLE S.A.
   5.03%, 09/29/06                                        117,000        117,001
CREDIT SUISSE
   4.66%, 07/03/06                                         10,000         10,000
   5.09%, 08/24/06                                        116,000        116,000
   5.39%, 08/31/06                                        278,000        278,000
   5.11%, 10/02/06                                        123,000        123,000
   5.23%, 11/13/06                                        110,000        110,000
DEPFA BANK, PLC
   5.16%, 08/02/06                                         70,000         70,000
DEUTSCHE BANK, AG
   4.63%, 07/14/06                                        160,000        160,000
   4.96%, 07/24/06                                         79,000         78,985
   4.62%, 10/26/06                                        150,000        150,000
   4.85%, 01/26/07                                         80,000         80,000
   5.01%, 02/09/07                                         41,000         41,000
FIRST TENNESSEE BANK, N.A.
   5.08%, 07/28/06                                         46,000         46,000
HSH NORDBANK, AG
   5.27%, 09/13/06                                         48,000         48,000
ING BANK, N.V.
   5.08%, 07/27/06                                        146,000        146,000
LANDESBANK BADEN-WURTTEMBERG
   4.63%, 07/10/06                                        190,000        190,000
   5.46%, 09/26/06                                          5,000          5,000
   5.49%, 12/20/06                                        155,000        155,000
MITSUBISHI UFJ TRUST &
BANKING CORP.
   5.01%, 09/07/06                                         23,000         23,000
   5.18%, 10/13/06                                         50,000         50,000
   5.20%, 10/19/06                                         50,000         50,000
   5.19%, 10/27/06                                         60,000         60,000
   5.27%, 11/20/06                                         50,000         50,000
   5.29%, 11/27/06                                         48,000         48,000
   5.50%, 12/19/06                                         15,000         15,000
MIZUHO CORP. BANK LTD.
   4.85%, 07/14/06                                         15,000         15,000
   5.12%, 08/04/06                                         65,000         65,000
   5.14%, 08/08/06                                        105,000        105,000
   5.29%, 09/13/06                                         65,000         65,000
   5.19%, 10/25/06                                         90,000         90,000
MORGAN STANLEY BANK
   5.28%, 07/26/06                                         70,000         70,000
SAN PAOLO IMI SPA
   4.62%, 07/06/06                                        118,000        118,000
   4.63%, 07/06/06                                        100,000        100,000
SKANDINAVISKA ENSKILDA
BANKEN AB
   5.17%, 07/14/06                                        100,000        100,000
SOCIETE GENERALE
   4.63%, 07/11/06                                         45,000         45,000
   4.96%, 07/20/06                                        100,000         99,983
SUMITOMO MITSUI BANKING CORP.
   5.10%, 07/06/06                                        147,000        147,000
   5.29%, 07/25/06                                        132,000        132,000
SUMITOMO TRUST & BANKING CO.
   5.13%, 10/05/06                                        113,000        113,000
   5.35%, 12/05/06                                         10,000         10,000
SVENSKA HANDELSBANKEN AB
   5.20%, 08/14/06                                        145,000        145,000
TORONTO DOMINION BANK
   5.13%, 08/16/06                                         49,000         49,000
   5.11%, 10/05/06                                        300,000        300,000
   5.34%, 12/01/06                                         33,000         33,000
UNICREDITO ITALIANO SPA
   5.03%, 07/21/06                                         43,000         43,000
   5.12%, 08/10/06                                        118,000        118,000
   5.24%, 09/08/06                                        254,000        254,000
   5.30%, 09/15/06                                        100,000        100,000
   5.23%, 11/17/06                                         32,000         32,000
   5.23%, 11/20/06                                         38,000         38,000
   5.48%, 12/19/06                                         46,000         46,000
WASHINGTON MUTUAL BANK
   5.22%, 11/15/06                                        228,000        228,000
   5.37%, 12/04/06                                         15,000         14,995
WELLS FARGO BANK, N.A.
   5.19%, 07/31/06                                         35,000         35,000
WILMINGTON TRUST CO.
   5.19%, 10/13/06                                         32,000         32,000
                                                                     -----------
                                                                       7,795,932
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 52.6%
--------------------------------------------------------------------------------
AB SPINTAB
   5.16%, 07/31/06                                        146,700        146,074
   5.16%, 08/07/06                                         55,000         54,711
   5.48%, 09/27/06                                         10,000          9,868
ALLIANCE & LEICESTER, PLC
   5.11%, 08/03/06 (c)                                      5,000          4,977


24 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
   4.88%, 08/10/06 (c)                                     48,000         47,746
   5.20%, 09/01/06 (c)                                     55,000         54,514
   5.23%, 09/01/06 (c)                                     21,000         20,813
   4.99%, 09/06/06 (c)                                     46,515         46,093
   5.28%, 09/12/06 (c)                                     25,000         24,736
   5.00%, 09/21/06 (c)                                     38,000         37,578
AMSTEL FUNDING CORP.
   5.00%, 07/10/06 (b)(c)                                  12,000         11,985
   5.09%, 07/17/06 (b)(c)                                  62,000         61,861
   5.18%, 08/21/06 (b)(c)                                 141,554        140,529
   5.20%, 08/29/06 (b)(c)                                  92,010         91,236
   5.38%, 09/15/06 (b)(c)                                  36,000         35,597
   5.48%, 09/26/06 (b)(c)                                  10,000          9,869
AMSTERDAM FUNDING CORP.
   5.18%, 07/24/06 (a)(b)(c)                              150,000        149,506
   5.19%, 07/25/06 (a)(b)(c)                               60,000         59,794
   5.23%, 09/05/06 (a)(b)(c)                               86,600         85,782
   5.25%, 09/06/06 (a)(b)(c)                              100,000         99,036
ANGLO IRISH BANK CORP., PLC
   5.14%, 07/28/06 (c)                                     25,000         24,905
   5.20%, 08/29/06 (c)                                     15,000         14,874
AQUINAS FUNDING, L.L.C.
   5.27%, 07/21/06 (a)(b)(c)                               45,000         44,869
   5.09%, 08/01/06 (a)(b)(c)                               20,000         19,914
   5.19%, 08/28/06 (a)(b)(c)                               22,000         21,819
   5.19%, 08/29/06 (a)(b)(c)                               24,000         23,799
   5.45%, 09/18/06 (a)(b)(c)                               19,000         18,776
   5.42%, 09/20/06 (a)(b)(c)                               30,000         29,639
ASAP FUNDING LTD.
   4.97%, 07/07/06 (a)(b)(c)                               15,000         14,988
   5.12%, 07/07/06 (a)(b)(c)                               74,000         73,937
   5.04%, 07/13/06 (a)(b)(c)                               11,000         10,982
   5.13%, 08/01/06 (a)(b)(c)                               34,000         33,852
   5.12%, 08/02/06 (a)(b)(c)                               16,000         15,928
   5.13%, 08/03/06 (a)(b)(c)                               82,000         81,620
ATLANTIC ASSET SECURITIZATION,
L.L.C.
   5.27%, 07/21/06 (a)(b)(c)                               43,221         43,095
   5.14%, 08/08/06 (a)(b)(c)                               20,000         19,893
   5.14%, 08/15/06 (a)(b)(c)                               40,000         39,746
   5.29%, 09/11/06 (a)(b)(c)                               29,686         29,376
   5.33%, 09/12/06 (a)(b)(c)                               13,000         12,861
   5.46%, 09/15/06 (a)(b)(c)                               28,917         28,588
   5.47%, 09/21/06 (a)(b)(c)                               50,000         49,385
ATLANTIS ONE FUNDING CORP.
   5.29%, 07/25/06 (b)(c)                                 100,000         99,649
   5.26%, 09/07/06 (b)(c)                                  66,000         65,353
   5.00%, 09/20/06 (b)(c)                                 206,000        203,738
   5.03%, 09/28/06 (b)(c)                                   4,000          3,952
   5.21%, 10/27/06 (b)(c)                                  55,000         54,086
   5.25%, 11/20/06 (b)(c)                                 150,000        146,977
   5.27%, 11/27/06 (b)(c)                                  66,808         65,389
   5.50%, 12/18/06 (b)(c)                                 129,000        125,744
   5.30%, 02/02/07 (b)(c)                                  49,000         47,502
BANK OF AMERICA CORP.
   4.84%, 07/17/06                                        290,000        289,389
   4.92%, 08/24/06                                        107,000        106,230
   5.17%, 08/24/06                                         97,000         96,257
   5.20%, 09/01/06                                        110,000        109,028
   5.27%, 09/08/06                                         15,000         14,850
   5.28%, 09/13/06                                         15,000         14,839
   5.43%, 09/25/06                                        250,000        246,805
   5.27%, 11/28/06                                        100,000         97,862
   5.50%, 12/18/06                                         14,000         13,647
BANK OF IRELAND
   5.17%, 11/01/06 (c)                                      5,651          5,554
BARCLAYS U.S. FUNDING CORP.
   5.03%, 07/19/06 (a)                                    178,000        177,558
BEAR STEARNS COMPANIES, INC.
   5.39%, 08/28/06                                        134,000        132,847
   5.00%, 09/14/06                                        124,000        122,739
   5.42%, 09/20/06                                         77,000         76,073
   5.11%, 10/03/06                                         75,000         74,025
BETA FINANCE, INC.
   4.97%, 07/10/06 (b)(c)                                  39,000         38,952
   5.04%, 07/21/06 (b)(c)                                  27,000         26,925
   5.48%, 09/28/06 (b)(c)                                  96,000         94,718
BLUE SPICE, L.L.C.
   5.10%, 08/04/06 (a)(b)(c)(d)                             4,000          3,981
   5.17%, 10/25/06 (a)(b)(c)(d)                           140,000        137,726
CANCARA ASSET SECURITIZATION,
L.L.C.
   5.26%, 07/07/06 (a)(b)(c)                              125,808        125,698
   5.03%, 07/18/06 (a)(b)(c)                               19,000         18,955
   5.29%, 07/24/06 (a)(b)(c)                               33,000         32,889
   5.13%, 08/11/06 (a)(b)(c)                              142,000        141,181
   5.15%, 08/17/06 (a)(b)(c)                               12,000         11,920
   5.23%, 09/01/06 (a)(b)(c)                                4,485          4,445
   5.28%, 09/12/06 (a)(b)(c)                               20,549         20,332


                                                         See financial notes. 25

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
CBA (DELAWARE) FINANCE, INC.
   4.93%, 08/02/06 (a)                                      3,000          2,987
CC (USA), INC.
   5.10%, 07/17/06 (b)(c)                                  25,000         24,944
   5.03%, 07/20/06 (b)(c)                                  37,000         36,903
   5.31%, 07/27/06 (b)(c)                                  33,000         32,874
   5.00%, 08/03/06 (b)(c)                                  10,000          9,955
   4.88%, 08/15/06 (b)(c)                                   4,500          4,473
   5.19%, 08/29/06 (b)(c)                                  29,000         28,757
   5.27%, 09/11/06 (b)(c)                                  65,000         64,324
   5.31%, 09/15/06 (b)(c)                                  60,000         59,336
   5.42%, 09/22/06 (b)(c)                                  14,000         13,827
   5.17%, 10/25/06 (b)(c)                                  50,000         49,188
CITIGROUP FUNDING, INC.
   5.12%, 07/26/06 (a)                                    181,000        180,365
   5.10%, 08/01/06 (a)                                    130,000        129,437
   5.12%, 08/02/06 (a)                                     95,000         94,574
   5.36%, 09/13/06 (a)                                    188,000        185,956
   5.42%, 09/19/06 (a)                                    150,000        148,218
   5.03%, 09/21/06 (a)                                    166,000        164,143
CLIPPER RECEIVABLES CO., L.L.C.
   5.25%, 07/18/06 (a)(b)(c)                               95,000         94,765
   5.04%, 07/20/06 (a)(b)(c)                              137,629        137,268
   5.03%, 07/20/06 (a)(b)(c)                                6,637          6,620
   5.28%, 07/27/06 (a)(b)(c)                              191,528        190,802
   5.31%, 07/27/06 (a)(b)(c)                               50,000         49,809
CONCORD MINUTEMEN CAPITAL CO.,
SERIES A
   5.11%, 07/07/06 (a)(b)(c)                               30,160         30,134
   5.00%, 07/10/06 (a)(b)(c)                              147,000        146,818
   5.09%, 07/10/06 (a)(b)(c)                               26,047         26,014
   4.67%, 07/11/06 (a)(b)(c)                               47,421         47,361
   4.89%, 08/14/06 (a)(b)(c)                               14,000         13,918
   5.27%, 09/12/06 (a)(b)(c)                              131,403        130,017
   5.27%, 11/20/06 (a)(b)(c)                               27,000         26,454
CROWN POINT CAPITAL CO., L.L.C.
   5.00%, 07/10/06 (a)(b)(c)                               25,623         25,591
   4.68%, 07/18/06 (a)(b)(c)                              100,000         99,784
   5.10%, 07/18/06 (a)(b)(c)                               10,000          9,976
   5.12%, 08/07/06 (a)(b)(c)                               54,152         53,871
   5.12%, 08/08/06 (a)(b)(c)                               60,000         59,680
   5.31%, 09/14/06 (a)(b)(c)                               87,508         86,553
   5.39%, 09/15/06 (a)(b)(c)                               31,894         31,536
   5.43%, 09/22/06 (a)(b)(c)                                4,000          3,951
   5.20%, 10/20/06 (a)(b)(c)                               65,000         63,984
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
   4.96%, 07/06/06 (b)(c)                                  42,000         41,971
   4.96%, 07/07/06 (b)(c)                                  45,000         44,963
   5.28%, 07/20/06 (b)(c)                                  15,000         14,958
   5.27%, 07/21/06 (b)(c)                                  48,000         47,860
   5.26%, 07/24/06 (b)(c)                                  90,000         89,699
   5.11%, 08/02/06 (b)(c)                                  75,000         74,663
   5.32%, 08/02/06 (b)(c)                                 115,000        114,459
   5.18%, 08/03/06 (b)(c)                                  59,065         58,787
   5.12%, 08/09/06 (b)(c)                                  50,000         49,726
   5.24%, 09/07/06 (b)(c)                                  35,000         34,658
   5.31%, 09/14/06 (b)(c)                                  72,000         71,214
   5.41%, 09/21/06 (b)(c)                                 186,000        183,742
DANSKE CORP.
   5.17%, 10/31/06 (a)(c)                                  36,000         35,385
   5.28%, 12/04/06 (a)(c)                                  25,000         24,443
DEXIA DELAWARE, L.L.C.
   5.31%, 08/04/06 (a)                                    100,000         99,501
DNB NOR BANK ASA
   4.96%, 07/05/06                                          3,000          2,998
   5.27%, 11/27/06                                          3,000          2,936
DORADA FINANCE, INC.
   5.09%, 07/31/06 (b)(c)                                   9,000          8,962
   5.42%, 08/31/06 (b)(c)                                  33,000         32,700
   5.42%, 09/22/06 (b)(c)                                  23,000         22,717
EDISON ASSET SECURITIZATION
CORP., L.L.C.
   5.02%, 07/17/06 (a)(b)(c)                              100,000         99,780
   5.33%, 11/28/06 (a)(b)(c)                               48,000         46,961
FAIRWAY FINANCE CO., L.L.C.
   5.21%, 09/05/06 (a)(b)(c)                                1,000            991
FALCON ASSET SECURITIZATION CORP.
   5.08%, 07/07/06 (a)(b)(c)                              142,688        142,568
   5.26%, 07/20/06 (a)(b)(c)                               21,120         21,062
   5.26%, 07/21/06 (a)(b)(c)                               41,475         41,354
   5.29%, 07/24/06 (a)(b)(c)                              101,479        101,138
   5.31%, 07/25/06 (a)(b)(c)                               75,000         74,736
FIVE FINANCE, INC.
   5.09%, 07/28/06 (b)(c)                                  32,000         31,880
   5.17%, 08/14/06 (b)(c)                                  43,000         42,731
   5.27%, 08/15/06 (b)(c)                                  45,000         44,706
   5.48%, 09/15/06 (b)(c)                                   7,000          6,920
   5.17%, 10/26/06 (b)(c)                                  35,000         34,427
   5.23%, 11/15/06 (b)(c)                                   4,000          3,923


26 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
FORENINGSSPARBANKEN AB
(SWEDBANK, INC.)
   4.89%, 08/14/06                                         75,000         74,563
   4.92%, 08/24/06                                         35,000         34,748
FORTIS BANQUE LUXEMBOURG
   4.97%, 07/12/06                                         66,000         65,901
GALAXY FUNDING, INC.
   5.09%, 07/31/06 (b)(c)                                  20,000         19,916
   5.30%, 08/17/06 (b)(c)                                   7,000          6,952
   5.27%, 09/11/06 (b)(c)                                  25,000         24,740
   5.28%, 09/13/06 (b)(c)                                  40,000         39,572
   5.48%, 09/27/06 (b)(c)                                  16,000         15,789
GENERAL ELECTRIC CAPITAL CORP.
   5.26%, 07/03/06                                        800,000        799,766
   5.00%, 07/17/06                                        195,000        194,572
   5.29%, 02/02/07                                         44,000         42,656
GENERAL ELECTRIC CAPITAL SERVICES
   4.72%, 09/22/06                                        192,000        189,981
   5.22%, 11/07/06                                        100,000         98,180
GRAMPIAN FUNDING, L.L.C.
   5.11%, 08/07/06 (a)(b)(c)                                5,000          4,974
   4.93%, 08/23/06 (a)(b)(c)                               25,000         24,823
   5.01%, 09/12/06 (a)(b)(c)                                9,000          8,911
   5.02%, 09/19/06 (a)(b)(c)                               61,000         60,336
   5.42%, 09/26/06 (a)(b)(c)                               88,000         86,863
   5.46%, 09/26/06 (a)(b)(c)                                6,800          6,712
   5.28%, 11/17/06 (a)(b)(c)                               59,000         57,827
   5.50%, 12/13/06 (a)(b)(c)                               14,000         13,657
HBOS TREASURY SERVICES, PLC
   5.08%, 08/02/06 (a)                                    134,000        133,403
   5.11%, 08/07/06 (a)                                     45,000         44,767
   5.19%, 08/29/06 (a)                                     50,000         49,580
   5.45%, 09/25/06 (a)                                      5,000          4,936
   5.47%, 09/29/06 (a)                                    135,000        133,181
HSBC U.S.A., INC.
   5.22%, 11/10/06                                         86,000         84,397
   5.22%, 11/13/06                                         33,000         32,371
   5.58%, 12/28/06                                         70,000         68,101
HSH NORDBANKEN, AG
   5.31%, 09/13/06                                         83,000         82,106
IRISH LIFE & PERMANENT, PLC
   4.84%, 07/19/06 (c)                                     39,000         38,908
   5.08%, 07/26/06 (c)                                      2,000          1,993
   5.31%, 08/21/06 (c)                                     23,250         23,077
   5.36%, 12/08/06 (c)                                     50,000         48,840
IXIS COMMERCIAL PAPER CORP.
   5.48%, 10/03/06 (a)(c)                                  50,000         49,295
JUPITER SECURITIZATION CORP.
   5.08%, 07/07/06 (a)(b)(c)                              121,570        121,467
K2 (USA), L.L.C.
   4.98%, 07/06/06 (b)(c)                                  47,000         46,968
   5.25%, 07/17/06 (b)(c)                                  13,000         12,970
   4.93%, 08/25/06 (b)(c)                                  64,300         63,827
   4.99%, 09/08/06 (b)(c)                                  24,000         23,776
   5.01%, 09/12/06 (b)(c)                                  62,000         61,385
   5.38%, 09/13/06 (b)(c)                                   9,000          8,902
   5.47%, 09/25/06 (b)(c)                                   3,400          3,356
KBC FINANCIAL PRODUCTS
INTERNATIONAL, LTD.
   5.01%, 08/01/06 (a)(c)                                  74,000         73,686
   5.22%, 09/01/06 (a)(c)                                   6,000          5,947
   5.02%, 09/25/06 (a)(c)                                  60,000         59,298
   5.24%, 11/09/06 (a)(c)                                   6,000          5,889
LEXINGTON PARKER CAPITAL CO., L.L.C.
   4.97%, 07/07/06 (a)(b)(c)                               25,321         25,300
   5.18%, 07/13/06 (a)(b)(c)                               20,000         19,966
   5.12%, 08/07/06 (a)(b)(c)                               62,500         62,176
   5.27%, 09/12/06 (a)(b)(c)                               33,000         32,652
   5.30%, 09/12/06 (a)(b)(c)                               97,422         96,389
   5.40%, 09/18/06 (a)(b)(c)                               94,371         93,267
   5.42%, 09/19/06 (a)(b)(c)                               18,000         17,786
   5.12%, 10/05/06 (a)(b)(c)                                4,000          3,947
   5.23%, 11/15/06 (a)(b)(c)                               17,000         16,671
   5.27%, 11/15/06 (a)(b)(c)                               20,000         19,609
   5.28%, 11/15/06 (a)(b)(c)                               21,000         20,588
   5.33%, 11/15/06 (a)(b)(c)                               25,000         24,505
LINKS FINANCE, L.L.C.
   4.97%, 07/06/06 (b)(c)                                  21,000         20,986
   5.27%, 07/21/06 (b)(c)                                  25,000         24,927
   5.19%, 08/30/06 (b)(c)                                  29,000         28,753
MANE FUNDING CORP.
   5.09%, 08/01/06 (b)(c)                                  49,423         49,209
   5.19%, 08/28/06 (b)(c)                                  21,393         21,217
   5.27%, 09/12/06 (b)(c)                                  48,000         47,494
   5.45%, 09/25/06 (b)(c)                                 117,000        115,496
   5.48%, 09/26/06 (b)(c)                                  65,000         64,152
MONT BLANC CAPITAL CORP.
   5.04%, 07/20/06 (a)(b)(c)                               12,343         12,311
   5.26%, 07/20/06 (a)(b)(c)                               50,000         49,862


                                                         See financial notes. 27

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
NIEUW AMSTERDAM RECEIVABLES
CORP.
   5.09%, 07/05/06 (a)(b)(c)                                6,403          6,399
   5.17%, 07/10/06 (a)(b)(c)                               28,000         27,964
   5.06%, 07/24/06 (a)(b)(c)                               10,000          9,968
   5.11%, 07/24/06 (a)(b)(c)                               50,000         49,839
   5.11%, 07/25/06 (a)(b)(c)                               23,000         22,923
   4.86%, 07/31/06 (a)(b)(c)                               23,704         23,610
   5.23%, 08/29/06 (a)(b)(c)                               12,000         11,899
   5.38%, 09/15/06 (a)(b)(c)                               22,000         21,754
   5.47%, 09/25/06 (a)(b)(c)                                4,000          3,948
   5.04%, 09/27/06 (a)(b)(c)                               30,792         30,422
   5.37%, 12/11/06 (a)(b)(c)                               16,000         15,621
NORDEA NORTH AMERICA, INC.
   5.22%, 09/01/06 (a)                                     26,000         25,769
   5.44%, 09/08/06 (a)                                      5,100          5,047
NORTHERN ROCK PLC
   5.20%, 08/28/06                                         10,545         10,458
   5.36%, 09/15/06                                        100,000         98,883
PARK AVENUE RECEIVABLES CO.,
L.L.C.
   5.08%, 07/06/06 (a)(b)(c)                               51,225         51,189
   5.14%, 07/12/06 (a)(b)(c)                                4,000          3,994
   5.26%, 07/21/06 (a)(b)(c)                              101,461        101,166
   5.28%, 07/24/06 (a)(b)(c)                               29,000         28,903
PARK GRANADA, L.L.C.
   4.97%, 07/05/06 (b)(c)                                  10,000          9,995
   4.98%, 07/06/06 (b)(c)                                  30,000         29,979
   5.12%, 08/10/06 (b)(c)                                  40,000         39,776
   5.23%, 09/01/06 (b)(c)                                 150,000        148,667
   5.24%, 09/06/06 (b)(c)                                   3,000          2,971
   5.22%, 11/03/06 (b)(c)                                  30,000         29,470
   5.22%, 11/10/06 (b)(c)                                   6,000          5,888
PICAROS FUNDING, L.L.C.
   4.97%, 09/01/06 (a)(b)(c)                               25,000         24,791
   5.44%, 09/08/06 (a)(b)(c)                                7,000          6,928
   5.28%, 09/13/06 (a)(b)(c)                                5,000          4,946
   5.05%, 09/25/06 (a)(b)(c)                               95,503         94,381
   5.41%, 09/27/06 (a)(b)(c)                                3,000          2,961
PREFERRED RECEIVABLES FUNDING
CORP.
   5.31%, 07/26/06 (a)(b)(c)                              136,166        135,667
   5.28%, 09/13/06 (a)(b)(c)                               81,829         80,953
RANGER FUNDING CO., L.L.C.
   5.08%, 07/06/06 (a)(b)(c)                              142,442        142,342
   5.26%, 07/20/06 (a)(b)(c)                              112,000        111,690
SAN PAOLO I M I U.S. FINANCIAL
CO.
   4.93%, 08/10/06 (a)                                    105,000        104,436
SANTANDER CENTRAL HISPANO
FINANCE (DELAWARE), INC.
   4.83%, 07/10/06 (a)                                     12,000         11,986
   5.01%, 09/14/06 (a)                                     47,000         46,521
   5.18%, 10/04/06 (a)                                     93,504         92,258
SCALDIS CAPITAL LTD.
   5.25%, 07/20/06 (a)(b)(c)                              169,000        168,534
   5.13%, 07/25/06 (a)(b)(c)                               13,631         13,585
   5.12%, 08/08/06 (a)(b)(c)                               47,000         46,749
   5.18%, 08/24/06 (a)(b)(c)                               32,476         32,227
   5.20%, 08/29/06 (a)(b)(c)                               40,823         40,480
   5.19%, 08/29/06 (a)(b)(c)                               32,000         31,731
   5.20%, 08/31/06 (a)(b)(c)                                5,000          4,956
   5.30%, 09/13/06 (a)(b)(c)                              100,000         98,925
   5.30%, 09/15/06 (a)(b)(c)                               24,569         24,298
   5.37%, 09/15/06 (a)(b)(c)                              167,921        166,042
   5.46%, 09/26/06 (a)(b)(c)                               80,000         78,960
SEDNA FINANCE, INC.
   5.39%, 08/01/06 (b)(c)                                  40,000         39,815
   5.27%, 09/08/06 (b)(c)                                   7,000          6,930
SHEFFIELD RECEIVABLES CORP.
   5.14%, 07/24/06 (a)(b)(c)                              134,000        133,563
SIGMA FINANCE, INC.
   4.82%, 07/06/06 (b)(c)                                   9,700          9,694
   4.65%, 07/18/06 (b)(c)                                  94,000         93,799
   5.18%, 08/25/06 (b)(c)                                 198,000        196,454
   4.94%, 08/31/06 (b)(c)                                  50,000         49,592
   5.28%, 09/15/06 (b)(c)                                   9,000          8,901
   5.25%, 11/20/06 (b)(c)                                  95,000         93,085
   5.28%, 11/27/06 (b)(c)                                 100,000         97,875
   5.29%, 11/28/06 (b)(c)                                  42,000         41,099
   5.34%, 12/01/06 (b)(c)                                   3,000          2,934
   5.37%, 12/06/06 (b)(c)                                  40,000         39,083
SKANDINAVISKA ENSKILDA
BANKEN AB
   4.97%, 07/10/06                                          3,000          2,996
SOCIETE GENERALE NORTH
AMERICA, INC.
   4.66%, 07/05/06 (a)                                    160,000        159,919
   5.00%, 07/11/06 (a)                                    126,000        125,827
   5.09%, 08/22/06 (a)                                     23,000         22,834


28 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
STADSHYPOTEK DELAWARE, INC.
   5.08%, 07/25/06 (a)(c)                                  17,150         17,093
THUNDER BAY FUNDING, L.L.C.
   5.27%, 07/20/06 (a)(b)(c)                               18,076         18,026
   5.42%, 09/22/06 (a)(b)(c)                               16,000         15,803
TICONDEROGA FUNDING, L.L.C.
   5.08%, 07/07/06 (a)(b)(c)                               35,616         35,586
   5.26%, 07/17/06 (a)(b)(c)                               50,000         49,884
   5.29%, 07/25/06 (a)(b)(c)                                7,000          6,975
TULIP FUNDING CORP.
   5.27%, 07/12/06 (a)(b)(c)                               61,000         60,902
   5.26%, 07/19/06 (a)(b)(c)                               50,000         49,869
UBS FINANCE (DELAWARE), INC.
   5.27%, 07/03/06 (a)                                    150,000        149,956
   5.12%, 07/10/06 (a)                                    100,000         99,873
   5.12%, 07/11/06 (a)                                     40,000         39,943
   4.99%, 07/13/06 (a)                                      7,000          6,988
   5.29%, 07/13/06 (a)                                    449,000        448,211
   5.15%, 07/26/06 (a)                                    311,000        309,895
VARIABLE FUNDING CAPITAL CORP.
   5.01%, 07/11/06 (a)(b)(c)                              100,000         99,862
   5.03%, 07/18/06 (a)(b)(c)                               30,000         29,930
WESTPAC BANKING CORP.
   4.99%, 09/08/06 (c)                                    130,000        128,788
WESTPACTRUST SECURITIES NZ LTD.
   5.20%, 08/31/06 (a)(c)                                 100,000         99,131
WHISTLEJACKET CAPITAL, L.L.C.
   5.09%, 07/07/06 (b)(c)                                  13,007         12,996
   4.88%, 08/15/06 (b)(c)                                  12,000         11,929
   5.26%, 09/08/06 (b)(c)                                  15,000         14,851
   5.27%, 09/11/06 (b)(c)                                  12,000         11,875
   5.28%, 09/11/06 (b)(c)                                   9,000          8,906
   5.38%, 09/11/06 (b)(c)                                  14,000         13,851
   5.48%, 09/27/06 (b)(c)                                  10,000          9,868
WHITE PINE FINANCE, L.L.C.
   5.13%, 07/20/06 (b)(c)                                  45,366         45,244
   4.97%, 07/25/06 (b)(c)                                   2,000          1,993
   4.99%, 07/25/06 (b)(c)                                   7,000          6,977
   5.09%, 07/31/06 (b)(c)                                  32,000         31,866
   5.16%, 08/08/06 (b)(c)                                  10,928         10,869
   5.23%, 09/01/06 (b)(c)                                   5,000          4,956
   5.27%, 09/08/06 (b)(c)                                  29,000         28,711
   5.28%, 09/11/06 (b)(c)                                  36,766         36,383
WINDMILL FUNDING CORP.
   5.17%, 08/02/06 (a)(b)(c)                               23,000         22,895
   5.21%, 08/14/06 (a)(b)(c)                               49,280         48,969
                                                                     -----------
                                                                      18,725,883
PROMISSORY NOTES 0.9%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (d)                                    220,000        220,000
   5.18%, 12/19/06 (d)                                     22,500         22,500
   5.32%, 01/05/07 (d)                                     54,000         54,000
                                                                     -----------
                                                                         296,500
VARIABLE-RATE OBLIGATIONS 13.0% of net assets

ACCESS LOANS FOR LEARNING
STUDENT LOAN CORP.
   5.38%, 07/06/06 (a)                                     27,800         27,800
BANK OF IRELAND
   5.24%, 07/20/07 (c)                                     40,000         40,000
BANK OF NEW YORK CO., INC.
   5.40%, 07/27/07 (c)                                     50,000         50,000
BARCLAYS BANK, PLC
   5.07%, 07/05/06                                         90,000         90,000
   5.24%, 07/24/06                                         90,000         89,993
   5.28%, 07/27/06                                        197,000        196,976
BNP PARIBAS
   5.08%, 07/06/06                                         40,000         39,994
   5.11%, 07/10/06                                        100,000         99,991
   5.30%, 08/02/06                                        400,000        399,921
CANADIAN IMPERIAL
BANK OF COMMERCE
   5.28%, 07/17/06                                        100,000        100,000
   5.28%, 07/24/06                                         10,000         10,000
CC (USA), INC.
   5.21%, 07/17/06 (b)(c)                                  21,000         21,006
CENTRAL BAPTIST CHURCH OF
HIXSON, TENNESSEE
   5.46%, 07/06/06 (a)                                     13,000         13,000
CITY OF NEW BRITAIN, CONNECTICUT
   5.38%, 07/06/06 (a)                                     40,000         40,000
COLUMBUS, GEORGIA
DEVELOPMENT AUTHORITY
   5.48%, 07/06/06 (a)                                      5,190          5,190
COMMONWEALTH BANK OF AUSTRALIA
   5.29%, 07/24/06 (c)                                     50,000         50,000


                                                         See financial notes. 29

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
CONCORD MINUTEMEN CAPITAL CO.,
SERIES A
   5.29%, 07/27/06 (a)(b)(c)                               50,000         49,999
DEXIA CREDIT LOCAL
   5.26%, 07/26/06                                        100,000         99,989
FIVE FINANCE, INC.
   5.16%, 07/17/06 (b)(c)                                  50,000         49,999
GENERAL ELECTRIC CAPITAL CORP.
   5.35%, 07/17/06                                        225,000        225,000
GOLDMAN SACHS GROUP, INC.
   5.20%, 07/10/06 (c)                                    125,000        125,000
J.P. MORGAN SECURITIES, INC.
   5.15%, 07/03/06 (c)                                    100,000        100,000
K2 (USA), L.L.C.
   5.13%, 07/10/06 (b)(c)                                  50,000         49,997
   5.30%, 07/17/06 (b)(c)                                  81,000         80,992
LIBERTY LIGHTHOUSE U.S. CAPITAL
CO., L.L.C.
   5.06%, 07/03/06 (b)(c)                                  17,000         16,998
   5.09%, 07/07/06 (b)(c)                                  52,000         51,999
   5.11%, 07/10/06 (b)(c)                                  16,000         15,999
   5.31%, 08/02/06 (b)(c)                                  55,000         54,994
LINKS FINANCE, L.L.C.
   5.09%, 07/07/06 (b)(c)                                  24,000         23,998
   5.11%, 07/10/06 (b)(c)                                  50,000         49,997
   5.21%, 07/17/06 (b)(c)                                 138,000        138,020
   5.18%, 07/17/06 (b)(c)                                 100,000        100,002
   5.15%, 07/17/06 (b)(c)                                  32,000         31,999
LOANSTAR ASSETS PARTNERS II, L.P.
   5.37%, 07/06/06 (a)                                     25,000         25,000
MERLOT 2000 B
   5.50%, 07/05/06 (a)(c)                                  30,000         30,000
MERRILL LYNCH & CO., INC.
   5.18%, 07/17/06                                         75,000         75,000
   5.32%, 07/27/06                                         50,000         50,000
METROPOLITAN LIFE INSURANCE CO.
   5.16%, 07/03/06 (d)                                    100,000        100,000
MONUMENTAL LIFE INSURANCE CO.
   5.17%, 07/03/06 (d)                                    100,000        100,000
   5.21%, 07/03/06 (d)                                    100,000        100,000
   5.26%, 07/03/06 (d)                                     10,000         10,000
MORGAN STANLEY
   5.15%, 07/03/06                                        140,000        140,000
NEW JERSEY ECONOMIC DEVELOPMENT
AUTHORITY
   5.11%, 07/03/06 (a)                                      8,900          8,900
NORDEA BANK AB
   5.13%, 07/10/06 (c)                                     50,000         50,000
   5.15%, 07/11/06 (c)                                     80,000         80,000
ROYAL BANK OF CANADA
   5.06%, 07/03/06                                         32,000         31,992
   5.20%, 07/10/06                                         40,000         40,000
ROYAL BANK OF SCOTLAND, PLC
   5.20%, 07/19/06                                         10,000          9,999
   5.25%, 07/24/06                                        110,000        109,989
   5.29%, 07/31/06                                         80,000         79,997
   5.27%, 07/21/07 (c)                                     20,000         20,000
SIGMA FINANCE, INC.
   5.16%, 07/17/06 (b)(c)                                  75,000         74,999
   5.20%, 07/17/06 (b)(c)                                  48,000         48,010
SUMITOMO TRUST & BANKING CO.
   5.15%, 07/07/06                                        100,000        100,000
   5.21%, 07/14/06                                         20,000         20,000
   5.30%, 07/24/06                                         36,000         36,000
SVENSKA HANDELSBANKEN AB
   5.07%, 07/03/06                                         75,000         74,996
TOWN OF ISLIP, NEW YORK IDA
   5.65%, 07/06/06 (a)                                      1,285          1,285
TRAVELERS INSURANCE CO.
   5.16%, 07/03/06 (d)                                     25,000         25,000
   5.32%, 07/19/06 (d)                                    100,000        100,000
   5.39%, 07/28/06 (d)                                     25,000         25,000
WACHOVIA ASSET SECURITIZATION
ISSUANCE, L.L.C.
   2005 HEMMI - Class A
   5.31%, 07/25/06 (a)(b)(c)                               26,266         26,266
WELLS FARGO & CO.
   5.19%, 07/17/06 (c)                                    120,000        120,002
WESTPAC BANKING CORP.
   5.18%, 07/17/06 (c)                                     75,000         75,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.09%, 07/07/06 (b)(c)                                  13,000         12,999
   5.22%, 07/20/06 (b)(c)                                  17,000         16,999
   5.29%, 07/27/06 (b)(c)                                  74,000         73,996
WHITE PINE FINANCE, L.L.C.
   5.08%, 07/07/06 (b)(c)                                  22,000         22,000
   5.13%, 07/10/06 (b)(c)                                  30,000         29,996
   5.15%, 07/17/06 (b)(c)                                  82,000         81,999
   5.28%, 07/25/06 (b)(c)                                  60,000         59,997
                                                                     -----------
                                                                       4,624,274


30 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  MATURITY AMOUNT       VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
OTHER INVESTMENTS 8.6% of net assets

REPURCHASE AGREEMENTS 8.6%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $479,400
   5.28%, issued 06/30/06,
   due 07/03/06                                           470,207        470,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $510,001
   5.28%, issued 06/30/06,
   due 07/03/06                                           500,220        500,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $4,274
   5.25%, issued 06/30/06,
   due 07/03/06                                             4,192          4,190
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $816,000
   5.28%, issued 06/30/06,
   due 07/03/06                                           800,352        800,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $103,709
   5.25%, issued 06/30/06,
   due 07/03/06                                           102,257        100,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities with
   a value of $1,224,003
   5.28%, issued 06/30/06,
   due 07/03/06                                         1,200,528      1,200,000
                                                                     -----------
                                                                       3,074,190

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $35,482,779.

ISSUER
RATE, ACQUISITION DATE,                               FACE AMOUNT    COST/VALUE
MATURITY DATE                                         ($ x 1,000)    ($ x 1,000)
At 06/30/06, portfolio holdings included illiquid
and/or restricted securities as follows:

BLUE SPICE, L.L.C.
   5.10%, 05/02/06, 08/04/06                                4,000          3,981
   5.17%, 04/25/06, 10/25/06                              140,000        137,726
                                                                     -----------
                                                                         141,707
METROPOLITAN LIFE INSURANCE CO.
   5.16%, 02/01/06, 07/03/06                              100,000        100,000
MONUMENTAL LIFE INSURANCE CO.
   5.26%, 06/10/93, 07/03/06                               10,000         10,000
   5.17%, 10/09/96, 07/03/06                              100,000        100,000
   5.21%, 01/12/00, 07/03/06                              100,000        100,000
                                                                     -----------
                                                                         210,000
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 02/03/06, 10/30/06                              220,000        220,000
   5.18%, 03/24/06, 12/19/06                               22,500         22,500
   5.32%, 04/13/06, 01/05/07                               54,000         54,000
                                                                     -----------
                                                                         296,500
TRAVELERS INSURANCE CO.
   5.32%, 08/19/05, 07/19/06                              100,000        100,000
   5.39%, 10/28/05, 07/28/06                               25,000         25,000
   5.16%, 01/31/06, 07/03/07                               25,000         25,000
                                                                     -----------
                                                                         150,000


                                                         See financial notes. 31

SCHWAB VALUE ADVANTAGE MONEY FUND

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,202,720 or 39.9% of net assets.
(d) Illiquid and/or restricted security.


32 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                       $32,408,589
Repurchase agreements, at cost and value                               3,074,190
Receivables:
  Receivable for investment sold                                           1,075
  Fund shares sold                                                       300,088
  Interest                                                                94,939
Prepaid expenses                                                  +        1,205
                                                                  --------------
TOTAL ASSETS                                                          35,880,086

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                  208,003
   Dividends to shareholders                                              68,311
   Investment adviser and administrator fees                                 644
   Transfer agent and shareholder services fees                              569
   Trustees' fees                                                             13
Accrued expenses                                                  +          527
                                                                  --------------
TOTAL LIABILITIES                                                        278,067

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          35,880,086
TOTAL LIABILITIES                                                 -      278,067
                                                                  --------------
NET ASSETS                                                           $35,602,019

NET ASSETS BY SOURCE
--------------------------------------------------------------------------------
Capital received from investors                                       35,602,018
Net realized capital gains                                                     1

NET ASSET VALUE (NAV) BY SHARE CLASS
                                           SHARES
SHARE CLASS            NET ASSETS  +  OUTSTANDING  =    NAV
Investor Shares       $29,249,807      29,250,017     $1.00
Select Shares          $3,472,579       3,472,579     $1.00
Institutional Shares   $2,879,633       2,879,634     $1.00


                                                         See financial notes. 33

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $750,105

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                         1

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 50,799
Transfer agent and shareholder service fees:
  Investor Shares                                                         28,634
  Select Shares                                                            3,245
  Institutional Shares                                                     2,719
Trustees' fees                                                                48
Custodian fees                                                               668
Portfolio accounting fees                                                    302
Professional fees                                                             53
Registration fees                                                            631
Shareholder reports                                                          128
Other expenses                                                       +       215
                                                                     -----------
Total expenses                                                            87,442
Custodian credits                                                    -         5
Expense reduction                                                    -    20,738
                                                                     -----------
NET EXPENSES                                                              66,699

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  750,105
NET EXPENSES                                                         -    66,699
                                                                     -----------
NET INVESTMENT INCOME                                                    683,406
NET REALIZED GAINS                                                   +         1
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $683,407


34 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/06-6/30/06    1/1/05-12/31/06

Net investment income                               $683,406           $752,464
Net realized gains                            +            1                 --
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               683,407            752,464

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      562,001            653,672
Select Shares                                         65,333             52,115
Institutional Shares                          +       56,072             46,677
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           683,406            752,464

TRANSACTIONS IN FUND SHARES *
--------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                   20,508,369         24,443,221
Select Shares                                      4,304,430          4,581,545
Institutional Shares                          +    4,801,062          4,425,407
                                              ----------------------------------
TOTAL SHARES SOLD                                 29,613,861         33,450,173

SHARES REINVESTED
Investor Shares                                      459,826            591,999
Select Shares                                         52,567             46,156
Institutional Shares                          +       45,582             41,389
                                              ----------------------------------
TOTAL SHARES REINVESTED                              557,975            679,544
SHARES REDEEMED
Investor Shares                                  (15,830,491)       (24,288,614)
Select Shares                                     (3,209,454)        (3,511,556)
Institutional Shares                          +   (3,896,346)        (3,591,062)
                                              ----------------------------------
TOTAL SHARES REDEEMED                            (22,936,291)       (31,391,232)
NET TRANSACTIONS IN FUND SHARES                    7,235,545          2,738,485

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               28,366,473         25,627,988
Total increase                                +    7,235,546          2,738,485
                                              ----------------------------------
END OF PERIOD                                    $35,602,019        $28,366,473

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


                                                         See financial notes. 35

SCHWAB MONEY FUNDS

FINANCIAL NOTES, UNAUDITED.
Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
(organized October 20, 1989)
  Schwab Money Market Fund
  SCHWAB GOVERNMENT MONEY FUND
  SCHWAB U.S. TREASURY MONEY FUND
  SCHWAB VALUE ADVANTAGE MONEY FUND
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab AMT Tax-Free Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

Schwab Value Advantage Money Fund offers three share classes: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

REPURCHASE AGREEMENTS: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in

SCHWAB MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

SCHWAB MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds' average daily net assets described as follows:

                                                          U.S.          VALUE
                                        GOVERNMENT      TREASURY      ADVANTAGE
          AVERAGE DAILY NET ASSETS      MONEY FUND     MONEY FUND     MONEY FUND
              First $1 billion             0.38%          0.38%          0.38%
              Over $1 billion              0.35%          0.35%          0.35%
              Over $10 billion             0.32%          0.32%          0.32%
              Over $20 billion             0.30%          0.30%          0.30%
              Over $40 billion             0.27%          0.27%          0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds' average daily net assets described as follows:

                               TRANSFER AGENT FEES     SHAREHOLDER SERVICE FEES
Government Money Fund                 0.25%                      0.20%
U.S. Treasury Money Fund              0.25%                      0.20%
Value Advantage Money Fund            0.05%                      0.17%

SCHWAB MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007, as follows:

Government Money Fund                   0.75%
U.S. Treasury Money Fund                0.63%*

* Prior to April 30, 2006, the limit was 0.65%.

                              INVESTOR     SELECT     INSTITUTIONAL
                               SHARES      SHARES        SHARES
Value Advantage Money Fund     0.45%       0.35%         0.24%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, each fund's total security transactions with other Schwab Funds were as follows:

Government Money Fund                       $--
U.S. Treasury Money Fund                     --
Value Advantage Money Fund              202,570

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds' Statement of Operations.

4. FEDERAL INCOME TAXES

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales and market discount. As long as a fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the funds had no undistributed earnings on a tax basis.

SCHWAB MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

As of December 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                                GOVERNMENT     U.S. TREASURY     VALUE ADVANTAGE
           EXPIRE               MONEY FUND       MONEY FUND         MONEY FUND
            2006                   $119             $89                 --
            2007                    184             580                 --
            2008                     13              --                 --
            2010                      1              66                 --
            2011                     16              75                 --
            2012                     --             125                 --
                                ------------------------------------------------
           TOTAL                   $333            $935                $--
                                ------------------------------------------------

The funds deferred capital losses occurring after December 31, 2005 to the next fiscal year ending at December 31, 2006. The aggregate amounts of these deferred losses are:

                                                                        VALUE
                                      GOVERNMENT     U.S. TREASURY    ADVANTAGE
                                      MONEY FUND       MONEY FUND     MONEY FUND
Deferred capital losses                   --              $110            --
Capital losses utilized                                      7

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income                     $61,866           $83,240      $752,464
From long-term capital gains                  --                --            --

From return of capital                        --                --            --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2005, the funds made the following reclassifications:

                                             GOVERNMENT    U.S. TREASURY    VALUE ADVANTAGE
                                             MONEY FUND      MONEY FUND        MONEY FUND
Capital received from investors                ($226)          ($55)             ($103)
Net investment income not yet distributed         --             --                 --
Long term capital gains                         $226            $55               $103

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                               NUMBER OF
AND POSITION(S) WITH                                               PORTFOLIOS IN
THE TRUST; (TERM OF                                                FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                    OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS               THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        Chairman of JDN Corporate Advisory       98              Board 1--Director, Redwood Trust, Inc.
1960                      LLC. From 1996 to 2001, Vice                             Board 2--Director, PMI Group, Inc.
Trustee                   President for Business Affairs and
(Trustee of The Charles   Chief Financial Officer of Stanford
Schwab Family of Funds    University, and in 2001, Special
since 2000.)              Advisor to the President of Stanford
                          University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Chief Executive Officer, Dorward &       57              None.
1931                      Associates (corporate management,
Trustee                   marketing and communications
(Trustee of The Charles   consulting firm). From 1996-1999,
Schwab Family of Funds    Executive Vice President and
since 1989.)              Managing Director, Grey Advertising.
                          Prior to 1996, President and Chief
                          Executive Officer, Allen & Dorward
                          Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         Retired. Dean Emeritus, Haas School      98              Board 1--Director, Aphton Corp.
1941                      of Business, University of California,                   Board 2--Director, Mission West Properties
Trustee                   Berkeley. Until February 2004, Co-                       Board 3--Director, TOUSA
(Trustee of The Charles   Chief Executive Officer, Aphton Corp.                    Board 4--Director, Stratex Networks
Schwab Family of Funds    (bio-pharmaceuticals). Prior to August                   Board 5--Director, Genitope Corp.
since 2000.)              1998, Dean of the Haas School of                         Board 6--Director & Non-Executive
                          Business, University of California,                      Chairman, Solectron Corp.
                          Berkeley (higher education).                             Board 7--Director, Ditech
                                                                                   Communications Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                               NUMBER OF
AND POSITION(S) WITH                                               PORTFOLIOS IN
THE TRUST; (TERM OF                                                FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                    OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS               THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Chairman, Chief Executive Officer        57              None.
1931                      and Director, Semloh Financial, Inc.
Trustee                   (international financial services and
(Trustee of The Charles   investment advisory firm).
Schwab Family of Funds
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           Chairman and Chief Executive             57              Board 1--Board of Cooper Industries
1950                      Officer and founder of Smith                             Board 2--Chairman of the Audit
Trustee                   Graham & Co. (investment advisors).                      Committee of Northern Border Partners,
(Trustee of The Charles                                                            M.L.P.
Schwab Family of Funds
since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Managing Partner, D.R. Stephens &        57              None.
1938                      Company (investments). Prior to
Trustee                   1996, Chairman and Chief
(Trustee of The Charles   Executive Officer of North American
Schwab Family of Funds    Trust (real estate investment trust).
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Chairman and Chief Executive             57              None.
1943                      Officer, Wilsey Bennett, Inc. (real
Trustee                   estate investment and management,
(Trustee of The Charles   and other investments).
Schwab Family of Funds
since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                               NUMBER OF
AND POSITION(S) WITH                                               PORTFOLIOS IN
THE TRUST; (TERM OF                                                FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                    OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS               THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2       Chairman, Chief Executive Officer        57              None.
1937                      and Director, The Charles Schwab
Chairman and Trustee      Corporation, Charles Schwab & Co.,
(Chairman and Trustee     Inc.; Chairman and Director, Charles
of The Charles Schwab     Schwab Investment Management,
Family of Funds since     Inc., Charles Schwab Bank, N. A.;
1989.)                    Chairman and Chief Executive
                          Officer, Schwab (SIS) Holdings Inc. I,
                          Schwab International Holdings, Inc.;
                          Chief Executive Officer and Director,
                          Schwab Holdings, Inc.; Director, U.S.
                          Trust Company, N. A., U.S. Trust
                          Corporation, United States Trust
                          Company of New York. Until May
                          2003, Co-Chief Executive Officer,
                          The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2         Executive Vice President and             98              None.
1954                      President, Schwab Financial
Trustee                   Products, Charles Schwab & Co.,
(Trustee of The Charles   Inc.; Director, Charles Schwab Asset
Schwab Family of Funds    Management (Ireland) Limited and
since 2005.)              Charles Schwab Worldwide Funds
                          PLC. From September 2002 to July
                          2004, Chief Executive Officer and
                          President, Charles Schwab
                          Investment Management, Inc. and
                          Executive Vice President, Charles
                          Schwab & Co., Inc. Prior to
                          September 2002, President and
                          Chief Investment Officer, American
                          Century Investment Management,
                          and Director, American Century
                          Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                              President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                         Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer        and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Charles Schwab Family        President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
of Funds since 2004.)                        Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                             to July 2004, Senior Vice President, Asset Management Products and Services,
                                             Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                             Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of
                                             The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                              Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                         Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief              Trust Company.
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                               Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                         Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial Officer    Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
(Officer of The Charles Schwab Family        Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
of Funds since 2004.)                        Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
                                             Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                             Limited. From December 1999 to November 2004, Sr. Vice President, Financial
                                             Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                               Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                         Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief              Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                             Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                         Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief              Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                 and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST  continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                         Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML             Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                      Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Charles Schwab Family        Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
of Funds since 2002.)                        Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                             President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                               Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                         Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer            Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family        Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
of Funds since 1998.)                        Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                             Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY (R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR32957-01

SCHWAB MUNICIPAL MONEY FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2006


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion .................................................   2

  Performance and Fund Facts ..............................................   5

  Fund Expenses ...........................................................   6

  Financial Statements ....................................................   7

  Financial Notes .........................................................  61

  Investment Advisory Agreement Approval ..................................  66

  Trustees and Officers ...................................................  69

  Glossary ................................................................  74

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

  Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

      An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

      Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

      Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the management of the fund. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Following a strong start to 2006, economic growth has moderated over the past six months.


                                                   Schwab Municipal Money Fund 3

MANAGEMENT'S DISCUSSION continued

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that had not been seen in years. The mixed messages that arose from the slowing economy and rising inflation left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

The yields on municipal variable-rate demand notes rose significantly during the period as the yield of the Bond Market Association's BMA seven-day Municipal Index rose by 104 basis points. This change caused the yields on the Schwab Municipal Money Fund to increase for the period.

Given the rising interest rate environment, the fund overweighted non-AMT variable-rate notes, offering positive yield spread versus the BMA index. To further take advantage of the rising-rate environment, the fund maintained its relatively short weighted average maturity (WAM). Keeping the WAM short provided the flexibility to adapt and respond to the changes in interest rates by enabling management to more quickly reinvest at higher rates.

The combination of rising interest rates and improved financial circumstances for state and local governments caused a decline in fixed-rate note issuance for the period. The drop off in note supply was partially offset by an increase in structured variable-rate notes.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Municipal Money Fund

PERFORMANCE AND FUND FACTS as of 6/30/06

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                               SWEEP   VALUE ADVANTAGE   SELECT    INSTITUTIONAL
                              SHARES      SHARES(TM)    SHARES(R)     SHARES
Ticker Symbol                  SWXXX        SWTXX        SWLXX        SWOXX
--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1               3.16%        3.35%        3.45%        3.56%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2    2.99%        3.22%        3.22%        3.22%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1     3.21%        3.41%        3.51%        3.62%
--------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT    4.94%        5.25%        5.40%        5.57%
EFFECTIVE YIELD 1, 3
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                                              34 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                                73%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Sweep Investments(TM)                                                   *
  Value Advantage Shares                                               $25,000
    ($15,000 for IRA and custodial accounts) 5
  Select Shares                                                       $1,000,000
  Institutional Shares                                                $3,000,000
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2006 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

5 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


                                                   Schwab Municipal Money Fund 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                ENDING
                                                          BEGINNING          ACCOUNT VALUE             EXPENSES
                                     EXPENSE RATIO 1    ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                      (Annualized)        at 1/1/06           at 6/30/06             1/1/06-6/30/06
----------------------------------------------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND(TM)

Sweep Shares
 Actual Return                            0.65%            $1,000             $1,013.10                  $3.24
 Hypothetical 5% Return                   0.65%            $1,000             $1,021.57                  $3.26

Value Advantage Shares(TM)
 Actual Return                            0.45%            $1,000             $1,014.10                  $2.25
 Hypothetical 5% Return                   0.45%            $1,000             $1,022.56                  $2.26

Select Shares(R)
 Actual Return                            0.35%            $1,000             $1,014.60                  $1.75
 Hypothetical 5% Return                   0.35%            $1,000             $1,023.06                  $1.76

Institutional Shares
 Actual Return                            0.24%            $1,000             $1,015.20                  $1.20
 Hypothetical 5% Return                   0.24%            $1,000             $1,023.60                  $1.20

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Municipal Money Fund

SCHWAB MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  1/1/06-      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
SWEEP SHARES                                     6/30/06*     12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00         1.00           1.00          1.00           1.00
                                                 -----------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.01          0.02         0.01          (0.00) 1       0.01           0.02
                                                 -----------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.01)        (0.02)       (0.01)         (0.00) 1      (0.01)         (0.02)
                                                 -----------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00         1.00           1.00          1.00           1.00
                                                 -----------------------------------------------------------------------------
Total return (%)                                  1.31 2        1.79         0.60           0.46          0.91           2.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.65 3        0.65         0.66           0.66          0.66           0.66
   Gross operating expenses                       0.81 3        0.82         0.81           0.81          0.82           0.83
   Net investment income                          2.62 3        1.77         0.60           0.46          0.90           2.21
Net assets, end of period ($ x 1,000,000)        7,045         7,467        7,563          7,494         7,435          7,265

                                                  1/1/06-      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
VALUE ADVANTAGE SHARES                           6/30/06*     12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00         1.00           1.00          1.00           1.00
                                                 -----------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.01          0.02         0.01           0.01          0.01           0.02
                                                 -----------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.01)        (0.02)       (0.01)         (0.01)        (0.01)         (0.02)
                                                 -----------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00         1.00           1.00          1.00           1.00
                                                 -----------------------------------------------------------------------------
Total return (%)                                  1.41 2        2.00         0.81           0.68          1.12           2.45

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.45 3        0.45         0.45           0.45          0.45           0.45
   Gross operating expenses                       0.58 3        0.59         0.58           0.58          0.59           0.61
   Net investment income                          2.82 3        1.97         0.80           0.68          1.11           2.35
Net assets, end of period ($ x 1,000,000)        2,988         3,007        3,245          3,901         4,480          3,778

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.


                                                          See financial notes. 7

SCHWAB MUNICIPAL MONEY FUND

                                                1/1/06-        1/1/05-      1/1/04-     6/2/03 1-
SELECT SHARES                                  6/30/06*       12/31/05     12/31/04     12/31/03
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00         1.00         1.00
                                                ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.01          0.02         0.01        (0.00) 2
                                                ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.01)        (0.02)       (0.01)       (0.00) 2
                                                ------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00         1.00         1.00
                                                ------------------------------------------------------------------------------
Total return (%)                                  1.46 3        2.10         0.92         0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.35 4        0.35         0.35         0.35 4
   Gross operating expenses                       0.58 4        0.59         0.58         0.58 4
   Net investment income                          2.92 4        2.11         0.93         0.68 4
Net assets, end of period ($ x 1,000,000)        1,076           966          727          474

                                                1/1/06-        1/1/05-      1/1/04-     6/2/03 1-
INSTITUTIONAL SHARES                           6/30/06*       12/31/05     12/31/04     12/31/03
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00         1.00         1.00
                                                ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.02          0.02         0.01        (0.00) 2
                                                ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.02)        (0.02)       (0.01)       (0.00) 2
                                                ------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00         1.00         1.00
                                                ------------------------------------------------------------------------------
Total return (%)                                  1.52 3        2.21         1.03         0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.24 4        0.24         0.24         0.24 4
   Gross operating expenses                       0.58 4        0.59         0.58         0.58 4
   Net investment income                          3.03 4        2.20         1.08         0.80 4
Net assets, end of period ($ x 1,000,000)        1,911         1,783        1,459          718

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


8 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
101.1%  MUNICIPAL
        SECURITIES                                    13,159,639     13,159,639
--------------------------------------------------------------------------------
101.1%  TOTAL INVESTMENTS                             13,159,639     13,159,639

(1.1)%  OTHER ASSETS AND LIABILITIES                                   (139,368)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   13,020,271

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
MUNICIPAL SECURITIES 101.1% of net assets

ALABAMA 1.5%
--------------------------------------------------------------------------------
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master
   Series 2006A
   3.99%, 07/06/06 (a)(b)                                 19,410          19,410
BESSEMER MEDICAL CLINIC BOARD
RB Series 1990A
   4.01%, 07/06/06 (a)(b)(c)(d)                           10,865          10,865
BIRMINGHAM PUBLIC EDUCATIONAL
BUILDING AUTH
Student Housing RB
   Series 2005A
   3.98%, 07/06/06 (a)(b)                                  6,415           6,415
BIRMINGHAM SPECIAL CARE
FACILITIES FINANCING AUTH
Health Care Facility RB (Eastern
   Health System) Series 2003A
   3.98%, 07/06/06 (a)(b)                                 35,650          35,650
BIRMINGHAM WATER AND
SEWER BOARD
RB Series 2006A
   4.01%, 07/06/06 (a)(b)(c)(d)                           29,235          29,235
DAPHNE UTILITIES BOARD
Water, Gas and Sewer Refunding
   RB Series 2000
   3.99%, 07/06/06 (a)(b)(c)                               7,135           7,135
DECATUR IDB
Exempt Facilities Refunding RB
   (Nucor Steel Decatur)
   Series 2003A
   4.05%, 07/05/06 (a)                                    17,000          17,000
DOTHAN IDB
IDRB (Baxley Blowpipe)
   Series 1997
   4.82%, 07/06/06 (a)(b)                                    100             100
HOOVER BOARD OF EDUCATION
Capital Outlay TAN
   Series 2001
   4.01%, 07/06/06 (a)(b)(c)(d)                           14,810          14,810
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori
   Academy) Series 1999
   4.10%, 07/05/06 (a)(b)                                  1,120           1,120


                                                          See financial notes. 9

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
MONTGOMERY DOWNTOWN
REDEVELOPMENT AUTH
Bonds (Southern Poverty Law
   Center) Series 2000
   4.13%, 07/06/06 (a)                                     15,000         15,000
MONTGOMERY IDB
Pollution Control and Solid
   Waste Disposal Refunding
   RB (General Electric Co)
   Series 2005
   3.93%, 07/03/06 (a)                                      9,500          9,500
SCOTTSBORO
School Warrants Series 1997
   3.98%, 07/06/06 (a)(b)                                   3,430          3,430
STEVENSON IDB
Environmental Improvement
   RB (Mead Corp)
   Series 1997
   4.04%, 07/05/06 (a)(b)                                  17,300         17,300
TUSCALOOSA CNTY
IDRB (Knight Specialties)
   Series 1998
   4.10%, 07/05/06 (a)(b)                                     830            830
                                                                     -----------
                                                                         187,800
ALASKA 0.4%
--------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
General Housing Purpose
   Bonds Series 2005B
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,015          5,015
General Mortgage RB
   Series 2002A
   4.01%, 07/06/06 (a)(c)(d)                                5,995          5,995
Mortgage RB
   Series 1999A2
   4.04%, 07/06/06 (a)(c)(d)                                4,975          4,975
VALDEZ
Marine Terminal Refunding
   RB (Exxon Pipeline Co)
   Series 1993A
   3.88%, 07/03/06 (a)                                     13,700         13,700
Marine Terminal Refunding
   RB (Exxon Pipeline Co)
   Series 1993B
   3.88%, 07/03/06 (a)                                     11,800         11,800
Marine Terminal Refunding RB
   (Exxon Pipeline Co)
   Series 1993C
   3.88%, 07/03/06 (a)                                      6,000          6,000
                                                                     -----------
                                                                          47,485
ARIZONA 1.0%
--------------------------------------------------------------------------------
ARIZONA SCHOOL FACILITIES BOARD
COP Series 2005A 2&3
   4.01%, 07/06/06 (a)(b)(c)                                9,890          9,890
State School Trust RB
   Series 2004A
   3.97%, 07/06/06 (a)(b)(c)                               25,080         25,080
DEER VALLEY UNIFIED SD NO.97
School Improvement Bonds
   (Project of 2004)
   Series 2005A
   4.00%, 07/01/06 (b)                                     10,000         10,001
DOWNTOWN PHOENIX HOTEL CORP
Subordinate RB Series 2005B
   4.01%, 07/05/06 (a)(b)(c)(d)                            21,360         21,360
MARICOPA CNTY IDA
M/F Mortgage Refunding RB
   (San Fernando Apts)
   Series 2004
   4.02%, 07/06/06 (a)(b)                                   7,750          7,750
PHOENIX CIVIC IMPROVEMENT
CORP
Subordinated Excise Tax RB
   (Airport Improvements)
   Series 1995
   4.01%, 07/05/06 (a)(b)                                   1,000          1,000
Subordinated Excise Tax RB
   (Civic Expansion)
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             4,675          4,675
Subordinated Excise Tax RB
   Series 2005A
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,980          5,980
PHOENIX IDA
Government Office Lease
   Refunding RB (Capitol Mall
   LLC) Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             4,155          4,155


 10 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
S/F Mortgage Draw-Down RB
   Series 2005A
   4.05%, 07/06/06 (a)(c)(d)                               10,160         10,160
SALT RIVER PIMA-MARICOPA
INDIAN COMMUNITY
Bonds Series 2005
   4.00%, 07/06/06 (a)(b)                                   4,900          4,900
TEMPE
Transit Excise Tax Revenue
   Obligations Series 2006
   3.99%, 07/05/06 (a)(c)                                  15,000         15,000
YAVAPAI CNTY IDA
Hospital RB (Yavapai Regional
   Medical Center)
   Series 1997B
   3.97%, 07/06/06 (a)(b)(c)                               13,950         13,950
                                                                     -----------
                                                                         133,901
ARKANSAS 0.1%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT
FINANCE AUTH
IDRB (C&C Holding Co)
   Series 1998
   4.10%, 07/06/06 (a)(b)                                     700            700
INDEPENDENCE CNTY
IDRB (Townsends)
   Series 1996
   4.02%, 07/05/06 (a)(b)                                   9,000          9,000
UNIVERSITY OF ARKANSAS BOARD
OF TRUSTEES
Various Facilities RB (UAMS
   Campus) Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                             7,300          7,300
                                                                     -----------
                                                                          17,000
CALIFORNIA 3.2%
--------------------------------------------------------------------------------
ACCESS LOANS FOR LEARNING
STUDENT LOAN CORP
Student Loan Program RB
   Series II-A2
   4.02%, 07/06/06 (a)(b)                                  20,000         20,000
Student Loan Program RB
   Series II-A3
   4.03%, 07/06/06 (a)(b)                                  23,700         23,700
Student Loan Program RB Sr
   Series II-A8
   3.78%, 06/01/07 (a)(b)                                  33,300         33,300
CALIFORNIA
Economic Recovery Bonds
   Series 2004C3
   3.90%, 07/03/06 (a)(c)                                  18,000         18,000
Economic Recovery Bonds
   Series 2004C4
   3.93%, 07/03/06 (a)(c)                                  16,300         16,300
Economic Recovery Bonds
   Series 2004C9
   3.91%, 07/03/06 (a)(b)                                   2,000          2,000
Various Purpose GO Bonds
   4.00%, 07/06/06 (a)(b)(c)(d)                               110            110
CALIFORNIA DEPT OF WATER
RESOURCES
Power Supply RB
   Series 2002B1
   3.93%, 07/03/06 (a)(b)                                  42,515         42,515
Power Supply RB
   Series 2002B2
   4.00%, 07/03/06 (a)(b)                                  59,615         59,615
Power Supply RB
   Series 2005F5
   4.00%, 07/03/06 (a)(b)                                  23,000         23,000
Power Supply RB
   Series 2002C17
   3.95%, 07/06/06 (a)(b)                                   1,000          1,000
CALIFORNIA HEALTH FACILITIES
FINANCE AUTH
Hospital RB (Adventist Health
   System/West) Series 1998A
   3.93%, 07/03/06 (a)(b)(c)                                3,000          3,000
Hospital RB (Adventist Health
   Systems/West)
   Series 1998B
   3.93%, 07/03/06 (a)(b)(c)(e)                             2,000          2,000
RB (Kaiser Permanente)
   Series 2006C
   3.95%, 07/05/06 (a)                                     12,000         12,000
CALIFORNIA HFA
Home Mortgage RB
   Series 2002J
   4.04%, 07/03/06 (a)(b)(c)                               38,715         38,715
M/F Housing RB III
   Series 2002E
   4.00%, 07/05/06 (a)(c)                                   2,465          2,465


                                                         See financial notes. 11

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
IRVINE
Assessment District No.03-19
   Limited Obligation
   Improvement Series A
   3.91%, 07/03/06 (a)(b)                                   3,000          3,000
LOS ANGELES
2006 TRAN
   3.73%, 06/29/07                                         73,000         73,523
MENLO PARK COMMUNITY
DEVELOPMENT AGENCY
Tax Allocation Refunding Bonds
   (Las Pulgas Community
   Development) Series 2006
   3.99%, 07/03/06 (a)(b)(c)                               13,400         13,400
PITTSBURG REDEVELOPMENT
AGENCY
Subordinate Tax Allocation
   Bonds (Los Medanos
   Community Development)
   Series 2004A
   3.99%, 07/03/06 (a)(b)(c)                               13,150         13,150
SAN GABRIEL VALLEY COUNCIL
OF GOVERNMENTS
Alameda Corridor-East
   Construction Project
   Grant Anticipation Notes
   3.54%, 10/05/06 (b)                                     15,600         15,600
SAN MATEO CNTY TRANSIT
DISTRICT
Limited Tax Refunding Bonds
   Series 2005B
   3.97%, 07/06/06 (a)(b)(c)(d)                             3,000          3,000
                                                                     -----------
                                                                         419,393
COLORADO 2.5%
--------------------------------------------------------------------------------
ADAMS CNTY
Mortgage RB (Platte Valley
   Medical Center)
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)                               14,250         14,250
ARAPAHOE CNTY
Refunding IDRB (Denver
   Jetcenter) Series 1997
   3.65%, 07/03/06 (a)(b)                                   3,500          3,500
ARVADA
Water Enterprise RB
   Series 2001
   3.55%, 07/03/06 (a)(b)(c)                                3,900          3,900
BROOMFIELD URBAN RENEWAL
AUTH
Tax Increment RB (Broomfield
   Event Center) Series 2005
   3.99%, 07/06/06 (a)(b)                                  13,785         13,785
CENTERRA METROPOLITAN
DISTRICT NO.1
RB Series 2004
   4.00%, 07/06/06 (a)(b)                                  10,000         10,000
COLORADO
General Fund TRAN
   Series 2006A
   3.78%, 06/27/07                                        125,000        125,855
COLORADO HFA
Economic Development RB
   (Pemracs) Series 2000A
   4.11%, 07/06/06 (a)(b)                                   2,825          2,825
COLORADO STUDENT LOAN AUTH
Sr Bonds Series 1990A
   4.05%, 07/05/06 (a)(b)(c)                               14,400         14,400
Sr Lien RB Series 1999A2
   4.01%, 07/05/06 (a)(b)(c)                                3,400          3,400
DENVER CITY AND CNTY
Airport System Refunding RB
   Series 2000B
   4.03%, 07/05/06 (a)(b)(c)                               14,900         14,900
Airport System RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                            37,610         37,610
GO Bonds (Justice System
   Facilities and Zoo)
   Series 2005
   4.01%, 07/06/06 (a)(c)(d)                                9,335          9,335
JEFFERSON CNTY SD
GO Bonds (SD No.R-1)
   Series 2004
   3.45%, 07/06/06 (a)(b)(c)(d)                             4,975          4,975
LOWRY ECONOMIC DEVELOPMENT
AUTH
IDRB Series 2002B
   3.97%, 07/05/06 (a)(b)                                  14,140         14,140
Refunding RB Series 2002A
   3.97%, 07/05/06 (a)(b)                                  10,870         10,870


12 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
PARK CREEK METROPOLITAN
DISTRICT
Jr Subordinate Limited Property
   Tax Supported RB
   Series 2005
   4.01%, 07/06/06 (a)(c)(d)                               13,250         13,250
THOMPSON SD R2-J
GO Bonds Series 2005
   4.01%, 07/06/06 (a)(b)(c)                                4,200          4,200
UNIVERSITY OF COLORADO
HOSPITAL AUTH
RB Series 2006B
   4.02%, 07/06/06 (a)(b)(c)                               16,500         16,500
WESTMINSTER ECONOMIC
DEVELOPMENT AUTH
Tax Increment RB (Westminster
   Plaza) Series 1997A
   4.11%, 07/06/06 (a)(b)                                   6,145          6,145
                                                                     -----------
                                                                         323,840
CONNECTICUT 0.2%
--------------------------------------------------------------------------------
CONNECTICUT
GO Refunding Bonds
   Series 2005B
   3.99%, 07/06/06 (a)(b)(c)(d)                            27,465         27,465
CONNECTICUT HFA
Housing Draw Down Bonds
   Series 2004B
   4.02%, 07/06/06 (a)(b)(c)(d)                               185            185
S/F Mortgage Draw Down RB
   Series 2004B
   4.02%, 07/06/06 (a)(b)(c)(d)                             3,050          3,050
                                                                     -----------
                                                                          30,700
DELAWARE 0.3%
--------------------------------------------------------------------------------
NEW CASTLE CNTY
Airport Facility RB (Flightsafety
   International) Series 2002
   4.01%, 07/06/06 (a)(b)                                  16,600         16,600
M/F Rental Housing RB
   (Fairfield English Village)
   Series 2005
   4.02%, 07/06/06 (a)(b)                                   8,500          8,500
SUSSEX CNTY
IDRB (Perdue-Agrirecycle)
   Series 2000
   4.04%, 07/05/06 (a)(b)                                   5,300          5,300
RB (Baywood) Series 1997A
   4.19%, 07/05/06 (a)(b)                                   2,400          2,400
WILMINGTON
GO Bonds Series 2006B
   4.00%, 07/06/06 (a)(b)(c)                                8,000          8,000
                                                                     -----------
                                                                          40,800
DISTRICT OF COLUMBIA 1.1%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
COP Series 2006
   4.01%, 07/06/06 (a)(b)(c)                               11,390         11,390
RB (American Psychological
   Association) Series 2003
   4.05%, 07/06/06 (a)(b)                                   2,660          2,660
RB (St Coletta Special
   Education Public Charter
   School) Series 2005
   4.00%, 07/06/06 (a)(b)                                   4,150          4,150
DISTRICT OF COLUMBIA WATER
AND SEWER AUTH
Public Utility RB Series 1998
   4.01%, 07/06/06 (a)(b)(c)                                7,205          7,205
METROPOLITAN WASHINGTON
AIRPORTS AUTH
Refunding RB Series 2002C
   4.05%, 07/05/06 (a)(b)(c)                                1,800          1,800
Airport System RB
   Series 2005A
   4.04%, 07/06/06 (a)(b)(c)(d)                            14,995         14,995
Airport System RB
   Series 2006A
   4.04%, 07/06/06 (a)(b)(c)(d)                            12,000         12,000
RB Series 2001A
   4.05%, 07/06/06 (a)(b)(c)(d)                             5,870          5,870
Refunding RB Series 2004D
   4.05%, 07/06/06 (a)(b)(c)(d)                             2,750          2,750
Flexible Term PFC Revenue
   Notes Series D
   3.60%, 07/14/06 (b)                                     30,000         30,000


                                                         See financial notes. 13

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Flexible Term PFC Revenue
   Notes Series B
   3.60%, 07/26/06 (b)                                     22,500         22,500
Flexible Term PFC Revenue
   Notes Series C
   3.58%, 08/10/06 (b)                                     23,000         23,000
                                                                     -----------
                                                                         138,320
FLORIDA 8.1%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES
AUTH
RB (Shands Hospital-University
   of Florida) Series 1992R
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,715         10,715
BREVARD CNTY HEALTH FACILITIES
AUTH
RB (Wuesthoff Health Systems)
   Series 2004
   3.99%, 07/05/06 (a)(b)                                  14,200         14,200
BREVARD CNTY HFA
M/F Housing Refunding RB
   (Shore View Apts)
   Series 1995
   4.05%, 07/06/06 (a)(b)                                   1,900          1,900
BROWARD CNTY EDUCATIONAL
FACILITIES AUTH
RB (Nova Southeastern
   University) Series 2000A
   3.99%, 07/05/06 (a)(b)                                  10,115         10,115
BROWARD CNTY HFA
M/F Housing RB (Landings of
   Inverrary Apts) Series 1985
   3.98%, 07/05/06 (a)(b)                                   7,500          7,500
M/F Housing RB (Sanctuary
   Apts) Series 1985
   3.98%, 07/05/06 (a)(b)                                   9,000          9,000
M/F Housing RB (Sawgrass
   Pines Apts) Series 1993A
   4.03%, 07/06/06 (a)(b)                                   7,000          7,000
M/F Housing RB (Southern
   Pointe) Series 1997
   3.97%, 07/06/06 (a)(b)                                   7,750          7,750
M/F Housing Refunding RB
   (Island Club Apts)
   Series 2001A
   3.97%, 07/06/06 (a)(b)                                   3,000          3,000
BROWARD CNTY SD
School Board COP
   Series 2005B
   4.00%, 07/06/06 (a)(b)(c)                                4,460          4,460
CHARLOTTE CNTY
Refunding RB Series 2003B
   4.00%, 07/06/06 (a)(b)(c)                                5,600          5,600
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock
   Circle Apts) Series 2000
   4.06%, 07/05/06 (a)(b)                                   3,200          3,200
CLAY CNTY UTILITY AUTH
RB Series 2003A
   4.00%, 07/06/06 (a)(b)                                   9,565          9,565
COLLIER CNTY IDA
Educational Facilities RB
   (Community School of
   Naples) Series 2002
   4.00%, 07/06/06 (a)(b)                                   4,500          4,500
DADE CNTY IDA
IDRB (Michael-Ann Russell
   Jewish Community Center)
   Series 1997
   3.99%, 07/05/06 (a)(b)                                   3,785          3,785
IDRB (South Florida Stadium
   Corp) Series 1985C
   3.94%, 07/05/06 (a)(b)                                   1,050          1,050
DAVIE
RB (United Jewish Community
   of Broward Cnty)
   Series 2003
   4.00%, 07/06/06 (a)(b)                                  10,535         10,535
ESCAMBIA HFA
S/F Mortgage RB
   Series 2001A
   4.09%, 07/06/06 (a)(b)(c)(d)                                90             90
EUSTIS
RB Installment 1997A
   3.99%, 07/05/06 (a)(b)                                   3,260          3,260
FLORIDA
RB (Dept of Environmental
   Protection-Florida Forever)
   Series 2003A
   4.01%, 07/06/06 (a)(b)(c)                                6,740          6,740
FLORIDA BOARD OF EDUCATION
Lottery RB Series 2002C
   4.01%, 07/06/06 (a)(b)(c)(d)                            33,625         33,625


14 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Lottery RB Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                            13,215         13,215
   3.45%, 08/03/06 (a)(b)(c)(d)                             1,185          1,185
FLORIDA DEPT OF ENVIRONMENTAL
PROTECTION
Forever RB Series 2005B
   4.01%, 07/06/06 (a)(b)(c)                               20,320         20,320
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
   4.01%, 07/06/06 (a)(b)(c)(d)                             4,000          4,000
FLORIDA DEVELOPMENT FINANCE
CORP
IDRB (Sunshine State Christian
   Homes, Inc) Series 1999A3
   4.04%, 07/05/06 (a)(b)                                   1,120          1,120
IDRB Enterprise Bond Program
   (Pioneer-Ram)
   Series 1998A3
   4.09%, 07/05/06 (a)(b)                                     780            780
FLORIDA HFA
Housing RB (Ashley Lake
   Park II) Series 1989J
   4.01%, 07/05/06 (a)(b)                                  16,000         16,000
Housing RB (Caribbean Key
   Apts) Series 1996F
   4.01%, 07/05/06 (a)(b)                                     300            300
M/F Mortgage RB (Clarcona
   Groves Apts) Series 2005A
   4.03%, 07/05/06 (a)(b)                                   4,250          4,250
M/F Mortgage RB (Pinnacle
   Pointe Apts) Series 2003N
   4.03%, 07/05/06 (a)(b)                                   7,335          7,335
M/F Mortgage RB (Wexford
   Apts) Series 2003P
   4.03%, 07/05/06 (a)(b)                                   8,035          8,035
M/F Mortgage Refunding RB
   (Monterey Lake Apts)
   Series 2005C
   3.97%, 07/05/06 (a)(b)                                   7,325          7,325
M/F Mortgage Refunding RB
   (Tuscany Pointe Apts)
   Series 2005D
   3.98%, 07/06/06 (a)(b)                                  12,090         12,090
M/F Mortgage Refunding RB
   (Victoria Park Apts)
   Series 2002J1
   3.97%, 07/06/06 (a)(b)                                   5,370          5,370
FLORIDA HIGHER EDUCATIONAL
FACILITIES FINANCING AUTH
Educational Facilities RB
   (Flagler College Inc)
   Series 2005
   3.99%, 07/05/06 (a)(b)                                   9,400          9,400
RB (Southeastern University,
   Inc) Series 2005
   3.98%, 07/06/06 (a)(b)                                  13,000         13,000
FLORIDA LOCAL GOVERNMENT
FINANCE COMMISSION
Pooled TECP Series 1994A
   3.59%, 07/11/06 (b)                                     20,455         20,455
   3.57%, 08/04/06 (b)                                     21,735         21,735
   3.57%, 08/07/06 (b)                                     20,000         20,000
   3.58%, 08/14/06 (b)                                     49,189         49,189
GAINESVILLE
IDRB (Lifesouth Community
   Blood Centers) Series 1999
   3.99%, 07/05/06 (a)(b)                                   5,220          5,220
RB Series 2005A
   4.00%, 07/06/06 (a)(b)(c)                                5,000          5,000
GREATER ORLANDO AVIATION AUTH
Airport Facilities RB
   Series 2002E
   4.05%, 07/05/06 (a)(b)(c)                               88,415         88,415
GULF BREEZE
Local Government Loan
   Program RB Series 1985C
   3.98%, 07/06/06 (a)(b)(c)                                2,710          2,710
Local Government Loan
   Program RB Series 1985E
   3.98%, 07/06/06 (a)(b)(c)                                5,465          5,465
HALIFAX HOSPITAL MEDICAL CENTER
RB (Florida Health Care Plan)
   Series 1998
   3.98%, 07/05/06 (a)(b)                                   5,200          5,200


                                                         See financial notes. 15

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
HIGHLANDS CNTY HEALTH
FACILITIES AUTH
Hospital RB Series 2003D
   & 2006C
   4.02%, 07/06/06 (a)(b)(c)                                3,450          3,450
HILLSBOROUGH CNTY AVIATION
AUTH
Airport Facilities Subordinated
   TECP Series B
   3.62%, 07/11/06 (b)                                     15,300         15,300
   3.68%, 08/03/06 (b)                                     37,200         37,200
HILLSBOROUGH CNTY EDUCATIONAL
FACILITIES AUTH
RB (University of Tampa)
   Series 2000
   4.05%, 07/06/06 (a)(b)                                   5,300          5,300
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore
   Crossing Apts) Series 2005
   4.02%, 07/05/06 (a)(b)                                   1,000          1,000
HILLSBOROUGH CNTY IDA
Educational Facilities RB
   (Berkeley Preparatory
   School, Inc) Series 1999
   3.99%, 07/05/06 (a)(b)                                   4,415          4,415
IDRB (University Community
   Hospital) Series 1994
   4.01%, 07/06/06 (a)(b)(c)(d)                            11,470         11,470
RB (Independent Day School)
   Series 2000
   4.05%, 07/06/06 (a)(b)                                     700            700
RB (Tampa Metropolitan Area
   YMCA) Series 2000
   4.05%, 07/06/06 (a)(b)                                   7,600          7,600
JACKSONVILLE AVIATION AUTH
Refunding RB Series 2005
   4.03%, 07/05/06 (a)(b)(c)                                4,000          4,000
JACKSONVILLE ECONOMIC
DEVELOPMENT COMMISSION
Educational Facilities RB
   (Episcopal High School)
   Series 2002
   4.00%, 07/05/06 (a)(b)                                   5,400          5,400
RB (Bolles School)
   Series 1999A
   3.98%, 07/06/06 (a)(b)                                   1,500          1,500
Refunding RB (YMCA of Florida
   First Coast) Series 2003
   4.00%, 07/06/06 (a)(b)                                   4,700          4,700
Special Facility Airport RB
   (Holland Sheltair Aviation
   Group) Series 2004A1
   4.05%, 07/06/06 (a)(b)                                   3,970          3,970
JACKSONVILLE HEALTH FACILITIES
AUTH
Hospital RB Series 2003A
   4.02%, 07/03/06 (a)(b)                                   6,000          6,000
RB (River Garden/The Coves)
   Series 1994
   4.03%, 07/06/06 (a)(b)                                   3,110          3,110
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake Shore
   Hospital) Series 1991
   3.99%, 07/06/06 (a)(b)                                   2,900          2,900
MANATEE CNTY HFA
M/F Housing RB (Sabal Palm
   Harbor Apts) Series 2000A
   4.06%, 07/05/06 (a)(b)                                   4,200          4,200
M/F Housing RB (La Mirada
   Gardens) Series 2002A
   4.06%, 07/06/06 (a)(b)                                   4,000          4,000
MIAMI HEALTH FACILITIES AUTH
   Refunding RB (Miami Jewish
   Home and Hospital for the
   Aged, Inc) Series 2005
   3.99%, 07/05/06 (a)(b)                                   7,600          7,600
MIAMI-DADE CNTY
Aviation RB (Miami International
   Airport) Series 2002
   4.04%, 07/06/06 (a)(b)(c)(d)                             5,370          5,370
Solid Waste System RB
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                            10,905         10,905
MIAMI-DADE CNTY IDA
RB (Belen Jesuit Preparatory
   School) Series 1999
   3.99%, 07/05/06 (a)(b)                                   6,355          6,355
RB (Gulliver Schools)
   Series 2000
   4.05%, 07/06/06 (a)(b)                                   3,800          3,800


16 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
NEW COLLEGE OF FLORIDA
DEVELOPMENT CORP
Master Lease Program COP
   Series 2006
   3.99%, 07/05/06 (a)(b)                                  19,000         19,000
OKEECHOBEE CNTY
Exempt Facility RB
   (Okeechobee Landfill)
   Series 1999
   4.03%, 07/06/06 (a)(b)                                  15,000         15,000
ORANGE CNTY HFA
M/F Guaranteed Mortgage
   Refunding RB (Sundown
   Associates II) Series 1989A
   4.01%, 07/05/06 (a)(b)                                   4,600          4,600
M/F Housing RB (Alta
   Westgate Apts)
   Series 2005C
   4.02%, 07/05/06 (a)(b)                                   6,920          6,920
M/F Housing RB (Palm Key
   Apts) Series 1997C
   3.98%, 07/05/06 (a)(b)                                   5,000          5,000
M/F Housing Refunding RB
   (Post Fountains At Lee Vista)
   Series 1997E
   3.97%, 07/05/06 (a)(b)                                   7,235          7,235
ORANGE CNTY IDA
Educational Facilities RB (UCF
   Hospitality School Student
   Housing Foundation)
   Series 2004
   3.99%, 07/05/06 (a)(b)                                   9,000          9,000
IDRB (Goodwill Industries of
   Central Florida) Series 1999
   3.99%, 07/05/06 (a)(b)                                   6,000          6,000
IDRB (Central Florida YMCA)
   Series 2002A
   4.05%, 07/06/06 (a)(b)                                   3,900          3,900
RB (Central Florida YMCA)
   Series 2005
   4.00%, 07/06/06 (a)(b)                                   5,000          5,000
ORANGE CNTY SCHOOL BOARD
COP Series 2006A
   4.00%, 07/06/06 (a)(b)(c)                                2,282          2,282
COP Series 2006B
   4.01%, 07/06/06 (a)(b)(c)                                3,000          3,000
ORLANDO AND ORANGE CNTY
EXPRESSWAY AUTH
RB Series 2005D
   3.96%, 07/06/06 (a)(b)(c)                               14,000         14,000
ORLANDO UTILITIES COMMISSION
Water and Electric RB
   Series 2002B
   3.97%, 07/05/06 (a)(c)                                   5,100          5,100
PALM BEACH CNTY
Airport RB (Galaxy Aviation)
   Series 2000A
   4.04%, 07/05/06 (a)(b)                                   7,595          7,595
IDBR (South Florida Blood
   Banks) Series 2002
   3.99%, 07/05/06 (a)(b)                                   8,075          8,075
IDRB (Palm Beach Day School)
   Series 1999
   3.99%, 07/05/06 (a)(b)                                   7,000          7,000
RB (Norton Gallery and School
   of Art) Series 1995
   4.00%, 07/05/06 (a)(b)                                   2,500          2,500
Criminal Justice Facilities RB
   Series 1997
   4.01%, 07/06/06 (a)(b)(c)(d)                             3,000          3,000
PALM BEACH CNTY EDUCATIONAL
FACILITIES AUTH
RB (Lynn University) Series 2001
   4.00%, 07/06/06 (a)(b)                                   9,835          9,835
PALM BEACH CNTY HEALTH
FACILITIES AUTH
Refunding Program RB (Pooled
   Hospital Loan) Series 1985
   3.59%, 07/11/06 (b)                                     14,000         14,000
   3.57%, 07/13/06 (b)                                     17,600         17,600
PALM BEACH CNTY HFA
M/F Housing Refunding RB
   (Emerald Bay Club Apts)
   Series 2004
   4.00%, 07/06/06 (a)(b)                                   7,000          7,000
PALM BEACH CNTY SD
Sales Tax Revenue CP
   3.65%, 08/07/06 (b)                                     56,000         56,000


                                                         See financial notes. 17

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
PINELLAS CNTY EDUCATIONAL
FACILITIES AUTH
RB (Shorecrest Preparatory
   School) Series 2001
   3.98%, 07/05/06 (a)(b)                                     905            905
Refunding RB (Canterbury
   School of Florida)
   Series 2004
   3.98%, 07/05/06 (a)(b)                                   4,510          4,510
PINELLAS CNTY HEALTH FACILITIES
AUTH
Hospital Facilities Refunding &
   RB (Bayfront Hospital)
   Series 2004
   4.02%, 07/03/06 (a)(b)                                  19,300         19,300
PINELLAS CNTY HFA
M/F Housing RB (Greenwood
   Apts) Series 2002A
   4.05%, 07/06/06 (a)(b)                                   6,460          6,460
PINELLAS CNTY INDUSTRY
COUNCIL
RB (Operation Par)
   Series 1999
   4.03%, 07/06/06 (a)(b)                                   4,245          4,245
SANTA ROSA CNTY
Health Facilities RB (Baptist
   Hospital) Series 2003
   4.00%, 07/06/06 (a)(b)                                   7,185          7,185
SARASOTA CNTY
RB (Sarasota Family YMCA)
   Series 1999
   3.98%, 07/06/06 (a)(b)                                     440            440
SUMTER LANDING COMMUNITY
DEVELOPMENT DISTRICT
Recreational RB Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             2,000          2,000
SUNSHINE STATE GOVERNMENTAL
FINANCING COMMISSION
CP Revenue Notes (Miami-Dade
   Cnty) Series G
   3.42%, 08/08/06 (b)(c)                                  12,050         12,050
TECP Series 1998A
   3.64%, 07/03/06 (b)(c)                                  29,292         29,292
   3.35%, 08/18/06 (b)(c)                                   8,000          8,000
TALLAHASSEE-LEON CNTY CIVIC
CENTER AUTH
Capital Improvement RB
   Series 1998A
   3.99%, 07/05/06 (a)(b)                                   9,060          9,060
TAMPA
Health Care Facilities RB
   (Lifelink Foundation)
   Series 1997
   3.99%, 07/05/06 (a)(b)                                   4,700          4,700
RB (CHF-Tampa LLC Project
   for the University of Tampa)
   Series 2005A
   3.97%, 07/06/06 (a)(b)                                   9,000          9,000
TAMPA BAY WATER AUTH
Utility System RB Series 2002
   4.05%, 07/06/06 (a)(b)                                   6,700          6,700
UNIVERSITY OF SOUTH FLORIDA
RESEARCH FOUNDATION
RB (Interdisciplinary Research
   Building) Series 2004A
   4.00%, 07/05/06 (a)(b)                                  12,855         12,855
VOLUSIA CNTY EDUCATIONAL
FACILITIES AUTH
RB (Bethune-Cookman
   College) Series 2001
   3.99%, 07/05/06 (a)(b)                                  10,475         10,475
                                                                     -----------
                                                                       1,050,768
GEORGIA 4.4%
--------------------------------------------------------------------------------
ATLANTA
Airport General Refunding RB
   Series 2000A
   4.01%, 07/06/06 (a)(b)(c)(d)                            11,195         11,195
Airport General Refunding RB
   Series 2000C
   4.05%, 07/06/06 (a)(b)(c)(d)                             3,385          3,385
Airport General Refunding RB
   Series 2003RF-D
   4.05%, 07/06/06 (a)(b)(c)(d)                             3,385          3,385
Airport Passenger Facility
   Charge and Subordinate Lien
   General RB Series 2004C
   4.01%, 07/06/06 (a)(b)(c)                                5,185          5,185


18 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Subordinate Lien Tax Allocation
   Bonds (Atlantic Station)
   Series 2006
   4.07%, 07/06/06 (a)(b)                                   8,000          8,000
Water and Wastewater RB
   Series 2004
   4.01%, 07/05/06 (a)(b)(c)(d)                             4,500          4,500
   4.01%, 07/06/06 (a)(b)(c)                                4,200          4,200
ATLANTA URBAN RESIDENTIAL
FINANCE AUTH
M/F Housing RB (Delmonte/
   Brownlee Court)
   Series 2001A
   4.04%, 07/05/06 (a)(b)                                   4,595          4,595
M/F Housing RB (Peaks at
   West Atlanta Apts)
   Series 2001
   4.04%, 07/05/06 (a)(b)                                   4,800          4,800
M/F Sr Housing RB (Big
   Bethel Village) Series 2001
   4.04%, 07/05/06 (a)(b)                                   4,400          4,400
M/F Housing RB (Capitol
   Gateway Apts Phase I)
   Series 2005
   4.05%, 07/06/06 (a)(b)                                   4,125          4,125
M/F Housing RB (Lindbergh
   City Center Apts)
   Series 2004
   4.04%, 07/06/06 (a)(b)                                   5,000          5,000
M/F Housing RB (M St Apts)
   Series 2003
   4.03%, 07/06/06 (a)(b)                                   7,000          7,000
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope)
   Series 2001
   4.04%, 07/05/06 (a)(b)                                   3,620          3,620
CHEROKEE CNTY
IDRB (Universal Alloy Corp)
   Series 1996
   4.03%, 07/06/06 (a)(b)                                   1,500          1,500
CLAYTON CNTY DEVELOPMENT
AUTH
IDRB (Wilson Holdings)
   Series 1998
   4.09%, 07/05/06 (a)(b)                                     300            300
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park
   Club Apts) Series 1997
   4.02%, 07/05/06 (a)(b)                                  11,795         11,795
COBB CNTY
GO TAN Series 2006
   3.58%, 12/29/06                                         37,580         37,747
COBB CNTY HOUSING AUTH
M/F Housing RB (Walton
   Green Apts) Series 1995
   4.03%, 07/06/06 (a)(b)                                  13,500         13,500
M/F Housing RB (Woodchase
   Village Apts) Series 2003
   4.05%, 07/06/06 (a)(b)                                   4,000          4,000
M/F Housing Refunding RB
   (Walton Park Apts)
   Series 2000
   4.03%, 07/06/06 (a)(b)                                  21,100         21,100
COLUMBUS DEVELOPMENT
AUTH
RB (Foundation Properties)
   Series 2002
   4.03%, 07/06/06 (a)(b)                                  11,130         11,130
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles
   Trace Apts) Series 2002
   4.04%, 07/05/06 (a)(b)                                   6,100          6,100
DALTON DEVELOPMENT AUTH
Revenue Certificates (Hamilton
   Health Care System)
   Series 2003B
   4.00%, 07/06/06 (a)(b)                                   5,245          5,245
DEKALB CNTY
Water and Sewerage RB
   Series 2006A
   4.00%, 07/06/06 (a)(b)(c)                               10,000         10,000
DEKALB CNTY DEVELOPMENT
AUTH
RB (Arbor Montessori School)
   Series 1998
   3.99%, 07/05/06 (a)(b)                                   1,100          1,100


                                                         See financial notes. 19

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
DEKALB CNTY HOUSING
AUTH
M/F Housing RB (Eagles Trace
   Apts) Series 1996
   4.01%, 07/05/06 (a)(b)                                   8,550          8,550
M/F Housing RB (Mountain
   Crest Apts) Series 2002
   4.04%, 07/05/06 (a)(b)                                   7,725          7,725
M/F Housing RB (Villas of
   Friendly Heights Apts)
   Series 2001
   4.04%, 07/05/06 (a)(b)                                   3,415          3,415
M/F Housing RB (Wesley Club
   Apts) Series 2002
   4.04%, 07/05/06 (a)(b)                                   5,810          5,810
M/F Housing RB (Brittany
   Apts) Series 2001
   4.02%, 07/06/06 (a)(b)                                   7,200          7,200
DEKALB CNTY PUBLIC SAFETY
AND JUDICIAL FACILITIES AUTH
RB Series 2004A
   4.01%, 07/06/06 (a)(c)(d)                               11,690         11,690
EFFINGHAM CNTY IDA
RB (TEMCOR) Series 2001
   4.04%, 07/05/06 (a)(b)                                   3,005          3,005
FULTON CNTY
Water and Sewerage RB
   Series 2004
   4.00%, 07/06/06 (a)(b)(c)                                3,495          3,495
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,000         10,000
FULTON CNTY DEVELOPMENT AUTH
RB (Atlanta International School)
   Series 1997
   3.99%, 07/05/06 (a)(b)                                   2,400          2,400
RB (Children's Healthcare of
   Atlanta) Series 2005A
   4.01%, 07/06/06 (a)(c)                                  46,395         46,395
RB (Trinity School) Series 2001
   3.99%, 07/05/06 (a)(b)                                   7,000          7,000
FULTON-DEKALB HOSPITAL AUTH
Refunding Revenue Certificates
   Series 2003
   4.00%, 07/06/06 (a)(b)(c)(d)                             9,995          9,995
GEORGIA
GO Bonds Series 2002B
   4.01%, 07/06/06 (a)(c)(d)                                1,100          1,100
GWINNETT CNTY SD
TAN Series 2006
   3.59%, 12/29/06                                         50,000         50,219
HAPEVILLE DEVELOPMENT AUTH
IDRB (Hapeville Hotel)
   Series 1985
   3.93%, 07/03/06 (a)(b)                                   6,600          6,600
HOUSTON CNTY DEVELOPMENT
AUTH
IDRB (Douglas Asphalt Co)
   Series 2000
   4.04%, 07/05/06 (a)(b)                                     950            950
JEFFERSON CNTY DEVELOPMENT
AUTH
IDRB (Grove River Mills)
   Series 1997
   4.08%, 07/06/06 (a)(b)                                   1,200          1,200
LAURENS CNTY DEVELOPMENT
AUTH
Solid Waste Disposal RB
   (Southeast Paper
   Manufacturing Co)
   Series 1993
   4.04%, 07/06/06 (a)(b)                                  25,000         25,000
Solid Waste Disposal RB
   (Southeast Paper
   Manufacturing Co)
   Series 1997
   4.04%, 07/06/06 (a)(b)                                  26,000         26,000
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham
   Club Apts) Series 2002
   4.05%, 07/06/06 (a)(b)(d)                                7,700          7,700
LOWNDES CNTY DEVELOPMENT
AUTH
M/F Housing RB (FMPH
   Valdosta) Series 1999
   4.04%, 07/05/06 (a)(b)                                   4,625          4,625
MACON-BIBB CNTY HOSPITAL
AUTH
Revenue Anticipation
   Certificates (Medical Center
   of Central Georgia)
   Series 1998
   3.99%, 07/05/06 (a)(b)                                   4,000          4,000


20 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
MARIETTA HOUSING AUTH
M/F Housing RB (Walton
   Village Apts) Series 2005
   4.03%, 07/06/06 (a)(b)                                  14,300         14,300
METROPOLITAN ATLANTA RAPID
TRANSIT AUTH
Sales Tax Revenue CP BAN
   (Third Indenture)
   Series 2004A
   3.63%, 07/13/06 (b)                                     26,500         26,500
   3.60%, 08/07/06 (b)                                     12,500         12,500
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp)
   Series 2000
   4.04%, 07/05/06 (a)(b)                                   2,300          2,300
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne
   Lake Apts) Series 2005
   4.05%, 07/06/06 (a)(b)                                  19,500         19,500
SAVANNAH ECONOMIC
DEVELOPMENT AUTH
Exempt Facility RB (Home
   Depot) Series 1995B
   4.02%, 07/05/06 (a)(b)                                   5,000          5,000
Exempt Facility RB (Georgia
   Kaolin Terminal) Series 1997
   4.05%, 07/06/06 (a)(b)                                  11,000         11,000
First Mortgage RB (Marshes of
   Skidaway Island)
   Series 2003C
   4.02%, 07/06/06 (a)(b)                                   2,675          2,675
SAVANNAH HOUSING AUTH
M/F Housing RB (Indigo
   Pointe Apts) Series 2001A1
   4.04%, 07/05/06 (a)(b)                                   3,500          3,500
M/F Housing RB (Live Oak
   Plantation Apts)
   Series 2001A1
   4.04%, 07/05/06 (a)(b)                                   2,500          2,500
SUMMERVILLE DEVELOPMENT
AUTH
Exempt Facility RB (Image
   Industries) Series 1997
   4.07%, 07/06/06 (a)(b)                                  11,000         11,000
THOMASVILLE HOSPITAL AUTH
Revenue Anticipation
   Certificates (John D.
   Archbold Memorial Hospital)
   Series 2003
   3.99%, 07/05/06 (a)(b)                                   5,800          5,800
WALTON CNTY DEVELOPMENT
AUTH
RB (Tucker Door and Trim
   Corp) Series 2000
   4.14%, 07/05/06 (a)(b)                                   2,500          2,500
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co)
   Series 1999
   4.03%, 07/06/06 (a)(b)                                   4,000          4,000
WINDER-BARROW INDUSTRIAL
BUILDING AUTH
IDRB (Progress Container
   Corp) Series 2000
   4.04%, 07/05/06 (a)(b)                                   2,200          2,200
WORTH CNTY
Refunding IDRB (Seabrook
   Peanut Co) Series 1996B
   4.04%, 07/05/06 (a)(b)                                   1,300          1,300
                                                                     -----------
                                                                         577,556
HAWAII 0.5%
--------------------------------------------------------------------------------
HAWAII
GO Bonds Series 2002CZ
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,900          5,900
Special Purpose Refunding RB
   (Hawaiian Electric Co)
   Series 2000
   4.04%, 07/06/06 (a)(b)(c)(d)                             9,095          9,095
HAWAII HOUSING FINANCE AND
DEVELOPMENT CORP
S/F Mortgage Purchase RB
   4.12%, 07/06/06 (a)(c)(d)                                1,670          1,670
HONOLULU CITY AND CNTY
GO Bonds Series 2003A
   4.01%, 07/06/06 (a)(b)(c)(d)                            14,995         14,995
GO CP Series H
   3.37%, 08/08/06 (b)                                     38,000         38,000
                                                                     -----------
                                                                          69,660


                                                         See financial notes. 21

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
IDAHO 0.4%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2006
   3.70%, 06/29/07                                         28,000         28,213
IDAHO HOUSING AND FINANCE
ASSOC
S/F Mortgage Bonds
   Series 2005F
   4.03%, 07/05/06 (a)(c)                                  17,900         17,900
IDAHO STATE UNIVERSITY
FOUNDATION
RB (LE and Thelma E.
   Stephens Performing Arts
   Center) Series 2001
   3.97%, 07/06/06 (a)(b)                                   3,660          3,660
                                                                     -----------
                                                                          49,773
ILLINOIS 7.1%
--------------------------------------------------------------------------------
CAROL STREAM
M/F Housing Refunding RB
   (St Charles Square)
   Series 1997
   4.09%, 07/05/06 (a)(b)                                   4,415          4,415
CHICAGO
General Airport Third Lien RB
   (Chicago O'Hare International
   Airport) Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                               22,192         22,192
   4.01%, 07/06/06 (a)(b)(c)(d)                            10,900         10,900
General Airport Third Lien RB
   (O'Hare International Airport)
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                               20,580         20,580
General Airport Third Lien
   Refunding RB (Chicago
   O'Hare International Airport)
   Series 2005B
   3.79%, 07/06/06 (a)(b)(c)(d)                             6,325          6,325
   4.01%, 07/06/06 (a)(b)(c)                               11,450         11,450
GO Bonds (Project and
   Refunding) Series 2006A
   4.01%, 07/06/06 (a)(b)(c)                                6,595          6,595
GO Bonds Series 2003C
   4.01%, 07/06/06 (a)(b)(c)(d)                             2,694          2,694
GO Project and Refunding
   Bonds Series 2005B
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,850          6,850
GO Project and Refunding Bonds
   Series 2006A
   4.01%, 07/06/06 (a)(b)(c)                               39,270         39,270
M/F Housing RB (Central
   Station Senior Housing)
   Series 2004
   4.03%, 07/06/06 (a)(b)                                   9,500          9,500
Midway Airport RB Series 1998C
   4.02%, 07/06/06 (a)(b)(c)(d)                            24,480         24,480
Sales Tax Refunding RB
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             9,705          9,705
Second Lien Wastewater
   Transmission Refunding RB
   Series 2001
   4.00%, 07/06/06 (a)(b)(c)(d)                            20,535         20,535
Sr Lien Water RB Series 2000
   4.02%, 07/06/06 (a)(c)(d)                               12,975         12,975
Water System CP Series 2004A
   3.63%, 07/26/06 (b)                                     15,000         15,000
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds
   Series 1997
   4.01%, 07/06/06 (a)(b)(c)(d)                             7,120          7,120
CHICAGO HOUSING AUTH
Capital Program Refunding RB
   Series 2006
   4.01%, 07/06/06 (a)(b)(c)(d)                            35,000         35,000
   3.67%, 07/01/07 (b)                                     22,180         22,467
CHICAGO O'HARE INTERNATIONAL
AIRPORT
General Airport Third Lien
   Refunding RB Series 2003A2
   4.05%, 07/06/06 (a)(b)(c)(d)                             5,295          5,295
General Airport Third Lien
   Refunding RB Series 2003B2
   4.04%, 07/06/06 (a)(b)(c)(d)                            10,800         10,800
Second Lien Passenger Facility
   Charge RB Series 2001A
   4.06%, 07/05/06 (a)(b)(c)(d)                            11,070         11,070
Second Lien Passenger Facility
   Charge RB Series 2001A
   4.05%, 07/06/06 (a)(b)(c)(d)                             6,315          6,315


22 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Special Facilities RB (O'Hare
   Tech Center II) Series 2002
   4.05%, 07/06/06 (a)(b)                                  15,500         15,500
COOK CNTY
RB (Catholic Theological Union)
   Series 2005
   3.99%, 07/05/06 (a)(b)                                   4,000          4,000
GO Capital Improvement Bonds
   Series 2004B
   4.00%, 07/06/06 (a)(b)(c)(d)                             6,900          6,900
EAST DUNDEE, KANE AND COOK
CNTIES
IDRB (Otto Engineering)
   Series 1998
   4.08%, 07/06/06 (a)(b)                                   1,595          1,595
HAMPSHIRE
IDRB (Poli-Film America)
   Series 1998A
   4.07%, 07/06/06 (a)(b)                                   2,300          2,300
ILLINOIS
GO Bonds Series 2003B
   4.01%, 07/05/06 (a)(c)                                  10,000         10,000
Civic Center Bonds Series 1991
   4.07%, 07/06/06 (a)(b)(c)(d)                             2,940          2,940
GO Bonds (Illinois First)
   Series 2000
   4.02%, 07/06/06 (a)(b)(c)(d)                            33,575         33,575
GO Bonds (Illinois First)
   Series 2002
   4.02%, 07/06/06 (a)(b)(c)(d)                            26,500         26,500
GO Bonds Series 2004A
   4.01%, 07/06/06 (a)(c)(d)                                6,675          6,675
GO Bonds Series 2006
   4.01%, 07/06/06 (a)(c)(d)                                1,745          1,745
   4.01%, 07/06/06 (a)(c)                                   2,400          2,400
GO Refunding Bonds
   Series 2006
   3.73%, 01/01/07                                         18,330         18,403
ILLINOIS DEVELOPMENT FINANCE
AUTH
IDRB (Arc-Tronics) Series 1999
   4.02%, 07/05/06 (a)(b)                                   1,585          1,585
IDRB (Camcraft Inc)
   Series 1993
   4.19%, 07/05/06 (a)(b)                                   1,600          1,600
Qualified Residential Rental
   Bonds (River Oaks)
   Series 1989
   4.03%, 07/05/06 (a)(b)                                  32,000         32,000
RB (Francis W. Parker School)
   Series 1999
   3.95%, 07/05/06 (a)(b)                                   2,355          2,355
RB (Aurora Central Catholic
   High School) Series 1994
   4.24%, 07/05/06 (a)(b)                                   1,000          1,000
RB (Carmel High School)
   Series 2003
   3.99%, 07/05/06 (a)(b)                                   6,200          6,200
RB (Catholic Charities Housing
   Development Corp)
   Series 1993A
   4.14%, 07/05/06 (a)(b)                                   9,160          9,160
RB (Catholic Charities Housing
   Development Corp)
   Series 1993B
   4.14%, 07/05/06 (a)(b)                                     910            910
RB (Chicago Academy of
   Sciences) Series 1997
   3.99%, 07/05/06 (a)(b)                                   2,315          2,315
RB (Chicago Academy of
   Sciences) Series 1998
   3.99%, 07/05/06 (a)(b)                                   5,700          5,700
RB (Lake Forest Academy)
   Series 1994
   3.99%, 07/05/06 (a)(b)                                   4,000          4,000
RB (Lake Forest Country Day
   School) Series 2005
   3.99%, 07/05/06 (a)(b)                                   7,250          7,250
RB (Presbyterian Homes Two
   Arbor Lane) Series 2001
   3.99%, 07/05/06 (a)(b)                                   9,000          9,000
RB (Richard H. Driehaus
   Museum) Series 2005
   3.99%, 07/05/06 (a)(b)                                   3,800          3,800


                                                       See financial notes. 23

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT      VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
RB (Slovak American Charitable
   Assoc) Series 2000
   3.99%, 07/05/06 (a)(b)                                   7,540          7,540
RB (St Ignatius College Prep)
   Series 2002
   3.99%, 07/05/06 (a)(b)(d)                                2,800          2,800
RB (Wheaton Academy)
   Series 1998
   3.99%, 07/05/06 (a)(b)                                   9,000          9,000
Economic Development RB
   (Korex Corp) Series 1990
   4.08%, 07/06/06 (a)(b)                                   4,000          4,000
Gas Supply Refunding RB
   (People's Gas) Series 2003E
   4.05%, 07/06/06 (a)(b)(c)(d)                            14,995         14,995
IDRB (Radiological Society of
   North America) Series 1997
   4.05%, 07/06/06 (a)(b)                                   2,930          2,930
RB (Perspectives Charter School)
   Series 2003
   3.99%, 07/06/06 (a)(b)                                   5,400          5,400
Water Facilities Refunding RB
   (Illinois-American Water Co)
   Series 2002
   4.08%, 07/06/06 (a)(b)(c)                                5,000          5,000
RB (American College of
   Surgeons) Series 1996
   3.98%, 07/07/06 (a)(b)                                  13,100         13,100
ILLINOIS EDUCATION FACILITY AUTH
RB (Shedd Aquarium)
   Series 1997
   4.01%, 07/05/06 (a)(b)(c)(d)                             2,000          2,000
RB (Northwestern University)
   Series 2003
   4.01%, 07/06/06 (a)(c)(d)                                7,010          7,010
ILLINOIS HEALTH FACILITIES AUTH
RB (Bensenville Home Society)
   Series 1989A
   3.99%, 07/05/06 (a)(b)                                   1,300          1,300
RB (Ingalls Health System)
   Series 1994
   4.00%, 07/06/06 (a)(b)(c)(d)                            29,180         29,180
RB (Villa St Benedict)
   Series 2003B
   4.05%, 07/06/06 (a)(b)                                   1,630          1,630
ILLINOIS HOUSING DEVELOPMENT
AUTH
M/F Mortgage Refunding RB
   (Hyde Park Tower Apts)
   Series 2000A
   4.02%, 07/05/06 (a)(b)                                   4,500          4,500
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                            17,610         17,610
Sr Priority RB Series 2006A2
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,420         10,420
Toll Highway Sr Priority RB
   Series 2006A1
   4.01%, 07/06/06 (a)(b)(c)(d)                            10,425         10,425
Toll Highway Sr Priority RB
   Series 2006A2
   4.01%, 07/06/06 (a)(b)(c)(d)                            34,445         34,445
LOMBARD
Refunding IDRB (B&H
   Partnership) Series 1995
   4.37%, 07/06/06 (a)(b)                                   1,850          1,850
METROPOLITAN PIER AND
EXPOSITION AUTH
Refunding Bonds (McCormick
   Place Expansion)
   Series 2002B
   4.01%, 07/05/06 (a)(b)(c)(d)                            18,490         18,490
Bonds (McCormick Place
   Expansion Project)
   Series 1998B
   4.00%, 07/06/06 (a)(b)(c)(d)                            16,000         16,000
Bonds (McCormick Place
   Expansion) Series 2002A
   4.04%, 07/06/06 (a)(b)(c)(d)                             6,295          6,295
Refunding Bonds (McCormick
   Place Expansion)
   Series 1999AC
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,790          9,790


24 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
METROPOLITAN WATER
RECLAMATION DISTRICT OF
GREATER CHICAGO
Unlimited Tax GO Refunding
   Bonds Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,000         10,000
MONTGOMERY SPECIAL SERVICE
AREA NO.10
Special Tax Bonds (Blackberry
   Crossing West) Series 2004
   3.99%, 07/05/06 (a)(b)                                  12,152         12,152
PALATINE
Special Facility Limited
   Obligation RB (Little City for
   Community Development)
   Series 1998
   3.99%, 07/05/06 (a)(b)                                   5,000          5,000
REGIONAL TRANSPORTATION AUTH
COOK, DUPAGE, KANE, LAKE,
MCHENRY & WILL CNTIES
GO Bonds Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                            29,165         29,165
REGIONAL TRANSPORTATION AUTH
GO Refunding Bonds
   Series 1999
   2.98%, 07/06/06 (a)(b)(c)(d)                             9,730          9,730
   4.02%, 07/06/06 (a)(b)(c)(d)                            12,055         12,055
ROCKFORD
IDRB (Ring Can Corp)
   Series 1998
   4.04%, 07/05/06 (a)(b)                                     740            740
IDRB (Rockford Industrial
   Welding Supply)
   Series 1996
   4.08%, 07/06/06 (a)(b)                                   2,000          2,000
SOUTHWESTERN ILLINOIS
DEVELOPMENT AUTH
Refunding IDRB (Holten Meat)
   Series 2004
   4.07%, 07/06/06 (a)(b)                                   6,860          6,860
UNIVERSITY OF ILLINOIS
Auxiliary Facilities RB
   Series 1999A
   4.01%, 07/05/06 (a)(b)(c)(d)                             3,500          3,500
WHEELING
M/F Housing Refunding RB
   (Woodland Creek Apts II)
   Series 2002
   4.02%, 07/06/06 (a)(b)                                  17,655         17,655
WILL-KANKAKEE REGIONAL
DEVELOPMENT AUTH
IDRB (Toltec Steel Services)
   Series 2002
   4.08%, 07/06/06 (a)(b)                                   6,510          6,510
WINNEBAGO CNTY
   GO Alternate Bonds (Public
   Safety Sales Tax)
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             8,665          8,665
WOODRIDGE
M/F Housing Refunding RB
   (Hinsdale Lake Terrace Apts)
   Series 1990
   4.02%, 07/07/06 (a)(b)(c)                               20,760         20,760
YORKVILLE
IDRB (FE Wheaton and Co)
   Series 1996
   4.25%, 07/06/06 (a)(b)                                     950            950
                                                                     -----------
                                                                         922,393
INDIANA 1.3%
--------------------------------------------------------------------------------
BROWNBURG 1999 SCHOOL BLDG
CORP
First Mortgage Refunding Bonds
   Series 2005B
   4.01%, 07/06/06 (a)(b)(c)(d)                            11,600         11,600
ELKHART CNTY
Economic Development RB
   (West Plains Apts)
   Series 1998A
   4.04%, 07/05/06 (a)(b)                                   1,750          1,750
INDIANA DEVELOPMENT FINANCE
AUTH
IDRB (Big Sky Park)
   Series 1999
   4.05%, 07/06/06 (a)(b)                                   4,400          4,400
IDRB (Cives Corp) Series 1998
   4.03%, 07/06/06 (a)(b)                                   7,150          7,150


                                                         See financial notes. 25

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
INDIANA EDUCATIONAL FACILITIES
AUTH
RB (St Joseph's College)
   Series 2004
   3.98%, 07/06/06 (a)(b)                                  11,835         11,835
INDIANA FINANCE AUTH
Environmental RB (PSI Energy
   Inc) Series 2005B
   4.03%, 07/05/06 (a)(b)                                  10,500         10,500
INDIANA HEALTH FACILITY
FINANCING AUTH
Insured RB Series 1985A
   3.97%, 07/05/06 (a)(b)(c)                                3,280          3,280
Hospital RB (Sisters of St
   Francis Health Services, Inc)
   Series 1999A
   4.00%, 07/06/06 (a)(b)(c)(d)                             7,605          7,605
RB (Ascension Health Credit
   Group) Series 2001A2
   3.62%, 06/01/07 (a)                                     17,275         17,273
INDIANA HFA
S/F Mortgage RB
   Series 2002B
   4.06%, 07/05/06 (a)(c)(d)                                2,600          2,600
S/F Mortgage RB
   Series 1998D2
   4.12%, 07/06/06 (a)(c)(d)                                9,715          9,715
S/F Mortgage RB
   Series 2000B2
   4.14%, 07/06/06 (a)(c)(d)                                3,795          3,795
S/F Mortgage RB
   Series 2004B2 & 2005C2
   4.04%, 07/06/06 (a)(c)                                   5,670          5,670
INDIANAPOLIS
M/F Housing RB (Nora Pines
   Apts) Series 2001
   4.02%, 07/06/06 (a)(b)                                   9,275          9,275
Thermal Energy System RB
   Series 2001A
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,900          9,900
INDIANAPOLIS LOCAL PUBLIC
IMPROVEMENT BOND BANK
Bonds (Waterworks)
   Series 2006A
   3.18%, 07/03/06 (a)(b)(c)                                4,245          4,245
Bonds (Indianapolis Airport Auth)
   Series 2005B
   4.05%, 07/06/06 (a)(b)(c)(d)                             3,125          3,125
Bonds (Indianapolis Airport Auth)
   Series 2006F
   4.04%, 07/06/06 (a)(b)(c)(d)                            12,700         12,700
RB (Indianapolis Airport Auth)
   Series 2004I
   4.05%, 07/06/06 (a)(b)(c)(d)                            11,295         11,295
MARION
Economic Development RB
   (Indiana Wesleyan University)
   Series 2000
   4.00%, 07/05/06 (a)(b)                                   7,500          7,500
ST JOSEPH CNTY
Economic Development RB
   (Corby Apts) Series 1997B
   4.09%, 07/05/06 (a)(b)                                   3,380          3,380
Economic Development RB (Pin
   Oaks Apts) Series 1997A
   4.09%, 07/05/06 (a)(b)                                   1,000          1,000
Economic Development RB
   (Western Manor Apts)
   Series 1997C
   4.09%, 07/05/06 (a)(b)                                   2,130          2,130
VIGO CNTY
Economic Development RB
   (Sisters of Providence)
   Series 2001
   4.04%, 07/06/06 (a)(b)                                   3,500          3,500
WAYNE TOWNSHIP MARION CNTY
SCHOOL BUILDING CORP
First Mortgage Refunding Bonds
   Series 2006
   4.00%, 07/06/06 (a)(b)(c)                                5,155          5,155
                                                                     -----------
                                                                         170,378
IOWA 1.4%
--------------------------------------------------------------------------------
DES MOINES METROPOLITAN
WASTEWATER RECLAMATION AUTH
Sewer RB Series 2004B
   4.00%, 07/06/06 (a)(b)(c)(d)                             6,485          6,485


26 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
IOWA HIGHER EDUCATION LOAN
AUTH
Private College Facility RB
   (Graceland University)
   Series 2003
   4.05%, 07/06/06 (a)(b)                                   2,000          2,000
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program
   Warrant Certificates
   Series 2005-2006 B
   3.21%, 01/26/07 (b)                                     15,090         15,198
Cash Anticipation Program
   Warrant Certificates
   Series 2006-2007 A
   3.71%, 06/28/07 (b)                                     75,000         75,566
IOWA STUDENT LOAN LIQUIDITY
CORP
RB Series 1988B
   4.03%, 07/05/06 (a)(b)(c)                               46,500         46,500
TOBACCO SETTLEMENT AUTH
Asset-Backed Bonds
   Series 2001B
   4.01%, 07/05/06 (a)(c)                                  21,710         21,710
Asset-Backed Bonds Series C
   4.03%, 07/06/06 (a)(b)(c)(d)                            11,820         11,820
                                                                     -----------
                                                                         179,279
KANSAS 0.3%
--------------------------------------------------------------------------------
DOUGLAS CNTY UNIFIED SD
NO.497
GO Temporary Notes
   Series 2005-1
   2.64%, 07/12/06                                         32,200         32,213
KANSAS DEVELOPMENT FINANCE
AUTH
M/F Housing RB (Saddlewood
   Apts) Series 2004M
   4.07%, 07/06/06 (a)(b)                                   6,400          6,400
                                                                     -----------
                                                                          38,613
KENTUCKY 1.1%
--------------------------------------------------------------------------------
DAVIESS CNTY
Solid Waste Disposal Facilities
   RB (Scott Paper Co)
   Series 1993A
   4.05%, 07/05/06 (a)                                     20,000         20,000
ELIZABETHTOWN
IDRB (ALTEC) Series 1997
   4.05%, 07/05/06 (a)(b)                                   3,000          3,000
JEFFERSON CNTY
M/F Housing Refunding RB
   (Camden Brookside Apts)
   Series 2002
   4.00%, 07/06/06 (a)(b)                                   8,900          8,900
Sports Stadium RB (University
   of Louisville Athletic Assoc)
   Series 1997
   4.20%, 07/06/06 (a)(b)                                   1,800          1,800
KENTUCKY ASSET/LIABILITY
COMMISSION
General Fund TRAN
   Series 2006A
   3.70%, 06/28/07                                         25,000         25,190
KENTUCKY HIGHER EDUCATION
STUDENT LOAN CORP
Insured RB Series 1991E
   4.05%, 07/05/06 (a)(b)(c)                               12,600         12,600
Insured RB Series 1996A
   4.05%, 07/05/06 (a)(b)(c)                               23,850         23,850
KENTUCKY HOUSING CORP
RB Series 2002A
   4.06%, 07/05/06 (a)(c)(d)                                3,590          3,590
RB Series 1998B
   4.05%, 07/06/06 (a)(c)(d)                               11,995         11,995
RB Series 1998F
   4.12%, 07/06/06 (a)(c)(d)                               19,320         19,320
LOUISVILLE AND JEFFERSON CNTY
METROPOLITAN SEWER DISTRICT
Sewage and Drainage System
   RB Series 1999A
   4.02%, 07/06/06 (a)(b)(c)(d)                             6,115          6,115
RICHMOND
IDRB (Mikron) Series 1995
   4.05%, 07/05/06 (a)(b)                                   5,000          5,000
                                                                     -----------
                                                                         141,360
LOUISIANA 2.9%
--------------------------------------------------------------------------------
EAST BATON ROUGE
Pollution Control Refunding RB
   3.88%, 07/03/06 (a)                                      3,600          3,600


                                                         See financial notes. 27

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Road and Street Improvement
   Sales Tax RB Series 2006B
   3.96%, 07/05/06 (a)(b)(c)                               35,000         35,000
ERNEST N. MORIAL-NEW ORLEANS
EXHIBIT HALL AUTH
Sr Subordinate Special Tax
   Bonds Series 2003A
   4.04%, 07/06/06 (a)(b)(c)(d)                             4,995          4,995
LAFAYETTE IDB
Refunding IDRB (Westwood
   Village) Series 1995
   4.02%, 07/06/06 (a)(b)                                   3,735          3,735
LAKE CHARLES HARBOR AND
TERMINAL DISTRICT
Dock and Wharf RB (Conoco
   Inc) Series 2000
   4.03%, 07/05/06 (a)(b)                                  10,500         10,500
LOUISIANA
Gasoline and Fuels Tax RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                               17,145         17,145
GO Refunding Bonds
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,275          6,275
LOUISIANA CITIZENS PROPERTY
INSURANCE CORP
Assessment RB Series 2006B
   4.12%, 07/03/06 (a)(b)(c)                               56,660         56,660
   4.01%, 07/06/06 (a)(b)(c)(d)                            16,300         16,300
LOUISIANA HFA
S/F Mortgage Refunding RB
   Series 2005A
   4.05%, 07/06/06 (a)(c)(d)                               26,009         26,009
LOUISIANA LOCAL GOVERNMENT
ENVIRONMENTAL FACILITIES AND
COMMUNITY DEVELOPMENT AUTH
RB (University of Louisiana-
   Monroe) Series 2004A
   3.99%, 07/06/06 (a)(b)                                   8,000          8,000
RB (University of Louisiana-
   Monroe) Series 2004C
   3.99%, 07/06/06 (a)(b)                                  12,515         12,515
LOUISIANA OFFSHORE TERMINAL
AUTH
Deepwater Port Refunding RB
   First State Series 1992A
   3.99%, 07/05/06 (a)(b)                                  10,000         10,000
Deepwater Port Refunding RB
   Series 2003B
   3.98%, 07/05/06 (a)(b)                                   5,700          5,700
LOUISIANA PUBLIC FACILITY AUTH
RB (Tiger Athletic Foundation)
   Series 2004
   3.99%, 07/06/06 (a)(b)                                  25,710         25,710
NEW ORLEANS
GO Refunding Bonds
   Series 2005
   4.02%, 07/06/06 (a)(b)(c)(d)                             7,940          7,940
NEW ORLEANS AVIATION BOARD
Refunding Bonds Series 1993B
   4.05%, 07/05/06 (a)(b)(c)                                4,560          4,560
NEW ORLEANS IDB
M/F Housing RB (3700
   Orleans) Series 2000
   4.05%, 07/06/06 (a)(b)                                  29,000         29,000
ST JAMES PARISH
Pollution Control Refunding RB
   (Texaco) Series 1988A
   3.65%, 07/13/06                                         59,030         59,030
Pollution Control Refunding RB
   (Texaco) Series 1988B
   3.63%, 09/12/06                                         39,030         39,030
                                                                     -----------
                                                                         381,704
MAINE 0.3%
--------------------------------------------------------------------------------
MAINE FINANCE AUTH
RB (Jackson Laboratory)
   Series 2002
   4.02%, 07/06/06 (a)(b)                                   5,465          5,465
Solid Waste Disposal RB
   (Casella Waste Systems Inc)
   Series 2005
   4.05%, 07/06/06 (a)(b)                                  12,500         12,500
MAINE HOUSING AUTH
General Housing Draw Down
   Bonds Series 2005A
   4.02%, 07/06/06 (a)(c)(d)                                4,320          4,320


28 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
General Housing Draw Down
   Bonds Series 2005B
   4.05%, 07/06/06 (a)(c)(d)                               14,860         14,860
Mortgage Purchase Bonds
   Series 2002F2
   4.05%, 07/06/06 (a)(c)(d)                                3,675          3,675
                                                                     -----------
                                                                          40,820
MARYLAND 0.8%
--------------------------------------------------------------------------------
BALTIMORE
Convention Center Hotel RB
   Sr Series 2006A
   4.01%, 07/06/06 (a)(b)(c)(d)                            20,120         20,120
HOWARD CNTY
Consolidated Public
   Improvement CP BAN
   Series D
   3.62%, 08/08/06 (c)                                     25,000         25,000
MARYLAND COMMUNITY
DEVELOPMENT ADMINISTRATION
S/F Program Bonds Third
   Series 1999
   4.12%, 07/06/06 (a)(c)(d)                               32,335         32,335
MARYLAND ECONOMIC
DEVELOPMENT CORP
IDRB (Dixon Valve and
   Coupling Co) Series 1998
   4.08%, 07/05/06 (a)(b)                                     950            950
MARYLAND ENERGY FINANCING
ADMINISTRATION
Limited Obligation Local District
   Cooling Facilities RB
   (Comfort Link) Series 2001
   4.04%, 07/05/06 (a)(b)                                  10,000         10,000
MONTGOMERY CNTY
Consolidated Public
   Improvement BAN
   Series 2006B
   3.99%, 07/03/06 (a)(c)                                  10,000         10,000
                                                                     -----------
                                                                          98,405
MASSACHUSETTS 2.2%
--------------------------------------------------------------------------------
FREETOWN-LAKEVILLE REGIONAL
SD
BAN
   3.88%, 10/20/06                                          2,000          2,001
HAVERHILL
State Qualified BAN
   3.62%, 03/30/07                                          1,865          1,877
LOWELL
BAN Series A
   3.80%, 09/22/06                                          5,730          5,732
MASSACHUSETTS
GO Bonds (Consolidated Loan
   of 2006) Series A
   4.01%, 07/03/06 (a)(c)                                  33,000         33,000
GO Refunding Bonds
   Series 2004A
   4.01%, 07/05/06 (a)(b)(c)(d)                            18,900         18,900
Lease RB (Route 3 North
   Transportation Improvements)
   Series 2002B
   3.96%, 07/05/06 (a)(b)(c)                               17,260         17,260
GO Bonds Consolidated Loan
   Series 2000C
   3.99%, 07/06/06 (a)(c)(d)                                1,500          1,500
GO Bonds Consolidated Loan
   Series 2001D
   4.00%, 07/06/06 (a)(b)(c)(d)                             2,785          2,785
GO Bonds Consolidated Loan
   Series 2005C
   4.01%, 07/06/06 (a)(b)(d)                                5,000          5,000
GO Refunding Bonds
   Series 2001C
   3.93%, 07/06/06 (a)(c)                                  30,700         30,700
Special Obligation Dedicated
   Tax RB Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                            29,700         29,700
Special Obligation RB
   Consolidated Loan
   Series 2005A
   3.99%, 07/06/06 (a)(b)(c)(d)                             3,500          3,500
MASSACHUSETTS BAY
TRANSPORTATION AUTH
Assessment Bonds
   Series 2005A
   4.00%, 07/06/06 (a)(c)(d)                                4,500          4,500


                                                         See financial notes. 29

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
MASSACHUSETTS DEVELOPMENT
FINANCE AGENCY
M/F Housing Refunding RB
   (Kensington at Chelmsford)
   Series 2002
   4.02%, 07/06/06 (a)(b)                                     250            250
RB (Worcester Academy)
   Series 2000
   4.00%, 07/06/06 (a)(b)                                   2,000          2,000
MASSACHUSETTS HEALTH AND
EDUCATIONAL FACILITIES AUTH
RB (Capital Assets Program)
   Series 1985D
   3.93%, 07/03/06 (a)(b)(c)                                1,400          1,400
RB (Baystate Medical Center)
   Series D
   4.00%, 07/06/06 (a)(b)(c)(d)                            22,600         22,600
RB (Massachusetts Institute of
   Technology) Series K
   4.00%, 07/06/06 (a)(c)(d)                                6,710          6,710
RB (Winchester Hospital)
   Series D
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,000          5,000
RB (Worcester City Campus
   Corp) Series 2005D
   3.97%, 07/06/06 (a)(b)(c)(d)                             4,770          4,770
Revenue Notes (Harvard
   University) Series EE
   3.55%, 08/10/06                                         18,000         18,000
MASSACHUSETTS HFA
S/F Housing RB Series 122
   4.03%, 07/06/06 (a)(c)                                   2,525          2,525
MASSACHUSETTS PORT AUTH
RB Series 2005 A&C
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,905          6,905
MASSACHUSETTS SCHOOL
BUILDING AUTH
Dedicated Sales Tax Bonds
   Series 2005A
   4.00%, 07/06/06 (a)(b)(c)(d)                            13,300         13,300
MASSACHUSETTS TURNPIKE AUTH
Subordinate RB (Metropolitan
   Highway System)
   Series 1999A
   4.00%, 07/06/06 (a)(b)(c)(d)                             7,110          7,110
MASSACHUSETTS WATER POLLUTION
ABATEMENT TRUST
RB Subordinate Series 1999A
   4.00%, 07/05/06 (a)(c)(d)                                5,500          5,500
MASSACHUSETTS WATER
RESOURCES AUTH
CP Notes Series 1994
   3.55%, 07/06/06 (b)                                      1,300          1,300
   3.55%, 07/07/06 (b)                                      5,000          5,000
   3.57%, 08/04/06 (b)                                      2,000          2,000
General Revenue Refunding
   Bonds Series 2005B
   3.99%, 07/06/06 (a)(b)(c)                                3,100          3,100
NASHOBA REGIONAL SD
State Qualified BAN
   3.88%, 09/14/06                                          2,780          2,781
PEMBROKE
BAN
   3.68%, 08/03/06                                          5,000          5,001
SALEM
BAN
   3.34%, 01/11/07                                          6,000          6,028
WESTON
BAN
   3.28%, 02/09/07                                          3,000          3,022
                                                                     -----------
                                                                         280,757
MICHIGAN 4.2%
--------------------------------------------------------------------------------
DETROIT
Sewage Disposal System RB
   Series 1999A
   4.02%, 07/06/06 (a)(b)(c)(d)                            34,650         34,650
Sewage Disposal System
   Second Lien RB
   Series 2001B
   4.05%, 07/06/06 (a)(b)(c)(d)                             4,260          4,260
DETROIT SD
School Building and Site
   Improvement Bonds
   (Unlimited Tax GO)
   Series 2001A
   4.00%, 07/06/06 (a)(b)(c)(d)                            83,610         83,610
School Building and Site
   Improvement Bonds
   Series 2001A
   4.05%, 07/06/06 (a)(b)(c)(d)                             4,620          4,620


30 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
School Building and Site
   Improvement Refunding
   Bonds Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             8,500          8,500
School Building and Site
   Improvement Refunding
   Bonds Unlimited Tax GO
   Series 2005A
   3.99%, 07/06/06 (a)(b)(c)                                3,580          3,580
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,915         10,915
JACKSON CNTY HOSPITAL FINANCE
AUTH
Refunding RB (W.A. Foote
   Memorial Hospital)
   Series 2005B
   3.99%, 07/06/06 (a)(b)                                  10,000         10,000
MICHIGAN
GO Notes Series 2006A
   3.98%, 07/05/06 (a)(c)(d)                               60,000         60,000
MICHIGAN HIGHER EDUCATION
FACILITIES AUTH
Limited Obligation Refunding
   RB (Hope College)
   Series 2004
   3.99%, 07/06/06 (a)(b)                                   3,730          3,730
MICHIGAN JOB DEVELOPMENT
AUTH
Limited Obligation RB
   (Frankenmuth Bavarian Inn
   Motor Lodge) Series 1985
   3.50%, 07/03/06 (a)(b)                                   7,100          7,100
MICHIGAN MUNICIPAL BOND
AUTH
Revenue Notes (Detroit SD)
   Series C
   3.03%, 08/18/06 (b)                                     20,000         20,031
Revenue Notes Series 2005B1
   3.20%, 08/18/06                                         26,500         26,535
Revenue Notes Series 2005B2
   3.24%, 08/18/06 (b)                                     35,000         35,031
MICHIGAN STATE BUILDING AUTH
Refunding RB (Facilities
   Program) Series 2005I
   3.99%, 07/06/06 (a)(b)(c)                                4,680          4,680
CP Notes Series 5
   3.50%, 08/03/06 (b)                                     15,000         15,000
MICHIGAN STATE HOSPITAL
FINANCING AUTH
Hospital Refunding RB (Henry
   Ford Health System)
   Series 2006B
   4.00%, 07/05/06 (a)(b)                                  10,000         10,000
Hospital Refunding RB (Henry
   Ford Health System)
   Series 2006C
   4.00%, 07/05/06 (a)(b)                                  15,000         15,000
Hospital Refunding RB (Henry
   Ford Health System)
   Series 2006A
   4.02%, 07/06/06 (a)(b)(c)(d)                             6,405          6,405
MICHIGAN STRATEGIC FUND
Limited Obligation RB (Advance
   Plastics Corp) Series 1996
   4.12%, 07/06/06 (a)(b)                                     870            870
Limited Obligation RB (American
   Cancer Society) Series 2000
   4.03%, 07/06/06 (a)(b)                                   3,965          3,965
Limited Obligation RB (EPI
   Printers) Series 1997
   4.12%, 07/06/06 (a)(b)                                     480            480
Limited Obligation RB (Mans)
   Series 1991
   4.11%, 07/06/06 (a)(b)                                     210            210
Limited Obligation RB (Mans)
   Series 1998B
   4.12%, 07/06/06 (a)(b)                                     695            695
Limited Obligation RB (United
   Machining) Series 1998
   4.12%, 07/06/06 (a)(b)                                   4,000          4,000
Limited Obligation Refunding RB
   (Detroit Edison Co)
   Series 1999C
   4.04%, 07/06/06 (a)(b)(c)(d)                             9,245          9,245
Limited Obligation Refunding RB
   (Detroit Edison Co)
   Series 2003A
   4.05%, 07/06/06 (a)(b)(c)(d)                             5,995          5,995
MICHIGAN TRUNK LINE FUND
Refunding Bonds Series 1998A
   4.00%, 07/06/06 (a)(b)(c)(d)                            46,666         46,666


                                                         See financial notes. 31

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
OAKLAND CNTY
Limited Obligation RB (Husky
   Envelope Products)
   Series 1999
   4.12%, 07/06/06 (a)(b)                                   1,840          1,840
UNIVERSITY OF MICHIGAN HEALTH
SYSTEM
RB Series 2005A
   3.95%, 07/03/06 (a)                                     16,000         16,000
WAYNE CNTY
Airport Refunding RB (Detroit
   Metropolitan Wayne Cnty
   Airport) Series 1996B
   4.03%, 07/05/06 (a)(b)(c)                               43,090         43,090
Airport Jr Lien RB (Detroit
   Metropolitan Wayne Cnty
   Airport) Series 2001
   3.99%, 07/06/06 (a)(b)(c)                               14,470         14,470
WAYNE CNTY AIRPORT AUTH
Airport RB (Detroit Metropolitan
   Wayne Cnty Airport)
   Series 2005
   4.04%, 07/06/06 (a)(b)(c)(d)                             8,395          8,395
   4.05%, 07/06/06 (a)(b)(c)(d)                            22,900         22,900
RB (Detroit Metropolitan Airport)
   Series 2005
   4.04%, 07/06/06 (a)(b)(c)(d)                             2,750          2,750
RB Series 2005
   4.05%, 07/06/06 (a)(b)(c)(d)                             3,640          3,640
                                                                     -----------
                                                                         548,858
MINNESOTA 2.1%
--------------------------------------------------------------------------------
BLOOMINGTON PORT AUTH
Special Tax Refunding RB (Mall
   of America) Series 1999B
   4.02%, 07/06/06 (a)(b)(c)                               19,400         19,400
BURNSVILLE
M/F Housing Refunding RB
   (Southwind Apts)
   Series 2004
   3.97%, 07/06/06 (a)(b)                                   8,350          8,350
EDEN PRAIRIE
M/F Housing RB (Eden Prairie
   Leased Housing Associates
   Series 2003A
   4.07%, 07/07/06 (a)(b)                                   6,000          6,000
HENNEPIN CNTY
GO Refunding Bonds
   Series 1996C
   4.10%, 07/06/06 (a)                                        650            650
HENNEPIN CNTY HOUSING AND
REDEVELOPMENT AUTH
M/F Housing Refunding RB
   (Stone Arch Apts)
   Series 2002
   4.02%, 07/06/06 (a)(b)(d)                                2,800          2,800
INVER GROVE HEIGHTS
Sr Housing Refunding RB
   (PHM/Inver Grove, Inc)
   Series 2005
   3.97%, 07/06/06 (a)(b)                                   6,000          6,000
MENDOTA HEIGHTS
Refunding IDRB (Dakota
   Business Plaza) Series 2000
   4.17%, 07/06/06 (a)(b)                                   2,300          2,300
MINNEAPOLIS-ST PAUL
METROPOLITAN AIRPORTS
COMMISSION
RB Series 2000B
   4.05%, 07/06/06 (a)(b)(c)(d)                             5,225          5,225
Subordinate Refunding RB
   Series 2005B
   4.05%, 07/06/06 (a)(b)(c)(d)                             5,960          5,960
MINNESOTA
COP (Minnesota SD Credit
   Enhancement Program)
   Series 2005
   2.96%, 09/12/06                                         30,000         30,061
MINNESOTA AGRICULTURAL AND
ECONOMIC DEVELOPMENT BOARD
RB (Evangelical Lutheran Good
   Samaritan Society)
   Series 1996
   4.02%, 07/06/06 (a)(b)                                   7,200          7,200
MINNESOTA HFA
Residential Housing Finance
   Bonds Series 2003B
   4.03%, 07/06/06 (a)(c)                                   6,000          6,000
Residential Housing Finance
   Bonds Series 2004G
   4.00%, 07/06/06 (a)(c)                                  17,410         17,410


32 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Residential Housing Finance
   Bonds Series 2005M
   4.03%, 07/06/06 (a)(c)                                  57,500         57,500
MINNESOTA HIGHER EDUCATION
FACILITIES AUTH
RB (Trustees of the Hamline
   University of Minnesota)
   Series Six-E1
   3.99%, 07/06/06 (a)(b)                                   2,800          2,800
RB (Trustees of the Hamline
   University of Minnesota)
   Series Six-E2
   3.99%, 07/06/06 (a)(b)                                   4,000          4,000
ROCHESTER
Health Care Facilities RB
   (Mayo Foundation)
   Series 1992C
   3.60%, 07/11/06                                         20,200         20,200
Health Care Facilities RB (Mayo
   Foundation) Series 2000A
   3.60%, 07/11/06                                         30,000         30,000
ROCHESTER HEALTH CARE
FACILITIES
RB (Mayo Foundation)
   Series 2001A
   3.60%, 07/11/06 (c)                                     15,000         15,000
RB (Mayo Foundation)
   Series 2001B
   3.60%, 07/11/06 (c)                                     10,600         10,600
ST LOUIS PARK
M/F Housing Refunding RB
   (Knollwood Place Apts)
   Series 2005
   3.97%, 07/06/06 (a)(b)                                   5,650          5,650
M/F Housing RB (At The Park)
   Series 2002A
   4.10%, 07/07/06 (a)(b)                                   3,300          3,300
ST PAUL HOUSING AND
REDEVELOPMENT AUTH
District Heating RB
   Series 1999D
   4.02%, 07/07/06 (a)(b)                                   3,080          3,080
                                                                     -----------
                                                                         269,486
MISSISSIPPI 0.5%
--------------------------------------------------------------------------------
JACKSON CNTY
Pollution Control Refunding RB
   (Chevron USA) Series 1992
   3.98%, 07/03/06 (a)                                      6,200          6,200
Pollution Control Refunding RB
   (Chevron USA) Series 1993
   3.98%, 07/03/06 (a)                                      7,800          7,800
Port Facility Refunding RB
   (Chevron USA) Series 1993
   4.04%, 07/03/06 (a)                                      7,550          7,550
MISSISSIPPI
GO Refunding Bonds
   Series 2001
   4.02%, 07/06/06 (a)(c)(d)                               14,880         14,880
MISSISSIPPI BUSINESS FINANCE
CORP
IDRB (VC Regional Assembly
   and Manufacturing)
   Series 2003
   4.04%, 07/05/06 (a)(b)                                   9,210          9,210
IDRB (Electric Mills Wood
   Preserving) Series 1999
   4.09%, 07/06/06 (a)(b)                                   5,000          5,000
IDRB (Omega Motion)
   Series 1996
   4.03%, 07/06/06 (a)(b)                                   3,500          3,500
MISSISSIPPI HOME CORP
S/F Mortgage RB Series 2002A
   4.04%, 07/06/06 (a)(b)(c)(d)                             4,420          4,420
S/F Mortgage RB
   Series 2002C2
   4.04%, 07/06/06 (a)(b)(c)(d)                             4,875          4,875
                                                                     -----------
                                                                          63,435
MISSOURI 0.6%
--------------------------------------------------------------------------------
MISSOURI DEVELOPMENT
FINANCE BOARD
IDRB (Milbank Manufacturing
   Co) Series 1997
   4.20%, 07/05/06 (a)(b)                                   3,000          3,000
MISSOURI HEALTH AND
EDUCATIONAL FACILITIES AUTH
Health Facilities RB (SSM
   Health Care) Series 2005C1
   3.96%, 07/03/06 (a)(b)(c)                                8,200          8,200


                                                         See financial notes. 33

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Health Facilities RB (SSM
   Health Care) Series 2005C5
   3.99%, 07/05/06 (a)(b)(c)                               12,200         12,200
MISSOURI HIGHER EDUCATION
LOAN AUTH
Student Loan RB Sr
   Series 2005A
   4.05%, 07/06/06 (a)(b)(c)                                9,000          9,000
MISSOURI HOUSING
DEVELOPMENT COMMISSION
S/F Mortgage RB
   Series 2004A1
   4.04%, 07/06/06 (a)(c)                                   4,085          4,085
ST CHARLES CNTY IDA
M/F Housing Refunding RB
   (Time Centre Apts Phase I)
   Series 2004A
   4.01%, 07/06/06 (a)(b)                                  15,600         15,600
M/F Housing Refunding RB
   (Time Centre Apts Phase II)
   Series 2004B
   4.05%, 07/06/06 (a)(b)                                   4,500          4,500
ST LOUIS IDA
IDRB (Kessler Container)
   Series 1997A
   4.05%, 07/06/06 (a)(b)                                   1,700          1,700
M/F Housing Refunding RB
   (Merchandise Mart Apts)
   Series 2005A
   4.05%, 07/06/06 (a)(b)                                  10,475         10,475
WASHINGTON IDA
IDRB (Pauwels Transformers)
   Series 1995
   4.27%, 07/06/06 (a)(b)                                   2,400          2,400
                                                                     -----------
                                                                          71,160
MONTANA 0.3%
--------------------------------------------------------------------------------
MONTANA STATE HEALTH FACILITY
AUTH
Hospital RB (Deaconess-Billings
   Clinic Health System)
   Series 1994
   4.01%, 07/05/06 (a)(b)(c)(d)                            10,705         10,705
   4.01%, 07/05/06 (a)(b)(c)                               26,375         26,375
                                                                     -----------
                                                                          37,080
NEBRASKA 0.6%
--------------------------------------------------------------------------------
AMERICAN PUBLIC ENERGY
AGENCY
Gas Supply RB Series 2005A
   3.99%, 07/06/06 (a)(c)                                   5,613          5,613
NEBRASKA INVESTMENT FINANCE
AUTH
S/F Housing RB Series 1998G
   4.12%, 07/06/06 (a)(c)(d)                               10,735         10,735
NEBRASKA PUBLIC POWER
DISTRICT
General RB Series
   2005B1 & C
   4.01%, 07/06/06 (a)(b)(c)                               15,655         15,655
OMAHA PUBLIC POWER DISTRICT
Electric System RB
   Series 2006A
   4.01%, 07/06/06 (a)(c)                                  14,260         14,260
Electric System Subordinated
   RB Series 2006B
   4.01%, 07/06/06 (a)(b)(c)                                5,090          5,090
STANTON CNTY
IDRB (Nucor Corp) Series 1996
   4.05%, 07/05/06 (a)                                     19,300         19,300
                                                                     -----------
                                                                          70,653
NEVADA 2.6%
--------------------------------------------------------------------------------
CLARK CNTY
Airport System Subordinate Lien
   RB Series 2005D2
   4.00%, 07/05/06 (a)(b)(c)                                4,780          4,780
Airport System Subordinate Lien
   RB Series 2005D3
   4.00%, 07/05/06 (a)(b)(c)                                7,280          7,280
IDRB (Southwest Gas Corp)
   Series 2003A
   4.05%, 07/05/06 (a)(b)                                  12,500         12,500
Economic Development RB
   (UNLV Foundation)
   Series 1999
   3.97%, 07/06/06 (a)(b)                                     325            325
GO (Limited Tax) Bank
   Refunding Bonds
   Series 2006
   4.01%, 07/06/06 (a)(b)(c)                                5,235          5,235


34 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
GO Bank Refunding Bonds
   Series 2006
   4.01%, 07/06/06 (a)(b)(c)                                9,960          9,960
IDRB (Southwest Gas Corp)
   Series 2004A
   4.04%, 07/06/06 (a)(b)(c)(d)                             3,168          3,167
CLARK CNTY SD
GO (Limited Tax) Building Bonds
   Series 2001F
   4.00%, 07/06/06 (a)(b)(c)(d)                            21,715         21,715
GO (Limited Tax) Building Bonds
   Series 2005C
   4.01%, 07/06/06 (a)(b)(c)(d)                            16,005         16,005
LAS VEGAS
GO Various Purpose Bonds
   Series 2006B
   4.00%, 07/06/06 (a)(b)(c)                                8,310          8,310
LAS VEGAS CONVENTION AND
VISITORS AUTH
Refunding RB Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             4,160          4,160
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water
   Improvement Bonds
   Series 2006A
   4.00%, 07/06/06 (a)(b)(c)                               17,960         17,960
GO (Limited Tax) Water CP
   Series 2004 A&B
   3.53%, 07/14/06 (c)                                     16,500         16,500
   3.38%, 08/03/06 (c)                                      8,000          8,000
   3.49%, 08/03/06 (c)                                     37,500         37,500
   3.38%, 08/04/06 (c)                                     15,000         15,000
NEVADA HOUSING DIVISION
M/F Housing RB (Apache Pines
   Apts) Series 1999A
   4.03%, 07/06/06 (a)(b)                                   7,415          7,415
M/F Housing RB (Banbridge
   Apts) Series 2000A
   4.03%, 07/06/06 (a)(b)                                   3,960          3,960
M/F Housing RB (Bluffs Apts)
   Series 2002A
   4.03%, 07/06/06 (a)(b)                                  17,850         17,850
M/F Housing RB (Home Suites)
   Series 1989A
   4.05%, 07/05/06 (a)(b)                                   4,600          4,600
M/F Housing RB (Sierra Pointe
   Apts) Series 2005
   4.03%, 07/06/06 (a)(b)                                   9,985          9,985
M/F Housing RB (Silver Pines
   Apts) Series 2002A
   4.03%, 07/06/06 (a)(b)                                   5,500          5,500
M/F Housing RB (St Rose
   Seniors Apts) Series 2002A
   4.03%, 07/06/06 (a)(b)                                  14,770         14,770
M/F Housing Refunding RB
   (Oakmont) Series 2002
   4.03%, 07/06/06 (a)(b)                                   4,350          4,350
NEVADA SYSTEM OF HIGHER
EDUCATION
University RB
   Series 2005B
   4.01%, 07/06/06 (a)(b)(c)(d)                            15,975         15,975
NORTH LAS VEGAS
GO Building Bonds
   Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                            30,745         30,745
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB
   Series 2006
   4.01%, 07/06/06 (a)(b)(c)                                9,300          9,300
WASHOE CNTY
GO Refunding Bonds
   (Convention Center)
   Series 2001A
   4.02%, 07/06/06 (a)(b)(c)(d)                            26,000         26,000
                                                                     -----------
                                                                         338,847
NEW HAMPSHIRE 0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS
FINANCE AUTH
Solid Waste Disposal RB
   (Lonza Biologics)
   Series 2003
   4.07%, 07/06/06 (a)(b)                                  30,000         30,000
NEW HAMPSHIRE HEALTH AND
EDUCATIONAL FACILITIES AUTH
RB (Easter Seals New
   Hampshire) Series 2004A
   4.02%, 07/06/06 (a)(b)                                   6,060          6,060


                                                         See financial notes. 35

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT      VALUE
RATE, MATURITY DATE                                   ($ x 1,000)   ($ x 1,000)
RB (Frisbie Memorial Hospital)
   Series 2005
   4.02%, 07/06/06 (a)(b)                                   4,895          4,895
RB (Riverwoods) Series 2003
   4.00%, 07/05/06 (a)(b)                                   3,085          3,085
NEW HAMPSHIRE HFA
S/F Mortgage Acquisition RB
   Series 1997C
   4.12%, 07/06/06 (a)(b)(c)(d)                             1,430          1,430
S/F Mortgage Acquisition RB
   Series 1998B
   4.12%, 07/06/06 (a)(b)(c)(d)                             9,730          9,730
                                                                    ------------
                                                                          55,200
NEW JERSEY 0.4%
--------------------------------------------------------------------------------
DELAWARE RIVER PORT AUTH
RB Series 1999
   4.00%, 07/06/06 (a)(b)(c)(d)                             1,100          1,100
NEW JERSEY TRANSPORTATION
TRUST FUND AUTH
Transportation System Bonds
   Series 2005D
   4.01%, 07/06/06 (a)(b)(c)(d)                            25,175         25,175
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   4.01%, 07/06/06 (a)(b)(c)(d)                             1,000          1,000
RB Series 2004C2
   3.99%, 07/06/06 (a)(b)(c)(d)                            22,365         22,365
RB Series C
   4.00%, 07/06/06 (a)(b)(c)(d)                             2,985          2,985
VERNON
BAN
   3.35%, 01/12/07                                          3,978          3,996
                                                                    ------------
                                                                          56,621
NEW MEXICO 1.0%
--------------------------------------------------------------------------------
FARMINGTON
Hospital RB (San Juan
   Regional Medical Center)
   Series 2004B
   4.00%, 07/06/06 (a)(b)                                   5,000          5,000
NEW MEXICO
2006-2007 TRAN
   Series 2006
   3.76%, 06/29/07                                        110,250        111,029
SANTA FE
Tax Subordinate Lien
   Wastewater System RB
   Series 1997B
   4.02%, 07/05/06 (a)(b)                                  16,400         16,400
                                                                    ------------
                                                                         132,429
NEW YORK 7.5%
--------------------------------------------------------------------------------
JAY STREET DEVELOPMENT CORP
Courts Facility Lease RB Fiscal
   2004 Series A4
   3.94%, 07/03/06 (a)(b)                                   3,000          3,000
LONG ISLAND POWER AUTH
Electric System RB
   Series 1998A
   4.02%, 07/06/06 (a)(b)(c)(d)                            10,970         10,970
METROPOLITAN TRANSPORTATION
AUTH
RB Series 2005G1
   4.01%, 07/03/06 (a)(b)                                   9,000          9,000
RB Series 2005G2
   3.92%, 07/03/06 (a)(b)                                   6,000          6,000
RB Series 2005B
   4.00%, 07/06/06 (a)(b)(c)(d)                            19,945         19,945
NEW YORK CITY
GO Bonds Fiscal 1994
   Series H4
   3.94%, 07/03/06 (a)(b)                                   5,300          5,300
GO Bonds Fiscal 2002
   Series A6
   3.96%, 07/03/06 (a)(b)(c)                                3,900          3,900
GO Bonds Fiscal 2004
   Series H7
   3.95%, 07/03/06 (a)(b)                                  10,100         10,100
GO Bonds Fiscal 2006
   Series E2
   4.03%, 07/03/06 (a)(b)                                  22,575         22,575
GO Bonds Fiscal 2006
   Series I3
   4.02%, 07/03/06 (a)(b)                                  22,800         22,800
GO Bonds Fiscal 2006
   Series I6
   3.98%, 07/03/06 (a)(b)                                  50,175         50,175
GO Bonds Fiscal 1998
   Series D
   4.00%, 07/05/06 (a)(b)(c)(d)                            43,825         43,825


36 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
GO Bonds Fiscal 2004
   Series A3
   3.95%, 07/05/06 (a)(b)                                  24,360         24,360
GO Bonds Fiscal 2006
   Series I4
   3.94%, 07/05/06 (a)(b)                                  20,000         20,000
GO Bonds Fiscal 2002 Series A
   4.02%, 07/06/06 (a)(b)(c)(d)                            15,000         15,000
GO Bonds Fiscal 2004
   Series F
   3.54%, 07/13/06 (a)(b)(c)(d)                           170,000        170,000
NEW YORK CITY HEALTH AND
HOSPITALS CORP
Health System Bonds
   Series 1999A
   4.00%, 07/06/06 (a)(b)(c)(d)                             8,000          8,000
NEW YORK CITY MUNICIPAL
WATER FINANCE AUTH
Water and Sewer System RB
   Fiscal 2001 Series F1
   4.02%, 07/03/06 (a)(c)                                   9,600          9,600
Water and Sewer System RB
   Series 1993C
   3.93%, 07/03/06 (a)(b)(c)                                9,500          9,500
Water and Sewer System RB
   Series 1994G
   3.94%, 07/03/06 (a)(b)(c)                               11,300         11,300
Water and Sewer System RB
   Series 1995A
   3.96%, 07/03/06 (a)(b)(c)                               20,550         20,550
Water and Sewer System RB
   Fiscal 2005 Series D
   3.99%, 07/06/06 (a)(c)(d)                               15,000         15,000
Water and Sewer System RB
   Fiscal 2006 Series A
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,825          4,825
Water and Sewer System RB
   Series 2002G
   4.00%, 07/06/06 (a)(b)(c)(d)                            18,545         18,545
Water and Sewer System RB
   Series 2005D
   4.00%, 07/06/06 (a)(b)(c)(d)                            11,490         11,490
   4.01%, 07/06/06 (a)(b)(c)(d)                             2,600          2,600
Water and Sewer System RB
   Series 2006A
   4.01%, 07/06/06 (a)(c)                                  18,835         18,835
Water and Sewer System
   Refunding RB Series 2005D
   4.01%, 07/06/06 (a)(c)(d)                               18,800         18,800
CP Notes Series One
   3.67%, 08/17/06 (c)                                     80,000         80,000
NEW YORK CITY TRANSITIONAL
FINANCE AUTH
Future Tax Secured Bonds
   Fiscal 2001 Series B
   3.96%, 07/03/06 (a)(c)                                   5,975          5,975
Recovery Bonds Fiscal 2003
   Series 2A
   3.96%, 07/03/06 (a)(c)                                   9,085          9,085
Future Tax Secured Refunding
   Bonds Fiscal 2006 Series A1
   4.01%, 07/06/06 (a)(c)                                   1,340          1,340
NEW YORK LIBERTY
DEVELOPMENT CORP
RB (Goldman Sachs
   Headquarters)
   Series 2005
   4.01%, 07/06/06 (a)(c)(d)                                9,300          9,300
NEW YORK STATE DORMITORY
AUTH
Court Facilities Lease RB (New
   York City) Series 2005A
   3.96%, 07/06/06 (a)(b)(c)(d)                            17,775         17,775
RB (State University Educational
   Facilities) Series 2000B
   3.99%, 07/06/06 (a)(b)(c)(d)                            20,000         20,000
NEW YORK STATE ENERGY
RESEARCH DEVELOPMENT AUTH
Gas Facilities RB (Brooklyn
   Union Gas) Series 1996
   3.99%, 07/06/06 (a)(b)(c)(d)                             1,570          1,570
NEW YORK STATE ENVIRONMENTAL
FACILITIES CORP
State Clean Water and Drinking
   Water Revolving Funds
   Second Resolution RB (NYC
   Muni Water Finance Auth)
   Series 2001C & 2002B
   4.01%, 07/06/06 (a)(c)                                  15,935         15,935


                                                         See financial notes. 37

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
NEW YORK STATE HFA
RB (250 W 50th St)
   Series 1997A
   4.01%, 07/05/06 (a)(b)                                   1,400          1,400
RB (345 E 94th St)
   Series 1998A
   4.00%, 07/05/06 (a)(b)                                     565            565
NEW YORK STATE MORTGAGE
AGENCY
Mortgage RB Series 109
   4.02%, 07/06/06 (a)(c)(d)                               25,160         25,160
S/F Mortgage RB Series 92
   4.00%, 07/06/06 (a)(c)(d)                                2,565          2,565
NEW YORK STATE POWER AUTH
Tender Notes Series 1985
   3.35%, 09/01/06 (a)(c)                                   5,070          5,070
CP Series 1
   3.60%, 09/08/06 (c)                                      9,000          9,000
NEW YORK STATE THRUWAY AUTH
Bonds Series 2005B
   4.00%, 07/06/06 (a)(b)(c)(d)                             9,490          9,490
General RB Series 2005F
   3.45%, 07/06/06 (a)(b)(c)(d)                            25,765         25,765
General RB Series F
   4.00%, 07/06/06 (a)(b)(c)(d)                            21,970         21,970
NEW YORK STATE URBAN
DEVELOPMENT CORP
State Personal Income Tax RB
   Series 2005B
   4.01%, 07/06/06 (a)(c)(d)                                8,000          8,000
PORT AUTH OF NEW YORK AND
NEW JERSEY
Consolidated Bonds
   135th Series
   4.02%, 07/06/06 (a)(c)(d)                                  100            100
Consolidated Bonds
   138th Series
   4.02%, 07/06/06 (a)(c)(d)                                7,330          7,330
Consolidated Bonds
   139th Series
   4.02%, 07/06/06 (a)(b)(c)(d)                            19,960         19,960
Consolidated Bonds
   140th Series
   4.00%, 07/06/06 (a)(c)                                   9,570          9,570
Consolidated Bonds
   141st Series
   4.02%, 07/06/06 (a)(b)(c)(d)                             6,575          6,575
ROCKLAND CNTY
RAN Series 2006
   3.51%, 03/22/07                                         10,000         10,069
TAN Series 2006
   3.53%, 03/22/07                                         45,000         45,305
SENECA CNTY IDA
Solid Waste Disposal RB
   (Seneca Meadows Inc)
   Series 2005
   4.02%, 07/06/06 (a)(b)                                   5,000          5,000
TRIBOROUGH BRIDGE AND TUNNEL
AUTH
General Refunding RB
   Series 2002B
   4.01%, 07/06/06 (a)(c)(d)                                9,995          9,995
WESTCHESTER CNTY IDA
IDRB (Levister Redevelopment
   Co) Series 2001A
   3.99%, 07/06/06 (a)(b)                                   1,000          1,000
                                                                     -----------
                                                                         970,864
NORTH CAROLINA 1.1%
--------------------------------------------------------------------------------
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton
   Townhomes) Series 2001
   4.04%, 07/05/06 (a)(b)                                   5,405          5,405
FORSYTH CNTY
RB (Plymouth Printing Co)
   Series 1998
   4.08%, 07/05/06 (a)(b)                                     590            590
GUILFORD CNTY INDUSTRIAL
FACILITIES AND POLLUTION CONTROL
FINANCING AUTH
IDRB (Metalcraft of Mayville
   SE Manufacturing)
   Series 1997
   4.05%, 07/06/06 (a)(b)                                   1,100          1,100
HERTFORD CNTY INDUSTRIAL
FACILITIES AND POLLUTION CONTROL
FINANCING AUTH
IDRB (Nucor Corp)
   Series 2000A
   4.08%, 07/05/06 (a)                                     26,500         26,500


38 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
JOHNSTON CNTY INDUSTRIAL
FACILITIES AND POLLUTION
CONTROL FINANCING AUTH
IDRB (Flanders Corp)
   Series 1998
   4.05%, 07/05/06 (a)(b)                                   4,500          4,500
MECKLENBURG CNTY
M/F Housing RB (Sycamore
   Green Apts) Series 2001
   4.05%, 07/06/06 (a)(b)                                   8,240          8,240
NORTH CAROLINA EDUCATIONAL
FACILITIES FINANCE AGENCY
RB (High Point University)
   Series 1997
   3.98%, 07/06/06 (a)(b)                                   4,210          4,210
NORTH CAROLINA HFA
Homeownership RB Series 1A
   4.05%, 07/06/06 (a)(c)(d)                               10,845         10,845
Homeownership RB Series 8A
   and 17A
   4.04%, 07/06/06 (a)(c)                                   4,200          4,200
NORTH CAROLINA STATE
EDUCATION ASSISTANCE AUTH
Student Loan RB Series 2005A1
   4.02%, 07/06/06 (a)(b)(c)                               20,000         20,000
Student Loan RB Series 2005A3
   4.05%, 07/06/06 (a)(b)(c)                               23,500         23,500
RALEIGH-DURHAM AIRPORT AUTH
RB Series 2005B
   3.98%, 07/06/06 (a)(b)(c)(d)                             4,670          4,670
ROCKINGHAM CNTY INDUSTRIAL
FACILITIES AND POLLUTION CONTROL
FINANCING AUTH
IDRB (McMichael Mills)
   Series 1997
   4.03%, 07/06/06 (a)(b)                                     600            600
ROWAN CNTY INDUSTRIAL FACILITIES
AND POLLUTION CONTROL FINANCING
AUTH
IDRB (Taylor Clay Products)
   Series 1999
   4.03%, 07/06/06 (a)(b)                                   2,600          2,600
SAMPSON CNTY INDUSTRIAL
FACILITIES AND POLLUTION CONTROL
FINANCE AUTH
IDRB (Crumpler Plastic Pipe)
   Series 1999
   4.08%, 07/06/06 (a)(b)                                   2,000          2,000
UNION CNTY INDUSTRIAL FACILITIES
AND POLLUTION CONTROL FINANCING
AUTH
RB (Rock-Tenn Converting Co)
   Series 1997
   4.04%, 07/05/06 (a)(b)                                   1,750          1,750
UNIVERSITY OF NORTH CAROLINA AT
CHAPEL HILL
General Revenue and Refunding
   RB Series 2005A
   4.01%, 07/06/06 (a)(c)                                   5,000          5,000
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge
   Apts) Series 2000
   4.04%, 07/05/06 (a)(b)                                   9,805          9,805
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes
   Estates) Series 1999
   4.04%, 07/05/06 (a)(b)                                   6,860          6,860
                                                                     -----------
                                                                         142,375
NORTH DAKOTA 0.5%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
Home Mortgage Finance
   Program Series 2004B
   4.03%, 07/05/06 (a)(c)                                  23,380         23,380
Home Mortgage Finance
   Program Series 2005A
   4.03%, 07/05/06 (a)(c)                                  22,100         22,100
Home Mortgage Finance
   Program Series 2005C
   4.03%, 07/05/06 (a)(c)                                  12,000         12,000
RICHLAND CNTY
Solid Waste Disposal RB (Minn-
   Dak Farmers Coop)
   Series 1996A
   4.17%, 07/06/06 (a)(b)                                   5,445          5,445


                                                         See financial notes. 39

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Solid Waste Disposal RB (Minn-
   Dak Farmers Coop)
   Series 1996B
   4.17%, 07/06/06 (a)(b)                                     500            500
                                                                     -----------
                                                                          63,425
OHIO 0.4%
--------------------------------------------------------------------------------
AKRON, BATH AND COPLEY JOINT
TOWNSHIP HOSPITAL DISTRICT
RB (Summa Health System)
   Series 2004B
   3.99%, 07/06/06 (a)(b)                                   7,500          7,500
CUYAHOGA CNTY
Economic Development RB
   (Hathaway Brown School)
   Series 1999
   3.99%, 07/06/06 (a)(b)                                  12,215         12,215
FRANKLIN CNTY
Hospital RB (The Children's
   Hospital) Series 2003
   3.97%, 07/06/06 (a)(b)(c)                                5,000          5,000
OHIO
RB (Pooled Financing)
   Series 2004
   3.99%, 07/06/06 (a)(b)                                   8,625          8,625
OHIO HFA
Residential Mortgage RB
   Series 2001C
   4.09%, 07/06/06 (a)(c)(d)                                4,275          4,275
M/F Refunding RB (10
   Wilmington Place)
   Series 1991B
   4.02%, 07/07/06 (a)(b)(c)                                8,945          8,945
OHIO HIGHER EDUCATIONAL
FACILITY COMMISSION
RB (Pooled Financing)
   Series 2003B
   3.99%, 07/06/06 (a)(b)                                   4,765          4,765
RB (The Cleveland Institute of
   Music) Series 2005
   3.99%, 07/06/06 (a)(b)                                   5,000          5,000
                                                                     -----------
                                                                          56,325
OKLAHOMA 0.7%
--------------------------------------------------------------------------------
MULDROW PUBLIC WORKS AUTH
IDRB (OK Foods) Series 1995
   4.05%, 07/05/06 (a)(b)                                   4,000          4,000
OKLAHOMA CNTY INDUSTRIAL
AUTH
RB (National Cowboy Hall of
   Fame) Series 1999
   4.00%, 07/06/06 (a)(b)                                     905            905
OKLAHOMA DEVELOPMENT
FINANCE AUTH
RB (Shawnee Funding)
   Series 1996
   4.04%, 07/05/06 (a)(b)                                   3,100          3,100
OKLAHOMA STUDENT LOAN AUTH
Bonds and Notes Series 1998A
   4.01%, 07/05/06 (a)(b)(c)                               33,100         33,100
Bonds and Notes Series 2000A4
   4.01%, 07/05/06 (a)(b)(c)                               20,945         20,945
Bonds and Notes Series 2005A
   4.01%, 07/05/06 (a)(b)(c)                               15,045         15,045
PAYNE CNTY ECONOMIC
DEVELOPMENT AUTH
Student Housing RB (OSUF
   Phase III Student Housing)
   Series 2005
   3.99%, 07/06/06 (a)(b)(c)                                8,500          8,500
                                                                     -----------
                                                                          85,595
OREGON 0.6%
--------------------------------------------------------------------------------
OREGON
GO Veterans' Welfare Bonds
   Series 85
   3.99%, 07/03/06 (a)(c)                                   5,000          5,000
OREGON DEPT OF TRANSPORTATION
Highway User Tax Revenue
   Sr Lien Bonds Series 2006A
   4.01%, 07/06/06 (a)(c)                                  17,700         17,700
OREGON ECONOMIC
DEVELOPMENT COMMISSION
RB (Kettle Foods)
   Series 1998-196
   4.04%, 07/05/06 (a)(b)                                   4,075          4,075
RB (Pendleton Flour Mills)
   Series 1997-182
   4.05%, 07/05/06 (a)(b)                                   3,390          3,390
OREGON FACILITIES AUTH
RB (Quatama Crossing Housing)
   Series 2005A
   3.97%, 07/06/06 (a)(b)                                   9,500          9,500


40 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
OREGON HEALTH AND SCIENCE
UNIVERSITY
Special RB (OHSU Medical
   Group) Series 2004A
   4.00%, 07/05/06 (a)(b)                                   8,700          8,700
OREGON HOUSING AND
COMMUNITY SERVICES DEPT
Mortgage RB (S/F Mortgage
   Program) Series 2005F
   4.04%, 07/05/06 (a)(c)                                  13,685         13,685
S/F Mortgage RB Series 2004L
   4.04%, 07/05/06 (a)(c)                                   5,000          5,000
PORTLAND
M/F Housing RB (Village of
   Lovejoy Fountain)
   Series 1997
   4.04%, 07/05/06 (a)(b)                                   8,500          8,500
Second Lien Sewer System RB
   Series 2006B
   4.01%, 07/06/06 (a)(b)(c)                                3,540          3,540
                                                                     -----------
                                                                          79,090
PENNSYLVANIA 5.0%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL
DEVELOPMENT AUTH
RB (University of Pittsburgh
   Medical Center)
   Series 2005B
   4.09%, 07/06/06 (a)(e)                                  13,000         13,000
RB (UPMC Senior Communities)
   Series 2003
   3.97%, 07/06/06 (a)(b)                                   1,500          1,500
ALLEGHENY CNTY PORT AUTH
Special Revenue Transportation
   Bonds Series 1999
   3.99%, 07/06/06 (a)(b)(c)(d)                             1,000          1,000
BEAVER CNTY IDA
Pollution Control Refunding RB
   (FirstEnergy Nuclear
   Generation Corp)
   Series 2006A
   3.99%, 07/03/06 (a)(b)                                  12,900         12,900
Pollution Control Refunding RB
   (FirstEnergy Nuclear
   Generation Corp)
   Series 2005A
   3.98%, 07/05/06 (a)(b)                                   4,300          4,300
BERKS CNTY
RB (Beacon Container)
   Series 1998A
   4.13%, 07/05/06 (a)(b)                                     380            380
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
   3.97%, 07/06/06 (a)(b)(c)                                3,900          3,900
CENTRAL BUCKS SD
GO Bonds Series 2000A
   4.02%, 07/06/06 (a)(b)(c)                                1,660          1,660
DANIEL BOONE AREA SD
GO Bonds Series 2004
   3.98%, 07/06/06 (a)(b)(c)                                5,880          5,880
DAUPHIN CNTY GENERAL AUTH
RB (Education and Health Loan)
   Series 1997
   4.02%, 07/06/06 (a)(b)(c)                                6,465          6,465
DELAWARE CNTY IDA
RB (YMCA of Philadelphia)
   Series 1999
   4.08%, 07/05/06 (a)(b)                                      90             90
DELAWARE VALLEY REGIONAL
FINANCE AUTH
Local Government RB
   Series 1998A
   4.03%, 07/06/06 (a)(b)(c)(d)                               500            500
   4.05%, 07/06/06 (a)(b)(c)(d)                            13,210         13,210
EASTON AREA SD
GO Bonds Series 2005
   3.97%, 07/06/06 (a)(b)(c)                                1,000          1,000
EMMAUS GENERAL AUTH
Bonds Series 1996
   3.98%, 07/05/06 (a)(b)(c)                                3,625          3,625
ERIE SD
GO Bonds Series 2001A
   4.01%, 07/06/06 (a)(b)(c)(d)                            25,695         25,695
HANOVER PUBLIC SD
GO Bonds Series 2005
   3.97%, 07/06/06 (a)(b)(c)                                  900            900
HARRISBURG AUTH
Water Refunding RB
   Series 2002B
   4.02%, 07/06/06 (a)(b)(c)                                5,000          5,000
Water Refunding RB
   Series 2003A
   4.02%, 07/06/06 (a)(b)(c)                                5,100          5,100


                                                         See financial notes. 41

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
LAMPETER-STRASBURG SD
GO Bonds Series 2004A
   3.99%, 07/06/06 (a)(b)(c)                                6,000          6,000
LUZERNE CNTY IDA
RB (Methodist Homes)
   Series 2003
   4.02%, 07/05/06 (a)(b)                                   2,600          2,600
Water Facility Refunding RB
   (Pennsylvania-American
   Water Co Water Facilities)
   Series A
   4.04%, 07/06/06 (a)(b)(c)(d)                             3,000          3,000
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
   3.99%, 07/06/06 (a)(b)(c)                                3,400          3,400
MERCER CNTY
GO Bonds Series 2001
   4.01%, 07/06/06 (a)(b)(c)(d)                             7,725          7,725
MONTGOMERY CNTY IDA
Pollution Control Refunding RB
   (Peco Energy Co)
   Series 1999A
   3.95%, 07/05/06 (a)(b)                                  28,100         28,100
School RB (Friends' Central
   School) Series 2002
   3.97%, 07/06/06 (a)(b)                                     760            760
Pollution Control Refunding RB
   (Peco Energy Co)
   Series 1994A
   3.56%, 08/14/06 (b)                                     21,560         21,560
NORWIN SD
GO Bonds Series 2001A
   4.01%, 07/06/06 (a)(b)(c)(d)                            11,500         11,500
PENNSYLVANIA
GO Bonds First Series 2003
   4.00%, 07/06/06 (a)(b)(c)(d)                             2,645          2,645
GO Bonds Second Series 2002
   4.00%, 07/06/06 (a)(b)(c)(d)                            14,995         14,995
GO Third Refunding Series 2004
   4.01%, 07/06/06 (a)(b)(c)                               24,745         24,745
PENNSYLVANIA CONVENTION
CENTER AUTH
RB Series 1989A
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,500          4,500
PENNSYLVANIA ECONOMIC
DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak)
   Series 2001B
   4.06%, 07/06/06 (a)(b)                                   2,000          2,000
PENNSYLVANIA ENERGY
DEVELOPMENT AUTH
RB (B&W Ebensburg)
   Series 1986
   4.03%, 07/05/06 (a)(b)                                   4,660          4,660
PENNSYLVANIA HFA
S/F Mortgage RB Drawdown
   Series 2003
   4.04%, 07/06/06 (a)(b)(c)(d)                             3,200          3,200
S/F Mortgage RB Drawdown
   Series 2003A
   4.04%, 07/06/06 (a)(b)(c)(d)                             2,280          2,280
S/F Mortgage RB
   Series 1999A
   4.05%, 07/06/06 (a)(c)(d)                               13,420         13,420
PENNSYLVANIA HIGHER
EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 1997A
   4.05%, 07/05/06 (a)(b)(c)                               28,900         28,900
Student Loan RB Series 2000A
   4.05%, 07/05/06 (a)(b)(c)                               28,075         28,075
Student Loan RB Series 2001A
   4.05%, 07/05/06 (a)(b)(c)                               21,450         21,450
Student Loan RB Series 2003A1
   4.05%, 07/05/06 (a)(b)(c)                                7,000          7,000
Student Loan RB Series 2003A2
   4.05%, 07/05/06 (a)(b)(c)                               38,000         38,000
PENNSYLVANIA HIGHER
EDUCATIONAL FACILITIES AUTH
RB (Drexel University)
   Series 2005B
   3.98%, 07/06/06 (a)(b)(c)                                5,000          5,000
RB (Temple University)
   Series 2006
   4.00%, 07/06/06 (a)(b)(c)                               38,980         38,980
RB (University of Pennsylvania
   Health Services)
   Series 2005A
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,990          5,990


42 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
RB (University of Pennsylvania)
   Series 2005C
   4.01%, 07/06/06 (a)(c)                                   4,870          4,870
PENNSYLVANIA PUBLIC SCHOOL
BUILDING AUTH
School Lease RB (Philadelphia
   SD) Series 2003
   4.03%, 07/05/06 (a)(b)(c)(d)                             6,395          6,395
Lease RB (Philadelphia SD)
   Series 2003
   4.01%, 07/06/06 (a)(b)(c)(d)                             2,658          2,657
RB (Parkland SD)
   Series 1999D
   4.02%, 07/06/06 (a)(b)(c)                               14,265         14,265
School RB (Marple Newton SD)
   Series 2001
   4.01%, 07/06/06 (a)(b)(c)(d)                             4,965          4,965
PENNSYLVANIA TURNPIKE
COMMISSION
RB Series 2004A
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,225          6,225
Turnpike RB Series 2006C
   3.97%, 07/06/06 (a)(b)(c)                               17,000         17,000
PHILADELPHIA GAS WORKS
RB Third Series 2001
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,295          4,295
Revenue Notes CP Series E
   3.37%, 07/06/06 (b)                                     46,000         46,000
PHILADELPHIA IDA
RB Series 1998A
   4.05%, 07/06/06 (a)(b)(c)(d)                            12,710         12,710
PHILADELPHIA SD
TRAN Series Series 2006-07 A
   3.78%, 06/29/07 (b)                                     67,000         67,456
READING SD
GO Bonds Series 2003A
   4.01%, 07/06/06 (a)(b)(c)(d)                             4,225          4,225
SCRANTON REDEVELOPMENT
AUTH
Guaranteed Lease RB
   Series 2004
   4.02%, 07/06/06 (a)(b)                                   2,265          2,265
UNIVERSITY OF PITTSBURGH
Pitt Asset Notes Series 2005
   2.69%, 08/11/06                                         22,000         22,031
WEST CORNWALL TOWNSHIP
MUNICIPAL AUTH
RB (Lebanon Valley Brethren
   Home) Series 1995
   4.03%, 07/05/06 (a)(b)                                     720            720
WESTMORELAND CNTY MUNICIPAL
AUTH
Municipal Service RB
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             3,090          3,090
                                                                     -----------
                                                                         655,759
PUERTO RICO 0.1%
--------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Subordinated RB Series 2003
   3.96%, 07/06/06 (a)(b)(c)(d)                             1,800          1,800
PUERTO RICO INFRASTRUCTURE
FINANCING AUTH
Special Tax Refunding RB
   Series 2005C
   3.98%, 07/06/06 (a)(b)(c)(d)                             3,995          3,995
                                                                     -----------
                                                                           5,795
RHODE ISLAND 1.0%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC
DEVELOPMENT CORP
Airport RB Series 2005A
   4.05%, 07/06/06 (a)(b)(c)(d)                             6,180          6,180
Airport Refunding RB
   Series 2005C
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,980          6,980
RHODE ISLAND HOUSING AND
MORTGAGE FINANCE CORP
Homeownership Opportunity
   Bonds Series 1998-29A
   4.12%, 07/06/06 (a)(c)(d)                               19,020         19,020
RHODE ISLAND IDA
IDRB (Greystone of Lincoln)
   Series 2000
   4.20%, 07/06/06 (a)(b)                                   1,400          1,400
RHODE ISLAND STUDENT
LOAN AUTH
RB Series 1995-1
   4.03%, 07/05/06 (a)(b)(c)                               30,000         30,000
RB Series 1996-1
   4.03%, 07/05/06 (a)(b)(c)                               19,000         19,000


                                                         See financial notes. 43

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
RB Series 1996-2
   4.03%, 07/05/06 (a)(b)(c)                               20,000         20,000
RB Series 1996-3
   4.03%, 07/05/06 (a)(b)(c)                               23,000         23,000
                                                                     -----------
                                                                         125,580
SOUTH CAROLINA 1.1%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER
EDUCATION COMMISSION
Student Housing RB (University
   of South Carolina-Beaufort
   Student Housing)
   Series 2005
   3.99%, 07/06/06 (a)(b)                                  16,540         16,540
BERKELEY CNTY SD
School Building Bonds
   Series 2002
   4.01%, 07/05/06 (a)(b)(c)(d)                             7,575          7,575
CHARLESTON WATER AND SEWER
Capital Improvement RB
   Series 2006B
   4.00%, 07/06/06 (a)(c)                                  10,000         10,000
FLORENCE CNTY PUBLIC FACILITIES
CORP
Refunding COP (Law
   Enforcement and Civic
   Centers) Series 2003
   4.02%, 07/06/06 (a)(b)(c)                               22,600         22,600
GREENVILLE IDA
IDRB (Stevens Aviation
   Technical Services)
   Series 1997
   4.08%, 07/06/06 (a)(b)                                   3,500          3,500
SOUTH CAROLINA HOUSING AND
DEVELOPMENT AUTH
M/F Rental Housing RB (Ashley
   Apts) Series 1999
   4.04%, 07/05/06 (a)(b)                                   3,895          3,895
M/F Rental Housing RB
   (Piedmont Manor Apts)
   Series 2000B1
   4.04%, 07/05/06 (a)(b)                                   5,755          5,755
M/F Rental Housing RB
   (Spartanburg Terrace Apts)
   Series 2000C1
   4.04%, 07/05/06 (a)(b)                                   1,960          1,960
M/F Rental Housing Refunding
   RB (Fairway Apts)
   Series 2001A
   4.01%, 07/05/06 (a)(b)                                   7,735          7,735
SOUTH CAROLINA JOBS
ECONOMIC DEVELOPMENT AUTH
RB (Holcim) Series 2003
   4.12%, 07/06/06 (a)(b)                                   6,250          6,250
SOUTH CAROLINA PUBLIC SERVICE
AUTH
Revenue Obligations
   Series 2006A
   4.00%, 07/06/06 (a)(b)(c)(d)                             6,000          6,000
SOUTH CAROLINA TRANSPORTATION
INFRASTRUCTURE BANK
RB Series 1999A
   2.98%, 07/06/06 (a)(b)(c)(d)                            22,610         22,610
Refunding RB Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                            28,940         28,940
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co)
   Series 1991
   4.03%, 07/06/06 (a)(b)                                   4,750          4,750
                                                                     -----------
                                                                         148,110
SOUTH DAKOTA 0.3%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH AND
EDUCATIONAL FACILITIES AUTH
RB (McKenna Hospital)
   Series 1994
   4.02%, 07/07/06 (a)(b)(c)                               26,330         26,330
SOUTH DAKOTA HOUSING
DEVELOPMENT AUTH
Homeownership Mortgage
   Bonds Series 2004G
   4.03%, 07/05/06 (a)(c)                                  11,000         11,000
M/F Housing RB (Harmony
   Heights) Series 2001
   4.10%, 07/06/06 (a)(b)                                   6,500          6,500
                                                                     -----------
                                                                          43,830
TENNESSEE 4.4%
--------------------------------------------------------------------------------
BRISTOL HEALTH AND EDUCATIONAL
FACILITIES BOARD
RB (King College) Series 2001
   4.00%, 07/06/06 (a)(b)                                   6,050          6,050


44 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
CARTER CNTY IDB
M/F Housing Refunding RB
   (Willow Run Apts)
   Series 1990
   4.10%, 07/07/06 (a)(b)                                   6,675          6,675
CHATTANOOGA HEALTH,
EDUCATION AND HOUSING
FACILITY BOARD
RB (Baylor School) Series 1996
   3.99%, 07/05/06 (a)(b)                                   1,335          1,335
THA Program RB (Cumberland
   Medical Center)
   Series 2004A
   3.98%, 07/06/06 (a)(b)                                  45,670         45,670
CLARKSVILLE PUBLIC BUILD AUTH
Pooled Financing RB (Tennessee
   Municipal Bond Fund)
   Series 2001
   4.05%, 07/03/06 (a)(b)                                   6,320          6,320
Pooled Financing RB (Tennessee
   Municipal Bond Fund)
   Series 2003
   4.05%, 07/03/06 (a)(b)                                   1,745          1,745
Pooled Financing RB (Tennessee
   Municipal Bond Fund)
   Series 1997
   4.00%, 07/06/06 (a)(b)                                   3,955          3,955
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
   4.05%, 07/05/06 (a)(b)                                   3,300          3,300
GRUNDY CNTY IDB
Limited Obligation RB (Toyo
   Seat USA Corp) Series 2001
   4.17%, 07/06/06 (a)(b)                                   2,810          2,810
HENDERSONVILLE IDB
Refunding IDRB (Betty
   Machine Co) Series 2001
   4.04%, 07/05/06 (a)(b)                                   3,345          3,345
JACKSON HEALTH, EDUCATIONAL
AND HOUSING FACILITY BOARD
M/F Housing RB (Patrician
   Terrace Apts) Series 2005
   4.02%, 07/06/06 (a)(b)                                   2,400          2,400
JACKSON IDB
Solid Waste Facility Bonds
   (Ameristeel Corp)
   Series 1997
   4.05%, 07/06/06 (a)(b)                                   3,800          3,800
MCMINN CNTY IDA
Solid Waste Disposal Facilities
   RB (Bowater) Series 1999
   4.03%, 07/06/06 (a)(b)                                  13,500         13,500
MEMPHIS
Electric System Subordinate
   RB Series 2003A
   4.01%, 07/06/06 (a)(b)(c)(d)                             2,800          2,800
METROPOLITAN GOVERNMENT OF
NASHVILLE AND DAVIDSON CNTY
HEALTH AND EDUCATIONAL
FACILITIES BOARD
RB (Ensworth School)
   Series 2002
   3.99%, 07/05/06 (a)(b)                                   7,525          7,525
M/F Housing RB (Burning
   Tree Apts) Series 2005
   4.02%, 07/06/06 (a)(b)                                   8,815          8,815
M/F Housing RB (Chippington
   Tower Apts I & II)
   Series 2005
   4.09%, 07/06/06 (a)(b)                                  13,500         13,500
M/F Housing Refunding RB
   (Brentwood Oaks Apts)
   Series 1991
   4.00%, 07/06/06 (a)(b)                                  10,220         10,220
RB (Ascension Health Credit
   Group) Series 2001B1
   2.85%, 08/03/06 (a)                                     35,000         35,000
METROPOLITAN GOVERNMENT OF
NASHVILLE AND DAVIDSON CNTY
IDB
Educational Facilities Refunding
   RB (David Lipscomb
   University) Series 2003
   3.99%, 07/05/06 (a)(b)                                   7,900          7,900
M/F Housing RB (Arbor Crest)
   Series 1985B
   4.00%, 07/06/06 (a)(b)                                  12,750         12,750


                                                         See financial notes. 45

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
M/F Housing RB (Arbor Knoll)
   Series 1985A
   4.00%, 07/06/06 (a)(b)                                  13,400         13,400
METROPOLITAN NASHVILLE AIRPORT
AUTH
Passenger Facility Charge
   Refunding Bonds
   Series 2003
   4.04%, 07/05/06 (a)(b)                                   5,600          5,600
MONTGOMERY CNTY PUBLIC
BUILDING AUTH
Pooled Financing RB (Tennessee
   Cnty Loan Pool)
   Series 2002
   4.05%, 07/03/06 (a)(b)                                   9,440          9,440
SEVIER CNTY PUBLIC BUILDING
AUTH
Public Improvement Bonds
   Series 1995C1
   4.00%, 07/06/06 (a)(b)(c)                                2,570          2,570
Public Improvement Bonds
   Series 1996E4
   4.00%, 07/06/06 (a)(b)(c)                                1,960          1,960
Public Improvement Bonds
   Series 1996E5
   4.00%, 07/06/06 (a)(b)(c)                                1,135          1,135
Public Improvement Bonds
   Series 1996II-C
   4.00%, 07/06/06 (a)(b)(c)                                  700            700
SHELBY CNTY HEALTH, EDUCATION
AND HOUSING FACILITY BOARD
M/F Housing RB (TUP I)
   Series 1997A
   4.12%, 07/05/06 (a)(b)                                   5,000          5,000
RB (Rhodes College)
   Series 2000
   3.99%, 07/06/06 (a)(b)                                   9,465          9,465
RB (St Benedict at Auburndale
   High School) Series 2003
   4.00%, 07/06/06 (a)(b)                                   4,880          4,880
RB (The Hutchison School)
   Series 2005
   3.99%, 07/06/06 (a)(b)                                  10,000         10,000
TENNERGY CORP
Gas RB Series 2006A
   4.03%, 07/06/06
   (a)(b)(c)(d)                                           115,000        115,000
TENNESSEE
GO TECP Series A
   3.57%, 08/07/06                                         30,000         30,000
   3.64%, 08/10/06                                         50,000         50,000
   3.58%, 08/14/06                                         20,000         20,000
   3.77%, 08/14/06                                          2,800          2,800
TENNESSEE HOUSING
DEVELOPMENT AGENCY
Homeownership Program
   Bonds Series 2001-1C
   4.10%, 07/06/06 (a)(c)(d)                                5,650          5,650
VOLUNTEER STUDENT LOAN
FUNDING CORP
RB Series 1987A1
   4.04%, 07/05/06 (a)(b)                                  15,000         15,000
RB Series 1987A2
   4.04%, 07/05/06 (a)(b)                                  13,700         13,700
RB Series 1987A3
   4.04%, 07/05/06 (a)(b)                                  59,700         59,700
                                                                     -----------
                                                                         575,415
TEXAS 16.2%
--------------------------------------------------------------------------------
ALVIN INDEPENDENT SD
Unlimited Schoolhouse RB
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,175          6,175
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical
   Lutheran Good Samaritan
   Society) Series 1997
   4.02%, 07/06/06 (a)(b)                                   3,155          3,155
AUSTIN
Water and Wastewater
   Refunding RB
   Series 2001 A&B
   4.01%, 07/05/06 (a)(b)(c)(d)                             6,425          6,425
Electric Utility System
   Refunding RB Series 2006
   4.01%, 07/06/06 (a)(b)(c)                               28,275         28,275
Public Improvement Bonds
   Series 2000
   4.02%, 07/06/06 (a)(c)(d)                                6,000          6,000


46 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Water and Wastewater
   Refunding Bonds
   Series 2001 A&B
   4.01%, 07/06/06 (a)(b)(c)                                4,600          4,600
AUSTIN CONVENTION
ENTERPRISES INC
Hotel Second Tier RB (Texas
   Convention Center)
   Series 2001B
   4.03%, 07/06/06 (a)(b)(c)(d)                             9,325          9,325
AUSTIN ELECTRIC, WATER AND
SEWER SYSTEM
Water and Wastewater
   Refunding RB Series 2005
   4.01%, 07/06/06 (a)(b)(c)                                3,025          3,025
BEXAR COUNTY HOUSING
FINANCE CORP
M/F Housing RB (Villages at
   Lost Creek Apts)
   Series 2006A1
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,160          9,160
BRAZOS RIVER AUTH
Pollution Control Refunding RB
   (TXU Electric Co)
   Series 2001D1
   4.02%, 07/05/06 (a)(b)                                  14,300         14,300
BROWNVILLE UTILITY SYSTEM
Revenue Improvement and
   Refunding Bonds
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,985          6,985
COLLIN CNTY HFA
M/F Housing RB (Huntington
   Apts) Series 1996
   4.07%, 07/06/06 (a)(b)                                   6,150          6,150
CYPRESS-FAIRBANKS
INDEPENDENT SD
Schoolhouse and Refunding
   Bonds Series 2006
   4.01%, 07/06/06 (a)(b)(c)                               33,080         33,080
DALLAS
GO Bonds Series 2005
   4.01%, 07/06/06 (a)(c)                                  37,105         37,105
Waterworks and Sewer System
   CP Series B
   3.60%, 08/07/06 (c)                                     26,770         26,770
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax RB
   Series 2001
   4.02%, 07/06/06 (a)(b)(c)(d)                            16,130         16,130
DALLAS FORT WORTH INTERNATIONAL
AIRPORT
Joint Improvement and
   Refunding RB Series 2001A
   4.04%, 07/06/06 (a)(b)(c)(d)                             4,000          4,000
Joint Improvement and
   Refunding RB Series 2002A
   4.05%, 07/06/06 (a)(b)(c)(d)                             8,995          8,995
Joint Improvement RB
   Series 2003A
   4.05%, 07/06/06 (a)(b)(c)(d)                            14,990         14,990
Joint RB Series 2003A
   4.04%, 07/06/06 (a)(b)(c)(d)                             2,500          2,500
   4.05%, 07/06/06 (a)(b)(c)(d)                             6,370          6,370
DALLAS INDEPENDENT SD
Unlimited Tax School Building
   Bonds Series 2006
   4.02%, 07/06/06 (a)(b)(c)(d)                            14,575         14,575
DALLAS WATER AND SEWER
UTILITIES
Refunding and Improvement
   RB Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                             6,500          6,500
DENTON UTILITY SYSTEM
RB Series 2000A
   4.01%, 07/06/06 (a)(b)(c)(d)                             5,230          5,230
DUNCANVILLE INDEPENDENT SD
Unlimited Tax Refunding
   Bonds Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                            10,355         10,355
EL PASO
GO Bonds Series 2006
   4.00%, 07/06/06 (a)(b)(c)                                4,000          4,000
Water and Sewer Refunding RB
   Series 1998
   4.12%, 07/06/06 (a)(b)(c)(d)                             8,455          8,455
EL PASO CNTY HOSPITAL DISTRICT
Combination Tax and Revenue
   Certificates of Obligation
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)                                6,500          6,500


                                                         See financial notes. 47

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
GARLAND INDEPENDENT SD
Unlimited Tax School Building
   Bonds Series 2004B
   3.72%, 06/15/07 (a)(b)(c)                                7,125          7,108
GOOSE CREEK CONSOLIDATED
INDEPENDENT SD
Unlimited Tax Schoolhouse and
   Refunding Bonds
   Series 2006
   4.01%, 07/06/06 (a)(b)(c)                               19,975         19,975
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co)
   Series 1994
   4.12%, 07/05/06 (a)(b)                                   1,155          1,155
GRAPEVINE IDA
Airport Improvement RB
   (Simuflite Training
   International) Series 1983A
   3.65%, 04/02/07 (a)(b)                                  19,000         19,000
GREATER EAST TEXAS STUDENT
LOAN CORP
RB Series 1992B
   2.85%, 07/03/06 (a)(b)                                  14,000         14,000
RB Series 1995B
   2.85%, 07/03/06 (a)(b)                                  10,000         10,000
RB Series 1992B
   4.02%, 07/06/06 (a)(b)                                  30,200         30,200
Refunding RB Series 1993A
   4.02%, 07/06/06 (a)(b)                                  48,150         48,150
Refunding RB Series 1993B
   4.02%, 07/06/06 (a)(b)                                  23,400         23,400
GREATER TEXAS STUDENT LOAN
CORP
RB Series 1998A
   4.02%, 07/06/06 (a)(b)                                  10,250         10,250
GULF COAST IDA
IDRB (Gruma Corp)
   Series 1994
   4.07%, 07/05/06 (a)(b)                                   6,440          6,440
HARRIS CNTY
Jr Lien Special RB (Rodeo)
   Series 2001C
   4.03%, 07/06/06 (a)(b)(c)                                1,800          1,800
Permanent Improvement
   Refunding Bonds
   Series 2004A
   4.01%, 07/06/06 (a)(c)(d)                               21,065         21,065
Toll Road Sr Lien Refunding RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,470          6,470
HARRIS CNTY FLOOD CONTROL
DISTRICT
Contract Tax TECP Series F
   3.61%, 07/18/06 (b)                                     26,105         26,105
   3.57%, 08/04/06 (b)                                     14,690         14,690
   3.64%, 08/10/06 (b)                                     16,000         16,000
HARRIS CNTY HEALTH FACILITY
DEVELOPMENT CORP
RB (SCH Health Care)
   Series 1997B
   4.02%, 07/06/06 (a)(b)(c)(d)                            14,850         14,850
HARRIS CNTY HFA
M/F Housing RB (Dominion
   Square Apts) Series 2000
   4.09%, 07/06/06 (a)(b)                                   2,825          2,825
M/F Housing RB (Village At
   Cornerstone Apts)
   Series 2004
   4.02%, 07/06/06 (a)(b)                                   8,360          8,360
HAYS CONSOLIDATED
INDEPENDENT SD
Unlimited Tax Refunding Bonds
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             3,685          3,685
HOCKLEY IDA
Pollution Control RB (AMOCO)
   Series 1983
   3.20%, 09/01/06 (a)                                     52,000         51,931
HOUSTON
Public Improvement Refunding
   Bonds Series 1998A
   4.02%, 07/06/06 (a)(c)(d)                               21,655         21,655
Water and Sewer System Jr
   Lien Refunding RB
   Series 2002A
   4.05%, 07/06/06 (a)(b)(c)(d)                             6,530          6,530
TRAN Series 2006
   3.69%, 06/29/07                                         17,000         17,130


48 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
HOUSTON COMBINED UTILITY
SYSTEM
First Lien Refunding RB
   Series 2004A
   4.01%, 07/06/06 (a)(b)(c)(d)                             5,330          5,330
First Lien Refunding RB
   Series 2005A
   3.65%, 07/06/06 (a)(b)(c)(d)                            15,190         15,190
HOUSTON HIGHER EDUCATION
FINANCE CORP
Higher Education Refunding
   RB (Rice University)
   Series 2006A
   3.90%, 07/05/06 (a)(c)                                  21,600         21,600
HOUSTON INDEPENDENT SD
Limited Tax School Building
   Bonds Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,730          5,730
Limited Tax Schoolhouse and
   Refunding Bonds
   Series 2003
   4.01%, 07/06/06 (a)(b)(c)(d)                             5,290          5,290
Limited Tax Schoolhouse Bonds
   Series 2004
   3.63%, 06/15/07 (a)(b)(c)                               50,000         50,000
JEWETT ECONOMIC
DEVELOPMENT CORP
IDRB (Nucor Corp)
   Series 2003
   4.05%, 07/05/06 (a)                                      6,200          6,200
KATY INDEPENDENT SD
Unlimited Tax School Building
   Bonds Series 2000A
   4.02%, 07/06/06 (a)(b)(c)(d)                            10,145         10,145
KELLER INDEPENDENT SD
Unlimited Tax School Building
   and Refunding Bonds
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,810          4,810
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract
   RB (Formosa Plastics Corp)
   Series 1990
   4.06%, 07/05/06 (a)(b)(d)(e)                            13,600         13,600
LEANDER INDEPENDENT SD
Unlimited Tax School Building
   and Refunding Bonds
   Series 2003
   4.02%, 07/06/06 (a)(b)(c)(d)                            10,000         10,000
LOWER COLORADO RIVER AUTH
Refunding RB Series 1999A
   4.02%, 07/06/06 (a)(b)(c)(d)                            10,770         10,770
LOWER NECHES RIVER AUTH
Exempt Facilities Refunding RB
   (Exxon Mobil) Series 2001A
   3.88%, 07/03/06 (a)                                      7,000          7,000
MANSFIELD IDA
IDRB (Southern Champion Tray)
   Series 1999
   4.04%, 07/05/06 (a)(b)                                   1,600          1,600
MATAGORDA CNTY NAVIGATION
DISTRICT NO.1
Refunding RB (Houston
   Lighting and Power Co)
   4.06%, 07/05/06 (a)(b)(c)(d)                             6,950          6,950
MIDLAND COLLEGE DISTRICT
GO Bonds Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             5,540          5,540
MIDLOTHIAN INDEPENDENT SD
Unlimited Tax School Building
   and Refunding Bonds
   Series 2004
   4.02%, 07/06/06 (a)(b)(c)(d)                             8,840          8,840
NORTH EAST INDEPENDENT SD
Unlimited Tax Refunding Bonds
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             1,980          1,980
Unlimited Tax School Building
   Bonds Series 2004
   4.00%, 07/06/06 (a)(b)(c)(d)                            14,000         14,000
NORTH TEXAS HIGHER EDUCATION
AUTH
Student Loan RB Series 1998
   4.04%, 07/05/06 (a)(b)                                   9,000          9,000
Student Loan RB Series 2005A
   4.05%, 07/05/06 (a)(b)(c)                               20,600         20,600
Student Loan RB Series 2005C
   4.05%, 07/05/06 (a)(b)                                  50,000         50,000


                                                         See financial notes. 49

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
NORTH TEXAS MUNICIPAL WATER
DISTRICT
Water System RB
Series 2006
   4.01%, 07/06/06 (a)(b)(c)(d)                            22,895         22,895
NORTHWEST INDEPENDENT SD
Unlimited Tax Refunding Bonds
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                            29,215         29,215
PANHANDLE PLAINS HIGHER
EDUCATION AUTH
Student Loan RB Series 1991A
   4.03%, 07/05/06 (a)(b)(c)                               32,400         32,400
Student Loan RB Series 1992A
   4.03%, 07/05/06 (a)(b)(c)                               19,100         19,100
Student Loan RB Series 1993A
   4.03%, 07/05/06 (a)(b)(c)                               21,700         21,700
PORT ARTHUR INDEPENDENT SD
Unlimited Tax School Building
   Bonds Series 2005
   4.02%, 07/06/06 (a)(b)(c)(d)                            23,395         23,395
SAN ANTONIO
Airport System Revenue
   Improvement Bonds
   Series 2002
   4.05%, 07/06/06 (a)(b)(c)(d)                             9,240          9,240
Electric and Gas Systems RB
   New Series 2005
   4.01%, 07/06/06 (a)(b)(c)                                3,000          3,000
SAN ANTONIO EMPOWERMENT
ZONE DEVELOPMENT CORP
Contract RB (Drury Southwest
   Hotel) Series 2005
   4.05%, 07/06/06 (a)(b)                                  10,450         10,450
SAN ANTONIO IDA
IDRB (Gruma Corp)
   Series 1994
   4.07%, 07/05/06 (a)(b)                                   4,095          4,095
SPRING INDEPENDENT SD
Unlimited Tax Schoolhouse
   Bonds Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                            13,805         13,805
TEXAS
GO Refunding Bonds (College
   Student Loan) Series 2003
   2.85%, 07/03/06 (a)(c)                                  30,630         30,630
GO Bonds (Veterans' Housing
   Assistance Program-Fund II)
   Series 2002A2
   4.03%, 07/05/06 (a)(c)(d)                                6,000          6,000
GO Bonds (Veterans' Housing
   Assistance Program-Fund II)
   Series 2005A
   4.02%, 07/05/06 (a)(c)                                  16,200         16,200
TRAN Series 2005
   3.50%, 08/31/06                                        519,310        520,296
Transportation Commission GO
   Mobility Fund Bonds
   Series 2006
   3.58%, 04/01/07                                         18,350         18,441
TEXAS A&M BOARD OF REGENTS
Permanent University Fund
   Bonds Series 1998
   4.00%, 07/06/06 (a)(c)(d)                               15,000         15,000
Permanent University Fund
   Bonds Series 2004B
   4.01%, 07/06/06 (a)(c)(d)                                6,500          6,500
TEXAS DEPT OF HOUSING AND
COMMUNITY AFFAIRS
M/F Housing RB (Canal Place
   Apts) Series 2005A
   4.05%, 07/05/06 (a)(b)                                  15,000         15,000
M/F Housing RB (Creek Point
   Apts) Series 2000
   4.02%, 07/05/06 (a)(b)                                   6,685          6,685
M/F Housing RB (Atascocita
   Pines Apts) Series 2005
   4.05%, 07/06/06 (a)(b)                                  11,900         11,900
M/F Housing RB (Bristol Apts)
   Series 2004
   4.02%, 07/06/06 (a)(b)                                   8,625          8,625
M/F Housing RB (Lafayette
   Village Apts) Series 2005
   4.05%, 07/06/06 (a)(b)                                   7,100          7,100
M/F Housing RB (Montgomery
   Pines Apts) Series 2004
   4.02%, 07/06/06 (a)(b)                                  12,300         12,300
M/F Housing RB (Pinnacle
   Apts) Series 2004
   4.02%, 07/06/06 (a)(b)                                   7,000          7,000


50 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
M/F Housing RB (Tower Ridge
   Apts) Series 2005
   4.09%, 07/06/06 (a)(b)                                  15,000         15,000
Residential Mortgage RB
   Series 1998A
   4.12%, 07/06/06 (a)(c)(d)                               14,950         14,950
Residential Mortgage Refunding
   RB Series 2003A
   4.04%, 07/06/06 (a)(c)(d)                               10,000         10,000
S/F Mortgage RB
   Series 2002 A&B
   4.05%, 07/06/06 (a)(b)(c)(d)                             4,115          4,115
S/F Mortgage RB
   Series 2004D
   4.01%, 07/06/06 (a)(b)(c)                               23,400         23,400
TEXAS DEPT OF TRANSPORTATION
GO Mobility Funds Series 2006
   4.01%, 07/06/06 (a)(c)                                   6,805          6,805
State Highway Fund First Tier
   RB Series 2006A
   4.01%, 07/06/06 (a)(c)                                  26,125         26,125
TEXAS MUNICIPAL GAS CORP
Sr Lien Gas Reserve RB
   Series 1998
   3.97%, 07/05/06 (a)(b)(c)                                1,790          1,790
TEXAS STATE AFFORDABLE
HOUSING CORP
S/F Mortgage RB (Professional
   Educators Home Loan
   Program) Series 2006A
   4.06%, 07/05/06 (a)(b)(c)(d)                            17,784         17,784
TEXAS STATE UNIVERSITY SYSTEM
BOARD OF REGENTS
Revenue Financing System RB
   Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                            19,410         19,410
   4.01%, 07/06/06 (a)(b)(c)(d)                             8,130          8,130
TEXAS TRANSPORTATION
COMMISSION
Mobility Fund Bonds
   Series 2005A
   4.01%, 07/06/06 (a)(c)(d)                               64,860         64,860
TRINITY RIVER AUTH
Solid Waste Disposal RB
   (Community Waste Disposal)
   Series 1999
   4.03%, 07/05/06 (a)(b)                                   3,410          3,410
Improvement and Refunding RB
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                            10,380         10,380
UNIVERSITY OF TEXAS
Permanent University Fund
   Flexible Rate Notes Series A
   3.38%, 08/08/06                                         21,300         21,300
                                                                     -----------
                                                                       2,114,510
UTAH 0.9%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply Refunding RB
   Series 1996C
   4.01%, 07/06/06 (a)(b)(c)(d)                            15,330         15,330
Power Supply Refunding RB
   Series 1998A
   4.01%, 07/06/06 (a)(b)(c)(d)                             9,995          9,995
SALT LAKE CITY
Hospital RB (IHC Health
   Services)
   Series 2001
   4.02%, 07/06/06 (a)(b)(c)(d)                            26,730         26,730
UNIVERSITY OF UTAH
Student Loan RB Series 1993A
   4.05%, 07/05/06 (a)(b)                                   5,000          5,000
Refunding RB (Auxiliary and
   Campus Facilities)
   Series 1998A
   4.02%, 07/06/06 (a)(b)(c)(d)                            30,060         30,060
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB
   Series 1998C
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,695          9,695
UTAH STATE BOARD OF REGENTS
Student Loan RB
   Series 2005W
   4.05%, 07/05/06 (a)(b)(c)                               25,280         25,280
                                                                     -----------
                                                                         122,090


                                                         See financial notes. 51

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
VERMONT 0.1%
--------------------------------------------------------------------------------
VERMONT ECONOMIC
DEVELOPMENT AUTH
IDRB (Agri-Mark)
   Series 1999A
   4.07%, 07/06/06 (a)(b)                                  17,000         17,000
IDRB (Agri-Mark)
   Series 1999B
   4.07%, 07/06/06 (a)(b)                                   1,000          1,000
                                                                     -----------
                                                                          18,000
VIRGINIA 0.4%
--------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of
   Ballston Apts) Series 2005
   4.04%, 07/05/06 (a)(b)                                  14,500         14,500
KING GEORGE CNTY
Solid Waste Disposal Facility
   RB (Garnet) Series 1996
   4.05%, 07/06/06 (a)(b)                                   3,700          3,700
MONTGOMERY CNTY IDA
RB (Virginia Tech Foundation)
   Series 2001B
   4.07%, 07/06/06 (a)(b)                                     695            695
NEWPORT NEWS IDA
RB (CNU Warwick Student
   Apts) Series 2004
   4.00%, 07/06/06 (a)(b)                                   4,300          4,300
NORFOLK
Parking System Refunding RB
   Series 2000B
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,450          9,450
NORFOLK REDEVELOPMENT AND
HOUSING AUTH
RB (E2F Student Housing I)
   Series 2005
   4.00%, 07/06/06 (a)(b)                                   7,000          7,000
PORTSMOUTH REDEVELOPMENT
AND HOUSING AUTH
M/F Housing RB (Churchland
   North Apts) Series 1999
   4.04%, 07/05/06 (a)(b)                                   6,235          6,235
VIRGINIA BEACH DEVELOPMENT
AUTH
M/F Residential Rental Housing
   RB (Silver Hill at Thalia)
   Series 1999
   4.04%, 07/05/06 (a)(b)                                   4,000          4,000
VIRGINIA PORT AUTH
RB (2002 Resolution)
   Series 2005A
   4.04%, 07/06/06 (a)(b)(c)(d)                             2,630          2,630
                                                                     -----------
                                                                          52,510
WASHINGTON 4.9%
--------------------------------------------------------------------------------
CACADE WATER ALLIANCE
Water System RB Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                             8,685          8,685
CENTRAL PUGET SOUND REGIONAL
TRANSIT AUTH
Sales Tax RB Series 2005A
   3.45%, 07/06/06 (a)(b)(c)(d)                             7,951          7,951
CLARK CNTY SD
No.37 (Vancouver) Unlimited Tax
   Deferred Interest GO Bonds
   Series 2001C
   4.04%, 07/06/06 (a)(b)(c)(d)                            15,245         15,245
DOUGLAS CNTY DEVELOPMENT
CORP
RB (Executive Flight)
   Series 1998
   4.05%, 07/06/06 (a)(b)                                   6,100          6,100
EATONVILLE SD NO.404
Unlimited Tax GO Bonds
   Series 2006
   4.02%, 07/06/06 (a)(b)(c)(d)                             8,745          8,745
ENERGY NORTHWEST
Electric Refunding RB
   (Columbia Generating Station)
   Series 2006A
   4.01%, 07/06/06 (a)(c)                                  20,670         20,670
Refunding Electric RB (Columbia
   Generating Station No.3)
   Series 2001A
   4.02%, 07/06/06 (a)(b)(c)(d)                            29,700         29,700
Refunding Electric RB (Project
   No.1) Series 2002A
   4.01%, 07/06/06 (a)(b)(c)(d)                            35,605         35,605


52 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Refunding Electric RB (Project
   No.3) Series 2003A
   4.01%, 07/06/06 (a)(b)(c)(d)                             8,690          8,690
Project 1 Electric Refunding RB
   Series 2006A
   3.70%, 07/01/07                                         15,000         15,189
EVERETT IDA
Exempt Facilities RB (Kimberly-
   Clark Corp) Series 2002
   4.05%, 07/05/06 (a)                                      3,200          3,200
RB (Partners Trust I/Synsor)
   Series 1996
   4.05%, 07/05/06 (a)(b)                                   3,100          3,100
FAIRFAX CNTY ECONOMIC
DEVELOPMENT AUTH
RB (Laurel Hill Public Facilities)
   Series 2003
   3.54%, 07/06/06 (a)(c)(d)                                5,420          5,420
KING CNTY
Sewer Refunding RB
   Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                             7,670          7,670
KING CNTY RURAL LIBRARY
DISTRICT
Unlimited Tax GO Bonds
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                            11,555         11,555
OLYMPIA
Solid Waste RB (LeMay
   Enterprises) Series 1999
   4.03%, 07/05/06 (a)(b)                                   5,075          5,075
PIERCE CNTY
IDRB (McFarland Cascade)
   Series 1996
   4.07%, 07/06/06 (a)(b)                                   3,945          3,945
Unlimited Tax GO Bonds
   Series 2001
   2.98%, 07/06/06 (a)(b)(c)(d)                            43,655         43,655
PIERCE CNTY ECONOMIC
DEVELOPMENT CORP
RB (Flex-A-Lite Consolidated)
   Series 1996
   4.05%, 07/05/06 (a)(b)                                   2,100          2,100
RB (K&M Holdings II)
   Series 1997
   4.09%, 07/05/06 (a)(b)                                   1,300          1,300
Solid Waste RB (LeMay
   Enterprises) Series 1999
   4.03%, 07/05/06 (a)(b)                                   1,645          1,645
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay
   Enterprises) Series 1999
   4.03%, 07/05/06 (a)(b)                                   1,035          1,035
PORT OF MOSES LAKE PUBLIC
CORP
RB (National Frozen Foods
   Corp) Series 1997
   4.00%, 07/05/06 (a)(b)                                   1,000          1,000
PORT OF SEATTLE
Special Facility RB (Terminal 18)
   Series 1999B
   4.06%, 07/05/06 (a)(b)(c)(d)                            49,795         49,795
Subordinate Lien RB
   Series 2005
   4.05%, 07/05/06 (a)(b)                                   8,500          8,500
RB Series 2001B
   4.04%, 07/06/06 (a)(b)(c)(d)                             4,430          4,430
RB Series 2003A
   4.01%, 07/06/06 (a)(b)(c)(d)                             1,000          1,000
Subordinate Lien RB
   Series 1999B
   4.04%, 07/06/06 (a)(b)(c)(d)                             2,875          2,875
PORT OF TACOMA
RB Series 2005
   4.04%, 07/06/06 (a)(b)(c)(d)                             6,280          6,280
SEATTLE
Drainage and Wastewater
   Refunding RB Series 2002
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,875          6,875
SEATTLE HOUSING AUTH
RB (Casa Pacifica Apts)
   Series 1997
   4.05%, 07/05/06 (a)(b)                                   2,850          2,850
RB (CHHIP and HRG)
   Series 1996
   4.05%, 07/05/06 (a)(b)                                   3,335          3,335
SNOHOMISH CNTY PUBLIC UTILITY
DISTRICT NO.1
Electric System Refunding RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             7,425          7,425


                                                         See financial notes. 53

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
TACOMA HOUSING AUTH
RB (Crown Assisted Living)
   Series 1998
   4.04%, 07/05/06 (a)(b)                                   3,010          3,010
WASHINGTON
GO Bonds Series 1998C
   4.02%, 07/06/06 (a)(c)(d)                               12,150         12,150
GO Bonds Series 2000B
   4.02%, 07/06/06 (a)(c)(d)                               13,380         13,380
GO Bonds Series 2003A
   4.02%, 07/06/06 (a)(b)(c)(d)                             5,170          5,170
Motor Vehicle Fuel Tax GO Bonds
   Series 2006B
   4.01%, 07/06/06 (a)(b)(c)(d)                             2,500          2,500
Unlimited GO Bonds Series B
   4.02%, 07/06/06 (a)(b)(c)(d)                            30,485         30,485
Various Purpose GO Bonds
   Series 2005D
   4.01%, 07/06/06 (a)(b)(c)(d)                             9,415          9,415
Various Purpose GO Bonds
   Series 2006D
   4.00%, 07/06/06 (a)(b)(c)                                8,660          8,660
   4.01%, 07/06/06 (a)(b)(c)(d)                            11,360         11,360
Various Purpose GO Refunding
   Bonds Series R-2005A
   4.01%, 07/06/06 (a)(b)(c)                                2,880          2,880
WASHINGTON ECONOMIC
DEVELOPMENT FINANCE AUTH
Lease RB (Washington
   Biomedical Research
   Properties II) Series 2005E
   4.01%, 07/05/06 (a)(b)(c)(d)                            14,620         14,620
RB (Hunter Douglas)
   Series 1997A
   4.04%, 07/05/06 (a)(b)                                   3,500          3,500
Solid Waste Disposal RB
   (Cedar Grove Composting)
   Series 2004B
   4.03%, 07/05/06 (a)(b)                                   5,600          5,600
Solid Waste Disposal RB
   (Lemay Enterprises)
   Series 2005B
   4.03%, 07/05/06 (a)(b)                                   5,665          5,665
Solid Waste Disposal RB
   (Waste Management)
   Series 2000C
   4.05%, 07/05/06 (a)(b)                                   5,500          5,500
Solid Waste Disposal RB
   (Waste Management)
   Series 2000H
   4.05%, 07/05/06 (a)(b)                                   6,825          6,825
Solid Waste Disposal RB
   (Waste Management)
   Series 2000I
   4.03%, 07/05/06 (a)(b)                                  10,240         10,240
   4.05%, 07/05/06 (a)(b)                                   7,235          7,235
IDRB (Tonkin Building
   Associates) Series 1997A
   4.07%, 07/06/06 (a)(b)                                   1,000          1,000
Solid Waste Disposal RB
   (Waste Management)
   Series 2005D
   4.05%, 07/06/06 (a)(b)                                   9,000          9,000
WASHINGTON HEALTH CARE
FACILITIES AUTH
RB (Yakima Valley Farm
   Workers Clinic) Series 1997
   4.00%, 07/05/06 (a)(b)                                   2,800          2,800
WASHINGTON HOUSING FINANCE
COMMISSION
M/F RB (Cedar Ridge
   Retirement) Series 2005A
   4.07%, 07/03/06 (a)(b)                                   5,030          5,030
Non-Profit Refunding RB
   (Horizon House)
   Series 2005
   3.99%, 07/03/06 (a)(b)                                  11,725         11,725
M/F Mortgage RB (Lake
   Washington Apts)
   Series 1996
   4.05%, 07/05/06 (a)(b)                                   7,850          7,850
M/F Mortgage RB (Meridian
   Court Apts) Series 1996
   4.02%, 07/05/06 (a)(b)                                   6,700          6,700
M/F Housing RB (Anchor
   Village Apts) Series 1997
   4.02%, 07/06/06 (a)(b)                                  10,750         10,750


54 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
M/F Housing RB (Brittany Park
   Phase II) Series 1998A
   4.02%, 07/06/06 (a)(b)                                   3,480          3,480
M/F Housing RB (Brittany Park)
   Series 1996A
   4.02%, 07/06/06 (a)(b)                                   8,930          8,930
M/F Housing RB (Fairwinds
   Redmond) Series 2005A
   4.05%, 07/06/06 (a)(b)                                   7,500          7,500
M/F Housing RB (Highlander
   Apts) Series 2004A
   4.02%, 07/06/06 (a)(b)                                   7,000          7,000
M/F Housing RB (Lakewood
   Meadows Apts)
   Series 2000A
   4.02%, 07/06/06 (a)(b)                                   3,140          3,140
M/F Housing RB (Merrill
   Gardens at Queen Anne)
   Series 2004A
   4.05%, 07/06/06 (a)(b)                                  11,000         11,000
M/F Housing RB (Merrill
   Gardens) Series 1997A
   4.02%, 07/06/06 (a)(b)                                   6,125          6,125
M/F Housing RB (Rainier Court
   Apts) Series 2003A
   4.02%, 07/06/06 (a)(b)                                  12,750         12,750
M/F Housing RB (Rosecreek
   Apts) Series 1998A
   4.05%, 07/06/06 (a)(b)                                   3,570          3,570
M/F Housing RB (Silver Creek
   Apts) Series 2004
   4.02%, 07/06/06 (a)(b)                                   4,100          4,100
M/F Housing RB (Vintage at
   Burien) Series 2004A
   4.02%, 07/06/06 (a)(b)                                   6,570          6,570
M/F Housing RB (Woodrose
   Apts) Series 1999A
   4.02%, 07/06/06 (a)(b)                                   6,750          6,750
M/F Mortgage RB (Canyon
   Lakes) Series 1993
   4.10%, 07/06/06 (a)(b)                                   4,130          4,130
YAKIMA CNTY PUBLIC CORP
RB (Michelsen Packaging)
   Series 1996
   4.05%, 07/05/06 (a)(b)                                     600            600
IDRB (Cowiche Growers)
   Series 1998
   4.05%, 07/06/06 (a)(b)                                   2,200          2,200
                                                                     -----------
                                                                         641,540
WEST VIRGINIA 0.7%
--------------------------------------------------------------------------------
BRAXTON CNTY
Solid Waste Disposal
   Refunding RB (Weyerhouser
   Co) Series 1998
   4.07%, 07/06/06 (a)(b)(c)                               16,275         16,275
MARION CNTY
Solid Waste Disposal Facility
   RB (Grant Town Cogeneration)
   Series 1990B
   4.07%, 07/05/06 (a)(b)                                  18,525         18,525
Solid Waste Disposal Facility
   RB (Grant Town Cogeneration)
   Series 1990C
   4.07%, 07/05/06 (a)(b)                                  15,900         15,900
Solid Waste Disposal Facility
   RB (Grant Town Cogeneration)
   Series 1990D
   4.07%, 07/05/06 (a)(b)                                   3,000          3,000
WEST VIRGINIA HOUSING
DEVELOPMENT FUND
Housing Finance Bonds
   Series 2001D
   4.01%, 07/06/06 (a)(c)(d)                               14,270         14,270
WEST VIRGINIA STATE HOSPITAL
FINANCE AUTH
RB (Pallotine Health Services
   Inc) Series 2006
   3.98%, 07/06/06 (a)(b)                                  12,500         12,500
WEST VIRGINIA WATER
DEVELOPMENT AUTH
RB (Loan Program IV)
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                               14,470         14,470
                                                                     -----------
                                                                          94,940


                                                         See financial notes. 55

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
WISCONSIN 0.8%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms)
   Series 1994
   4.15%, 07/06/06 (a)(b)                                   5,100          5,100
KENOSHA
IDRB (Asyst Technologies)
   Series 1997
   4.05%, 07/06/06 (a)(b)                                   5,000          5,000
KIMBERLY AREA SD
GO Refunding Bonds
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,040          6,040
MILWAUKEE CNTY
Airport RB Series 2000A
   4.05%, 07/06/06 (a)(b)(c)(d)                            18,470         18,470
SOUTHEAST WISCONSIN
PROFESSIONAL BASEBALL PARK
DISTRICT
Sales Tax Refunding Bonds
   Series 1998
   4.01%, 07/05/06 (a)(b)(c)(d)                             5,000          5,000
WISCONSIN
GO Bonds Series 2006A
   4.01%, 07/06/06 (a)(b)(c)                                6,700          6,700
WISCONSIN HOUSING AND
ECONOMIC DEVELOPMENT
AUTH-1987 HOMEOWNERSHIP
RESOLUTION
Homeownership RB
   Series 2002C
   4.00%, 07/05/06 (a)(c)                                   3,040          3,040
Homeownership RB
   Series 2002D
   4.03%, 07/05/06 (a)(c)                                      45             45
Homeownership RB
   Series 2003B
   4.03%, 07/05/06 (a)(c)                                  13,000         13,000
Business Development RB
   (Ultratec) Series 1995-7
   4.15%, 07/06/06 (a)(b)                                   2,050          2,050
Housing RB Series 2002B
   4.01%, 07/06/06 (a)(b)(c)(d)                            13,495         13,495
WISCONSIN HOUSING AND
ECONOMIC DEVELOPMENT
AUTH-1988 HOMEOWNERSHIP
RESOLUTION
Homeownership RB
   Series 2005C
   4.03%, 07/05/06 (a)(c)                                  11,000         11,000
Homeownership RB
   Series 2003A
   4.05%, 07/06/06 (a)(c)(d)                                2,860          2,860
RB Series 2004D
   4.05%, 07/06/06 (a)(c)(d)                                2,720          2,720
WISCONSIN RAPIDS
IDRB (Thiele Kaolin)
   Series 1998
   4.04%, 07/05/06 (a)(b)                                   4,500          4,500
                                                                     -----------
                                                                          99,020
WYOMING 0.6%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Exxon)
   Series 1984B
   3.97%, 07/03/06 (a)                                     10,400         10,400
UINTA CNTY
Pollution Control Refunding RB
   (Chevron USA) Series 1993
   3.98%, 07/03/06 (a)                                     44,800         44,800
WYOMING
Education Fund TRAN
   Series 2006A
   3.69%, 06/27/07                                         25,000         25,192
                                                                     -----------
                                                                          80,392

END OF INVESTMENTS.


56 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

At 6/30/06, the cost of the fund's investments was $13,159,639.

ISSUER
RATE, ACQUISITION DATE,                               FACE AMOUNT    COST/VALUE
MATURITY DATE                                         ($ x 1,000)    ($ x 1,000)
At 06/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALLEGHENY CNTY HOSPITAL AUTH
IRB (University of Pittsburg
   Medical Center)
   Series 2005B
   4.09%, 06/15/06, 07/06/06                               13,000         13,000
CALIFORNIA HEALTH FACILITIES AUTH
IHospital RB (Adventist Health
   Systems/West)
   Series 1998B
   3.93%, 06/22/06, 07/03/06                                2,000          2,000
LAVACA-NAVIDAD RIVER AUTH
IWater Supply System Contract
   RB (Formosa Plastics Corp)
   Series 1990
   4.06%, 01/07/99, 07/05/06                               13.600         13.600

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,977,273 or 30.5% of net assets.
(e) Illiquid and/or restricted security.

BAN  - Bond anticipation note
COP  - Certificate of participation
GO   - General obligation
HFA  - Housing Finance Agency
IDA  - Industrial Development Authority
IDB  - Industrial Development Board
IDRB - Industrial Development Revenue Bond
RAN  - Revenue anticipation note
RB   - Revenue bond
TAN  - Tax anticipation note
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note


                                                         See financial notes. 57

SCHWAB MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                      $13,159,639
Cash                                                                      1,234
Receivables:
   Fund shares sold                                                     283,651
   Investments sold                                                     182,936
   Interest                                                              96,938
Prepaid expenses                                                 +          530
                                                                 ---------------
TOTAL ASSETS                                                         13,724,928

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 177,146
   Dividends to shareholders                                             17,525
   Investments bought                                                   509,187
   Investment adviser and administrator fees                                230
   Transfer agent and shareholder services fees                             302
   Trustees' fees                                                            10
Accrued expenses                                                 +          257
                                                                 ---------------
TOTAL LIABILITIES                                                       704,657

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         13,724,928
TOTAL LIABILITIES                                                -      704,657
                                                                 ---------------
NET ASSETS                                                          $13,020,271

NET ASSETS BY SOURCE
Capital received from investors                                      13,024,418
Net realized capital losses                                              (4,147)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                            SHARES
SHARE CLASS             NET ASSETS  /  OUTSTANDING  =    NAV
Sweep Shares            $7,044,620       7,048,820     $1.00
Value Advantage Shares  $2,987,653       2,988,270     $1.00
Select Shares           $1,076,968       1,077,119     $1.00
Institutional Shares    $1,911,030       1,911,336     $1.00


58 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $214,922

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (126)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                22,668
Transfer agent and shareholder service fees:
   Sweep Shares                                                          16,309
   Value Advantage Shares                                                 3,275
   Select Shares                                                          1,162
   Institutional Shares                                                   2,048
Trustees' fees                                                               28
Custodian fees                                                              257
Portfolio accounting fees                                                   157
Professional fees                                                            37
Registration fees                                                           463
Shareholder reports                                                         148
Other expenses                                                     +         56
                                                                   -------------
Total expenses                                                           46,608
Expense reduction                                                  -     12,386
                                                                   -------------
NET EXPENSES                                                             34,222

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 214,922
NET EXPENSES                                                       -     34,222
                                                                   -------------
NET INVESTMENT INCOME                                                   180,700
NET REALIZED LOSSES                                                +       (126)
                                                                   -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $180,574
                                                                   -------------


                                                         See financial notes. 59

SCHWAB MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/06-6/30/06     1/1/05-12/31/05
Net investment income                              $180,700            $246,264
Net realized losses                          +         (126)               (755)
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              180,574             245,509

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                         95,057             129,009
Value Advantage Shares                               41,978              62,499
Select Shares                                        15,433              18,472
Institutional Shares                         +       28,232              36,165
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $180,700            $246,145

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                     19,932,832          34,222,246
Value Advantage Shares                            2,136,712           3,763,501
Select Shares                                     1,214,804           2,018,411
Institutional Shares                         +    2,054,891           3,704,608
                                             -----------------------------------
TOTAL SHARES SOLD                                25,339,239          43,708,766

SHARES REINVESTED
Sweep Shares                                         85,392             126,513
Value Advantage Shares                               33,667              55,374
Select Shares                                        12,203              15,562
Institutional Shares                         +       21,663              31,212
                                             -----------------------------------
TOTAL SHARES REINVESTED                             152,925             228,661

SHARES REDEEMED
Sweep Shares                                    (20,440,412)        (34,444,625)
Value Advantage Shares                           (2,189,795)         (4,056,494)
Select Shares                                    (1,115,890)         (1,795,103)
Institutional Shares                         +   (1,948,793)         (3,411,103)
                                             -----------------------------------
TOTAL SHARES REDEEMED                           (25,694,890)        (43,707,325)

NET TRANSACTIONS IN FUND SHARES                    (202,726)            230,102

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              13,223,123          12,993,657
Total increase or decrease                   +     (202,852)            229,466
                                             -----------------------------------
END OF PERIOD                                   $13,020,271         $13,223,123

*Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


60 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab Municipal Money Fund is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
(organized October 20, 1989)
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   SCHWAB MUNICIPAL MONEY FUND
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab AMT Tax-Free Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Investor Money Fund
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions. the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

SCHWAB MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

AVERAGE DAILY NET ASSETS
    First $1 billion              0.38%
    Over $1 billion               0.35%
    Over $10 billion              0.32%
    Over $20 billion              0.30%
    Over $40 billion              0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

                          TRANSFER AGENT FEES    SHAREHOLDER SERVICE FEES
Sweep Shares                      0.25%                    0.20%
Value Advantage Shares            0.05%                    0.17%
Select Shares                     0.05%                    0.17%
Institutional Shares              0.05%                    0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007, as follows:

Sweep Shares                      0.64%*
Value Advantage Shares            0.45%
Select Shares                     0.35%
Institutional Shares              0.24%

*Prior to April 30, 2006, the limit was 0.65% for Sweep Shares.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund's total security transactions with other Schwab Funds was $2,873,804.

SCHWAB MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales and market discount. As long as the fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the fund had no undistributed earnings on a tax basis.

As of December 31, 2005, the fund had capital loss carry forwards available to offset future net capital gains before the expiration dates:

           EXPIRE
             2007                  $775
             2008                   874
             2011                   241
             2012                 1,479
             2013                   652
                                 ------
            TOTAL                $4,021
                                 ------

100% of the fund's distributions for the fiscal year ended December 31, 2005 were from tax-exempt interest dividends as follows:

From tax-exempt income                             $246,145

SCHWAB MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2005, the fund made the following reclassifications:

Capital shares                                     $(522)
Undistributed net investment income                $(315)
Net realized capital gains and losses              $ 837

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   Fund Expenses. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                          NUMBER OF
AND POSITION(S) WITH                                          PORTFOLIOS IN
THE TRUST; (TERM OF                                           FUND COMPLEX
OFFICE, AND LENGTH OF    PRINCIPAL OCCUPATIONS                OVERSEEN BY
TIME SERVED 1)           DURING THE PAST FIVE YEARS           THE TRUSTEE    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       Chairman of JDN Corporate Advisory        98        Board 1--Director, Redwood Trust, Inc.
1960                     LLC. From 1996 to 2001, Vice                        Board 2--Director, PMI Group, Inc.
Trustee                  President for Business Affairs and
(Trustee of The Charles  Chief Financial Officer of Stanford
Schwab Family of Funds   University, and in 2001, Special
since 2000.)             Advisor to the President of
                         Stanford University.
----------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Chief Executive Officer, Dorward &        57        None.
1931                     Associates (corporate management,
Trustee                  marketing and communications
(Trustee of The Charles  consulting firm). From 1996-1999,
Schwab Family of Funds   Executive Vice President and
since 1989.)             Managing Director, Grey
                         Advertising. Prior to 1996,
                         President and Chief Executive
                         Officer, Allen & Dorward
                         Advertising.
----------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        Retired. Dean Emeritus, Haas School       98        Board 1--Director, Aphton Corp.
1941                     of Business, University of                          Board 2--Director, Mission West
Trustee                  California, Berkeley. Until                         Properties
(Trustee of The Charles  February 2004, Co-Chief Executive                   Board 3--Director, TOUSA
Schwab Family of Funds   Officer, Aphton Corp.                               Board 4--Director, Stratex Networks
since 2000.)             (bio-pharmaceuticals). Prior to                     Board 5--Director, Genitope Corp.
                         August 1998, Dean of the Haas                       Board 6--Director & Non-Executive
                         School of Business, University of                   Chairman, Solectron Corp.
                         California, Berkeley (higher                        Board 7--Director, Ditech Communications
                         education).                                         Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                          NUMBER OF
AND POSITION(S) WITH                                          PORTFOLIOS IN
THE TRUST; (TERM OF                                           FUND COMPLEX
OFFICE, AND LENGTH OF    PRINCIPAL OCCUPATIONS                OVERSEEN BY
TIME SERVED 1)           DURING THE PAST FIVE YEARS           THE TRUSTEE    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Chairman, Chief Executive Officer         57        None.
1931                     and Director, Semloh Financial,
Trustee                  Inc. (international financial
(Trustee of The Charles  services and investment advisory
Schwab Family of Funds   firm).
since 1989.)
----------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          Chairman and Chief Executive              57        Board 1--Board of Cooper Industries
1950                     Officer and founder of Smith                        Board 2--Chairman of the Audit Committee
Trustee                  Graham & Co. (investment advisors).                 of Northern Border Partners, M.L.P.
(Trustee of The Charles
Schwab Family of Funds
since 2000.)
----------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Managing Partner, D.R. Stephens &         57        None.
1938                     Company (investments). Prior to
Trustee                  1996, Chairman and Chief
(Trustee of The Charles  Executive Officer of North American
Schwab Family of Funds   Trust (real estate investment
since 1989.)             trust).
----------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Chairman and Chief Executive              57        None.
1943                     Officer, Wilsey Bennett, Inc.
Trustee                  (real estate investment and
(Trustee of The Charles  management, and other investments).
Schwab Family of
Funds since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                          NUMBER OF
AND POSITION(S) WITH                                          PORTFOLIOS IN
THE TRUST; (TERM OF                                           FUND COMPLEX
OFFICE, AND LENGTH OF    PRINCIPAL OCCUPATIONS                OVERSEEN BY
TIME SERVED 1)           DURING THE PAST FIVE YEARS           THE TRUSTEE    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Chief Executive Officer         57        None.
1937                     and Director, The Charles Schwab
Chairman and Trustee     Corporation, Charles Schwab & Co.,
(Chairman and Trustee    Inc.; Chairman and Director,
of The Charles Schwab    Charles Schwab Investment
Family of Funds since    Management, Inc., Charles Schwab
1989.)                   Bank, N. A.; Chairman and Chief
                         Executive Officer, Schwab (SIS)
                         Holdings Inc. I, Schwab
                         International Holdings, Inc.; Chief
                         Executive Officer and Director,
                         Schwab Holdings, Inc.; Director,
                         U.S. Trust Company, N. A., U.S.
                         Trust Corporation, United States
                         Trust Company of New York. Until
                         May 2003, Co-Chief Executive
                         Officer, The Charles Schwab
                         Corporation.
----------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2        Executive Vice President and              98        None.
1954                     President, Schwab Financial
Trustee                  Products, Charles Schwab & Co.,
(Trustee of The Charles  Inc.; Director, Charles Schwab
Schwab Family of Funds   Asset Management (Ireland) Limited
since 2005.)             and Charles Schwab Worldwide Funds
                         PLC. From September 2002 to July
                         2004, Chief Executive Officer and
                         President, Charles Schwab
                         Investment Management, Inc. and
                         Executive Vice President, Charles
                         Schwab & Co., Inc. Prior to
                         September 2002, President and
                         Chief Investment Officer, American
                         Century Investment Management,
                         and Director, American Century
                         Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                         President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                    Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc;
President and Chief Executive Officer   President and Chief Executive Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family   Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds,
of Funds since 2004.)                   Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST
                                        Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset
                                        Management Products and Services, Charles Schwab & Co., Inc. Prior to June
                                        2003, Executive Vice President, Chief Financial Officer, and Chief
                                        Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab
                                        Corporation.
----------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                         Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                    Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief         Trust Company.
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
----------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                          Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                    Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial       Insurance Trust; Chief Financial Officer and Chief Accounting Officer,
Officer (Officer of The Charles         Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds
Schwab Family of Funds since 2004.)     Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc.
                                        Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset
                                        Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice
                                        President, Financial Reporting, Charles Schwab & Co., Inc.
----------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                          Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                    Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief         Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
----------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                        Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                    Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief         Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice
Investment Officer--Equities            President and Sr. Portfolio Manager, Charles Schwab Investment Management,
(Officer of The Charles Schwab Family   Inc.
of Funds since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                        Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                    Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML        Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                 Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc.,
(Officer of The Charles Schwab Family   and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab &
of Funds since 2002.)                   Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002,
                                        Vice President, Internal Audit, Charles Schwab & Co., Inc.
-----------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                          Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                    Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer       Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus
(Officer of The Charles Schwab Family   Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior
of Funds since 1998.)                   Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch
                                        Chief in Enforcement at U.S. Securities and Exchange Commission in San
                                        Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR25720-04

SCHWAB MUNICIPAL MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2006

      Schwab New York
      Municipal Money Fund(TM)

      Schwab New Jersey
      Municipal Money Fund(TM)

      Schwab Pennsylvania
      Municipal Money Fund(TM)

      Schwab AMT Tax-Free
      Money Fund(TM)
      (formerly Schwab Florida
      Municipal Money Fund(TM))

      Schwab Massachusetts
      Municipal Money Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   8

   Fund Expenses ...........................................................   9

   Financial Statements

      Schwab New York Municipal Money Fund(TM) .............  10

      Schwab New Jersey Municipal Money Fund(TM) ...........  21

      Schwab Pennsylvania Municipal Money Fund(TM) .........  29

      Schwab AMT Tax-Free Money Fund(TM) ...................  37

      Schwab Massachusetts Municipal Money Fund(TM) ........  48

   Financial Notes .........................................................  55

   Investment Advisory Agreement Approval ..................................  61

   Trustees and Officers ...................................................  64

   Glossary ................................................................  69

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Municipal Money Funds

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the management of the funds. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Following a strong start to 2006, economic growth has moderated over the past six months.

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that had not been seen in years. The mixed messages that arose from the slowing economy and rising inflation left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.


                                                  Schwab Municipal Money Funds 3

MANAGEMENT'S DISCUSSION continued

The yields on municipal variable-rate demand notes rose significantly during the period as the yield of the Bond Market Association's BMA seven-day Municipal Index rose by 104 basis points. This change caused the yields on the Schwab Municipal Money Funds to increase for the period.

Given the rising interest rate environment, the fund overweighted variable-rate notes, offering positive yield spread versus the BMA index. To further take advantage of the rising-rate environment, the fund maintained its relatively short weighted average maturity (WAM). Keeping the WAM short provided the flexibility to adapt and respond to the changes in interest rates by enabling management to more quickly reinvest at higher rates.

The combination of rising interest rates and improved financial circumstances for state and local governments caused a decline in fixed-rate note issuance for the period. The drop off in note supply was partially offset by an increase in structured variable-rate notes.

FOR THE SECOND TIME IN 22 YEARS, NEW YORK PASSED ITS BUDGET PRIOR TO THE CLOSE OF THE FISCAL YEAR (3/30/06), WITH SOME AMENDMENTS COMPLETED IN THE FOLLOWING TWO WEEKS. After using about $550 million to prepay some fiscal 2007 costs, the State ended fiscal 2006 with a $2.04 billion general fund surplus due to higher personal and corporate income tax receipts. The surplus represented 4.4% of general fund spending for the year. The fiscal 2007 general fund budget includes $50.84 billion in spending and anticipates ending the year with no surplus but with a $3.3 billion fund balance. The State increased funding for education by almost 8% to begin to address a court order requiring higher funding for New York City schools as well as needs in other school districts in the state. The budget also included about $600 million in relief to local governments for state-mandated Medicaid costs in exchange for lower increases in local property taxes.

On June 29, 2006 New York City passed its $52.7 billion fiscal 2007 budget for the fiscal year beginning July 1, 2006. The City ended its fiscal 2006 year with a $3.8 billion surplus which it used to prepay expenses occurring in fiscal 2007. The State's overall economy remains very strong due to the economic strength of the New York City metropolitan area. The State reported 1.1% growth in private employment in calendar 2005, and is expecting 0.9% growth in calendar 2006. Statewide personal income is projected to grow 5.9% in 2006, up slightly from 5.4% in 2005.


4 Schwab Municipal Money Funds

However, many local governments in northern and western New York are operating under tremendous financial pressure as their manufacturing economies have shrunk over the last several decades. Both Buffalo and Erie County are operating under State-ordered Financial Control Boards to address fiscal problems associated with declining or stagnant tax bases and soaring benefit costs.

New York State remains a strong investment-grade credit due to the vigor of the New York City metropolitan economy, and the State's financial flexibility. New York State's general obligation credit ratings are Aa3 from Moody's, AA from Standard & Poor's, and AA- from Fitch.

NEW JERSEY ENDED FISCAL YEAR 2006 ON 6/30/06 WITH A $675 MILLION SURPLUS, OR 2.4% OF GENERAL STATE REVENUES, AND A BETTER THAN PROJECTED $1.46 BILLION UNRESTRICTED FUND BALANCE. Revenues exceeded beginning year estimates by about 1.7% and fiscal 2005 revenues by about 8.9%, excluding one-time revenues from the sale of motor vehicle and cigarette tax securitization bonds issued to balance the fiscal 2005 budget.

Governor Jon Corzine signed the fiscal 2007 budget on July 8, 2006, a week after the beginning of the fiscal year. Due to budget disagreements among the Governor and legislative leaders and the resulting lack of Constitutional spending authority without a new budget in place, the Governor ordered an unprecedented shutdown of nonessential government services beginning July 1. The shutdown ended on July 8th. The government shutdown is expected to have a minimal impact on the state's financial position given the short duration of the shutdown. Most of the debate centered on a proposed one-cent increase in the sales tax, bringing it to 7.0%, which was eventually adopted in the final $30.8 billion budget. State revenues are anticipated to increase 8.0%, aided by continued economic growth and the sales tax increase. Spending is budgeted to increase 9.7%, due in part to increased payments to teacher and state employee retirement funds, medical assistance expenditures, and property tax rebates. The state is known for having one of the highest property tax rates in the nation and the Legislature is meeting in a special session this summer to consider reforms to the property tax system. The budget relies on only a minor amount of non-recurring resources compared to past years, but draws down the state's unrestricted fund balances to $660 million, or 2.1% of expenditures, including amounts in the state's surplus revenue fund.


                                                  Schwab Municipal Money Funds 5

MANAGEMENT'S DISCUSSION continued

New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability. New Jersey's ratings are: Aa3 from Moody's, AA from Standard & Poor's, and AA- from Fitch.

PENNSYLVANIA'S CONTINUING ECONOMIC RECOVERY HELPED BOOST GENERAL FUND REVENUES FOR FISCAL 2006 (ENDING 6/30/06) TO $25.9 BILLION. General Fund revenues were 6.4%, or $1.5 billion, higher than fiscal 2005 revenues and 3.5%, or $864 million, higher than anticipated at the start of the fiscal year. The increase was mainly attributable to strong personal income tax and corporate tax collections. General Fund spending increased approximately 7.0%, leaving the General Fund with an estimated $200 million balance, or less than 1% of expenditures, after contributions to the rainy day fund. The state has added approximately 47,000 jobs over the last year. The unemployment rate was 4.8% as of May 2006, down from 5.0% one year earlier.

Governor Edward Rendell signed a $26.1 billion budget for fiscal 2007 on July 2, 2006, one day after the start of the fiscal year. The budget increases spending by 5.8%, or $1.4 billion. Most of the growth in spending is for education, public welfare and debt service. The budget includes no new taxes or tax increases and increases the balance in the rainy day fund by 50% to $512 million. Rainy day reserves were depleted to balance the fiscal 2002 and 2003 budgets and remain below reserve levels held prior to the recession.

The state's high credit quality is derived from its conservative financial management, increasing economic diversification and moderate debt levels. The state's ratings are: Aa2 from Moody's, AA from Standard & Poor's, and AA from Fitch.

FLORIDA'S ECONOMIC GROWTH WAS VERY STRONG THROUGH 2005, CONTINUING THE STRONG EXPANSION ACHIEVED IN 2004. The State expects to report a combined general and stabilization fund balance of nearly $4.7 billion at June 30, 2006, equal to 17% of annual expenditures. The State's sales and use, corporation, and documentary stamp tax collections are projected to be up over 9% on a combined basis in fiscal 2006. Though Florida endured eight named hurricanes in 2004 and 2005, much of the direct state costs associated with these events have been or will be reimbursed through the Federal Emergency Management Agency. In addition, reconstruction activity related to the hurricanes is captured in the State's sales tax collections.

The fiscal 2007 budget, which commenced July 1, 2006, projects a slowing of the state's real estate market and moderating economic growth. Net general fund revenues are projected to grow just 1.6% over fiscal 2006,


6 Schwab Municipal Money Funds
including 4.3% growth in sales and use taxes offset by declining stamp taxes and the repeal of the excise tax on intangible personal property. Fiscal 2007 appropriations include a one-time $715 million general fund contribution to Citizens Property Insurance Corporation, but the State expects to maintain nearly $3.2 billion in general fund reserves at fiscal year-end.

Florida's total nonfarm jobs were up a strong 4.0% in 2005, improving on 3.4% growth in the prior year, and have grown 3.6% on a month-over-month basis through May 2006. The average unemployment rate for 2005 was just 3.8%, down from 4.7% in 2004. With its resilient economic performance and strong reserve levels, the State's credit ratings were Aa1 from Moody's, AAA from Standard & Poor's, and AA+ from Fitch.

As previously communicated to the shareholders, the Fund's investment objective, investment strategy and name have been changed due to the repeal of the annual intangible personal property tax. Accordingly, the Fund's new name is the Schwab AMT Tax-Free Money Fund and it will no longer invest primarily in securities issued by the State of Florida and its municipalities.

FOR THE THIRD CONSECUTIVE YEAR, MASSACHUSETTS COLLECTED MORE REVENUES THAN IT HAD PROJECTED, THUS ENDING THE FISCAL YEAR (6/30/06) WITH AN ADDITIONAL $950 MILLION ABOVE THE ORIGINALLY BUDGETED AMOUNT OF $17.4 BILLION. The additional revenues, which were predominately from corporate and personal income tax receipts, reflected an 8.2% increase in total general fund revenues for the year. The excess revenues will be used to support additional spending in the new fiscal year as well as bolster existing reserves.

On July 8, 2006, Governor Mitt Romney signed the $25.2 billion fiscal 2007 budget which includes a 5.6% increase in spending, primarily to restore previous years' cuts in funding for education and local government support. Despite the total increase in spending, the budget also includes $573 million in spending reductions, as well as relying on $550 million in non-recurring revenues. Revenue in the new budget is estimated to grow a moderate 3.3% which is lower than recently experienced increases.

Massachusetts' economy continues to be fundamentally strong with the growth in personal and corporate income tax revenues suggesting sustained job growth as reflected in its low unemployment rate of 4.7% in May 2006, down slightly from an annual rate of 4.8% in 2005. Due to the diversity of the state's economy, its high personal-wealth levels and its associated revenue raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the state's credit ratings were Aa2 from Moody's, AA from Standard & Poor's, and AA from Fitch.


                                                  Schwab Municipal Money Funds 7

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 6/30/06

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                  MUNICIPAL MONEY FUNDS
                                 -----------------------------------------------------------------------------------
                                       NEW YORK          NEW JERSEY    PENNSYLVANIA    AMT TAX-FREE    MASSACHUSETTS
                                 -----------------------------------------------------------------------------------
                                             Value
                                  Sweep    Advantage
                                 Shares    Shares(TM)
Ticker Symbol                     SWNXX      SWYXX         SWJXX           SWEXX          SWFXX            SWDXX
--------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                 3.20%      3.40%         3.22%           3.26%          3.18%            3.15%
--------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2      3.02%      3.25%         3.01%           3.05%          2.98%            2.92%
--------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1       3.25%      3.46%         3.27%           3.31%          3.23%            3.20%
--------------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT      5.59%      5.95%         5.53%           5.25%          4.97%            5.20%
EFFECTIVE YIELD 1, 3
--------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                                               MUNICIPAL MONEY FUNDS
                                                    ---------------------------------------------------------------------------
                                                     NEW YORK      NEW JERSEY     PENNSYLVANIA    AMT TAX-FREE    MASSACHUSETTS
                                                    ---------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                             19 days        38 days        27 days         35 days          23 days
-------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio           100% Tier 1    100% Tier 1    100% Tier 1     100% Tier 1      100% Tier 1
-------------------------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio               70%            81%            88%             85%              53%
-------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
   Sweep Investments(TM)                                 *              *              *               *                *
   Value Advantage Shares                             $25,000          n/a            n/a             n/a              n/a
      ($15,000 for IRA and custodial accounts) 5
-------------------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yields assume the following 2006 maximum tax rates: New York 41.82% (federal regular income, New York state and New York city taxes); New Jersey 40.83%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular and state personal income taxes); AMT Tax-Free 35.00% (federal regular income tax). Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

5 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


8 Schwab Municipal Money Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                         ENDING
                                                     BEGINNING        ACCOUNT VALUE            EXPENSES
                                EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                  (Annualized)       at 1/1/06          at 6/30/06          1/1/06-6/30/06
-------------------------------------------------------------------------------------------------------------
SCHWAB NEW YORK
MUNICIPAL MONEY FUND(TM)

Sweep Shares
  Actual Return                      0.65%            $1,000            $1,013.19               $3.24
  Hypothetical 5% Return             0.65%            $1,000            $1,021.57               $3.26

Value Advantage Shares(TM)
  Actual Return                      0.45%            $1,000            $1,014.19               $2.25
  Hypothetical 5% Return             0.45%            $1,000            $1,022.56               $2.26
-------------------------------------------------------------------------------------------------------------
SCHWAB NEW JERSEY
MUNICIPAL MONEY FUND(TM)
  Actual Return                      0.65%            $1,000            $1,013.17               $3.24
  Hypothetical 5% Return             0.65%            $1,000            $1,021.57               $3.26
-------------------------------------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA
MUNICIPAL MONEY FUND(TM)
  Actual Return                      0.65%            $1,000            $1,013.26               $3.24
  Hypothetical 5% Return             0.65%            $1,000            $1,021.57               $3.26
-------------------------------------------------------------------------------------------------------------
SCHWAB AMT TAX-FREE
MONEY FUND(TM)
  Actual Return                      0.65%            $1,000            $1,013.20               $3.24
  Hypothetical 5% Return             0.65%            $1,000            $1,021.57               $3.26
-------------------------------------------------------------------------------------------------------------
SCHWAB MASSACHUSETTS
MUNICIPAL MONEY FUND(TM)
  Actual Return                      0.65%            $1,000            $1,013.08               $3.24
  Hypothetical 5% Return             0.65%            $1,000            $1,021.57               $3.26

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                  Schwab Municipal Money Funds 9

SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           1/1/06-      1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
SWEEP SHARES                                               6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00         1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.01         0.02         0.01         0.00 1       0.01         0.02
                                                           -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.01)       (0.02)       (0.01)       (0.00) 1     (0.01)       (0.02)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             1.00         1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Total return (%)                                             1.32 2       1.78         0.56         0.41         0.80         2.06

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.65 3       0.66         0.69         0.69         0.69         0.69
  Gross operating expenses                                   0.83 3       0.84         0.84         0.84         0.85         0.86
  Net investment income                                      2.64 3       1.75         0.55         0.41         0.80         2.04
Net assets, end of period ($ x 1,000,000)                   1,072        1,031        1,073        1,038          944          889

                                                           1/1/06-      1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
VALUE ADVANTAGE SHARES                                     6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00         1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.01         0.02         0.01         0.01         0.01         0.02
                                                           -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.01)       (0.02)       (0.01)       (0.01)       (0.01)       (0.02)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             1.00         1.00         1.00         1.00         1.00         1.00
                                                           -------------------------------------------------------------------------
Total return (%)                                             1.42 2       2.00         0.80         0.66         1.04         2.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.45 3       0.45         0.45         0.45         0.45         0.45
  Gross operating expenses                                   0.60 3       0.61         0.61         0.61         0.62         0.64
  Net investment income                                      2.85 3       2.00         0.79         0.65         1.04         2.23
Net assets, end of period ($ x 1,000,000)                     872          834          654          690          676          604

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.


10 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 99.1%  MUNICIPAL
        SECURITIES                                     1,926,179       1,926,179
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                              1,926,179       1,926,179

  0.9%  OTHER ASSETS AND
        LIABILITIES                                                       18,318
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,944,497

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
MUNICIPAL SECURITIES 99.1% of net assets

NEW YORK 98.2%
--------------------------------------------------------------------------------
ALBANY IDA
IDRB (Newkirk Products)
   Series 1995A
   4.00%, 07/06/06 (a)(b)                                     800            800
Refunding IDRB (United Cerebral
   Palsy Association-Capital
   District) Series 1997B
   4.00%, 07/06/06 (a)(b)                                   9,480          9,480
BROOME CNTY IDA
Civic Facility RB (Methodist
   Homes For the Aging) Series
   2003
   3.97%, 07/05/06 (a)(b)                                   4,820          4,820
CENTRAL ISLIP UNION FREE SD
TAN Series 2006
   3.75%, 06/29/07                                         17,000         17,122
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown
   Center City Development
   Corp) Series 2000A
   4.02%, 07/06/06 (a)(b)                                  11,410         11,410
IDRB (Grafco Industries)
   Series 2002
   4.02%, 07/05/06 (a)(b)                                   5,395          5,395
ERIE CNTY IDA
RB (Orchard Park CCRC Inc)
   Series 2006B
   3.95%, 07/06/06 (a)(b)                                  10,000         10,000
HERKIMER CNTY
Civic Facility RB (Templeton
   Foundation) Series 2000
   4.04%, 07/06/06 (a)(b)                                   1,670          1,670
JAY STREET DEV CORP
Courts Facility Lease RB
   (Jay Street Project) Fiscal
   2004 Bonds A2
   3.93%, 07/05/06 (a)(b)                                   6,000          6,000
LONG ISLAND POWER AUTH
Electric System General RB
   Series 2001A
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,365          4,365


                                                         See financial notes. 11

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Electric System General RB
   Series 2006A
   3.98%, 07/05/06 (a)(b)(c)(d)                             9,400          9,400
Electric System RB Series 1998A
   4.02%, 07/06/06 (a)(b)(c)(d)                             1,900          1,900
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds
   Series 1999A
   3.99%, 07/06/06 (a)(c)(d)                               10,800         10,800
Dedicated Tax Fund Bonds
   Series 2002A
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,980         10,980
RB Series 2003B
   3.99%, 07/06/06 (a)(b)(c)(d)                             3,500          3,500
RB Series 2005B
   3.99%, 07/06/06 (a)(b)(c)(d)                            11,440         11,440
   4.00%, 07/06/06 (a)(b)(c)(d)                            13,605         13,605
RB Series 2005G1
   4.01%, 07/03/06 (a)(b)                                  29,630         29,630
RB Series 2005G2
   3.92%, 07/03/06 (a)(b)                                  14,800         14,800
Refunding RB Series 2002A
   3.99%, 07/06/06 (a)(b)(c)(d)                            22,000         22,000
Transportation Revenue BAN
   Series CP1A
   3.72%, 09/08/06 (b)                                     11,000         11,000
Transportation Revenue BAN
   Series CP1B
   3.50%, 07/07/06 (b)                                      8,000          8,000
MIDDLE COUNTRY CENTRAL SD
BAN Series 2005
   3.00%, 08/23/06                                          8,000          8,014
NEW YORK CITY
GO Bonds Fiscal 1994 Series A5
   3.93%, 07/03/06 (a)(b)                                   1,400          1,400
GO Bonds Fiscal 1994 Series H3
   3.94%, 07/03/06 (a)(b)(c)                                4,100          4,100
GO Bonds Fiscal 1995 Series B4
   3.93%, 07/03/06 (a)(b)(c)                                5,000          5,000
GO Bonds Fiscal 2000 Series A
   4.00%, 07/06/06 (a)(b)(c)(d)                             3,395          3,395
GO Bonds Fiscal 2001 Series A
   4.01%, 07/06/06 (a)(b)(c)(d)                             7,385          7,385
GO Bonds Fiscal 2001 Series B
   3.99%, 07/06/06 (a)(b)(c)(d)                             3,460          3,460
GO Bonds Fiscal 2002 Series A
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,750          9,750
GO Bonds Fiscal 2002 Series G
   3.29%, 08/01/06                                          9,165          9,178
   3.99%, 07/06/06 (a)(b)(c)(d)                            16,400         16,400
GO Bonds Fiscal 2003 Series C2
   3.95%, 07/05/06 (a)(b)                                   5,030          5,030
GO Bonds Fiscal 2004 Series A4
   3.94%, 07/05/06 (a)(b)                                   6,150          6,150
GO Bonds Fiscal 2004 Series F
   3.54%, 07/06/06 (a)(b)(c)(d)                            75,000         75,000
GO Bonds Fiscal 2004 Series H1
   3.96%, 07/03/06 (a)(b)                                  14,970         14,970
GO Bonds Fiscal 2004 Series H3
   3.88%, 07/05/06 (a)(b)                                  20,000         20,000
GO Bonds Fiscal 2004 Series H7
   3.95%, 07/03/06 (a)(b)                                   4,700          4,700
GO Bonds Fiscal 2004 Series J
   3.43%, 02/01/07 (a)(b)(c)(d)                             9,160          9,160
GO Bonds Fiscal 2005 Series E
   3.99%, 07/06/06 (a)(b)(c)(d)                            21,050         21,050
GO Bonds Fiscal 2005 Series O
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,815          4,815
GO Bonds Fiscal 2006 Series E2
   4.03%, 07/03/06 (a)(b)                                   4,700          4,700
GO Bonds Fiscal 2006 Series E4
   3.96%, 07/06/06 (a)(b)                                   6,000          6,000
GO Bonds Fiscal 2006 Series G
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,630          4,630
   4.01%, 07/06/06 (a)(b)(c)                                3,650          3,650
GO Bonds Fiscal 2006 Series I1
   4.00%, 07/06/06 (a)(b)(c)(d)                             6,165          6,165
   4.00%, 07/06/06 (a)(b)(c)                               27,920         27,920
GO Bonds Fiscal 2006 Series I4
   3.94%, 07/05/06 (a)(b)                                  39,700         39,700
GO Bonds Fiscal 2006 Series I7
   3.98%, 07/05/06 (a)(b)                                  10,000         10,000
GO Bonds Fiscal 2006 Series I8
   4.01%, 07/03/06 (a)(b)                                  15,985         15,985


12 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
GO Bonds Fiscal 2006 Series J1
   4.01%, 07/06/06 (a)(b)(c)                                8,025          8,025
NEW YORK CITY HEALTH AND
HOSPITALS CORP
Health System Bonds
   Series 1999A
   4.00%, 07/06/06 (a)(b)(c)(d)                             9,620          9,620
NEW YORK CITY HOUSING
DEVELOPMENT CORP
M/F Mortgage RB (First Avenue)
   Series 2002A
   4.00%, 07/05/06 (a)(b)                                  16,445         16,445
M/F Rental Housing RB
   (100 Jane St) Series 1998A
   4.00%, 07/05/06 (a)(b)                                   6,525          6,525
M/F Rental Housing RB
   (Atlantic Court Apts)
   Series 2005A
   4.00%, 07/05/06 (a)(b)                                  10,600         10,600
M/F Rental Housing RB
   (Sierra) Series 2003A
   4.00%, 07/05/06 (a)(b)                                  18,585         18,585
M/F Rental Housing RB
   (The Nicole) Series 2005A
   4.00%, 07/05/06 (a)(b)                                  10,200         10,200
M/F Rental Housing RB
   (Tribeca Tower) Series 1997A
   4.01%, 07/05/06 (a)(b)                                   2,300          2,300
M/F Rental Housing RB
   (West End Towers)
   Series 2004A
   4.02%, 07/05/06 (a)(b)                                  20,000         20,000
NEW YORK CITY IDA
Civic Facility RB (Wartburg
   Lutheran Home for the Aging
   and Wartburg Nursing Home,
   Inc)
   Series 2006A
   4.00%, 07/06/06 (a)(b)                                   8,165          8,165
Liberty Bonds (7 World Trade
   Center) Series A
   4.02%, 07/06/06 (a)(b)(c)                                2,335          2,335
Refunding IDRB (Allway Tools)
   Series 1997
   4.02%, 07/06/06 (a)(b)                                   1,395          1,395
Special Facility RB (Terminal
   One Group Association)
   Series 2005
   4.07%, 07/06/06 (a)(b)(c)(d)                             4,820          4,820
NEW YORK CITY MUNICIPAL
WATER FINANCE AUTH
CP Notes Series One
   3.67%, 08/17/06 (c)                                     20,000         20,000
TECP Series 6
   3.52%, 08/24/06 (c)                                      8,000          8,000
Water and Sewer System RB
   Fiscal 2001 Series F1
   4.02%, 07/03/06 (a)(c)                                   4,000          4,000
Water and Sewer System RB
   Fiscal 2005 Series D
   3.99%, 07/06/06 (a)(c)(d)                               10,000         10,000
   3.99%, 07/06/06 (a)(c)                                  15,445         15,445
Water and Sewer System RB
   Fiscal 2006 Series A
   3.99%, 07/06/06 (a)(b)(c)(d)                            25,565         25,565
   4.00%, 07/06/06 (a)(b)(c)(d)                             7,000          7,000
   4.00%, 07/06/06 (a)(c)                                  21,000         21,000
Water and Sewer System RB
   Fiscal 2006 Series D
   4.00%, 07/06/06 (a)(c)(d)                               20,100         20,100
   4.01%, 07/06/06 (a)(c)                                   5,410          5,410
Water and Sewer System RB
   Series 1993C
   3.93%, 07/03/06 (a)(b)(c)                               15,300         15,300
Water and Sewer System RB
   Series 1994G
   3.94%, 07/03/06 (a)(b)(c)                               16,975         16,975
Water and Sewer System RB
   Series 1995A
   3.96%, 07/03/06 (a)(b)(c)                                2,500          2,500
Water and Sewer System RB
   Series 1998B
   4.00%, 07/06/06 (a)(b)(c)(d)                             4,735          4,735
Water and Sewer System RB
   Series 2001D
   4.02%, 07/06/06 (a)(c)(d)                                4,995          4,995
Water and Sewer System RB
   Series 2002 & 2003A
   4.00%, 07/06/06 (a)(c)(d)                                8,500          8,500


                                                         See financial notes. 13

SCHWAB NEW YORK MUNICIPAL MONEY FUND

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
Water and Sewer System RB
   Series 2002G
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,000          5,000
Water and Sewer System RB
   Series 2003F2
   4.01%, 07/03/06 (a)(c)                                   1,000          1,000
Water and Sewer System RB
   Series 2005C
   4.00%, 07/06/06 (a)(b)(c)(d)                             5,200          5,200
Water and Sewer System RB
   Series 2005D
   3.99%, 07/06/06 (a)(c)(d)                                5,141          5,141
   4.01%, 07/06/06 (a)(b)(c)(d)                             7,335          7,335
Water and Sewer System RB
   Series 2006D
   4.00%, 07/06/06 (a)(c)                                   6,320          6,320
NEW YORK CITY TRANSITIONAL
FINANCE AUTH
Future Tax Secured Bonds Fiscal
   1999 Series A
   4.00%, 07/06/06 (a)(c)(d)                                4,970          4,970
Future Tax Secured Bonds Fiscal
   2000 Series A
   4.02%, 07/06/06 (a)(b)(c)(d)                            15,720         15,720
Future Tax Secured Bonds Fiscal
   2000 Series C
   3.01%, 07/06/06 (a)(c)(d)                               14,545         14,545
Future Tax Secured Refunding
   Bonds Fiscal 2005 Series A
   4.01%, 07/06/06 (a)(c)(d)                               26,165         26,165
Future Tax Secured Refunding
   Bonds Fiscal 2006 Series A1
   4.01%, 07/06/06 (a)(c)                                   1,345          1,345
Recovery Bonds Fiscal 2003
   Series 2A
   3.96%, 07/03/06 (a)(c)                                   2,870          2,870
Recovery Bonds Fiscal 2003
   Series 3B
   4.00%, 07/03/06 (a)(c)                                  13,000         13,000
NEW YORK CONVENTION CENTER
DEVELOPMENT CORP
RB (Hotel Unit Fee Secured)
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                             7,200          7,200
NEW YORK LIBERTY
DEVELOPMENT CORP
RB (Goldman Sachs Headquarters)
   Series 2005
   3.98%, 07/05/06 (a)(c)(d)                                7,000          7,000
NEW YORK STATE
Environmental Quality 1986 GO
   Bonds Series 1997A
   3.50%, 09/08/06 (b)                                      7,500          7,500
GO Bonds Series 2000A
   3.15%, 08/03/06 (a)(b)                                  30,570         30,570
NEW YORK STATE DORMITORY AUTH
Consolidated Fifth General
   Resolution RB (City University
   System) Series 2003A
   3.99%, 07/06/06 (a)(b)(c)(d)                             7,295          7,295
Insured RB (Mt Sinai School of
   Medicine) Series 1994A
   4.00%, 07/06/06 (a)(b)(c)(d)                             2,900          2,900
Lease RB (Suny Dorm Facilities)
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                             5,675          5,675
RB (Columbia University)
   Series 2006A
   3.98%, 07/05/06 (a)(c)(d)                               12,070         12,070
RB (New York Foundling
   Charitable Corp) Series 1997
   3.99%, 07/05/06 (a)(b)                                  10,835         10,835
RB (State University Educational
   Facilities) Series 2000B
   3.99%, 07/06/06 (a)(b)(c)(d)                            27,030         27,030
   4.02%, 07/06/06 (a)(b)(c)(d)                            12,375         12,375
State Personal Income Tax RB
   Series 2005F
   3.99%, 07/06/06 (a)(c)(d)                               12,000         12,000
State Personal Income Tax
   Refunding RB (Education)
   Series 2005B
   3.99%, 07/06/06 (a)(b)(c)(d)                             6,840          6,840


14 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
NEW YORK STATE ENERGY RESEARCH
DEVELOPMENT AUTH
Facilities RB Series 2004C2
   3.95%, 07/05/06 (a)(b)                                   5,500          5,500
Gas Facilities RB (Brooklyn Union
   Gas) Series 1996
   3.99%, 07/06/06 (a)(b)(c)(d)                            14,125         14,125
NEW YORK STATE ENVIRONMENTAL
FACILITIES CORP
State Clean and Drinking Water
   Revolving Funds RB Series
   2002B
   4.02%, 07/06/06 (a)(c)(d)                               24,225         24,225
NEW YORK STATE HFA
Housing RB (Clinton Green North)
   Series 2005A
   4.00%, 07/05/06 (a)(b)                                   2,000          2,000
Housing RB (Normandie Court II)
   Series 1999A
   4.00%, 07/05/06 (a)(b)                                  14,000         14,000
Housing RB (Tribeca Landing)
   Series 1997A
   3.98%, 07/05/06 (a)(b)                                   3,800          3,800
RB (101 West End Ave)
   Series 1998A
   4.00%, 07/05/06 (a)(b)                                  21,500         21,500
RB (101 West End Ave)
   Series 1999A
   4.00%, 07/05/06 (a)(b)                                  38,750         38,750
RB (150 E 44th St)
   Series 2000A
   4.00%, 07/05/06 (a)(b)                                  13,000         13,000
RB (250 W 50th St)
   Series 1997A
   4.01%, 07/05/06 (a)(b)                                   7,300          7,300
RB (250 W 93rd St)
   Series 2005A
   3.98%, 07/05/06 (a)(b)                                   7,500          7,500
RB (345 E 94th St)
   Series 1998A
   4.00%, 07/05/06 (a)(b)                                   4,700          4,700
RB (345 E 94th St)
   Series 1999A
   4.00%, 07/05/06 (a)(b)                                   8,900          8,900
RB (70 Battery Place)
   Series 1997A
   4.02%, 07/05/06 (a)(b)                                  23,300         23,300
RB (Avalon Chrystie Place I)
   Series 2004A
   4.02%, 07/05/06 (a)(b)                                  40,300         40,300
RB (Clinton Green South)
   Series 2005A
   4.00%, 07/05/06 (a)(b)                                  15,000         15,000
RB (Sea Park East)
   Series 2004A
   4.00%, 07/05/06 (a)(b)                                  18,100         18,100
RB (The Helena) Series 2004A
   4.01%, 07/05/06 (a)(b)                                  10,000         10,000
RB (Tribeca Park) Series 1997A
   4.01%, 07/05/06 (a)(b)                                   7,000          7,000
RB (W 20th St) Series 2001A
   4.01%, 07/05/06 (a)(b)                                  20,800         20,800
RB (W 33rd St) Series 2003A
   4.00%, 07/05/06 (a)(b)                                   8,200          8,200
NEW YORK STATE LOCAL
ASSISTANCE CORP
Refunding RB Series 1993C
   4.02%, 07/06/06 (a)(b)(c)(d)                             9,900          9,900
Refunding RB Series 1997B
   4.00%, 07/06/06 (a)(b)(c)(d)                            20,965         20,965
NEW YORK STATE MORTGAGE
AGENCY
Homeowner Mortgage RB
   Series 65
   4.02%, 07/06/06 (a)(c)(d)                                3,780          3,780
Homeowner Mortgage RB
   Series 77A
   4.00%, 07/06/06 (a)(c)(d)                               35,495         35,495
Homeowner Mortgage RB
   Series 79
   4.00%, 07/06/06 (a)(c)(d)                               14,995         14,995
Homeowner Mortgage RB
   Series 87
   4.00%, 07/06/06 (a)(c)(d)                                5,050          5,050
Mortgage RB Series 129
   4.00%, 07/05/06 (a)(c)                                   1,000          1,000


                                                         See financial notes. 15

SCHWAB NEW YORK MUNICIPAL MONEY FUND

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
NEW YORK STATE POWER AUTH
CP Series 1
   3.39%, 07/10/06 (c)                                      5,000          5,000
   3.60%, 09/08/06 (c)                                     18,000         18,000
CP Series 2
   3.38%, 08/07/06 (c)                                      8,000          8,000
   3.50%, 08/03/06 (c)                                     48,870         48,870
Tender Notes Series 1985
   3.35%, 09/01/06 (a)(c)                                  15,930         15,930
NEW YORK STATE THRUWAY AUTH
Bonds Series 2005B
   4.00%, 07/06/06 (a)(b)(c)(d)                            24,985         24,985
   4.01%, 07/06/06 (a)(b)(c)(d)                             6,745          6,745
General RB Series 2005F
   3.45%, 07/06/06 (a)(b)(c)(d)                             6,955          6,955
General RB Series F
   4.00%, 07/06/06 (a)(b)(c)(d)                            10,525         10,525
General RB Series G
   3.98%, 07/06/06 (a)(b)(c)(d)                            20,840         20,840
General Refunding RB Series E
   3.99%, 07/06/06 (a)(c)(d)                                5,745          5,745
NEW YORK STATE TOBACCO
SETTLEMENT FINANCING CORP
Asset-Backed RB (State
   Contingency Contract)
   Series 2003A1C
   4.00%, 07/06/06 (a)(b)(c)(d)                            15,900         15,900
PORT AUTH OF NEW YORK AND
NEW JERSEY
Consolidated Bonds 127th Series
   4.02%, 07/06/06 (a)(b)(c)(d)                             3,000          3,000
Consolidated Bonds 135th Series
   4.02%, 07/06/06 (a)(c)(d)                               17,000         17,000
Consolidated Bonds 138th Series
   4.02%, 07/06/06 (a)(b)(c)(d)                             1,000          1,000
Consolidated Bonds 140th Series
   3.99%, 07/06/06 (a)(b)(c)(d)                             7,445          7,445
Consolidated Bonds 141st Series
   4.03%, 07/06/06 (a)(b)(c)(d)                             1,345          1,345
Consolidated Bonds 85th Series
   4.00%, 07/06/06 (a)(c)(d)                                6,795          6,795
CP Series B
   3.60%, 09/08/06 (c)                                      9,300          9,300
Special Project Bonds (JFK
   International
   Air Terminal) Series 6
   4.03%, 07/06/06 (a)(b)(c)(d)                             1,100          1,100
   4.05%, 07/05/06 (a)(b)(c)(d)                             1,470          1,470
TECP Series A
   3.40%, 08/08/06 (c)                                      1,720          1,720
   3.50%, 07/12/06 (c)                                     10,000         10,000
RIVERHEAD IDA
Civic Facility Refunding RB
   (Central Suffolk Hospital)
   Series 2006C
   3.94%, 07/06/06 (a)(b)                                   7,000          7,000
ROCKLAND CNTY
RAN Series 2006
   3.51%, 03/22/07                                         17,500         17,621
TAN Series 2006
   3.53%, 03/22/07                                         10,000         10,068
SCHENECTADY IDA
IDRB (Fortitech Holding Corp)
   Series 1995A
   4.02%, 07/06/06 (a)(b)                                     600            600
SUFFOLK CNTY
TAN Series 2006I
   3.19%, 08/16/06                                         25,000         25,025
SUFFOLK CNTY WATER AUTH
Water System RB Series 1992C
   3.98%, 07/05/06 (a)(b)(c)(d)                             6,660          6,660
TRIBOROUGH BRIDGE AND
TUNNEL AUTH
General RB Series 2001A
   3.99%, 07/06/06 (a)(b)(c)(d)                            15,000         15,000
General Refunding RB
   Series 2002B
   4.00%, 07/05/06 (a)(b)(c)(d)                             8,940          8,940
   4.02%, 07/06/06 (a)(c)(d)                               14,000         14,000
General Refunding RB
   Series 2005B3
   3.94%, 07/06/06 (a)(c)                                   7,000          7,000
TSASC, INC
Tobacco Settlement Asset-Backed
   Bonds Series 2006-1
   4.02%, 07/06/06 (a)(b)(c)(d)                             4,760          4,760
   4.02%, 07/06/06 (a)(b)(c)                                5,600          5,600


16 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
WESTCHESTER CNTY IDA
IDRB (Levister Redevelopment Co)
   Series 2001B
   3.99%, 07/06/06 (a)(b)                                   8,000          8,000
                                                                     -----------
                                                                       1,909,394
PUERTO RICO 0.9%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds
   Series 2000
   3.96%, 07/06/06 (a)(b)(c)(d)                             3,000          3,000
Public Improvement Bonds
   Series 2001A
   3.97%, 07/06/06 (a)(b)(c)(d)                             4,000          4,000
Public Improvement Bonds
   Series 2001B
   3.96%, 07/06/06 (a)(b)(c)(d)                             5,295          5,295
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Transportation Refunding RB
   Series L
   3.97%, 07/06/06 (a)(b)(c)(d)                             1,770          1,770
PUERTO RICO INFRASTRUCTURE
FINANCING AUTH
Special Tax Refunding RB
   Series 2005C
   3.98%, 07/06/06 (a)(b)(c)(d)                             2,720          2,720
                                                                     -----------
                                                                          16,785

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $1,926,179.

(a) Variable-rate security
(b) Credit-enhanced security
(c) Liquidity-enhanced security
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $854,526 or 43.9% of net assets.

BAN  - Bond anticipation note
GO   - General obligation
HFA  - Housing Finance Agency
IDA  - Industrial Development Authority
IDRB - Industrial Development Revenue Bond
RAN  - Revenue anticipation note
RB   - Revenue bond
TAN  - Tax anticipation note
TECP - Tax-exempt commercial paper


                                                         See financial notes. 17

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                        $1,926,179
Cash                                                                       1,204
Receivables:
   Fund shares sold                                                       37,388
   Investments sold                                                        1,539
   Interest                                                               10,708
Prepaid expenses                                                   +          78
                                                                   -------------
TOTAL ASSETS                                                           1,977,096

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               2,619
   Fund shares redeemed                                                   29,838
   Investment adviser and administrator fees                                  35
   Transfer agent and shareholder services fees                               53
   Trustees' fees                                                              3
Accrued expenses                                                   +          51
                                                                   -------------
TOTAL LIABILITIES                                                         32,599

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,977,096
TOTAL LIABILITIES                                                  -      32,599
                                                                   -------------
NET ASSETS                                                            $1,944,497

NET ASSETS BY SOURCE
Capital received from investors                                        1,944,373
Net realized capital gains                                                   124

NET ASSET VALUE (NAV) BY SHARE CLASS
                                              SHARES
SHARE CLASS         NET ASSETS     /     OUTSTANDING     =        NAV
Sweep Shares        $1,072,267             1,072,294            $1.00
Value Advantage
Shares                $872,230               872,142            $1.00


18 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $31,207

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      522

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,464
Transfer agent and shareholder service fees:
   Sweep Shares                                                           2,406
   Value Advantage Shares                                                   908
Trustees' fees                                                               12
Custodian fees                                                               38
Portfolio accounting fees                                                    34
Professional fees                                                            17
Registration fees                                                            35
Shareholder reports                                                          16
Other expenses                                                       +        8
                                                                     ----------
Total expenses                                                            6,938
Custody credits                                                      -        1
Expense reduction                                                    -    1,605
                                                                     ----------
NET EXPENSES                                                              5,332

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  31,207
NET EXPENSES                                                         -    5,332
                                                                     ----------
NET INVESTMENT INCOME                                                    25,875
NET REALIZED GAINS                                                   +      522
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $26,397


                                                         See financial notes. 19

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------------------
                                                     1/1/06-6/30/06     1/1/05-12/31/05
Net investment income                                       $25,875             $33,324
Net realized gains and losses                       +           522                (110)
                                                    ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                       26,397              33,214

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                                 14,131              18,708
Value Advantage Shares                              +        11,744              14,616
                                                    ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                   25,875              33,324

TRANSACTIONS IN FUND SHARES*
----------------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                              3,007,440           4,603,574
Value Advantage Shares                              +       671,312           1,134,247
                                                    ------------------------------------
TOTAL SHARES SOLD                                         3,678,752           5,737,821

SHARES REINVESTED
Sweep Shares                                                 12,651              18,393
Value Advantage Shares                              +         9,794              13,508
                                                    ------------------------------------
TOTAL SHARES REINVESTED                                      22,445              31,901

SHARES REDEEMED
Sweep Shares                                             (2,978,672)         (4,664,683)
Value Advantage Shares                              +      (643,362)           (966,945)
                                                    ------------------------------------
TOTAL SHARES REDEEMED                                    (3,622,034)         (5,631,628)

NET TRANSACTIONS IN FUND SHARES                              79,163             138,094

NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period                                       1,864,812           1,726,828
Total increase or decrease                          +        79,685             137,984
                                                    ------------------------------------
END OF PERIOD                                            $1,944,497          $1,864,812

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


20 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/06-       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
                                              6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00          1.00          1.00          1.00          1.00          1.00
                                              ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.01          0.02          0.01          0.00 1        0.01          0.02
                                              ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.01)        (0.02)        (0.01)        (0.00) 1      (0.01)        (0.02)
                                              ------------------------------------------------------------------------------
Net asset value at end of period                1.00          1.00          1.00          1.00          1.00          1.00
                                              ------------------------------------------------------------------------------
Total return (%)                                1.32 3        1.80          0.57          0.43          0.84          2.13

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                       0.65 4        0.65          0.65          0.65          0.66 2        0.65
   Gross operating expenses                     0.86 4        0.86          0.86          0.86          0.89          0.90
   Net investment income                        2.64 4        1.78          0.57          0.43          0.83          2.08
Net assets, end of period ($x 1,000,000)         478           472           448           463           425           382

* Unaudited.

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 21

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 94.3%  MUNICIPAL
        SECURITIES                                      450,586          450,586
--------------------------------------------------------------------------------
 94.3%  TOTAL INVESTMENTS                               450,586          450,586

  5.7%  OTHER ASSETS AND
        LIABILITIES                                                       27,261
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       477,847

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MUNICIPAL SECURITIES 94.3% of net assets

NEW JERSEY 82.8%
--------------------------------------------------------------------------------
BERGEN CNTY IMPROVEMENT AUTH
Sr Special Purpose Limited
   Obligation RB (Encap Golf
   Holdings LLC) Series 2005B
   4.02%, 07/06/06 (a)(b)                                 7,200            7,200
CAMDEN CNTY IMPROVEMENT AUTH
RB (Parkview Redevelopment
   Housing) Series 2006
   3.92%, 07/06/06 (a)(b)                                 2,400            2,400
DELAWARE RIVER PORT AUTH
RB Series 1999
   4.00%, 07/06/06 (a)(b)(c)(d)                           2,000            2,000
DOVER TOWNSHIP
BAN
   3.60%, 06/22/07                                        8,170            8,240
ESSEX CNTY IMPROVEMENT AUTH
GO Guaranteed Lease RB (Cnty
   Correctional Facility)
   Series 2000
   4.00%, 07/06/06 (a)(b)(c)(d)                           3,000            3,000
GARDEN STATE PRESERVATION TRUST
Open Space and Farmland
   Preservation Bonds
   Series 2003A
   3.99%, 07/06/06 (a)(b)(c)(d)                           1,500            1,500
Open Space and Farmland
   Preservation Bonds
   Series 2005A
   4.00%, 07/05/06 (a)(b)(c)                              6,460            6,460
HOPATCONG
BAN
   2.95%, 08/11/06                                        9,000            9,010
NEW JERSEY ECONOMIC
DEVELOPMENT AUTH
Economic Development Bonds
   (The Frisch School)
   Series 2006
   3.94%, 07/06/06 (a)(b)                                 5,400            5,400
Exempt Facility RB (Chambers
   Co-Generation)
   3.73%, 08/04/06 (b)                                    6,000            6,000
   3.76%, 08/04/06 (b)                                    6,100            6,100


22 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Exempt Facility RB (Keystone)
   3.55%, 07/05/06 (b)                                    5,000            5,000
First Mortgage Refunding RB
   (Winchester Gardens at
   Homestead) Series 2004B
   3.98%, 07/06/06 (a)(b)                                 4,000            4,000
Gas Facilities Refunding RB
   (NUI Corp) Series 1997A
   4.02%, 07/06/06 (a)(b)(c)(d)                           3,260            3,260
Motor Vehicle Surcharge RB
   Series 2004A
   3.99%, 07/06/06 (a)(b)(c)(d)                           2,580            2,580
   4.01%, 07/06/06 (a)(b)(c)(d)                           3,880            3,880
Natural Gas Facilities Refunding
   RB (Nui Corp) Series 1997A
   4.02%, 07/06/06 (a)(b)(c)(d)                           1,525            1,525
RB (Baptist Home Society of
   New Jersey) Series 2003
   4.17%, 07/06/06 (a)(b)                                 3,520            3,520
RB (G&W Laboratories)
   Series 2003
   4.04%, 07/06/06 (a)(b)                                 5,050            5,050
RB (Geriatric Services Housing
   Corp) Series 2001
   3.94%, 07/05/06 (a)(b)                                 1,500            1,500
RB (Hamilton Industrial
   Development) Series 1998
   4.04%, 07/05/06 (a)(b)                                 5,370            5,370
RB (Meridian Assisted Living at
   Shrewsbury) Series 2004
   4.02%, 07/06/06 (a)(b)                                 5,250            5,250
RB (Omni Baking Co) Series 2001
   3.98%, 07/06/06 (a)(b)                                 3,000            3,000
RB (Princeton Day School, Inc)
   Series 2005
   3.97%, 07/05/06 (a)(b)                                 5,000            5,000
RB (St James Preparatory School
   and St James Social Service
   Corp) Series 1998
   3.99%, 07/06/06 (a)(b)                                 4,220            4,220
RB (Stone Brothers Secaucus)
   Series 2001
   4.02%, 07/07/06 (a)(b)                                 1,650            1,650
Refunding RB (Crane's Mill)
   Series 2005B
   3.97%, 07/06/06 (a)(b)                                11,915           11,915
Refunding RB (Station Plaza
   Park and Ride) Series 2003
   4.04%, 07/06/06 (a)(b)                                 2,580            2,580
School Facilities Construction
   RB Series 2005K
   4.00%, 07/06/06 (a)(b)(c)(d)                           3,065            3,065
School Facilities Construction
   Refunding Bonds
   Series 2005N
   4.00%, 07/06/06 (a)(b)(c)(d)                           3,030            3,030
Special Facility RB (Port Newark
   Container Terminal)
   Series 2003
   4.02%, 07/05/06 (a)(b)                                 1,500            1,500
Thermal Energy Facilities RB
   (Marina Energy LLC)
   Series 2006A
   4.02%, 07/06/06 (a)(b)                                 2,000            2,000
Thermal Energy Facilities RB
   (Thermal Energy Limited
   Partnership I)
   Series 1997
   4.00%, 07/05/06 (a)(b)                                 5,000            5,000
NEW JERSEY ENVIRONMENTAL
INFRASTRUCTURE TRUST
RB (Bergen Cnty Improvement
   Auth-Encap Golf Holdings LLC)
   Series 2005
   4.02%, 07/06/06 (a)(b)                                12,700           12,700
NEW JERSEY HEALTH CARE
FACILITIES FINANCING AUTH
RB (Jersey Shore Medical
   Center Obligated Group)
   Series 1994
   3.99%, 07/06/06 (a)(b)(c)(d)                           4,500            4,500
RB (JFK Health Systems
   Obligated
   Group) Series 1993
   3.99%, 07/06/06 (a)(b)(c)(d)                           8,020            8,020
RB (Somerset Medical Center)
   Series A
   3.99%, 07/06/06 (a)(b)(c)(d)                          14,115           14,115


                                                         See financial notes. 23

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
RB Composite Program
   Series 2003A2
   3.94%, 07/06/06 (a)(b)                                 2,300            2,300
RB Composite Program
   Series 2004A3
   3.93%, 07/06/06 (a)(b)                                 1,030            1,030
RB Series 2004A4
   3.94%, 07/06/06 (a)(b)                                 2,950            2,950
Refunding RB (St Barnabas
   Health Care System)
   Series 1998B
   4.00%, 07/06/06 (a)(b)(c)(d)                           9,900            9,900
NEW JERSEY TRANSPORTATION
TRUST FUND AUTH
Transportation System Bonds
   Series 2005B
   3.20%, 10/12/06 (a)(b)(c)(d)                           4,745            4,745
Transportation System Bonds
   Series 2005D
   4.01%, 07/06/06 (a)(b)(c)(d)                          27,425           27,425
Transportation System Bonds
   Series 2006C
   4.03%, 07/06/06 (a)(b)(c)                             17,550           17,550
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   3.98%, 07/06/06 (a)(b)(c)(d)                          11,200           11,200
   4.00%, 07/06/06 (a)(b)(c)(d)                           8,665            8,665
   4.01%, 07/06/06 (a)(b)(c)(d)                          10,000           10,000
   4.01%, 07/06/06 (a)(b)(c)                              5,000            5,000
RB Series C
   4.00%, 07/06/06 (a)(b)(c)(d)                           7,030            7,030
Refunding RB Series 2004A
   4.00%, 07/06/06 (a)(b)(c)(d)                          11,495           11,495
NORTH BERGEN
BAN
   3.70%, 05/15/07                                        5,000            5,034
PORT AUTH OF NEW YORK AND
NEW JERSEY
Consolidated Bonds 127th Series
   4.02%, 07/06/06 (a)(b)(c)(d)                           8,480            8,480
Consolidated Bonds 135th Series
   4.02%, 07/06/06 (a)(c)(d)                              2,900            2,900
Consolidated Bonds 138th Series
   4.02%, 07/06/06 (a)(c)(d)                              6,000            6,000
   4.02%, 07/06/06 (a)(b)(c)(d)                           4,000            4,000
Consolidated Bonds
   140th Series
   4.00%, 07/06/06 (a)(b)(c)                              2,940            2,940
Consolidated Bonds
   141st Series
   4.03%, 07/06/06 (a)(b)(c)(d)                           4,990            4,990
Consolidated Bonds
   143rd Series
   4.04%, 07/06/06 (a)(c)                                 4,400            4,400
CP Series B
   3.60%, 08/04/06 (c)                                    3,900            3,900
Special Project Bonds (JFK
   International Air Terminal)
   Series 6
   4.03%, 07/06/06 (a)(b)(c)(d)                           4,895            4,895
   4.05%, 07/05/06 (a)(b)(c)(d)                             800              800
TECP Series A
   3.40%, 08/08/06 (c)                                    6,000            6,000
   3.50%, 07/12/06 (c)                                    6,180            6,180
   3.68%, 08/03/06 (c)                                    4,730            4,730
TOWNSHIP OF SPARTA
BAN
   3.61%, 06/01/07                                       11,079           11,141
TRENTON
BAN
   3.84%, 12/15/06                                        3,000            3,008
UNION CNTY POLLUTION CONTROL
FINANCING AUTH
Refunding RB (Exxon)
   Series 1994
   3.58%, 07/03/06 (a)                                    3,000            3,000
VERNON
BAN
   3.35%, 01/12/07                                        6,000            6,028
WOODBRIDGE
BAN
   3.79%, 07/06/07                                          500              503
   3.80%, 07/06/07                                        7,000            7,047
                                                                     -----------
                                                                         395,806


24 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
PUERTO RICO 11.5%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement and Refunding
   Bonds Series 2000
   3.97%, 07/06/06 (a)(b)(c)(d)                           5,135            5,135
Public Improvement Bonds
   Series 2000
   3.96%, 07/06/06 (a)(b)(c)(d)                           2,500            2,500
Public Improvement Bonds
   Series 2001A
   3.97%, 07/06/06 (a)(b)(c)(d)                           1,000            1,000
Public Improvement Refunding
   Bonds Series 2002A
   4.06%, 07/06/06 (a)(b)(c)(d)                           4,000            4,000
TRAN Series 2006
   3.23%, 07/28/06 (b)                                    5,000            5,005
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Highway Refunding RB
   Series BB
   3.98%, 07/06/06 (a)(b)(c)(d)                             795              795
Subordinated RB Series 2003
   3.96%, 07/06/06 (a)(b)(c)(d)                           1,900            1,900
Transportation Refunding RB
   Series 2005L
   3.97%, 07/06/06 (a)(b)(c)(d)                           7,250            7,250
Transportation Refunding RB
   Series L
   3.97%, 07/06/06 (a)(b)(c)(d)                          11,900           11,900
PUERTO RICO HOUSING FINANCE
CORP
Homeownership Mortgage RB
   Series 1998A
   4.01%, 07/06/06 (a)(b)(c)(d)                           6,400            6,400
Homeownership Mortgage RB
   Series 2000A
   3.97%, 07/06/06 (a)(b)(c)(d)                           3,295            3,295
PUERTO RICO INFRASTRUCTURE
FINANCING AUTH
Special Tax Refunding RB
   Series 2005C
   3.98%, 07/06/06 (a)(b)(c)(d)                           1,700            1,700
PUERTO RICO PUBLIC BUILDINGS
AUTH
Government Facilities RB
   Series B
   3.96%, 07/06/06 (a)(b)(c)(d)                           3,900            3,900
                                                                     -----------
                                                                          54,780

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $450,586.

(a) Variable rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $222,775 or 46.6% of net assets.

BAN  - Bond anticipation note
GO   - General obligation
RB   - Revenue bond
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note


                                                         See financial notes. 25

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                          $450,586
Cash                                                                         881
Receivables:
   Fund shares sold                                                        8,334
   Investments sold                                                       29,220
   Interest                                                                3,884
Prepaid expenses                                                     +        46
                                                                     -----------
TOTAL ASSETS                                                             492,951

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Investments bought                                                      7,550
   Fund shares redeemed                                                    6,875
   Dividends to shareholders                                                 628
   Transfer agent and shareholder services fees                               18
   Trustees' fees                                                              3
   Investment adviser and administrator fees                                   7
Accrued expenses                                                     +        23
                                                                     -----------
TOTAL LIABILITIES                                                         15,104

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             492,951
TOTAL LIABILITIES                                                    -    15,104
                                                                     -----------
NET ASSETS                                                              $477,847

NET ASSETS BY SOURCE
Capital received from investors                                          477,815
Net realized capital gains                                                    32

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$477,847               477,526         $1.00


26 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
INTEREST                                                                  $7,872

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                        32

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    909
Transfer agent and shareholder service fees                                1,077
Trustees' fees                                                                 9
Custodian fees                                                                13
Portfolio accounting fees                                                     14
Professional fees                                                             12
Registration fees                                                             20
Shareholder reports                                                    +       8
                                                                       ---------
Total expenses                                                             2,062
Custody credits                                                        -       2
Expense reduction                                                      -     505
                                                                       ---------
NET EXPENSES                                                               1,555

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    7,872
NET EXPENSES                                                           -   1,555
                                                                       ---------
NET INVESTMENT INCOME                                                      6,317
NET REALIZED GAINS                                                     +      32
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $6,349


                                                         See financial notes. 27

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                               $6,317               $8,188
Net realized gains                          +           32                   42
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               6,349                8,230

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 6,317                8,191

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                        986,559            1,586,641
Shares reinvested                                    5,662                8,032
Shares redeemed                             +     (986,775)          (1,569,930)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                      5,446               24,743

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                472,369              447,587
Total increase                              +        5,478               24,782
                                            ------------------------------------
END OF PERIOD                                     $477,847             $472,369

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


28 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/06-       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
                                              6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00          1.00          1.00          1.00          1.00          1.00
                                              ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.01          0.02          0.01          0.00 1        0.01          0.02
                                              ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.01)        (0.02)        (0.01)        (0.00) 1      (0.01)        (0.02)
                                              ------------------------------------------------------------------------------
Net asset value at end of period                1.00          1.00          1.00          1.00          1.00          1.00
                                              ------------------------------------------------------------------------------
Total return (%)                                1.33 2        1.82          0.62          0.49          0.87          2.20

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                       0.65 3        0.65          0.65          0.65          0.65          0.65
   Gross operating expenses                     0.87 3        0.88          0.86          0.87          0.89          0.92
   Net investment income                        2.65 3        1.82          0.62          0.48          0.87          2.14
Net assets, end of period ($ x 1,000,000)        378           378           346           328           301           292

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 29

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 95.4%  MUNICIPAL
        SECURITIES                                      360,515          360,515
--------------------------------------------------------------------------------
 95.4%  TOTAL INVESTMENTS                               360,515          360,515

  4.6%  OTHER ASSETS AND
        LIABILITIES                                                       17,566
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       378,081

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MUNICIPAL SECURITIES 95.4% of net assets

PENNSYLVANIA 93.9%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL
DEVELOPMENT AUTH
RB (University of Pittsburgh
   Medical Center)
   Series 2005B
   4.09%, 07/06/06 (a)(e)                                 7,000            7,000
RB (UPMC Senior Communities)
   Series 2003
   3.97%, 07/06/06 (a)(b)                                 7,540            7,540
ALLEGHENY CNTY PORT AUTH
Grant Anticipation Notes
   Series 2006
   3.79%, 06/29/07 (b)                                   10,200           10,269
Special Revenue Transportation
   Bonds Series 1999
   3.99%, 07/06/06 (a)(b)(c)(d)                          10,995           10,995
BEAVER CNTY IDA
Pollution Control Refunding RB
   (FirstEnergy Nuclear
   Generation Corp)
   Series 2005A
   3.98%, 07/05/06 (a)(b)                                 3,200            3,200
Pollution Control Refunding RB
   (FirstEnergy Nuclear
   Generation Corp)
   Series 2006A
   3.99%, 07/03/06 (a)(b)                                 6,800            6,800
CENTRAL BUCKS SD
GO Bonds Series 2000A
   4.02%, 07/06/06 (a)(b)(c)                              3,095            3,095
CHESTER CNTY SCHOOL AUTH
School Lease RB Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                           1,755            1,755
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester
   Medical Center) Series 2002
   3.97%, 07/06/06 (a)(b)                                 4,800            4,800
RB (YMCA of Philadelphia)
   Series 1999
   4.08%, 07/05/06 (a)(b)                                 1,785            1,785


30 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
DELAWARE VALLEY REGIONAL
FINANCE AUTH
Local Government RB
   Series 1986
   3.97%, 07/05/06 (a)(b)                                10,600           10,600
Local Government RB
   Series 1998A
   4.03%, 07/06/06 (a)(b)(c)(d)                           4,055            4,055
   4.05%, 07/06/06 (a)(b)(c)(d)                           1,300            1,300
EASTON AREA SD
GO Bonds Series 2005
   3.97%, 07/06/06 (a)(b)(c)                              9,000            9,000
ERIE SD
GO Bonds Series 2001A
   4.01%, 07/06/06 (a)(b)(c)(d)                           6,950            6,950
HANOVER PUBLIC SD
GO Bonds Series 2005
   3.97%, 07/06/06 (a)(b)(c)                              4,000            4,000
HARRISBURG AUTH
Water Refunding RB
   Series 2003A
   4.02%, 07/06/06 (a)(b)(c)                             12,000           12,000
LEHIGH CNTY IDA
Pollution Control Refunding RB
   (PPL Electric Utilities Corp)
   Series 2005B
   4.01%, 07/06/06 (a)(b)(c)                              3,290            3,290
LUZERNE CNTY IDA
RB (Methodist Homes)
   Series 2003
   4.02%, 07/05/06 (a)(b)                                 2,000            2,000
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
   3.99%, 07/06/06 (a)(b)(c)                              3,600            3,600
MERCER CNTY
GO Bonds Series 2001
   4.01%, 07/06/06 (a)(b)(c)(d)                           1,275            1,275
MONTGOMERY CNTY IDA
Environmental Facilities RB
   (Ionza Inc)
   Series 2000
   4.07%, 07/06/06 (a)(b)                                 7,000            7,000
Pollution Control Refunding RB
   (Exelon Generation Co)
   Series 2002A
   3.60%, 07/11/06 (b)                                    5,000            5,000
Pollution Control Refunding
   RB (Peco Energy Co)
   Series 1994A
   3.52%, 07/18/06 (b)                                   10,000           10,000
   3.65%, 08/01/06 (b)                                    8,000            8,000
   3.56%, 08/14/06 (b)                                   16,000           16,000
Pollution Control Refunding
   RB (Peco Energy Co)
   Series 1999A
   3.95%, 07/05/06 (a)(b)                                 7,400            7,400
School RB (Friends' Central
   School) Series 2002
   3.97%, 07/06/06 (a)(b)                                 4,200            4,200
MONTGOMERY CNTY
REDEVELOPMENT AUTH
M/F Housing Refunding RB
   (Glenmore Associates)
   Series 1995A
   3.99%, 07/07/06 (a)(b)                                 3,750            3,750
NORTHHAMPTON CNTY
RB (Binney and Smith)
   Series 1997A
   4.03%, 07/05/06 (a)(b)                                 3,250            3,250
RB (Binney and Smith)
   Series 1997B
   4.03%, 07/05/06 (a)(b)                                   780              780
NORWIN SD
GO Bonds Series 2001A
   4.01%, 07/06/06 (a)(b)(c)(d)                           9,710            9,710
PENNSYLVANIA
GO Bonds First Series 2003
   4.00%, 07/06/06 (a)(b)(c)(d)                           4,870            4,870
PENNSYLVANIA CONVENTION
CENTER AUTH
RB Series 1989A
   4.00%, 07/06/06 (a)(b)(c)(d)                           2,745            2,745
PENNSYLVANIA ECONOMIC
DEVELOPMENT FINANCE AUTH
Bonds (Westrum Harleysville II)
   Series 2005
   4.03%, 07/06/06 (a)(b)                                 6,200            6,200
Exempt Facilities RB (Amtrak)
   Series 2001B
   4.06%, 07/06/06 (a)(b)                                12,000           12,000


                                                         See financial notes. 31

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Exempt Facilities
   RB (Shippingport)
   Series 2005A
   4.06%, 07/05/06 (a)(b)                                 9,000            9,000
PENNSYLVANIA ENERGY
DEVELOPMENT AUTH
RB (B&W Ebensburg)
   Series 1986
   4.03%, 07/05/06 (a)(b)                                 9,335            9,335
PENNSYLVANIA HFA
Residential Development
   Refunding RB Series 2002A
   4.04%, 07/05/06 (a)(c)(d)                              6,000            6,000
S/F Mortgage RB Drawdown
   Series 2003
   4.04%, 07/06/06 (a)(b)(c)(d)                           2,405            2,405
S/F Mortgage RB
   Series 1999-66A
   4.02%, 07/06/06 (a)(c)(d)                              2,655            2,655
S/F Mortgage RB
   Series 1999A
   4.05%, 07/06/06 (a)(c)(d)                              7,690            7,690
S/F Mortgage RB
   Series 2001-72A
   4.04%, 07/06/06 (a)(b)(c)                              2,495            2,495
S/F Mortgage RB
   Series 2002-74B
   4.02%, 07/06/06 (a)(c)(d)                              7,495            7,495
S/F Mortgage RB
   Series 2003-79A
   4.04%, 07/06/06 (a)(c)                                 2,370            2,370
S/F Mortgage RB
   Series 2005-88B
   4.02%, 07/05/06 (a)(c)                                 1,800            1,800
PENNSYLVANIA HIGHER
EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 2000A
   4.05%, 07/05/06 (a)(b)(c)                             18,125           18,125
Student Loan RB Series 2001A
   4.05%, 07/05/06 (a)(b)(c)                              5,050            5,050
PENNSYLVANIA HIGHER
EDUCATIONAL FACILITIES AUTH
RB (University of Pennsylvania
   Health Services) Series 2005A
   4.00%, 07/06/06 (a)(b)(c)(d)                           3,000            3,000
PENNSYLVANIA PUBLIC SCHOOL
BUILDING AUTH
Lease RB (Philadelphia SD)
   Series 2003
   4.01%, 07/06/06 (a)(b)(c)(d)                           1,936            1,935
RB (Parkland SD) Series 1999D
   4.02%, 07/06/06 (a)(b)(c)                              2,380            2,380
School Lease RB (Philadelphia
   SD) Series 2003
   4.03%, 07/05/06 (a)(b)(c)(d)                           7,000            7,000
PENNSYLVANIA TURNPIKE
COMMISSION
RB Series 2004A
   4.01%, 07/06/06 (a)(b)(c)(d)                           6,270            6,270
Registration Fee Refunding RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                           2,355            2,355
PHILADELPHIA
Airport RB Series 2005A
   4.05%, 07/06/06 (a)(b)(c)(d)                           1,000            1,000
Airport Refunding RB
   Series 2005C
   4.05%, 07/05/06 (a)(b)(c)                              6,830            6,830
Water and Wastewater RB
   Series 1997B
   3.95%, 07/05/06 (a)(b)(c)                                120              120
PHILADELPHIA GAS WORKS
RB Third Series 2001
   4.00%, 07/06/06 (a)(b)(c)(d)                           1,700            1,700
PHILADELPHIA IDA
RB (City Line Holiday Inn)
   Series 1996
   4.00%, 07/05/06 (a)(b)                                 4,600            4,600
RB Series 1998A
   4.05%, 07/06/08 (a)(b)(c)(d)                           5,000            5,000
PHILADELPHIA REDEVELOPMENT
AUTH
RB (Neighborhood
   Transformation Initiative)
   Series 2005C
   4.01%, 07/06/06 (a)(b)(c)(d)                           5,745            5,745


32 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
SCRANTON REDEVELOPMENT
AUTH
Guaranteed Lease RB
   Series 2004
   4.02%, 07/06/06 (a)(b)                                 6,905            6,905
TEMPLE UNIVERSITY
Commonwealth System of Higher
   Education University Funding
   Obligations Series 2006
   3.68%, 04/26/07                                        8,250            8,336
WEST CORNWALL TOWNSHIP
MUNICIPAL AUTH
RB (Lebanon Valley Brethren
   Home)
   Series 1995
   4.03%, 07/05/06 (a)(b)                                 1,000            1,000
                                                                     -----------
                                                                         354,810
PUERTO RICO 1.5%
--------------------------------------------------------------------------------
PUERTO RICO
TRAN Series 2006
   3.23%, 07/28/06 (b)                                    5,000            5,005
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Transportation Refunding RB
   Series 2005L
   3.97%, 07/06/06 (a)(b)(c)(d)                             700              700
                                                                     -----------
                                                                           5,705

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $360,515.

ISSUER                                              FACE AMOUNT      COST/VALUE
RATE, ACQUISITION DATE,                             ($ x 1,000)      ($ x 1,000)
MATURITY DATE
At 06/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALLEGHENY COUNTY HOSPITAL
DEVELOPMENT AUTH
RB (University of Pittsburgh Medical
   Center) Series 2005B
   4.09%, 11/17/05, 07/06/06                              7,000            7,000

(a) Variable rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $104,605 or 27.7% of net assets.
(e) Illiquid and/or restricted security.

GAN  - Grant anticipation note
GO   - General obligation
HFA  - Housing Finance Agency
IDA  - Industrial Development Authority
RB   - Revenue bond
TRAN - Tax and revenue anticipation note


                                                         See financial notes. 33

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                         $360,515
Cash                                                                        218
Receivables:
   Fund shares sold                                                      11,349
   Investments sold                                                      20,100
   Interest                                                               2,248
Prepaid expenses                                                    +        35
                                                                    ------------
TOTAL ASSETS                                                            394,465

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                510
   Investments bought                                                    10,269
   Fund shares redeemed                                                   5,564
   Investment adviser and administrator fees                                  5
   Transfer agent and shareholder services fees                              14
   Trustees' fees                                                             3
Accrued expenses                                                    +        19
                                                                    ------------
TOTAL LIABILITIES                                                        16,384

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            394,465
TOTAL LIABILITIES                                                   -    16,384
                                                                    ------------
NET ASSETS                                                             $378,081

NET ASSETS BY SOURCE
Capital received from investors                                         378,141
Net investment income not yet distributed                                     2
Net realized capital losses                                                 (62)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$378,081               378,125         $1.00


34 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $6,334

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                      (5)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   729
Transfer agent and shareholder service fees                                 863
Trustees' fees                                                                9
Custodian fees                                                               10
Portfolio accounting fees                                                    14
Professional fees                                                            12
Registration fees                                                            26
Shareholder reports                                                           5
Other expenses                                                        +       2
                                                                      ----------
Total expenses                                                            1,670
Custody credits                                                       -       2
Expense reduction                                                     -     422
                                                                      ----------
NET EXPENSES                                                              1,246

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,334
NET EXPENSES                                                          -   1,246
                                                                      ----------
NET INVESTMENT INCOME                                                     5,088
NET REALIZED LOSSES                                                   +      (5)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $5,083


                                                         See financial notes. 35

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                               $5,088               $6,627
Net realized losses                         +           (5)                 (43)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               5,083                6,584

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 5,088                6,627

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                        918,463            1,434,497
Shares reinvested                                    4,562                6,480
Shares redeemed                             +     (923,000)          (1,408,453)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                         25               32,524

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                378,061              345,580
Total increase                              +           20               32,481
                                            ------------------------------------
END OF PERIOD                                     $378,081             $378,061

Net investment income not yet distributed               $2                   $2

* Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.


36 See financial notes.

SCHWAB AMT TAX-FREE MONEY FUND(TM)
(FORMERLY SCHWAB FLORIDA MUNICIPAL MONEY FUND)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/06-       1/1/05-       1/1/04-        1/1/03-      1/1/02-       1/1/01-
                                                    6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period                1.00          1.00          1.00          1.00          1.00          1.00
                                                    ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01          0.02          0.01          0.00 1        0.01          0.02
                                                    ------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income               (0.01)        (0.02)        (0.01)        (0.00) 1      (0.01)        (0.02)
                                                    ------------------------------------------------------------------------------
Net asset value at end of period                      1.00          1.00          1.00          1.00          1.00          1.00
                                                    ------------------------------------------------------------------------------
Total return (%)                                      1.32 2        1.81          0.60          0.46          0.96          2.32

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.65 3        0.65          0.66          0.64          0.59          0.59
  Gross operating expenses                            0.85 3        0.85          0.85          0.85          0.87          0.87
  Net investment income                               2.63 3        1.78          0.59          0.47          0.95          2.30
Net assets, end of period ($ x 1,000,000)            1,111         1,973         1,905         1,804         1,785         1,518

* Unaudited.

1 Per share amount was less than $0.01.h

2 Not annualized.

3 Annualized


                                                         See financial notes. 37

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
102.5%  MUNICIPAL
        SECURITIES                                    1,138,962       1,138,962
--------------------------------------------------------------------------------
102.5%  TOTAL INVESTMENTS                             1,138,962       1,138,962

(2.5)%  OTHER ASSETS AND
        LIABILITIES                                                     (27,974)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,110,988

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MUNICIPAL SECURITIES 102.5% of net assets

ARIZONA 0.9%
--------------------------------------------------------------------------------
SCOTTSDALE IDA
Hospital RB (Scottsdale
   Healthcare) Series 2006G
   4.02%, 07/06/06 (a)(b)(c)                             10,000           10,000

CONNECTICUT 0.0%
--------------------------------------------------------------------------------
CONNECTICUT HFA
S/F Mortgage Draw Down RB
   Series 2004B
   4.02%, 07/06/06 (a)(b)(c)(d)                             120              120

FLORIDA 77.3%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES
AUTH
RB (Shands Hospital-University
   of Florida) Series 1992R
   4.00%, 07/06/06 (a)(b)(c)(d)                          55,460           55,460
ALACHUA CNTY SCHOOL BOARD
COP Series 2004
   4.00%, 07/06/06 (a)(b)(c)(d)                           9,045            9,045
BROWARD CNTY
Subordinate Port Facilities
   Refunding RB (Port
   Everglades) Series 1998
   4.03%, 07/06/06 (a)(b)(c)                              8,860            8,860
BROWARD CNTY HFA
M/F Housing RB (Sawgrass
   Pines Apts) Series 1993A
   4.03%, 07/06/06 (a)(b)                                 1,100            1,100
BROWARD CNTY SCHOOL
DISTRICT/BOARD
COP Series 2006A
   4.01%, 07/06/06 (a)(b)(c)                              9,800            9,800
CAPITAL TRUST AGENCY
M/F Housing RB (Portofino
   Villas and Stratford Landing)
   Series 2006A
   3.97%, 07/06/06 (a)(b)                                 6,100            6,100
CHARLOTTE CNTY
Refunding RB Series 2003A
   3.98%, 07/06/06 (a)(b)(c)                              7,400            7,400
COLLIER CNTY
IDRB (Ave Maria Utility Co)
   Series 2005
   4.04%, 07/05/06 (a)(b)                                10,000           10,000


38 See financial notes.

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
COLLIER CNTY HFA
M/F Housing RB (Brittany
   Bay Apts) Series 2001A
   4.01%, 07/05/06 (a)(b)                                 3,350            3,350
COLLIER CNTY IDA
Educational Facilities RB
   (Community School of
   Naples) Series 2002
   4.00%, 07/06/06 (a)(b)                                 2,850            2,850
ESCAMBIA HFA
S/F Mortgage RB Series 2001A
   4.04%, 07/06/06 (a)(b)(c)(d)                           1,520            1,520
   4.09%, 07/06/06 (a)(b)(c)(d)                           2,795            2,795
S/F RB Series 1997A
   4.12%, 07/06/06 (a)(b)(c)(d)                              60               60
S/F RB Series 2002A1
   4.05%, 07/06/06 (a)(c)(d)                              4,070            4,070
FLORIDA
RB (Dept of Environmental
   Protection Preservation
   2000) Series 1997B
   4.01%, 07/06/06 (a)(b)(c)(d)                          22,920           22,920
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds
   Series 1998E
   4.02%, 07/06/06 (a)(c)(d)                             12,280           12,280
Capital Outlay Bonds
   Series 1999C
   4.01%, 07/06/06 (a)(c)(d)                             17,800           17,800
Capital Outlay Bonds
   Series 2003C
   4.00%, 07/06/06 (a)(b)(c)(d)                           7,500            7,500
Capital Outlay Refunding Bonds
   Series 2001B
   4.02%, 07/06/06 (a)(c)(d)                             14,100           14,100
Lottery RB Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                           3,335            3,335
   3.45%, 08/03/06 (a)(b)(c)(d)                           5,785            5,785
Public Education Capital Outlay
   Refunding Bonds
   Series 2005C
   4.01%, 07/06/06 (a)(c)                                13,993           13,993
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
   4.01%, 07/06/06 (a)(b)(c)(d)                           7,820            7,820
FLORIDA DEVELOPMENT
FINANCE CORP
IDRB (Central Farms)
   Series 1999A4
   4.09%, 07/05/06 (a)(b)                                   710              710
IDRB (Schmitt Family
   Partnership) Series 1999A2
   4.09%, 07/05/06 (a)(b)                                 1,750            1,750
IDRB (Vutec Corp)
   Series 1999A1
   4.09%, 07/05/06 (a)(b)                                 1,520            1,520
FLORIDA HFA
Homeowner Mortgage RB
   Series 2000-4
   4.09%, 07/06/06 (a)(b)(c)(d)                           1,395            1,395
M/F Housing RB (Cameron
   Cove Apts) Series 1985XX
   3.99%, 07/05/06 (a)(b)                                 8,000            8,000
M/F Housing Refunding RB
   (Reflections Apts)
   Series 2001KA
   3.97%, 07/06/06 (a)(b)                                13,500           13,500
M/F Housing Refunding RB
   (South Pointe) Series 1998J
   3.97%, 07/05/06 (a)(b)                                 4,925            4,925
M/F Mortgage RB (Lynn
   Lake Apts) Series 2005B1
   4.02%, 07/06/06 (a)(b)                                10,100           10,100
M/F Mortgage Refunding RB
   (Victoria Park Apts)
   Series 2002J1
   3.97%, 07/06/06 (a)(b)                                 5,000            5,000
RB (Timberline Apts)
   Series 1999P
   4.05%, 07/05/06 (a)(b)                                 6,035            6,035
FLORIDA LOCAL GOVERNMENT
FINANCE COMMISSION
Pooled TECP Series 1994A
   3.59%, 07/11/06(b)                                    28,003           28,003
   3.57%, 08/07/06(b)                                    17,000           17,000


                                                         See financial notes. 39

SCHWAB AMT TAX-FREE MONEY FUND

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
GAINESVILLE
IDRB (Exactech) Series 1997
   4.04%, 07/05/06 (a)(b)                                 2,100            2,100
GAINESVILLE UTILITY SYSTEM
RB Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                              4,545            4,545
GREATER ORLANDO AVIATION
AUTH
Airport Facilities RB
   Series 2002E
   4.05%, 07/05/06 (a)(b)(c)                             11,000           11,000
Airport Facility RB (Flightsafety
   International) Series 2003A
   4.04%, 07/06/06 (a)(b)                                 8,900            8,900
HILLSBOROUGH CNTY AVIATION
AUTH
Airport Facilities Subordinated
   TECP Series B
   3.60%, 07/20/06 (b)                                   22,500           22,500
RB (Tampa International Airport)
   Series 2003A
   4.05%, 07/06/06 (a)(b)(c)(d)                           5,495            5,495
RB (Tampa International Airport)
   Series 2005A
   4.04%, 07/06/06 (a)(b)(c)(d)                           4,865            4,865
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore
   Crossing Apts) Series 2005
   4.02%, 07/05/06 (a)(b)                                 3,000            3,000
M/F Housing RB (Lake Kathy
   Apts) Series 2005
   4.03%, 07/06/06 (a)(b)                                 6,000            6,000
HILLSBOROUGH CNTY IDA
IDRB (University Community
   Hospital) Series 1994
   4.01%, 07/06/06 (a)(b)(c)(d)                          21,085           21,085
HILLSBOROUGH CNTY PORT
DISTRICT
Refunding RB (Tampa Port
   Auth) Series 2005A
   4.04%, 07/06/06 (a)(b)(c)(d)                           6,679            6,679
JACKSONVILLE ECONOMIC
DEVELOPMENT COMMISSION
RB (Bolles School)
   Series 1999A
   3.98%, 07/06/06 (a)(b)                                 1,300            1,300
Special Facility Airport RB
   (Holland Sheltair Aviation
   Group) Series 2004A1
   4.05%, 07/06/06 (a)(b)                                 6,155            6,155
Special Facility Airport RB
   (Holland Sheltair Aviation
   Group) Series 2005B
   4.05%, 07/06/06 (a)(b)                                 2,060            2,060
JACKSONVILLE HFA
M/F Housing RB (Brookwood
   Forest Apts) Series 2005
   4.02%, 07/05/06 (a)(b)                                 4,000            4,000
M/F Housing Refunding RB
   (St. Augustine Apts)
   Series 2006
   3.98%, 07/05/06 (a)(b)                                 3,300            3,300
JACKSONVILLE PORT AUTH
Port Facility RB Series 1996
   4.05%, 07/06/06 (a)(b)(c)(d)                          10,100           10,100
LEE CNTY
Airport RB Series 2000A
   4.04%, 07/06/06 (a)(b)(c)(d)                           4,957            4,957
LEE CNTY HFA
M/F Housing RB (University
   Club Apts) Series 2002A
   4.04%, 07/06/06(a)(b)                                  7,500            7,500
MANATEE CNTY HFA
M/F Housing RB (Centre Court
   Apts) Series 2000
   4.02%, 07/05/06(a)(b)                                  3,755            3,755
MIAMI HEALTH FACILITIES AUTH
Refunding RB (Miami Jewish
   Home and Hospital for the
   Aged, Inc) Series 2005
   3.99%, 07/05/06(a)(b)                                  4,900            4,900
MIAMI-DADE CNTY
Aviation RB (Miami International
   Airport) Series 2004B
   4.01%, 07/06/06 (a)(b)(c)(d)                           5,000            5,000
Aviation RB (Miami International
   Airport) Series 2005A
   4.05%, 07/06/06 (a)(b)(c)                              9,105            9,105
Aviation Refunding RB (Miami
   International Airport-Hub of
   the Americas) Series 2005B
   3.13%, 10/01/06 (b)                                    2,455            2,460


40 See financial notes.

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Aviation TECP (Miami
   International
   Airport) Series A
   3.38%, 07/10/06 (b)                                   12,216           12,216
GO Bonds Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                           9,940            9,940
Water and Sewer System
   Refunding RB Series 2005
   3.97%, 07/06/06 (a)(b)(c)                             18,600           18,600
MIAMI-DADE CNTY HFA
M/F Mortgage RB
   Series 2003-3
   4.02%, 07/05/06 (a)(b)                                 9,140            9,140
MIAMI-DADE CNTY IDA
IDRB (Airbus Service Co)
   Series 1998A
   4.08%, 07/06/06 (a)(b)                                 8,080            8,080
IDRB (Airis Miami LLC)
   Series 1999A
   4.03%, 07/06/06 (a)(b)(c)                             14,100           14,100
IDRB (Fine Art Lamps)
   Series 1998
   4.04%, 07/05/06 (a)(b)                                 1,500            1,500
IDRB (Tarmac America)
   Series 2004
   4.05%, 07/06/06 (a)(b)                                 3,200            3,200
NEW COLLEGE OF FLORIDA
DEVELOPMENT CORP
Master Lease Program COP
   Series 2006
   3.99%, 07/05/06 (a)(b)                                11,110           11,110
OCALA
Utility Systems RB Series 2005B
   4.01%, 07/06/06 (a)(b)(c)(d)                           5,515            5,515
OCEAN HIGHWAY AND PORT
AUTH
RB Series 1990
   4.08%, 07/05/06 (a)(b)                                 9,400            9,400
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled
   Hospital Loan) Series 1985
   3.70%, 08/03/06 (b)                                   19,600           19,600
   3.68%, 08/08/06 (b)                                   18,400           18,400
ORANGE CNTY HFA
M/F Housing RB (Glenn On
   Millenia Boulevard)
   Series 2001C
   4.01%, 07/05/06 (a)(b)                                 3,355            3,355
M/F Housing Refunding RB
   (Andover Place Apts)
   Series 1998F
   4.02%, 07/06/06 (a)(b)                                 7,770            7,770
Refunding RB (Highland Pointe
   Apts) Series 1998J
   3.99%, 07/06/06 (a)(b)                                 7,455            7,455
ORANGE CNTY IDA
RB (Central Florida YMCA)
   Series 2005
   4.00%, 07/06/06 (a)(b)                                 1,000            1,000
ORANGE CNTY SCHOOL BOARD
COP Series 2006A
   4.00%, 07/06/06 (a)(b)(c)                              7,680            7,680
COP Series 2006B
   4.01%, 07/06/06 (a)(b)(c)                              2,765            2,765
ORLANDO AND ORANGE CNTY
EXPRESSWAY AUTH
RB Series 2005D
   3.96%, 07/06/06 (a)(b)(c)                              7,840            7,840
PALM BAY
Utility System Improvement RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                           9,135            9,135
PALM BEACH CNTY
Criminal Justice Facilities RB
   Series 1997
   4.01%, 07/06/06 (a)(b)(c)(d)                           4,495            4,495
RB (Raymond F. Kravis Center
   for the Performing Arts)
   Series 2002
   3.93%, 07/06/06 (a)(b)                                 5,800            5,800
RB (Zoological Society of the
   Palm Beaches) Series 2001
   3.98%, 07/06/06 (a)(b)                                 5,500            5,500
PALM BEACH CNTY HEALTH
FACILITIES AUTH
Refunding Program RB (Pooled
   Hospital Loan) Series 1985
   3.59%, 07/11/06 (b)                                   11,500           11,500
   3.58%, 09/19/06 (b)                                    7,300            7,300


                                                         See financial notes. 41

SCHWAB AMT TAX-FREE MONEY FUND

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
PALM BEACH CNTY HFA
M/F Housing RB (Azalea Place
   Apts) Series 1999A
   4.06%, 07/05/06 (a)(b)                                 3,000            3,000
M/F Housing Refunding RB
   (Spinnaker Landing Apts)
   Series 1998
   4.02%, 07/06/06 (a)(b)                                 2,645            2,645
PALM BEACH CNTY SD
Sales Tax Revenue CP
   3.65%, 08/07/06 (b)                                    9,500            9,500
   3.55%, 08/14/06 (b)                                    4,000            4,000
PINELLAS CNTY IDA
IDRB (H&S Swansons Tool Co)
   Series 2001
   4.04%, 07/05/06 (a)(b)                                 2,910            2,910
IDRB (Restorative Care of
   America) Series 2001
   4.14%, 07/05/06 (a)(b)                                 1,565            1,565
SARASOTA CNTY
RB (Sarasota Family YMCA)
   Series 1999
   3.98%, 07/06/06 (a)(b)                                 1,890            1,890
Utility System Refunding RB
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                           4,515            4,515
SARASOTA CNTY HEALTH
FACILITIES AUTH
RB (Sarasota-Manatee Jewish
   Housing Council, Inc)
   Series 2005A
   3.98%, 07/06/06 (a)(b)                                27,600           27,600
SEMINOLE CNTY IDA
IDRB (Amrhein Family Limited
   Partnership) Series 2001
   4.04%, 07/05/06 (a)(b)                                 4,125            4,125
ST PETERSBURG
Capital Improvement RB
   (Airport) Series 1997C
   4.04%, 07/05/06 (a)(b)                                   210              210
SUMTER CNTY IDA
IDRB (Robbins Manufacturing
   Co) Series 1997
   4.08%, 07/06/06 (a)(b)                                 1,200            1,200
SUMTER LANDING COMMUNITY
DEVELOPMENT DISTRICT
Recreational RB Series 2005A
    4.01%, 07/06/06 (a)(b)(c)(d)                          2,000            2,000
SUNSHINE STATE GOVERNMENTAL
FINANCING COMMISSION
CP Revenue Notes (Miami-Dade
   Cnty) Series G
   3.42%, 08/08/06 (b)(c)                                10,000           10,000
TECP Series 1998A
   3.38%, 08/08/06 (b)(c)                                40,207           40,207
TAMPA
Educational Facilities RB (Pepin
   Academy of Tampa)
   Series 2002
   4.02%, 07/06/06 (a)(b)                                 3,755            3,755
TAMPA BAY WATER AUTH
Utility System Refunding and
   Improvement RB
   Series 2001A
   4.05%, 07/06/06 (a)(b)(c)(d)                           5,200            5,200
UNIVERSITY OF SOUTH FLORIDA
RESEARCH FOUNDATION
RB (Interdisciplinary Research
   Building) Series 2004A
   4.00%, 07/05/06 (a)(b)                                 5,500            5,500
VOLUSIA CNTY HEALTH FACILITIES
AUTH
Hospital RB (Southwest Volusia
   Healthcare Corp)
   Series 1994A
   3.98%, 07/06/06 (a)(b)                                11,000           11,000
WINTER HAVEN
Utility System Improvement and
   Refunding RB Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                           9,210            9,210
                                                                     -----------
                                                                         859,070

GEORGIA 1.3%
--------------------------------------------------------------------------------
DEKALB CNTY
Water and Sewerage Refunding
   RB Series 2006B
   4.01%, 07/06/06 (a)(b)(c)                              8,500            8,500
FULTON CNTY
Water and Sewerage RB
   Series 2004
   4.00%, 07/06/06 (a)(b)(c)                              1,040            1,040


42 See financial notes.

PORTFOLIO HOLDINGS(Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
METROPOLITAN ATLANTA RAPID
TRANSIT AUTH
Sales Tax Revenue CP BAN
   (Third Indenture)
   Series 2004A
   3.63%, 07/13/06 (b)                                    5,000            5,000
                                                                     -----------
                                                                          14,540
ILLINOIS 4.4%
--------------------------------------------------------------------------------
CHICAGO
General Airport Third Lien RB
   (Chicago O'Hare International
   Airport) Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                             22,290           22,290
GO Bonds Project and
   Refunding Series 2006A
   4.01%, 07/06/06 (a)(b)(c)(d)                          17,760           17,760
CHICAGO O'HARE INTERNATIONAL
AIRPORT
General Airport Third Lien RB
   Series 2003B2
   4.04%, 07/06/06 (a)(b)(c)(d)                           8,595            8,595
                                                                     -----------
                                                                          48,645
INDIANA 0.0%
--------------------------------------------------------------------------------
INDIANA HFA
S/F Mortgage RB
   Series 2002B
   4.06%, 07/05/06 (a)(c)(d)                                480              480

IOWA 1.5%
--------------------------------------------------------------------------------
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program
   Warrant Certificates
   Series 2006-2007 A
   3.71%, 06/28/07 (b)                                   16,720           16,846

KENTUCKY 1.4%
--------------------------------------------------------------------------------
KENTUCKY ASSET/LIABILITY
COMMISSION
General Fund TRAN
   Series 2006A
   3.70%, 06/28/07                                       15,000           15,114

LOUISIANA 0.9%
--------------------------------------------------------------------------------
LOUISIANA LOCAL GOVERNMENT
ENVIRONMENTAL FACILITIES AND
COMMUNITY DEVELOPMENT
AUTH
RB (University of Louisiana-
   Monroe) Series 2004C
   3.99%, 07/06/06(a)(b)                                 10,000           10,000

MASSACHUSETTS 0.8%
--------------------------------------------------------------------------------
CHELMSFORD
BAN
   3.66%, 06/22/07                                        6,000            6,047
NEEDHAM
BAN
   3.64%, 11/01/06                                        3,000            3,006
                                                                     -----------
                                                                           9,053
NEVADA 3.6%
--------------------------------------------------------------------------------
LAS VEGAS VALLEY WATER
DISTRICT
GO (Limited Tax) Water CP
   Series 2004 A&B
   3.53%, 07/14/06(c)                                    30,000           30,000
   3.55%, 08/03/06(c)                                     9,900            9,900
                                                                     -----------
                                                                          39,900
NEW JERSEY 1.4%
--------------------------------------------------------------------------------
WOODBRIDGE
BAN
   3.79%, 07/06/07                                       13,000           13,089
   3.80%, 07/06/07                                        3,000            3,020
                                                                     -----------
                                                                          16,109
NEW YORK 0.2%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
Electric System Subordinated
   RB Series 2001-2B
   3.94%, 07/03/06(a)(b)                                  1,000            1,000
NEW YORK CITY MUNICIPAL
WATER FINANCE AUTH
Water and Sewer System RB
   Series 1994G
   3.94%, 07/03/06 (a)(b)(c)                              1,100            1,100
                                                                     -----------
                                                                           2,100


                                                         See financial notes. 43

SCHWAB AMT TAX-FREE MONEY FUND

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
PENNSYLVANIA 0.3%
--------------------------------------------------------------------------------
PENNSYLVANIA HIGHER EDUCATION
ASSISTANCE AGENCY
Student Loan RB Series 1988B
   4.01%, 07/05/06(a)(b)(c)                               3,000            3,000

PUERTO RICO 2.8%
--------------------------------------------------------------------------------
PUERTO RICO
TRAN Series 2006
   3.23%, 07/28/06 (b)                                   15,000           15,014
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Highway Refunding RB
   Series BB
   3.50%, 02/15/07(a)(b)(c)                              11,210           11,210
PUERTO RICO MUNICIPAL
FINANCE AGENCY
Refunding Bonds Series C
   3.50%, 02/15/07(a)(b)(c)                               4,945            4,945
                                                                     -----------
                                                                          31,169
SOUTH CAROLINA 0.8%
--------------------------------------------------------------------------------
SOUTH CAROLINA PUBLIC
SERVICE AUTH
TECP
   3.53%, 08/11/06 (c)                                    8,591            8,591

TENNESSEE 0.0%
--------------------------------------------------------------------------------
MONTGOMERY CNTY PUBLIC
BUILDING AUTH
Pooled Financing RB (Tennessee
   Cnty Loan Pool) Series 2002
   4.05%, 07/03/06 (a)(b)                                   425              425

TEXAS 2.8%
--------------------------------------------------------------------------------
DALLAS FORT WORTH
INTERNATIONAL AIRPORT
Joint Improvement and
   Refunding RB
   Series 2001A
   4.04%, 07/06/06 (a)(b)(c)(d)                           3,495            3,495
TEXAS
TRAN Series 2005
   3.70%, 08/31/06                                        5,000            5,006
   3.74%, 08/31/06                                       16,500           16,517
TEXAS STATE UNIVERSITY
SYSTEM BOARD OF REGENTS
Permanent University Fund
   Bonds Series 2005B
   4.01%, 07/06/06 (a)(c)                                 6,350            6,350
                                                                     -----------
                                                                          31,368
WASHINGTON 0.7%
--------------------------------------------------------------------------------
PORT OF SEATTLE
Intermediate Lien Refunding
   RB Series 2006
   4.01%, 07/06/06 (a)(b)(c)(d)                           7,250            7,250

WYOMING 1.4%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Amoco)
   Series 1983
   3.40%, 10/01/06 (a)                                   15,200           15,182

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $1,138,962.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $311,776 or 28.1% of net assets.

BAN  - Bond anticipation note
COP  - Certificate of participation
GO   - General obligation
HFA  - Housing Finance Agency
IDA  - Industrial Development Authority
IDRB - Industrial Development Revenue Bond
RAN  - Revenue anticipation note
RB   - Revenue bond
TAN  - Tax anticipation note
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note


44 See financial notes.

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                       $1,138,962
Cash                                                                        845
Receivables:
  Fund shares sold                                                       26,432
  Investments sold                                                          800
  Interest                                                                6,361
Prepaid expenses                                                  +          64
                                                                  --------------
TOTAL ASSETS                                                          1,173,464

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                               1,448
  Investments bought                                                     31,223
  Fund shares redeemed                                                   29,713
  Investment adviser and administrator fees                                  16
  Transfer agent and shareholder services fees                               41
  Trustees' fees                                                              3
Accrued expenses                                                  +          32
                                                                  --------------
TOTAL LIABILITIES                                                        62,476

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,173,464
TOTAL LIABILITIES                                                 -      62,476
                                                                  --------------
NET ASSETS                                                           $1,110,988

NET ASSETS BY SOURCE
Capital received from investors                                       1,111,323
Net investment income not yet distributed                                    12
Net realized capital losses                                                (347)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
$1,110,988       1,111,235     $1.00


                                                         See financial notes. 45

SCHWAB AMT TAX-FREE MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $20,004

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (36)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,284
Transfer agent and shareholder service fees                               2,746
Trustees' fees                                                               11
Custodian fees                                                               25
Portfolio accounting fees                                                    22
Professional fees                                                            13
Registration fees                                                            38
Shareholder reports                                                          13
Other expenses                                                       +        6
                                                                     -----------
Total expenses                                                            5,158
Expense reduction                                                    -    1,192
                                                                     -----------
NET EXPENSES                                                              3,966

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  20,004
NET EXPENSES                                                         -    3,966
                                                                     -----------
NET INVESTMENT INCOME                                                    16,038
NET REALIZED LOSSES                                                  +      (36)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $16,002


46 See financial notes.

SCHWAB AMT TAX-FREE MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                              $16,038              $21,545
Net realized losses                         +          (36)                (223)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              16,002               21,322

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                16,038               21,545

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                      2,928,872            5,637,418
Shares reinvested                                   14,395               21,042
Shares redeemed                             +   (3,805,113)          (5,589,996)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                   (861,846)              68,464

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              1,972,870            1,904,629
Total increase or decrease                  +     (861,882)              68,241
                                            ------------------------------------
END OF PERIOD                                   $1,110,988           $1,972,870

Net investment income not yet distributed              $12                  $12

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


                                                         See financial notes. 47

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 1/1/06-       1/1/05-       1/1/04-      5/16/03 1-
                                                6/30/06*      12/31/05      12/31/04      12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period            1.00          1.00          1.00           1.00
                                                ------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01          0.02          0.01           0.00 2
                                                ------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.01)        (0.02)        (0.01)         (0.00) 2
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00          1.00           1.00
                                                ------------------------------------------------------------------------------------
Total return (%)                                  1.31 3        1.78          0.64           0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
  Net operating expenses                          0.65 4        0.63          0.60           0.51 4,5
  Gross operating expenses                        0.88 4        0.87          0.86           0.86 4
  Net investment income                           2.66 4        1.76          0.63           0.48 4
Net assets, end of period ($ x 1,000,000)          366           351           386            363

* Unaudited.

1  Commencement of operations.

2  Per share amount was less than $0.01.

3  Not annualized.

4  Annualized.

5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense by an additional 0.09%.


48 See financial notes.

'SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 95.2%  MUNICIPAL
        SECURITIES                                      348,316          348,316
--------------------------------------------------------------------------------
 95.2%  TOTAL INVESTMENTS                               348,316          348,316

  4.8%  OTHER ASSETS AND
        LIABILITIES                                                       17,657
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       365,973

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MUNICIPAL SECURITIES 95.2% of net assets

MASSACHUSETTS 92.5%
--------------------------------------------------------------------------------
BRIDGEWATER-RAYNHAM REGIONAL SD
BAN
   2.70%, 07/05/06                                        1,726            1,726
   3.31%, 01/26/07                                        2,000            2,013
CHELMSFORD
BAN
   3.66%, 06/22/07                                        2,539            2,559
FALMOUTH
BAN
   2.73%, 07/21/06                                        2,000            2,001
   3.24%, 07/21/06                                        2,775            2,777
HAVERHILL
BAN
   3.25%, 11/10/06                                        2,000            2,009
State Qualified BAN
   3.62%, 03/30/07                                        2,000            2,013
MASSACHUSETTS
GO Bonds Consolidated Loan
   Series 1998C
   4.00%, 07/06/06(a)(b)(c)(d)                            3,485            3,485
GO Bonds Consolidated Loan
   Series 2000C
   3.99%, 07/06/06(a)(c)(d)                               1,500            1,500
GO Bonds Consolidated Loan
   Series 2004A
   3.97%, 07/06/06(a)(b)(c)(d)                            3,950            3,950
GO Bonds Consolidated Loan
   Series 2005A
   3.99%, 07/06/06(a)(b)(c)(d)                            3,000            3,000
GO Bonds Consolidated Loan
   Series 2005C
   4.00%, 07/06/06(a)(c)(d)                               5,145            5,145
   4.01%, 07/06/06(a)(c)(d)                               5,790            5,790
GO Refunding Bonds
   Series 2004A
   4.01%, 07/05/06(a)(b)(c)(d)                            3,090            3,090
Lease RB (Route 3 North
   Transportation Improvements)
   Series 2002B
   3.96%, 07/05/06(a)(b)(c)                               4,500            4,500


                                                         See financial notes. 49

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MASSACHUSETTS BAY
TRANSPORTATION AUTH
Assessment Bonds
   Series 2005A
   4.00%, 07/06/06 (a)(c)(d)                              5,495            5,495
   4.01%, 07/06/06 (a)(c)(d)                              5,000            5,000
Sr Sales Tax Bonds
   Series 2004C
   4.01%, 07/06/06 (a)(c)(d)                             11,285           11,285
Sr Sales Tax Bonds
   Series 2006C
   4.01%, 07/06/06 (a)(c)(d)                             11,405           11,405
Sr Sales Tax RB Series 2005A
   4.00%, 07/06/06 (a)(c)(d)                              2,300            2,300
MASSACHUSETTS DEVELOPMENT
FINANCE AGENCY
Education RB (Dexter School)
   Series 2000
   4.00%, 07/06/06 (a)(b)(c)                              6,235            6,235
Higher Education RB (Smith
   College) Series 2005
   4.01%, 07/06/06 (a)(c)                                 4,890            4,890
M/F Housing RB (Archstone
   Reading Apts) Series 2004A
   4.02%, 07/05/06 (a)(b)                                 8,000            8,000
M/F Housing RB (Midway
   Studios) Series 2003A
   4.03%, 07/06/06 (a)(b)                                 5,000            5,000
M/F Housing Refunding RB
   (Kensington at Chelmsford)
   Series 2002
   4.02%, 07/06/06 (a)(b)                                16,200           16,200
RB (Berkshire School)
   Series 2001
   3.99%, 07/06/06 (a)(b)                                 4,500            4,500
RB (Boston University)
   Series R3
   3.95%, 07/06/06 (a)(b)(c)                              1,000            1,000
RB (Boston University)
   Series T1
   4.00%, 07/06/06 (a)(b)(c)(d)                           2,605            2,605
RB (College of Holy Cross)
   Series 2002
   4.00%, 07/06/06 (a)(b)(c)(d)                           1,600            1,600
RB (Fessenden School)
   Series 2001
   4.02%, 07/06/06(a)(b)                                  3,000            3,000
RB (FIBA Technologies)
   Series 2003
   4.05%, 07/05/06(a)(b)                                  1,795            1,795
RB (Gordon College)
   Series 2002
   4.00%, 07/06/06(a)(b)                                  2,100            2,100
RB (WGBH Educational
   Foundation) 2002A
   4.00%, 07/06/06(a)(b)(c)(d)                            3,000            3,000
RB (Worcester Academy)
   Series 2000
   4.00%, 07/06/06(a)(b)                                  5,500            5,500
RB (YMCA of Greater Boston)
   Series 2004A
   3.98%, 07/06/06(a)(b)                                  1,500            1,500
MASSACHUSETTS HEALTH AND
EDUCATIONAL FACILITIES AUTH
RB (Baystate Medical Center)
   Series D
   4.00%, 07/06/06(a)(b)(c)(d)                           12,200           12,200
RB (Boston Home)
   Series 2002B
   4.00%, 07/06/06(a)(b)                                  2,500            2,500
RB (Massachusetts Institute of
   Technology) Series I1
   3.93%, 07/06/06 (a)(c)(d)                              7,965            7,965
RB (Massachusetts Institute of
   Technology) Series K
   4.00%, 07/06/06 (a)(c)(d)                              8,800            8,800
RB (Winchester Hospital)
   Series D
   4.00%, 07/06/06(a)(b)(c)(d)                            4,000            4,000
Revenue Notes (Harvard
   University) Series EE
   3.55%, 08/10/06                                        7,000            7,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
   4.06%, 07/05/06 (a)(c)(d)                              7,285            7,285
RB Series 2005H
   4.04%, 07/05/06(a)(c)                                  2,965            2,965


50 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Rental Housing Mortgage RB
   Series 2002F
   4.02%, 07/06/06 (a)(b)(c)(d)                           6,615            6,615
   4.04%, 07/06/06 (a)(b)(c)(d)                           5,315            5,315
S/F Housing Notes Series O
   4.03%, 12/01/06                                        6,000            5,921
S/F Housing RB Series 122
   4.03%, 07/06/06(a)(c)                                  8,000            8,000
MASSACHUSETTS IFA
RB (New England College of
   Optometry) Series 1997
   4.00%, 07/06/06(a)(b)                                  6,330            6,330
MASSACHUSETTS SCHOOL
BUILDING AUTH
Dedicated Sales Tax Bonds
   Series 2005A
4.00%, 07/06/06 (a)(b)(c)(d)                             13,005           13,005
MASSACHUSETTS STATE COLLEGE
BUILDING AUTH
RB Series 2006A
   4.01%, 07/05/06 (a)(b)(c)(d)                           8,240            8,240
MASSACHUSETTS TURNPIKE AUTH
RB (Western Turnpike)
   Series 1997A
   4.00%, 07/06/06 (a)(b)(c)(d)                           7,750            7,750
MASSACHUSETTS WATER
POLLUTION ABATEMENT TRUST
Pool Program Bonds Series 10
   4.00%, 07/06/06(a)(c)(d)                               3,835            3,835
RB Subordinate Series 1999A
   4.00%, 07/05/06(a)(c)(d)                               9,500            9,500
MASSACHUSETTS WATER
RESOURCES AUTH
CP Notes Series 1994
   3.55%, 07/06/06 (b)                                   23,500           23,500
   3.55%, 07/07/06 (b)                                    6,000            6,000
   3.57%, 08/04/06 (b)                                    5,000            5,000
General Revenue Refunding
   Bonds Series 2005B
   3.99%, 07/06/06 (a)(b)(c)                              1,900            1,900
NEEDHAM
BAN
   3.64%, 11/01/06                                        4,110            4,118
PEMBROKE
BAN
   3.68%, 08/03/06                                       10,000           10,002
PLYMOUTH
BAN
   3.60%, 09/27/06                                        4,560            4,572
   3.73%, 12/12/06                                        4,000            4,011
RALPH C. MAHAR REGIONAL SD
BAN
   2.70%, 07/14/06                                        2,000            2,001
SALEM
BAN
   3.34%, 01/11/07                                        2,000            2,009
                                                                     -----------
                                                                         338,307

PUERTO RICO 2.7%
--------------------------------------------------------------------------------
PUERTO RICO
TRAN Series 2006
   3.23%, 07/28/06(b)                                    10,000           10,009

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $348,316.

(a) Variable rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $163,160 or 44.6%of net assets.

 BAN - Bond anticipation note
 GAN - Grant anticipation note
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
  RB - Revenue bond
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note


                                                         See financial notes. 51

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                         $348,316
Cash                                                                      2,105
Receivables:
  Investments sold                                                        2,255
  Fund shares sold                                                       14,291
  Interest                                                                3,672
Prepaid expenses                                                    +        68
                                                                    ------------
TOTAL ASSETS                                                            370,707

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                    4,227
  Dividends to shareholders                                                 462
  Investment adviser and administrator fees                                   5
  Transfer agent and shareholder services fees                               13
  Trustees' fees                                                              3
Accrued expenses                                                    +        24
                                                                    ------------
TOTAL LIABILITIES                                                         4,734

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            370,707
TOTAL LIABILITIES                                                   -     4,734
                                                                    ------------
NET ASSETS                                                             $365,973

NET ASSETS BY SOURCE
Capital received from investors                                         366,092
Net investment income not yet distributed                                    14
Net realized capital losses                                                (133)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
$365,973           366,093     $1.00


52 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $5,936

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (38)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   688
Transfer agent and shareholder service fees                                 815
Trustees' fees                                                               10
Custodian fees                                                                9
Portfolio accounting fees                                                    12
Professional fees                                                            12
Registration fees                                                            43
Shareholder reports                                                           4
Other expenses                                                        +       4
                                                                      ----------
Total expenses                                                            1,597
Custodian credits                                                     -       1
Expense reduction                                                     -     418
                                                                      ----------
NET EXPENSES                                                              1,178

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   5,936
NET EXPENSES                                                          -   1,178
                                                                      ----------
NET INVESTMENT INCOME                                                     4,758
NET REALIZED LOSSES                                                   +     (38)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $4,720


                                                         See financial notes. 53

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                               $4,758               $6,224
Net realized losses                         +          (38)                 (10)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               4,720                6,214

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 4,745                6,223

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                        684,061            1,272,243
Shares reinvested                                    4,271               6,127
Shares redeemed                             +     (673,722)          (1,312,689)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                     14,610              (34,319)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                351,388              385,716
Total increase or decrease                  +       14,585              (34,328)
                                            ------------------------------------
END OF PERIOD                                     $365,973             $351,388

Net investment income not yet distributed              $14                   $1

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


54 See financial notes.

SCHWAB MUNICIPAL MONEY FUNDS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
  (organized October 20, 1989)
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  SCHWAB NEW YORK MUNICIPAL MONEY FUND
  SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
  SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
  SCHWAB AMT TAX-FREE MONEY FUND
  SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

The Schwab Florida Municipal Money Fund's investment objective, investment strategy and name have been changed due to the repeal of the annual intangible personal property tax. Accordingly, the Fund's new name is the Schwab AMT Tax-Free Money Fund and it will no longer invest primarily in securities issued by the State of Florida and its municipalities.

Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money, Schwab Pennsylvania Municipal Money, Schwab AMT Tax-Free Money and Schwab Massachusetts Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

SCHWAB MUNICIPAL MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings for any funds during the period.

SCHWAB MUNICIPAL MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                        NEW YORK     NEW JERSEY    PENNSYLVANIA                    MASSACHUSETTS
   AVERAGE DAILY       MUNICIPAL     MUNICIPAL      MUNICIPAL      AMT TAX-FREE      MUNICIPAL
    NET ASSETS         MONEY FUND    MONEY FUND     MONEY FUND      MONEY FUND       MONEY FUND
  First $1 billion       0.38%         0.38%          0.38%           0.38%            0.38%
  Over $1 billion        0.35%         0.35%          0.35%           0.35%            0.35%
  Over $10 billion       0.32%         0.32%          0.32%           0.32%            0.32%
  Over $20 billion       0.30%         0.30%          0.30%           0.30%            0.30%
  Over $40 billion       0.27%         0.27%          0.27%           0.27%            0.27%

SCHWAB MUNICIPAL MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                              TRANSFER AGENT FEES       SHAREHOLDER SERVICE FEES
Sweep Shares                         0.25%                        0.20%
Value Advantage Shares*              0.05%                        0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007, as follows:

                            NEW YORK     NEW JERSEY    PENNSYLVANIA                    MASSACHUSETTS
                           MUNICIPAL     MUNICIPAL      MUNICIPAL      AMT TAX-FREE      MUNICIPAL
                           MONEY FUND    MONEY FUND     MONEY FUND      MONEY FUND       MONEY FUND
Sweep Shares                 0.65%         0.65%          0.65%           0.65%            0.65%
Value Advantage Shares*      0.45%          n/a            n/a             n/a              n/a

* Value Advantage Shares are only offered by New York Municipal Money Fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, each fund's total security transactions with other Schwab Funds were as follows:

New York Municipal Money Fund                     $412,864
New Jersey Municipal Money Fund                    557,415
Pennsylvania Municipal Money Fund                  551,825
AMT Tax-Free Money Fund                          1,282,249
Massachusetts Municipal Money Fund                 359,345

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

SCHWAB MUNICIPAL MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales and market discount. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                    NEW YORK     NEW JERSEY    PENNSYLVANIA                    MASSACHUSETTS
                                   MUNICIPAL     MUNICIPAL      MUNICIPAL      AMT TAX-FREE      MUNICIPAL
                                   MONEY FUND    MONEY FUND     MONEY FUND      MONEY FUND       MONEY FUND
Undistributed tax-exempt income        --            --             $2             $12               $1

As of December 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                         NEW YORK     NEW JERSEY    PENNSYLVANIA                    MASSACHUSETTS
                        MUNICIPAL     MUNICIPAL      MUNICIPAL      AMT TAX-FREE      MUNICIPAL
         EXPIRE         MONEY FUND    MONEY FUND     MONEY FUND      MONEY FUND       MONEY FUND
          2009              $12           --             --               --              --
          2011               --           --             --               --             $2
          2012              244           --            $14              $80             83
          2013              142           --             43              231             10
                        -------------------------------------------------------------------------
         TOTAL             $398           --            $57             $311            $95
                        -------------------------------------------------------------------------

100% of the funds' distributions for the fiscal year ended December 31, 2005 were from tax-exempt interest dividends as follows:

                                   NEW YORK      NEW JERSEY    PENNSYLVANIA                    MASSACHUSETTS
                                   MUNICIPAL     MUNICIPAL      MUNICIPAL      AMT TAX-FREE      MUNICIPAL
                                   MONEY FUND    MONEY FUND     MONEY FUND      MONEY FUND       MONEY FUND
From tax-exempt income               $33,324       $8,191         $6,627          $21,545          $6,223

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2005, the funds made the following reclassifications:

SCHWAB MUNICIPAL MONEY FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

                                   NEW YORK      NEW JERSEY    PENNSYLVANIA                    MASSACHUSETTS
                                   MUNICIPAL     MUNICIPAL      MUNICIPAL      AMT TAX-FREE      MUNICIPAL
                                   MONEY FUND    MONEY FUND     MONEY FUND      MONEY FUND       MONEY FUND
Capital received from investors        --            $14            --              --               --
Net investment income not yet
  distributed                          --           $(18)           --              --               --
Long term capital gains                --             $4            --              --               --

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab AMT Tax-Free Money Fund and Schwab Massachusetts Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connec-tion, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                NUMBER OF
AND POSITION(S) WITH                                                PORTFOLIOS IN
THE TRUST; (TERM OF                                                 FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                   OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS              THE TRUSTEE    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          Chairman of JDN Corporate Advisory           98        Board 1--Director, Redwood Trust, Inc.
1960                        LLC. From 1996 to 2001, Vice                           Board 2--Director, PMI Group, Inc.
Trustee                     President for Business Affairs and
(Trustee of The Charles     Chief Financial Officer of Stanford
Schwab Family of Funds      University, and in 2001, Special
since 2000.)                Advisor to the President of Stanford
                            University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Chief Executive Officer, Dorward &           57        None.
1931                        Associates (corporate management,
Trustee                     marketing and communications con-
(Trustee of The Charles     sulting firm). From 1996-1999,
Schwab Family of Funds      Executive Vice President and
since 1989.)                Managing Director, Grey Advertising.
                            Prior to 1996, President and Chief
                            Executive Officer, Allen & Dorward
                            Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           Retired. Dean Emeritus, Haas School          98        Board 1--Director, Aphton Corp.
1941                        of Business, University of California,                 Board 2--Director, Mission West Properties
Trustee                     Berkeley. Until February 2004, Co-                     Board 3--Director, TOUSA
(Trustee of The Charles     Chief Executive Officer, Aphton Corp.                  Board 4--Director, Stratex Networks
Schwab Family of Funds      (bio-pharmaceuticals). Prior to August                 Board 5--Director, Genitope Corp.
since 2000.)                1998, Dean of the Haas School of                       Board 6--Director & Non-Executive Chairman,
                            Business, University of California,                    Solectron Corp.
                            Berkeley (higher education).                           Board 7--Director, Ditech Communications Corp.

INDEPENDENT TRUSTEES  continued

NAME, YEAR OF BIRTH,                                                NUMBER OF
AND POSITION(S) WITH                                                PORTFOLIOS IN
THE TRUST; (TERM OF                                                 FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                   OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS              THE TRUSTEE    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Chairman, Chief Executive Officer            57        None.
1931                        and Director, Semloh Financial, Inc.
Trustee                     (international financial services and
(Trustee of The Charles     investment advisory firm).
Schwab Family of Funds
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             Chairman and Chief Executive                 57        Board 1--Board of Cooper Industries
1950                        Officer and founder of Smith                           Board 2--Chairman of the Audit Committee of
Trustee                     Graham & Co. (investment advisors).                    Northern Border Partners, M.L.P.
(Trustee of The Charles
Schwab Family of Funds
since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Managing Partner, D.R. Stephens &            57        None.
1938                        Company (investments). Prior to
Trustee                     1996, Chairman and Chief
(Trustee of The Charles     Executive Officer of North American
Schwab Family of Funds      Trust (real estate investment trust).
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Chairman and Chief Executive                 57        None.
1943                        Officer, Wilsey Bennett, Inc. (real
Trustee                     estate investment and management,
(Trustee of The Charles     and other investments).
Schwab Family of Funds
since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                NUMBER OF
AND POSITION(S) WITH                                                PORTFOLIOS IN
THE TRUST; (TERM OF                                                 FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                   OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS              THE TRUSTEE    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Chief Executive Officer            57        None.
1937                        and Director, The Charles Schwab
Chairman and Trustee        Corporation, Charles Schwab & Co.,
(Chairman and Trustee       Inc.; Chairman and Director, Charles
of The Charles Schwab       Schwab Investment Management,
Family of Funds since       Inc., Charles Schwab Bank, N.A.;
1989.)                      Chairman and Chief Executive
                            Officer, Schwab (SIS) Holdings Inc. I,
                            Schwab International Holdings, Inc.;
                            Chief Executive Officer and Director,
                            Schwab Holdings, Inc.; Director, U.S.
                            Trust Company, N.A., U.S. Trust
                            Corporation, United States Trust
                            Company of New York. Until May
                            2003, Co-Chief Executive Officer,
                            The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2           Executive Vice President and                 98        None.
1954                        President, Schwab Financial
Trustee                     Products, Charles Schwab & Co.,
(Trustee of The Charles     Inc.; Director, Charles Schwab Asset
Schwab Family of Funds      Management (Ireland) Limited and
since 2005.)                Charles Schwab Worldwide Funds
                            PLC. From September 2002 to July
                            2004, Chief Executive Officer and
                            President, Charles Schwab
                            Investment Management, Inc. and
                            Executive Vice President, Charles
                            Schwab & Co., Inc. Prior to
                            September 2002, President and
                            Chief Investment Officer, American
                            Century Investment Management,
                            and Director, American Century
                            Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                             President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                        Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer       and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Charles Schwab Family       President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
of Funds since 2004.)                       Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                            to July 2004, Senior Vice President, Asset Management Products and Services,
                                            Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                            Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The
                                            Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                             Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                        Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief             Trust Company.
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                              Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                        Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial Officer   Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
(Officer of The Charles Schwab Family       Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
of Funds since 2004.)                       Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
                                            Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                            Limited. From December 1999 to November 2004, Sr. Vice President, Financial
                                            Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                              Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                        Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief             Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                            Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                        Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief             Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                            Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                        Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML            Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                     Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Charles Schwab Family       Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
of Funds since 2002.)                       Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                            President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                              Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                        Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer           Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family       Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
of Funds since 1998.)                       Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                            Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13603-10

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2006


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion ..................................................   2

  Performance and Fund Facts ...............................................   6

  Fund Expenses ............................................................   7

  Financial Statements .....................................................   8

  Financial Notes ..........................................................  32

  Investment Advisory Agreement Approval ...................................  37

  Trustees and Officers ....................................................  40

  Glossary .................................................................  45

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

  Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

      An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

      Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

      Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab California Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the management of the fund. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Following a strong start to 2006, economic growth has moderated over the past six months.


                                        Schwab California Municipal Money Fund 3

MANAGEMENT'S DISCUSSION continued

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that had not been seen in years. The mixed messages that arose from the slowing economy and rising inflation left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

The yields on municipal variable-rate demand notes rose significantly during the period as the yield of the Bond Market Association's BMA seven-day Municipal Index rose by 104 basis points. This change caused the yields on the Schwab California Municipal Money Fund to increase for the period.

Given the rising interest rate environment, the fund overweighted variable-rate notes, offering positive yield spread versus the BMA index. To further take advantage of the rising-rate environment, the fund maintained its relatively short weighted average maturity (WAM). Keeping the WAM short provided the flexibility to adapt and respond to the changes in interest rates by enabling management to more quickly reinvest at higher rates.

The combination of rising interest rates and improved financial circumstances for state and local governments caused a decline in fixed-rate note issuance for the period. The drop off in note supply was partially offset by an increase in structured variable-rate notes.

CALIFORNIA'S ECONOMY CONTINUES TO STRENGTHEN, BUILDING ON STEADY GROWTH IN EMPLOYMENT AND EXPORTS AND STRONG GROWTH IN PERSONAL INCOME. The State added more than 262,000 payroll jobs from January to May 2006, up 1.8% over the same period in 2005. This follows a 1.8% year-over-year gain for all of 2005. Over 20% of these jobs were in the construction sector, though this sector is now slowing. The State also reported strong gains in the professional/business-services and leisure/hospitality job sectors. The State's unemployment rate dipped to 4.6% in May 2006, its lowest recording since May 2001, and down from 5.1% in May 2005. The State Department of Finance is projecting 1.6% growth in payroll jobs for the full year 2006, and 6.2% growth in personal income.


4 Schwab California Municipal Money Fund

California expected to report a general fund balance of $9.5 billion as of June 30, 2006, or 10.3% of annual expenditures. This positive result reflects revenue growth much stronger than anticipated, and a stronger carryover balance from the prior year. Fiscal year 2006 general fund revenues and transfers are now projected to be nearly $8 billion ahead of the original budget estimates, with more than 15% year-over-year growth in personal income tax receipts. The balance also includes about $2 billion in tax amnesty accruals.

On June 30, 2006, Governor Arnold Schwarzenegger signed the state budget for fiscal year 2007, which commenced on July 1, 2006. The $101.3 billion general fund budget is 9.2% above last year's plan, and largely reflects the Governor's May revision spending proposals. The budget allocates $7.0 billion in additional funds for primary and secondary education, of which about $4.5 billion is an ongoing commitment. In part, this reflects a settlement towards the fiscal year 2005 suspension of Proposition 98's spending requirement for education. The plan also prepays $1.4 billion in prior year loans to transportation programs, and another $1.4 billion for deficit bonds and other intergovernmental loans. While the State expects to end fiscal year 2007 with a general fund balance of about $2.1 billion, California's ongoing spending commitments are projected to continue to outstrip recurring revenues. California's Legislative Analyst projects the State will face operating imbalances of $4.5 to $5 billion in fiscal years 2008 and 2009.

In November, California voters will be asked to authorize over $42 billion in new general obligation bonds, including a $37.3 billion proposal advocated by the Governor and the State Legislature. This historically large debt package is a scaled down version of the Governor's Strategic Growth Plan that is intended for reinvestment in the State's major transportation, education, flood control and housing infrastructure.

With the state's improved economic and revenue performance, each of Moody's, S&P, and Fitch upgraded their ratings by a single notch in May and June 2006. Still, California's ratings remain among the lowest of the U.S. states. At the end of the report period, the State's ratings were A1 from Moody's, A+ from Standard & Poor's, and A+ from Fitch.


                                        Schwab California Municipal Money Fund 5

PERFORMANCE AND FUND FACTS as of 6/30/06

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                       SWEEP SHARES   VALUE ADVANTAGE SHARES(TM)
TICKER SYMBOL                                                             SWCXX                SWKXX
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          3.13%               3.32%
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER 2                                                2.96%               3.19%
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                3.18%               3.38%
----------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT EFFECTIVE YIELD 1, 3                          5.45%               5.80%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                                                                              39 days
----------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                                                            100% Tier 1
----------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                                                                 71%
----------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Sweep Investments(TM)                                                                                    *
  Value Advantage Shares                                                                                $25,000
  ($15,000 for IRA and custodial accounts) 5
----------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2006 maximum combined federal regular income and California state personal income tax rate of 41.70%. Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

5 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


6 Schwab California Municipal Money Fund

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                         ENDING
                                                    BEGINNING         ACCOUNT VALUE            EXPENSES
                              EXPENSE RATIO 1     ACCOUNT VALUE     (Net of Expenses)     PAID DURING PERIOD 2
                               (Annualized)         at 1/1/06           at 6/30/06          1/1/06-6/30/06
--------------------------------------------------------------------------------------------------------------
SCHWAB CALIFORNIA
MUNICIPAL MONEY FUND(TM)

Sweep Shares
  Actual Return                     0.65%              $1,000            $1,013.03               $3.24
  Hypothetical 5% Return            0.65%              $1,000            $1,021.57               $3.26

Value Advantage Shares(TM)
  Actual Return                     0.45%              $1,000            $1,014.02               $2.25
  Hypothetical 5% Return            0.45%              $1,000            $1,022.56               $2.26

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                        Schwab California Municipal Money Fund 7

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/06-       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
SWEEP SHARES                                        6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00          1.00          1.00          1.00          1.00          1.00
                                                    ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                              0.01          0.02          0.01          0.00 1        0.01          0.02
                                                    ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income              (0.01)        (0.02)        (0.01)        (0.00) 1      (0.01)        (0.02)
                                                    ------------------------------------------------------------------------------
Net asset value at end of period                      1.00          1.00          1.00          1.00          1.00          1.00
                                                    ------------------------------------------------------------------------------
Total return (%)                                      1.30 2        1.76          0.59          0.46          0.83          1.99

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                             0.65 3        0.65          0.65          0.65          0.65          0.65
   Gross operating expenses                           0.82 3        0.82          0.82          0.82          0.82          0.82
   Net investment income                              2.61 3        1.74          0.58          0.45          0.83          1.98
Net assets, end of period ($ x 1,000,000)            4,208         4,134         4,147         4,169         4,056         3,897

                                                    1/1/06-        1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
VALUE ADVANTAGE SHARES                              6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00          1.00          1.00          1.00          1.00          1.00
                                                    ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                              0.01          0.02          0.01          0.01          0.01          0.02
                                                    ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income              (0.01)        (0.02)        (0.01)        (0.01)        (0.01)        (0.02)
                                                    ------------------------------------------------------------------------------
Net asset value at end of period                      1.00          1.00          1.00          1.00          1.00          1.00
                                                    ------------------------------------------------------------------------------
Total return (%)                                      1.40 2        1.96          0.79          0.66          1.03          2.19

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                             0.45 3        0.45          0.45          0.45          0.45          0.45
   Gross operating expenses                           0.59 3        0.59          0.59          0.59          0.59          0.61
   Net investment income                              2.81 3        1.96          0.78          0.65          1.03          2.11
Net assets, end of period ($ x 1,000,000)            3,688         3,240         2,825         3,061         3,081         2,563

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.


8 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
104.2%  MUNICIPAL
        SECURITIES                                    8,227,210       8,227,210
--------------------------------------------------------------------------------
104.2%  TOTAL INVESTMENTS                             8,227,210       8,227,210

(4.2)%  OTHER ASSETS AND
        LIABILITIES                                                    (331,427)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    7,895,783

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MUNICIPAL SECURITIES 104.2% of net assets

CALIFORNIA 102.0%
--------------------------------------------------------------------------------
ADELANTO PUBLIC UTILITY AUTH
Refunding RB (Utility System)
   Series 2005A
   3.99%, 07/03/06 (a)(b)(c)                             13,965           13,965
ALAMEDA CNTY IDA
RB (Aitchison Family Partnership)
   Series 1993A
   3.97%, 07/05/06 (a)(b)                                 2,520            2,520
RB (JMS Family Partnership)
   Series 1995A
   3.97%, 07/05/06 (a)(b)                                 1,000            1,000
RB (Scientific Technology)
   Series 1994A
   4.02%, 07/05/06 (a)(b)                                 2,100            2,100
ANAHEIM HOUSING AUTH
M/F Housing RB (Casa Granada
   Apts) Series 1997A
   3.97%, 07/06/06 (a)(b)                                 3,495            3,495
M/F Housing RB (Park Vista
   Apts) Series 2000D
   3.96%, 07/05/06 (a)(b)                                21,000           21,000
M/F Housing RB (Port Trinidad
   Apts) Series 1997C
  3.97%, 07/06/06 (a)(b)                                  1,940            1,940
M/F Housing Refunding RB
   (Sage Park) Series 1998A
   3.96%, 07/06/06 (a)(b)                                 5,500            5,500
ASSOCIATION OF BAY AREA
GOVERNMENTS
Bonds (Airport Premium
Fare-Bart SFO Extension)
   Series 2002A
   4.00%, 07/06/06 (a)(b)(c)(d)                           9,995            9,995
COP (Harker School Foundation)
   Series 1998
   3.94%, 07/05/06 (a)(b)                                 4,200            4,200
M/F Housing RB (Artech
   Building) Series 1999A
   3.97%, 07/06/06 (a)(b)                                 3,200            3,200


                                                          See financial notes. 9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
M/F Housing RB (Crossing Apts)
   Series 2002A
   3.96%, 07/06/06 (a)(b)                                64,450           64,450
M/F Housing RB (Miramar Apts)
   Series 2000A
   3.96%, 07/06/06 (a)(b)                                30,000           30,000
M/F Housing RB (Mountain
   View Apts) Series 1997A
   4.00%, 07/06/06 (a)(b)                                 6,025            6,025
M/F Housing RB (Paragon Apts
   at the Crossing) Series 2005A
   3.99%, 07/06/06 (a)(b)                                17,000           17,000
RB (Air Force Village West, Inc)
   Series 2005
   3.96%, 07/06/06 (a)(b)                                11,500           11,500
RB (Francis Parker School)
   Series 2005
   3.94%, 07/06/06 (a)(b)                                 5,000            5,000
RB (Public Policy Institute of
   California) Series 2001A
   3.94%, 07/06/06 (a)(b)                                10,000           10,000
BAY AREA TOLL AUTH
RB (San Francisco Bridge)
   Series D
   3.97%, 07/06/06 (a)(b)(c)(d)                          10,125           10,125
San Francisco Bay Area Toll
   Bridge RB Series 2006A1
   3.87%, 07/06/06 (a)(b)(c)                             19,800           19,800
San Francisco Bay Area Toll
   Bridge RB Series 2006F
   4.00%, 07/06/06 (a)(c)(d)                             49,255           49,255
CALIFORNIA
Economic Recovery Bonds
   Series 2004A
   3.98%, 07/05/06 (a)(c)(d)                             50,000           50,000
   3.90%, 07/06/06 (a)(b)(c)                             12,895           12,895
   3.97%, 07/06/06 (a)(b)(c)(d)                           8,872            8,872
   4.00%, 07/06/06 (a)(c)(d)                             58,740           58,740
   4.00%, 07/06/06 (a)(b)(c)(d)                          39,915           39,915
   4.01%, 07/06/06 (a)(b)(c)                              8,265            8,265
Economic Recovery Bonds
   Series 2004C16
   3.95%, 07/05/06 (a)(b)(c)                             17,300           17,300
Economic Recovery Bonds
   Series 2004C18
   3.92%, 07/05/06 (a)(b)(c)                              1,000            1,000
Economic Recovery Bonds
   Series 2004C2
   3.90%, 07/03/06 (a)(c)                                 2,300            2,300
Economic Recovery Bonds
   Series 2004C3
   3.90%, 07/03/06 (a)(c)                                   100              100
Economic Recovery Bonds
   Series 2004C8
   3.91%, 07/03/06 (a)(b)                                 6,500            6,500
GO Bonds
   3.97%, 07/06/06 (a)(b)(c)(d)                           7,870            7,870
   4.00%, 07/06/06 (a)(b)(c)(d)                         139,725          139,725
   4.01%, 07/06/06 (a)(b)(c)(d)                         129,470          129,470
   4.02%, 07/06/06 (a)(b)(c)(d)                          19,800           19,800
GO Bonds Series 1999
   3.01%, 07/06/06 (a)(b)(c)(d)                          13,675           13,675
   3.97%, 07/06/06 (a)(b)(c)(d)                          10,835           10,835
GO Bonds Series 2003C3
   3.96%, 07/06/06 (a)(b)                                20,000           20,000
GO Bonds Series 2003C4
   3.94%, 07/06/06 (a)(b)                                 2,400            2,400
GO Bonds Series 2004A5
   3.88%, 07/03/06 (a)(b)                                 3,830            3,830
GO Bonds Series 2004A8
   3.90%, 07/06/06 (a)(b)                                10,105           10,105
GO Bonds Series 2004B6
   3.96%, 07/06/06 (a)(b)                                21,300           21,300
GO Bonds Series 2005B7
   3.92%, 07/03/06 (a)(b)                                14,000           14,000
GO CP Notes
   3.60%, 07/06/06 (c)                                   26,000           26,000
   3.57%, 07/07/06 (c)                                   23,000           23,000
   3.60%, 07/10/06 (c)                                   31,000           31,000
   3.40%, 07/13/06 (c)                                   70,000           70,000
   3.40%, 07/18/06 (c)                                   40,800           40,800
   3.48%, 08/03/06 (c)                                   37,950           37,950
   3.30%, 08/04/06 (c)                                   31,100           31,100
   3.38%, 08/04/06 (c)                                      250              250


10 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
   3.35%, 08/07/06 (c)                                   48,000           48,000
   3.48%, 08/07/06 (c)                                   40,000           40,000
   3.35%, 08/08/06 (c)                                   48,000           48,000
   3.46%, 08/08/06 (c)                                   34,500           34,500
GO Refunding Bonds
   4.00%, 07/06/06 (a)(b)(c)(d)                          10,000           10,000
   4.01%, 07/06/06 (a)(b)(c)(d)                          47,395           47,395
GO Refunding Bonds
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)                             22,655           22,655
Various Purpose GO Bonds
   3.96%, 07/06/06 (a)(b)(c)(d)                          37,665           37,665
   3.97%, 07/06/06 (a)(b)(c)                             31,365           31,365
   4.00%, 07/06/06 (a)(b)(c)(d)                           8,090            8,090
Various Purpose GO Bonds
   Series 2003
   4.00%, 07/06/06 (a)(b)(c)                             13,790           13,790
Various Purpose GO Bonds
   Series 2004
   3.97%, 07/06/06 (a)(b)(c)                             12,155           12,155
Various Purpose GO Bonds
   Series 2006
   4.01%, 07/06/06 (a)(b)(c)                              9,780            9,780
Veterans GO Bonds Series CB
   4.05%, 07/06/06 (a)(b)(c)(d)                           9,375            9,375
CALIFORNIA DEPT OF WATER
RESOURCES
Power Supply RB
   Series 2002A
   4.01%, 07/06/06 (a)(b)(c)(d)                          12,835           12,835
Power Supply RB
   Series 2002B1
   3.93%, 07/03/06 (a)(b)                                 3,000            3,000
Power Supply RB
   Series 2002B3
   3.91%, 07/03/06 (a)(b)                                 3,860            3,860
Power Supply RB
   Series 2002B4
   3.88%, 07/03/06 (a)(b)                                30,575           30,575
Power Supply RB
   Series 2002C11
   3.92%, 07/06/06 (a)(b)                                 3,100            3,100
Power Supply RB
   Series 2002C13
   3.88%, 07/06/06 (a)(b)(c)                             20,500           20,500
Power Supply RB
   Series 2002C17
   3.95%, 07/06/06 (a)(b)                                 9,000            9,000
Power Supply RB
   Series 2002C4
   3.92%, 07/06/06 (a)(b)                                35,300           35,300
Power Supply RB
   Series 2002C7
   3.97%, 07/06/06 (a)(b)(c)                              7,450            7,450
Power Supply RB
   Series 2002C8
   3.86%, 07/06/06 (a)(b)                                 3,000            3,000
Power Supply RB
   Series 2002C9
   3.97%, 07/06/06 (a)(b)                                29,785           29,785
Power Supply RB
   Series 2005F3
   3.93%, 07/03/06 (a)(b)                                11,500           11,500
Power Supply RB
   Series 2005F4
   3.93%, 07/03/06 (a)(b)                                31,500           31,500
Power Supply RB
   Series 2005F5
   4.00%, 07/03/06 (a)(b)                                 6,005            6,005
Power Supply RB
   Series 2005G13
   3.96%, 07/06/06 (a)(b)(c)                              9,650            9,650
Power Supply RB
   Series 2005G3
   3.97%, 07/06/06 (a)(b)(c)                             35,130           35,130
Power Supply RB
   Series 2005G8
   3.98%, 07/06/06 (a)(b)(c)                             50,000           50,000
Water Refunding RB
   (Big Bear Lake)
   Series 1996
   4.01%, 07/06/06 (a)(b)(c)(d)                           8,445            8,445


                                                         See financial notes. 11

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
CALIFORNIA ECONOMIC
DEVELOPMENT FINANCING AUTH
Airport Facilities RB
   (Mercury Air Group)
   Series 1998
   4.00%, 07/06/06 (a)(b)                                12,500           12,500
IDRB (Calco) Series 1997
   3.95%, 07/05/06 (a)(b)                                   400              400
IDRB (Gaiser Tool Company)
   Series 1997
   3.97%, 07/05/06 (a)(b)                                 1,430            1,430
CALIFORNIA EDUCATIONAL
FACILITIES AUTH
RB (Chapman University)
   Series 2000
   4.09%, 07/05/06 (a)(b)                                 4,500            4,500
RB (University of Judaism)
   Series 1998A
   4.05%, 07/06/06 (a)(b)                                 5,100            5,100
RB (University of San Francisco)
   Series 1996
   3.97%, 07/06/06 (a)(b)(c)(d)                           8,995            8,995
Refunding RB (Pepperdine
   University) Series 2005A
   4.00%, 07/06/06 (a)(b)(c)(d)                          20,835           20,835
CALIFORNIA HEALTH FACILITIES
FINANCE AUTH
Hospital RB (Adventist Health
   System/West) Series 1998A
   3.93%, 07/03/06 (a)(b)(c)                              3,430            3,430
Insured RB (Southern California
   Presbyterian Homes)
   Series 1998
   3.96%, 07/05/06 (a)(b)(c)                             14,700           14,700
RB (Kaiser Permanente)
   Series 1998A
   4.00%, 07/06/06 (a)(b)(c)(d)                           9,995            9,995
RB (Kaiser Permanente)
   Series 2006C
   3.95%, 07/05/06 (a)                                  138,000          138,000
RB (Kaiser Permanente)
   Series 2006E
   3.48%, 09/06/06                                       20,000           20,000
   3.48%, 09/12/06                                       15,000           15,000
CALIFORNIA HFA
Home Mortgage RB
   Series 2001R
   3.96%, 07/03/06 (a)(b)(c)                              1,600            1,600
   3.96%, 07/03/06 (a)(b)                                 3,145            3,145
Home Mortgage RB
   Series 2002B
   4.02%, 07/03/06 (a)(b)(c)                             46,900           46,900
Home Mortgage RB
   Series 2003H
   4.00%, 07/05/06 (a)(b)(c)                             20,020           20,020
Home Mortgage RB
   Series 2003K
   4.00%, 07/05/06 (a)(c)                                21,000           21,000
Home Mortgage RB
   Series 2005B
   4.02%, 07/05/06 (a)(c)                                61,455           61,455
Home Mortgage RB
   Series 2005H
   4.05%, 07/03/06 (a)(c)                                17,000           17,000
M/F Housing RB III
   Series 2001G
   3.97%, 07/05/06 (a)(c)                                46,010           46,010
M/F Housing RB III
   Series 2002A
   4.00%, 07/05/06 (a)(c)                                28,675           28,675
M/F Housing RB III
   Series 2002E
   4.00%, 07/05/06 (a)(c)                                59,160           59,160
M/F Housing RB III
   Series 2005B
   4.00%, 07/05/06 (a)(b)(c)                             57,590           57,590
S/F Mortgage RB Draw Down
   Series 2004B1
   4.04%, 07/06/06 (a)(b)(c)(d)                          53,385           53,385
CALIFORNIA INFRASTRUCTURE AND
ECONOMIC DEVELOPMENT BANK
Bay Area Toll Bridges Seismic
   Retrofit RB Series 2003A
   3.97%, 07/06/06 (a)(b)(c)                             32,540           32,540
IDRB (American-De Rosa Lamp
   Arts) Series 1999
   4.02%, 07/05/06 (a)(b)                                 4,950            4,950


12 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
IDRB (Fairmont Sign Co)
   Series 2000A
   4.12%, 07/06/06 (a)(b)                                 4,250            4,250
IDRB (Nelson Name Plate Co)
   Series 1999
   4.00%, 07/03/06 (a)(b)                                 2,750            2,750
IDRB (Roller Bearing Co)
   Series 1999
   4.17%, 07/05/06 (a)(b)                                 2,400            2,400
Insured RB (Rand Corp)
   Series 2002B
   3.89%, 07/03/06 (a)(b)(c)(d)                           1,750            1,750
RB (Asian Art Museum
   Foundation of SF) Series 2005
   3.93%, 07/03/06 (a)(b)(c)                              9,700            9,700
RB (Bay Area Toll Bridges Seismic
   Retrofit) Series 2003A
   4.00%, 07/06/06 (a)(b)(c)(d)                          17,775           17,775
RB (California Independent
   System Operator Corp)
   Series 2004A
   3.95%, 07/05/06 (a)(b)(c)                             10,935           10,935
RB (SRI International)
   Series 2003A
   3.91%, 07/05/06 (a)(b)                                 4,000            4,000
RB (The Contemporary
   Jewish Museum) Series 2006
   3.96%, 07/06/06 (a)(b)                                 4,000            4,000
RB (The J. Paul Getty Trust)
   Series 2004B
   3.25%, 02/02/07 (a)                                   45,250           45,242
CALIFORNIA POLLUTION CONTROL
FINANCE AUTH
Refunding RB (Pacific Gas and
   Electric Co) Series 1996A
   4.02%, 07/06/06 (a)(b)(c)(d)                          34,115           34,115
Refunding RB (Pacific Gas and
   Electric Co) Series 1996C
   3.95%, 07/03/06 (a)(b)                                81,161           81,161
Resource Recovery RB (Sanger)
   Series 1990A
   3.99%, 07/05/06 (a)(b)                                19,200           19,200
Resource Recovery RB (Wadham
   Energy) Series 1987B
   3.98%, 07/05/06 (a)(b)                                 2,700            2,700
Solid Waste Disposal RB
   (Ag Resources III) Series 2004
   4.00%, 07/05/06 (a)(b)                                 2,790            2,790
Solid Waste Disposal RB (Agrifab)
   Series 2003
   4.00%, 07/05/06 (a)(b)                                 2,900            2,900
Solid Waste Disposal RB (Alameda
   Cnty Industries) Series 2000A
   4.00%, 07/05/06 (a)(b)                                 2,975            2,975
Solid Waste Disposal RB (Athens
   Disposal Co) Series 1995A
   4.00%, 07/05/06 (a)(b)                                 7,555            7,555
Solid Waste Disposal RB (Athens
   Disposal Co) Series 1999A
   4.00%, 07/05/06 (a)(b)                                 5,100            5,100
Solid Waste Disposal RB (Athens
   Services) Series 2001A
   4.00%, 07/05/06 (a)(b)                                 3,305            3,305
Solid Waste Disposal RB
   (Atlas Disposal Industries)
   Series 1999A
   4.00%, 07/05/06 (a)(b)                                 3,000            3,000
Solid Waste Disposal RB
   (BLT Enterprises of Fremont)
   Series 2005A
   4.05%, 07/05/06 (a)(b)                                 7,280            7,280
Solid Waste Disposal RB (BLT
   Enterprises of Sacramento)
   Series 1999A
   4.00%, 07/05/06 (a)(b)                                 6,045            6,045
Solid Waste Disposal RB (Blue
   Line Transfer) Series 1999A
   4.00%, 07/05/06 (a)(b)                                 4,100            4,100
Solid Waste Disposal RB (Blue
   Line Transfer) Series 2001A
   4.00%, 07/05/06 (a)(b)                                 4,100            4,100
Solid Waste Disposal RB (Burrtec
   Waste and Recycling Services
   LLC) Series 2006A
   4.00%, 07/05/06 (a)(b)                                 9,210            9,210
Solid Waste Disposal RB (Burrtec
   Waste Group) Series 2004
   4.00%, 07/05/06 (a)(b)                                 1,985            1,985


                                                         See financial notes. 13

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Solid Waste Disposal RB (Burrtec
   Waste Group) Series 2006A
   4.00%, 07/05/06 (a)(b)                                 6,145            6,145
Solid Waste Disposal RB (Burrtec
   Waste Industries) Series 1997B
   4.00%, 07/05/06 (a)(b)                                 3,200            3,200
Solid Waste Disposal RB
   (California Waste Solutions)
   Series 2002A
   4.00%, 07/05/06 (a)(b)                                 3,375            3,375
Solid Waste Disposal RB
   (California Waste Solutions)
   Series 2004A
   4.00%, 07/05/06 (a)(b)                                 8,350            8,350
Solid Waste Disposal RB
   (Cheese and Protein
   International)
   Series 2001A
   4.01%, 07/06/06 (a)(b)                                10,000           10,000
Solid Waste Disposal RB (Cold
   Canyon Landfill) Series 1998A
   4.00%, 07/05/06 (a)(b)                                 5,845            5,845
Solid Waste Disposal RB
   (Contra Costa Waste Service)
   Series 1995A
   4.00%, 07/05/06 (a)(b)                                 1,700            1,700
Solid Waste Disposal RB
   (CR&R Inc) Series 1995A
   4.03%, 07/05/06 (a)(b)                                 3,160            3,160
Solid Waste Disposal RB
   (CR&R Inc) Series 2000A
   4.03%, 07/05/06 (a)(b)                                 2,860            2,860
Solid Waste Disposal RB
   (CR&R Inc) Series 2002A
   4.03%, 07/05/06 (a)(b)                                 3,900            3,900
Solid Waste Disposal RB
   (CR&R Inc) Series 2006A
   4.03%, 07/05/06 (a)(b)                                 3,920            3,920
Solid Waste Disposal RB
   (Desert Properties LLC)
   Series 2006B
   4.05%, 07/05/06 (a)(b)                                 2,245            2,245
Solid Waste Disposal RB
   (EDCO Disposal Corp)
   Series 1996A
   4.00%, 07/05/06 (a)(b)                                12,345           12,345
Solid Waste Disposal RB
   (EDCO Disposal Corp)
   Series 2004A
   4.00%, 07/05/06 (a)(b)                                22,200           22,200
Solid Waste Disposal RB
   (Escondido Disposal/Jemco
   Equipment Corp) Series 1998A
   4.05%, 07/05/06 (a)(b)                                 7,845            7,845
Solid Waste Disposal RB
   (Federal Disposal Service)
   Series 2001A
   4.05%, 07/05/06 (a)(b)                                 1,400            1,400
Solid Waste Disposal RB
   (Greenteam of San Jose)
   Series 1997A
   4.00%, 07/05/06 (a)(b)                                 1,120            1,120
Solid Waste Disposal RB
   (Greenteam of San Jose)
   Series 2001A
   4.00%, 07/05/06 (a)(b)                                10,100           10,100
Solid Waste Disposal RB
   (Greenwaste of Tehama)
   Series 1999A
   4.00%, 07/05/06 (a)(b)                                   700              700
Solid Waste Disposal RB
   (GreenWaste Recovery, Inc)
   Series 2006A
   4.05%, 07/05/06 (a)(b)                                 3,080            3,080
Solid Waste Disposal RB
   (Madera Disposal Systems Inc)
   Series 1998A
   4.00%, 07/05/06 (a)(b)                                 1,800            1,800
Solid Waste Disposal RB
   (Marborg Industries)
   Series 2000A
   4.00%, 07/05/06 (a)(b)                                 3,815            3,815
Solid Waste Disposal RB
   (Marin Sanitary Service)
   Series 2006A
   4.05%, 07/05/06 (a)(b)                                 4,115            4,115


14 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Solid Waste Disposal RB
   (Metropolitan Recycling Corp)
   Series 2000B
   4.05%, 07/05/06 (a)(b)                                 2,560            2,560
Solid Waste Disposal RB
   (Mottra Corp) Series 2002A
   4.05%, 07/05/06 (a)(b)                                 1,910            1,910
Solid Waste Disposal RB
   (Napa Recycling and Waste
   Services) Series 2005A
   4.05%, 07/05/06 (a)(b)                                 5,155            5,155
Solid Waste Disposal RB (Norcal
   Waste System) Series 2001
   4.00%, 07/05/06 (a)(b)                                11,015           11,015
Solid Waste Disposal RB (Norcal
   Waste System) Series 2002A
   4.00%, 07/05/06 (a)(b)                                 6,000            6,000
Solid Waste Disposal RB (Norcal
   Waste System) Series 2003A
   4.00%, 07/05/06 (a)(b)                                 4,000            4,000
Solid Waste Disposal RB (Orange
   Ave Disposal Co) Series 2002A
   4.00%, 07/05/06 (a)(b)                                 5,950            5,950
Solid Waste Disposal RB
   (Ratto Group of Companies)
   Series 2001A
   4.00%, 07/05/06 (a)(b)                                 3,715            3,715
Solid Waste Disposal RB (Sanco
   Services) Series 2002A
   4.05%, 07/05/06 (a)(b)                                 3,200            3,200
Solid Waste Disposal RB
   (Santa Clara Valley Disposal)
   Series 2001A
   4.00%, 07/05/06 (a)(b)                                 4,160            4,160
Solid Waste Disposal RB
   (Santa Clara Valley Industries)
   Series 1998A
   4.05%, 07/05/06 (a)(b)                                 1,800            1,800
Solid Waste Disposal RB
   (Solag Disposal) Series 1997A
   4.03%, 07/05/06 (a)(b)                                 2,135            2,135
Solid Waste Disposal RB
   (Specialty Solid Waste and
   Recycling) Series 2001A
   4.05%, 07/05/06 (a)(b)                                 1,300            1,300
Solid Waste Disposal RB (Talco
   Plastics) Series 1997A
   4.02%, 07/05/06 (a)(b)                                 3,125            3,125
Solid Waste Disposal RB (Valley
   Vista Services) Series 2003A
   4.00%, 07/05/06 (a)(b)                                 3,905            3,905
Solid Waste Disposal RB (West
   Valley MRF) Series 1997A
   4.05%, 07/05/06 (a)(b)                                 2,525            2,525
Solid Waste Disposal RB (Zanker
   Road Landfill) Series 1999C
   4.05%, 07/05/06 (a)(b)                                 4,540            4,540
CALIFORNIA PUBLIC WORKS BOARD
Lease RB (University of California)
   Series 1997C
   4.01%, 07/06/06 (a)(b)(c)(d)                          10,900           10,900
Lease RB (University of California)
   Series 2005C
   4.01%, 07/06/06 (a)(c)(d)                             26,670           26,670
Lease RB Series 1999A
   4.00%, 07/05/06 (a)(b)(c)(d)                           9,985            9,985
Lease RB Series 2005E
   4.01%, 07/06/06 (a)(b)(c)(d)                          11,100           11,100
Lease Refunding RB (Dept of
   Corrections and Rehabilitation)
   Series 2005J
   4.01%, 07/06/06 (a)(b)(c)(d)                          24,940           24,940
Lease Refunding RB (Dept of
   Corrections) Series 1993A
   3.97%, 07/06/06 (a)(b)(c)(d)                           3,000            3,000
CALIFORNIA SCHOOL CASH RESERVE
PROGRAM AUTH
COP (2006-2007 TRAN)
   Series A
   3.50%, 07/06/07 (b)                                   55,000           55,531
Pool Bonds Series 2005A
   2.60%, 07/06/06 (b)                                   54,175           54,185
   3.45%, 07/06/06 (b)                                   25,000           25,002
   3.47%, 07/06/06 (b)                                   23,270           23,271
CALIFORNIA STATE UNIVERSITY
Systemwide RB Series 2005A
   4.00%, 07/06/06 (a)(b)(c)                              5,900            5,900


                                                         See financial notes. 15

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Systemwide RB Series 2005C
   4.00%, 07/06/06 (a)(b)(c)(d)                          25,895           25,895
   4.00%, 07/06/06 (a)(b)(c)                             20,260           20,260
   4.01%, 07/06/06 (a)(b)(c)(d)                          43,655           43,655
CALIFORNIA STATEWIDE COMMUNITIES
DEVELOPMENT AUTH
COP (Sutter Health
   Related Group)
   4.00%, 07/05/06 (a)(b)(c)(d)                           5,000            5,000
IDRB (Biocol Investments)
   Series 1997B
   4.10%, 07/05/06 (a)(b)                                 1,405            1,405
IDRB (Cowden Metal Stamping
   and Tooling) Series 1997A
   4.10%, 07/05/06 (a)(b)                                   995              995
IDRB (Golden Valley Grape
   Juice and Wine) Series 1998
   4.05%, 07/05/06 (a)(b)                                   420              420
IDRB (Integrated Rolling Co
   Series 1999A
   4.00%, 07/03/06 (a)(b)                                   900              900
IDRB (RL Group) Series 1998C
   4.05%, 07/05/06 (a)(b)                                 1,410            1,410
M/F Housing RB (Agave at Elk
   Grove Apts) Series 2003DD
   3.96%, 07/06/06 (a)(b)                                15,100           15,100
M/F Housing RB (Bay Vista at
   MeadowPark Apts)
   Series 2003NN1
   3.99%, 07/06/06 (a)(b)                                15,000           15,000
M/F Housing RB (Bay Vista at
   MeadowPark Apts)
   Series 2003NN2
   3.99%, 07/06/06 (a)(b)                                 5,000            5,000
M/F Housing RB (Creekside at
   MeadowPark Apts)
   Series 2002HH
   3.96%, 07/06/06 (a)(b)                                10,035           10,035
M/F Housing RB (Cypress Villa
   Apts) Series 2000F
   3.96%, 07/06/06 (a)(b)                                 4,725            4,725
M/F Housing RB (Dublin Ranch
   Senior Apts) Series 2003OO
   3.99%, 07/06/06 (a)(b)                                15,090           15,090
M/F Housing RB (Dublin Ranch
   Senior Apts) Series 2006G
   3.99%, 07/06/06 (a)(b)                                 5,010            5,010
M/F Housing RB (Emerald
   Gardens Apts) Series 2000E
   3.96%, 07/06/06 (a)(b)                                 7,320            7,320
M/F Housing RB (Fairway
   Family Apts) Series 2003PP
   3.99%, 07/06/06 (a)(b)                                30,000           30,000
M/F Housing RB (Fairway
   Family Apts) Series 2006H
   3.99%, 07/06/06 (a)(b)                                 7,000            7,000
M/F Housing RB (Heritage
   Oaks Apts) Series 2004YY
   3.96%, 07/06/06 (a)(b)                                 7,000            7,000
M/F Housing RB (Kimberly
   Woods Apts) Series 1995B
   3.96%, 07/05/06 (a)(b)                                13,400           13,400
M/F Housing RB (Las Flores
   Village Apts) Series 2004JJ
   3.94%, 07/06/06 (a)(b)                                13,500           13,500
M/F Housing RB (Laurel Park
   Senior Apts) Series 2002H
   3.97%, 07/06/06 (a)(b)                                 5,500            5,500
M/F Housing RB (Los Padres
   Apts) Series 2003E
   3.96%, 07/06/06 (a)(b)                                10,750           10,750
M/F Housing RB (Marlin Cove
   Apts) Series 2000V
   3.96%, 07/06/06 (a)(b)                                 8,000            8,000
M/F Housing RB (Oak Center
   Towers) Series 2005L
   3.96%, 07/06/06 (a)(b)                                11,450           11,450
M/F Housing RB (Oakmont of
   Concord) Series 2002Q
   3.96%, 07/06/06 (a)(b)(d)                             25,000           25,000
M/F Housing RB (Park David
   Senior Apts) Series 1999D
   3.96%, 07/06/06 (a)(b)                                 8,220            8,220
M/F Housing RB (Plaza Club
   Apts) Series 1997A
   3.98%, 07/06/06 (a)(b)                                10,290           10,290


16 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
M/F Housing RB (Rancho Santa
   Fe Village Apts)
   Series 2004EE
   3.94%, 07/06/06 (a)(b)                                13,000           13,000
M/F Housing RB (Sagewood At
   Stonebridge Estates)
   Series 2005CC
   3.96%, 07/06/06 (a)(b)                                 9,100            9,100
M/F Housing RB (Silvercrest
   Residence) Series 2003EEE
   4.00%, 07/06/06 (a)(b)                                23,130           23,130
M/F Housing RB (The Belmont)
   Series 2005F
   3.96%, 07/06/06 (a)(b)                                10,500           10,500
M/F Housing RB (The Crossings
   Senior Apts-Phase II)
   Series 2005J
   3.99%, 07/06/06 (a)(b)                                 7,425            7,425
M/F Housing RB (The
   Fountains At Seacliff Apts)
   Series 2002Y
   3.99%, 07/06/06 (a)(b)                                12,540           12,540
M/F Housing RB (Valley Palms
   Apts) Series 2002C
   3.96%, 07/06/06 (a)(b)                                12,000           12,000
M/F Housing RB (Villas at
   Hamilton Apts)
   Series 2001HH
   3.96%, 07/06/06 (a)(b)                                11,440           11,440
M/F Housing RB (Wilshire Court
   Apts) Series 2003M
   3.96%, 07/06/06 (a)(b)                                15,000           15,000
M/F Housing RB (Wilshire Court
   Apts) Series 2004AAA
   3.96%, 07/06/06 (a)(b)                                15,000           15,000
M/F Housing RB (Woodsong
   Apts) Series 1997B
   3.97%, 07/06/06 (a)(b)                                 3,127            3,127
M/F Housing RB (Wyndover
   Apts) Series 2004LL
   3.96%, 07/06/06 (a)(b)                                 9,000            9,000
M/F Housing Refunding RB
   (Crystal View Apts)
   Series 2004A
   3.96%, 07/06/06 (a)(b)                                 7,075            7,075
RB (Elder Care Alliance)
   Series 2000
   3.96%, 07/05/06 (a)(b)                                12,560           12,560
RB (Gemological Institute)
   Series 2001
   3.93%, 07/06/06 (a)(b)(c)                                580              580
RB (Japanese American National
   Museum) Series 2000A
   3.95%, 07/06/06 (a)(b)                                 4,500            4,500
RB (Jewish Federation Council
   of Greater Los Angeles)
   Series 2000A
   4.05%, 07/06/06 (a)(b)                                 2,100            2,100
RB (Kaiser Permanente)
   Series 2001C
   3.85%, 08/01/06 (a)                                   15,000           15,007
RB (Kaiser Permanente)
   Series 2004K
   3.50%, 07/11/06                                       14,000           14,000
   3.51%, 07/14/06                                        5,000            5,000
   3.58%, 07/14/06                                        6,000            6,000
   3.58%, 07/19/06                                       24,700           24,700
   3.48%, 08/11/06                                       20,000           20,000
RB (Kaiser Permanente)
   Series 2004M
   3.95%, 07/05/06 (a)                                    8,000            8,000
RB (Kaiser Permanente)
   Series 2006B
   4.01%, 07/06/06 (a)(b)(c)                             10,800           10,800
RB (Kaiser Permanente)
   Series 2006D
   3.50%, 07/18/06                                       20,000           20,000
   3.48%, 08/03/06                                       26,500           26,500
RB (Laurence School)
   Series 2003
   3.94%, 07/06/06 (a)(b)                                 3,875            3,875
RB (National Public Radio)
   Series 2002
   3.97%, 07/05/06 (a)(b)                                 1,365            1,365
RB(Painted Turtle) Series 2003
   3.94%, 07/06/06 (a)(b)                                13,650           13,650
Refunding RB (13th and I
   Associates) Series 1991
   4.10%, 07/05/06 (a)(b)                                 3,620            3,620


                                                         See financial notes. 17

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
TRAN Series 2006A2
   3.57%, 06/29/07                                       15,865           16,005
TRAN Series 2006A3
   3.57%, 06/29/07                                       22,500           22,694
TRAN Series 2006A4
   3.56%, 06/29/07                                        5,000            5,045
   3.58%, 06/29/07                                       33,000           33,288
TRAN Series 2006A5
   3.61%, 06/29/07                                       31,000           31,268
CARLSBAD
M/F Housing Refunding RB
   (Santa Fe Ranch Apts)
   Series 1993A
   3.94%, 07/06/06 (a)(b)                                14,400           14,400
CENTRAL UNIFIED SD
GO Refunding Bonds
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                          11,855           11,855
CLOVIS UNIFIED SD
TRAN Series 2005
   2.74%, 07/05/06                                       19,000           19,003
   3.49%, 07/05/06                                       10,000           10,000
CONTRA COSTA CNTY
M/F Mortgage RB (El Cerrito
   Royale) Series 1987A
   4.00%, 07/06/06 (a)(b)                                 2,480            2,480
CONTRA COSTA WATER DISTRICT
Refunding RB Series N
   3.70%, 07/06/06 (a)(b)(c)(d)                          10,320           10,320
DAVIS COMMUNITY FACILITIES
DISTRICT NO.1992-2
Special Tax Bonds (East Davis
   Mace Ranch Area II)
   Series 2000
   3.96%, 07/06/06 (a)(b)                                 3,075            3,075
DESERT SANDS UNIFIED SD
GO Bonds (Election of 2001)
   Series 2006
   3.59%, 06/01/07                                       16,665           16,764
DIAMOND BAR PUBLIC
FINANCING AUTH
Lease RB (Community/Senior
   Center) Series 2002A
   4.07%, 07/05/06 (a)(b)                                 5,590            5,590
DUBLIN HOUSING AUTH
M/F Housing RB (Park Sierra
   At Iron Horse Trail)
   Series 1998A
   3.97%, 07/05/06 (a)(b)                                14,900           14,900
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Subordinated RB
   Series 2005A
   3.98%, 07/06/06 (a)(b)(c)(d)                          11,520           11,520
EAST SIDE UNION HIGH SD
GO Refunding Bonds
   Series 2003B
   4.00%, 07/06/06 (a)(b)(c)(d)                          23,965           23,965
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue COP
   Series 2003B
   3.92%, 07/06/06 (a)(b)(c)                             34,075           34,075
EL CAJON REDEVELOPMENT AGENCY
M/F Housing RB (Park-Mollison
   and Madison Apts)
   Series 1998
   3.98%, 07/06/06 (a)(b)                                 4,800            4,800
EL CAMINO COMMUNITY
COLLEGE DISTRICT
GO Bonds Series 2003A
   3.98%, 07/06/06 (a)(b)(c)(d)                          16,100           16,100
ELK GROVE UNIFIED SD
2005-06 TRAN
   3.00%, 07/06/06                                       23,000           23,002
Community Facilities District No.1
   Special Tax Bonds (Election of
   1998) Series 2005
   3.97%, 07/06/06 (a)(b)(c)(d)                          17,050           17,050
EMERYVILLE REDEVELOPMENT AGENCY
M/F Housing RB (Bay St Apts)
   Series 2002A
   3.99%, 07/06/06 (a)(b)                                81,715           81,715
ESCONDIDO
M/F Housing RB (Via Roble
   Apts) Series 2003A
   3.96%, 07/06/06 (a)(b)                                 6,900            6,900
EVERGREEN ELEMENTARY SD
GO Refunding Bonds
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)(d)                          16,185           16,185


18 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
FILLMORE PUBLIC FINANCING AUTH
RB (Central City Redevelopment
   Area) Series 2003A
   3.96%, 07/06/06 (a)(b)                                 2,565            2,565
FOOTHILL-DEANZA COMMUNITY
COLLEGE DISTRICT
GO Bonds Series A
   4.00%, 07/05/06 (a)(c)(d)                              9,965            9,965
FRESNO IDA
IDRB (Keiser Corp) Series 1997
   4.02%, 07/05/06 (a)(b)                                 1,250            1,250
GOLDEN STATE TOBACCO
SECURITIZATION CORP
Enhanced Tobacco Settlement
   Asset-Backed Bonds
   Series 2005A
   3.97%, 07/06/06 (a)(b)(c)(d)                          45,800           45,800
   4.00%, 07/06/06 (a)(b)(c)(d)                          82,740           82,740
   4.02%, 07/06/06 (a)(b)(c)(d)                          18,845           18,845
GOLDEN WEST SCHOOLS
FINANCING AUTH
GO RB (Beverly Hills Unified SD)
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                           8,900            8,900
GROSSMONT UNION HIGH SD
GO Bonds (Election of 2004)
   Series 2006
   4.03%, 07/06/06 (a)(b)(c)(d)                           5,575            5,575
HAYWARD
M/F Housing RB (Lord Tennyson
   Apts) Series 2005A
   3.94%, 07/06/06 (a)(b)                                13,915           13,915
M/F Housing RB (Shorewood
   Apts) Series 1984A
   3.97%, 07/06/06 (a)(b)                                12,100           12,100
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB
   (Huntwood Terrace Apts)
   Series 1993A
   3.94%, 07/05/06 (a)(b)                                 5,155            5,155
HEMET UNIFIED SD
COP (2006 School Facilities)
   Series 2006
   3.85%, 10/01/36 (b)(c)                                19,445           19,445
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
   3.94%, 07/06/06 (a)(b)                                 7,000            7,000
HUNTINGTON BEACH
M/F Housing RB (Five Points
   Seniors) Series 1991A
   3.98%, 07/06/06 (a)(b)                                 9,500            9,500
HUNTINGTON PARK REDEVELOPMENT
AGENCY
M/F Housing RB (Casa Rita
   Apts) Series 1994A
   3.98%, 07/06/06 (a)(b)                                 4,950            4,950
IRVINE
Lease RB (Capital Improvement)
   Series 1985
   3.95%, 07/06/06 (a)(b)                                 2,000            2,000
IRVINE ASSESSMENT DISTRICT
NO.93-14
Limited Obligation Improvement
   Bonds Series 2000
   3.90%, 07/03/06 (a)(b)                                 5,257            5,257
IRVINE ASSESSMENT DISTRICT
NO.94-15
Limited Obligation Improvement
   Bonds Series 1994
   3.91%, 07/03/06 (a)(b)                                 1,100            1,100
IRVINE ASSESSMENT DISTRICT
NO.97-16
Limited Obligation Improvement
   Bonds (Northwest Irvine)
   Series 1997
   3.91%, 07/03/06 (a)(b)                                 2,665            2,665
IRVINE RANCH WATER DISTRICT
Consolidated Series 1995 GO of
   Improvement Districts No.140,
   240, 105, & 250
   3.90%, 07/03/06 (a)(b)                                 1,200            1,200
Sewer Bonds (Improvement
   District No.284-Election 1988)
   Series A
   3.90%, 07/03/06 (a)(b)                                   400              400
KERN CNTY
2006-07 TRAN
   3.50%, 06/29/07                                       25,000           25,239
   3.58%, 06/29/07                                       55,000           55,483
LONG BEACH
Harbor Refunding RB
   Series 2005A
   4.02%, 07/06/06 (a)(b)(c)(d)                           3,005            3,005


                                                         See financial notes. 19

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
LONG BEACH HARBOR
RB Series 2002A
   3.96%, 07/05/06 (a)(b)(c)                                345              345
Refunding RB Series 2005A
   3.62%, 07/06/06 (a)(b)(c)(d)                           8,155            8,155
   4.02%, 07/06/06 (a)(b)(c)(d)                           2,540            2,540
LONG BEACH HARBOR FACILITIES
CORP
Harbor TECP Series A
   3.60%, 07/06/06 (c)                                   28,750           28,750
   3.55%, 07/11/06 (c)                                   31,400           31,400
LOS ANGELES
2006 TRAN
   3.73%, 06/29/07                                       50,000           50,358
   3.75%, 06/29/07                                       50,000           50,351
GO Refunding Bonds
   Series 1998A
   4.01%, 07/06/06 (a)(b)(c)(d)                           4,150            4,150
M/F Housing RB (Beverly Park
   Apts) Series 1988A
   3.96%, 07/06/06 (a)(b)                                34,000           34,000
M/F Housing RB Series 1985K
   3.90%, 07/04/06 (a)(b)                                   852              852
M/F Housing Refunding RB
   (Tri-City) Series 2001I
   3.99%, 07/06/06 (a)(b)                                   600              600
Sanitation Equipment Charge
   RB Series 2005A
   3.99%, 07/06/06 (a)(b)(c)(d)                           5,530            5,530
Wastewater System Subordinate
   Refunding RB Series 2006A
   3.98%, 07/06/06 (a)(b)(c)                             20,000           20,000
Wastewater System Subordinate
   Refunding RB Series 2006B1
   3.93%, 07/06/06 (a)(b)(c)                              9,465            9,465
Wastewater System Subordinate
   Refunding RB Series 2006C
   3.93%, 07/06/06 (a)(b)(c)                             10,000           10,000
Wastewater System Subordinate
   Refunding RB Series 2006D
   3.94%, 07/06/06 (a)(b)(c)                              5,000            5,000
LOS ANGELES CNTY
2006-07 TRAN Series A
   3.50%, 06/29/07                                       60,000           60,573
LOS ANGELES CNTY METROPOLITAN
TRANSPORTATION AUTH
Sales Tax RB Series 1997A
   4.00%, 07/05/06 (a)(b)(c)(d)                          23,830           23,830
Second Subordinate Sales Tax
   Revenue CP Series A
   3.50%, 07/06/06 (b)                                   36,650           36,650
   3.54%, 07/07/06 (b)                                   11,349           11,349
Sr Sales Tax RB Series 2001A
   3.98%, 07/06/06 (a)(b)(c)(d)                          12,600           12,600
Sr Sales Tax Refunding RB
   Series 2001B
   3.01%, 07/06/06 (a)(b)(c)(d)                          24,750           24,750
LOS ANGELES CNTY SCHOOLS
POOLED FINANCING PROGRAM
Pooled Financing (Pooled
   TRANS Participation)
   Series 2006-07 A
   3.50%, 06/29/07 (b)                                    5,450            5,502
LOS ANGELES COMMUNITY
COLLEGE DISTRICT
GO Refunding Bonds (2001
   Election) Series 2005A
   3.81%, 07/06/06 (a)(b)(c)(d)                           8,140            8,140
LOS ANGELES COMMUNITY
REDEVELOPMENT AGENCY
M/F Housing RB (Metropolitan
   Lofts Apts) Series 2002A
   3.99%, 07/06/06 (a)(b)                                17,750           17,750
M/F Housing RB (Wilshire
   Station Apts) Series 2003A
   4.05%, 07/03/06 (a)(b)                                45,000           45,000
M/F Housing RB (Wilshire
   Station Apts) Series 2004A
   4.05%, 07/03/06 (a)(b)                                 8,275            8,275
LOS ANGELES DEPT OF WATER
AND POWER
Power Supply RB Series 2005A1
   4.00%, 07/06/06 (a)(b)(c)(d)                          45,000           45,000
Power System RB Series 2001A
   4.01%, 07/06/06 (a)(b)(c)(d)                          24,750           24,750


20 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Power System RB Series 2001A1
   4.00%, 07/06/06 (a)(b)(c)(d)                          15,000           15,000
   4.01%, 07/06/06 (a)(c)(d)                              7,120            7,120
Power System RB Series 2005A1
   3.97%, 07/06/06 (a)(b)(c)                             34,150           34,150
Power System RB Series 2005A2
   3.97%, 07/06/06 (a)(b)(c)(d)                          20,800           20,800
Power System Revenue CP Notes
   3.48%, 07/05/06 (c)                                   57,000           57,000
   3.47%, 07/11/06 (c)                                   30,000           30,000
   3.36%, 08/08/06 (c)                                   17,500           17,500
   3.52%, 08/10/06 (c)                                   40,000           40,000
Water System RB Series 2001A
   3.97%, 07/06/06 (a)(b)(c)(d)                          13,555           13,555
Water Works RB Series 1999
   4.00%, 07/05/06 (a)(b)(c)(d)                          22,090           22,090
LOS ANGELES DEPT OF WATER
AND POWER (WATER DIV ONLY)
Water System RB Series 2006A
   4.00%, 07/06/06 (a)(b)(c)(d)                          59,925           59,925
Water System RB Series 2006A2
   3.97%, 07/06/06 (a)(b)(c)(d)                           8,500            8,500
   4.00%, 07/06/06 (a)(b)(c)(d)                          13,400           13,400
LOS ANGELES HARBOR
Refunding RB Series 2005 A&B
   4.01%, 07/06/06 (a)(b)(c)(d)                          22,915           22,915
LOS ANGELES MUNICIPAL
IMPROVEMENT CORP
Lease Revenue TECP Series A1
   3.48%, 07/05/06 (b)                                   19,481           19,481
   3.50%, 07/11/06 (b)                                    7,000            7,000
   3.55%, 07/11/06 (b)                                    5,000            5,000
   3.36%, 08/08/06 (b)                                    5,000            5,000
   3.55%, 08/10/06 (b)                                   10,000           10,000
LOS ANGELES UNIFIED SD
2005-06 TRAN Series A
   2.91%, 10/18/06                                       50,000           50,231
   2.94%, 10/18/06                                       58,485           58,707
   3.58%, 10/18/06                                       37,425           37,490
GO Bonds (Election 2004)
   Series 2006F
   3.25%, 07/03/06 (a)(b)(c)                              5,275            5,275
GO Bonds (Election of 2002)
   Series 2003A
   4.00%, 07/06/06 (a)(b)(c)(d)                          20,705           20,705
GO Bonds (Election of 2004)
   Series 2005E
   4.00%, 07/03/06                                        6,000            6,000
GO Bonds Series 1999C
   3.98%, 07/06/06 (a)(b)(c)(d)                          16,400           16,400
GO Refunding Bonds Series
   2005A1
   4.01%, 07/06/06 (a)(b)(c)(d)                           8,400            8,400
   4.01%, 07/06/06 (a)(b)(c)                             46,080           46,080
GO Refunding Bonds Series
   2005A2
   4.00%, 07/06/06 (a)(b)(c)(d)                           6,580            6,580
   4.01%, 07/06/06 (a)(b)(c)                              8,080            8,080
LOS ANGELES WASTEWATER
SYSTEM
Refunding RB Series 2002A
   3.97%, 07/06/06 (a)(b)(c)(d)                          12,245           12,245
MADERA CNTY
Lease RB (Madera Municipal
   Golf Course Refinancing)
   Series 1993
   3.92%, 07/06/06 (a)(b)                                 2,945            2,945
MADERA IRRIGATION FINANCING
AUTH
Water RB Series 2005A
   3.99%, 07/03/06 (a)(b)(c)                             16,005           16,005
MARTINEZ
M/F Housing Refunding RB
   (Muirwood Garden Apts)
   Series 2003A
   3.92%, 07/05/06 (a)(b)                                 6,800            6,800
MENLO PARK COMMUNITY
DEVELOPMENT AGENCY
Tax Allocation Refunding Bonds
   (Las Pulgas Community
   Development) Series 2006
   3.99%, 07/03/06 (a)(b)(c)                             10,000           10,000
MERCED IRRIGATION DISTRICT
Electric System Refunding RB
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                           3,250            3,250


                                                         See financial notes. 21

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MT SAN ANTONIO COMMUNITY
COLLEGE DISTRICT
GO Bonds (2001 Election)
   Series 2004B
   3.98%, 07/06/06 (a)(b)(c)(d)                          13,140           13,140
MT. DIABLO UNIFIED SD
GO Bonds (Election of 2002)
Series 2006
   3.97%, 07/06/06 (a)(b)(c)(d)                          14,385           14,385
NORWALK-LA MIRADA UNIFIED SD
COP (2006 School Facility
Bridge Funding Program)
   3.92%, 07/06/06 (a)(b)(c)                             37,000           37,000
OAKLAND
Insured RB (180 Harrison
   Foundation) Series 1999A
   4.00%, 07/05/06 (a)(b)(c)(d)                           4,500            4,500
OCEANSIDE
M/F Mortgage RB (Riverview
   Springs Apts) Series 1990A
   3.98%, 07/06/06 (a)(b)                                14,470           14,470
OHLONE COMMUNITY
COLLEGE DISTRICT
GO Bonds (Election of 2002)
   Series B
   4.00%, 07/06/06 (a)(b)(c)(d)                          10,000           10,000
ONTARIO HOUSING AUTH
M/F Housing RB (Parc Vista)
   Series 2006B
   3.99%, 07/06/06 (a)(b)                                 6,960            6,960
M/F Housing RB (Terrace View)
   Series 2006A
   3.99%, 07/06/06 (a)(b)                                 6,240            6,240
ORANGE CNTY
Apartment Development
   Refunding RB (Villas Aliento)
   Series 1998E
   3.95%, 07/06/06 (a)(b)                                 4,500            4,500
COP (Florence Crittenton
   Services) Series 1990
   3.85%, 07/05/06 (a)(b)                                 4,600            4,600
ORANGE CNTY LOCAL
TRANSPORTATION AUTH
Sales Tax Revenue CP Notes
   3.50%, 07/12/06 (b)                                   29,100           29,100
ORANGE CNTY SANITATION DISTRICT
COP Series 2003
   3.97%, 07/06/06 (a)(b)(c)(d)                           2,133            2,133
No.1-3, 5-7, and 11 Refunding
   COP Series 1993
   3.92%, 07/03/06 (a)(b)(c)                              1,400            1,400
Refunding COP Series 2000A
   3.92%, 07/03/06 (a)(c)                                 5,190            5,190
Refunding COP Series 2000B
   3.92%, 07/03/06 (a)(c)                                12,940           12,940
OXNARD FINANCING AUTH
Water Revenue Project Bonds
   Series 2006
   3.96%, 07/06/06 (a)(b)(c)(d)                          11,815           11,815
PALO ALTO UNIFIED SD
GO Bonds (Election of 1995)
   Series B
   4.00%, 07/05/06 (a)(c)(d)                              6,000            6,000
PASADENA
COP (City Hall & Park
   Improvements) Series 2003
   3.93%, 07/06/06 (a)(b)(c)                              8,890            8,890
PETALUMA COMMUNITY
DEVELOPMENT COMMISSION
M/F Housing RB (Oakmont)
   Series 1996A
   3.97%, 07/06/06 (a)(b)                                 3,250            3,250
PETALUMA SD
TRAN Series 2005
   2.58%, 07/06/06                                        4,020            4,021
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff
   Apts) Series 1998A
   4.00%, 07/06/06 (a)(b)                                 4,959            4,959
PLEASANT HILL
M/F Mortgage RB (Brookside
   Apts) Series 1988A
   3.92%, 07/05/06 (a)(b)                                 4,100            4,100
PLEASANTON
M/F Housing RB (Busch Senior
   Housing) Series 2003A
   3.96%, 07/06/06 (a)(b)                                13,360           13,360
PORT OF OAKLAND
CP Series D
   3.49%, 08/08/06 (b)                                   30,000           30,000


22 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
RB Series 2000K
   4.05%, 07/05/06 (a)(b)(c)(d)                          15,000           15,000
   4.02%, 07/06/06 (a)(b)(c)(d)                          18,295           18,295
RB Series 2002L
   4.01%, 07/06/06 (a)(b)(c)(d)                          13,000           13,000
RANCHO SANTIAGO COMMUNITY
COLLEGE DISTRICT
GO Bonds (Election of 2002)
   Series B
   4.00%, 07/06/06 (a)(b)(c)(d)                          10,000           10,000
REDWOOD CITY
COP (City Hall) Series 1998
   3.94%, 07/06/06 (a)(b)                                 4,870            4,870
RICHMOND
M/F Housing RB (Baycliff Apts)
   Series 2004A
   3.96%, 07/06/06 (a)(b)                                28,800           28,800
RIVERSIDE CNTY
Transportation Commission CP
   Notes (Limited Tax Bonds)
   3.50%, 10/06/06 (b)                                   10,904           10,904
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria
   Springs Apts) Series 1989C
   3.98%, 07/06/06 (a)(b)                                 9,000            9,000
ROSEVILLE JOINT UNION HIGH SD
COP Series 2003
   3.94%, 07/06/06 (a)(b)(c)                              5,555            5,555
SACRAMENTO CNTY
2005 TRAN Series A
   2.73%, 07/10/06                                        4,470            4,471
Special Facilities Airport RB
   (Cessna Aircraft Co)
   Series 1998
   3.97%, 07/06/06 (a)(b)                                 3,300            3,300
TRAN Series 2006A
   3.68%, 07/17/06                                       50,000           50,405
   3.69%, 07/17/07                                       25,000           25,200
SACRAMENTO CNTY HOUSING AUTH
M/F Housing RB (Carlton Plaza
   of Sacramento Senior Apts)
   Series 2003E
   3.98%, 07/06/06 (a)(b)                                14,000           14,000
M/F Housing RB (Hastings Park
   Apts) Series 2004G
   3.96%, 07/06/06 (a)(b)                                16,500           16,500
M/F Housing RB (Hidden Oaks
   Apts) Series 1999C
   3.96%, 07/06/06 (a)(b)                                 6,300            6,300
M/F Housing Refunding RB
   (Chesapeake Commons Apts)
   Series 2001C
   3.98%, 07/06/06 (a)(b)                                28,000           28,000
SACRAMENTO CNTY SANITATION
DISTRICT FINANCING AUTH
RB Series 2000A
   4.01%, 07/06/06 (a)(c)(d)                              6,090            6,090
RB Series 2004A
   4.00%, 07/06/06 (a)(b)(c)(d)                           3,230            3,230
SACRAMENTO FINANCE AUTH
Capital Improvement RB
   (Community Reinvestment
   Capital Improvement)
   Series 2006A
   4.01%, 07/06/06 (a)(b)(c)                              7,290            7,290
Refunding RB (Solid Waste,
   Redevelopment and Master
   Lease Program Facilities)
   Series 2005
   4.01%, 07/06/06 (a)(b)(c)                              9,030            9,030
SACRAMENTO HOUSING AUTH
M/F Housing RB (Atrium Court
   Apts) 2002G
   3.96%, 07/06/06 (a)(b)                                17,200           17,200
M/F Housing RB (St Anton
   Building Apts) Series 2003I
   3.96%, 07/06/06 (a)(b)                                 8,000            8,000
SACRAMENTO MUNICIPAL UTILITY
DISTRICT FINANCING AUTH
Consumers Project RB
   Series 2006
   4.00%, 07/06/06 (a)(b)(c)(d)                          10,475           10,475
SACRAMENTO REDEVELOPMENT
AGENCY
M/F Housing RB (18th and L
   Apts) Series 2002E
   3.96%, 07/06/06 (a)(b)                                21,075           21,075


                                                         See financial notes. 23

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
SAN BERNARDINO CITY UNIFIED SD
GO Bonds (Election of 2004)
   Series B
   4.00%, 07/06/06 (a)(b)(c)(d)                          11,365           11,365
SAN DIEGO
Certificates of Undivided
   Interest in Installment
   Payments Payable from
   Net System Revenues
   of the Water Utility Fund
   Series 1998
   4.00%, 07/06/06 (a)(b)(c)(d)                           7,785            7,785
SAN DIEGO CNTY AND SD
POOL PROGRAM
TRAN Program Note
   Participations Series 2006A
   3.70%, 06/29/07                                       37,500           37,807
TRAN Program Note
   Participations Series 2006B
   3.72%, 06/29/07                                       12,600           12,701
TRAN Series 2005A
   2.58%, 07/14/06                                       45,000           45,021
SAN DIEGO CNTY REGIONAL
AIRPORT AUTH
Refunding RB Series 2005
   4.02%, 07/06/06 (a)(b)(c)(d)                           5,895            5,895
SAN DIEGO CNTY REGIONAL
TRANSPORTATION COMMISSION
Subordinate Sales Tax Revenue
   CP Notes (Limited Tax Bonds)
   Series A
   3.50%, 10/06/06 (c)                                   22,023           22,023
SAN DIEGO COMMUNITY
COLLEGE DISTRICT
GO Bonds (Election of 2002)
   Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                          30,950           30,950
   4.01%, 07/06/06 (a)(b)(c)(d)                           5,265            5,265
GO Series 2005
   4.00%, 07/06/06 (a)(b)(c)(d)                          17,495           17,495
SAN DIEGO HOUSING AUTH
M/F Housing RB (Delta Village
   Apts) Series 2005A
   3.98%, 07/06/06 (a)(b)                                 9,000            9,000
M/F Housing RB (Hillside Garden
   Apts) Series 2004B
   3.96%, 07/06/06 (a)(b)                                13,595           13,595
M/F Mortgage Refunding RB
   (Creekside Villa Apts)
   Series 1999B
   3.98%, 07/06/06 (a)(b)                                 6,000            6,000
SAN DIEGO UNIFIED SD
2005-2006 TRAN Series A
   2.64%, 07/24/06                                       60,000           60,050
2006-2007 TRAN Series A
   3.70%, 07/24/07                                       50,000           50,407
GO Bonds Series 2002D
   3.98%, 07/06/06 (a)(b)(c)(d)                          12,280           12,280
GO Bonds Series 2003E
   3.98%, 07/06/06 (a)(b)(c)(d)                          21,665           21,665
SAN FRANCISCO AIRPORTS
COMMISSION
Second Series RB (San Francisco
   International Airport)
   Series 18B
   3.97%, 07/06/06 (a)(b)(c)(d)                          16,255           16,255
Second Series RB (San Francisco
   International Airport)
   Series 24A
   4.04%, 07/06/06 (a)(b)(c)(d)                          12,670           12,670
Second Series Refunding RB
   (San Francisco International
   Airport) Series 33G
   4.00%, 07/05/06 (a)(b)(c)                             10,000           10,000
Second Series Refunding RB
   (San Francisco International
   Airport) Series 33H
   3.99%, 07/05/06 (a)(b)(c)                             20,200           20,200
SAN FRANCISCO BAY AREA
RAPID TRANSIT
Sales Tax Refunding RB
   Series 2005A
   3.95%, 07/05/06 (a)(b)(c)                              9,465            9,465
SAN FRANCISCO CITY AND CNTY
GO Bonds (Laguna Honda
   Hospital-1999) Series 2005D
   3.90%, 07/06/06 (a)(b)(c)                              6,450            6,450


24 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
GO Bonds (Laguna Honda
   Hospital-1999) Series 2005I
   4.01%, 07/06/06 (a)(b)(c)                              4,340            4,340
GO Bonds Series 2005 F&G
   3.99%, 07/06/06 (a)(b)(c)(d)                           4,985            4,985
M/F Housing RB (Carter Terrace
   Apts) Series 2002B
   4.00%, 07/06/06 (a)(b)                                 6,375            6,375
M/F Housing Refunding RB
   (City Heights Apts)
   Series 1997A
   3.96%, 07/05/06 (a)(b)                                20,800           20,800
M/F Housing Refunding RB
   (Post St Towers)
   Series 2000A
   3.91%, 07/05/06 (a)(b)                                16,800           16,800
SAN FRANCISCO CITY AND CNTY
REDEVELOPMENT AGENCY
M/F Housing RB (Derek Silva
   Community) Series 2002D
   4.00%, 07/06/06 (a)(b)                                 2,700            2,700
M/F Housing RB (Notre Dame
   Apts) Series 2000G
   3.96%, 07/05/06 (a)(b)                                14,000           14,000
M/F Housing RB (Ocean Beach
   Apts) Series 2001B
   3.99%, 07/05/06 (a)(b)                                 7,034            7,035
M/F Housing Refunding RB
   (Fillmore Center)
   Series 1992A2
   3.96%, 07/05/06 (a)(b)                                 3,750            3,750
SAN FRANCISCO CNTY
TRANSPORTATION AUTH
CP Series A&B
   3.55%, 07/11/06 (c)                                   12,500           12,500
   3.50%, 07/12/06 (c)                                   27,500           27,500
   3.50%, 07/14/06 (c)                                   19,700           19,700
SAN FRANCISCO PUBLIC UTILITY
COMMISSION
San Francisco Water
   RB Series 2006A
   3.97%, 07/06/06 (a)(b)(c)(d)                          14,605           14,605
SAN FRANCISCO UNIFIED SD
GO Bonds (Election of 2003)
   Series 2005B
   4.01%, 07/06/06 (a)(b)(c)(d)                           9,785            9,785
GO Bonds (Prop A, Election of
   2003) Series 2005B
   4.00%, 07/06/06 (a)(b)(c)(d)                           2,645            2,645
SAN GABRIEL VALLEY COUNCIL
OF GOVERNMENTS
Alameda Corridor-East
   Construction Project Grant
   Anticipation Notes
   3.50%, 07/11/06 (b)                                   37,000           37,000
   3.58%, 07/11/06 (b)                                    5,900            5,900
SAN JOSE
GO Bonds (Libraries, Parks and
   Public Safety) Series 2002
   3.97%, 07/06/06 (a)(b)(c)(d)                          11,971           11,971
M/F Housing RB (Almaden
   Family Apts) Series 2003D
   3.96%, 07/06/06 (a)(b)                                 5,000            5,000
M/F Housing RB (Almaden
   Lake Village Apts)
   Series 1997A
   3.98%, 07/06/06 (a)(b)                                20,400           20,400
M/F Housing RB (Betty Anne
   Gardens Apts) Series 2002A
   3.98%, 07/06/06 (a)(b)                                 7,410            7,410
M/F Housing RB (Raintree Apts)
   Series 2005A
   4.00%, 07/06/06 (a)(b)                                10,500           10,500
M/F Housing RB (Siena at
   Renaissance Square Apts)
   Series 1996A
   3.96%, 07/06/06 (a)(b)                                21,500           21,500
SAN JOSE FINANCING AUTH
Lease RB (Civic Center)
   Series 2002C
   3.88%, 07/05/06 (a)(b)(c)                             58,315           58,315
SAN JOSE REDEVELOPMENT
AGENCY
M/F Housing RB (101 San
   Fernando Apts) Series 1998A
   3.99%, 07/05/06 (a)(b)                                38,000           38,000


                                                         See financial notes. 25

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Tax Allocation Bonds
   (Merged Area Redevelopment)
   Series 2005C
   3.97%, 07/05/06 (a)(b)                                16,575           16,575
Tax Allocation Bonds (Merged
   Area Redevelopment)
   Series 2005D
   3.99%, 07/05/06 (a)(b)                                10,000           10,000
Tax Allocation Refunding Bonds
   (Merged Area Redevelopment)
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)                              7,960            7,960
SAN JOSE UNIFIED SD
2006 GO Bonds (Election of
   2002) Series C
   4.01%, 07/06/06 (a)(b)(c)(d)                           4,125            4,125
   4.03%, 07/06/06 (a)(b)(c)(d)                           1,410            1,410
SAN JOSE-EVERGREEN COMMUNITY
COLLEGE DISTRICT
GO Bonds Election of 2004
   Series A
   3.97%, 07/06/06 (a)(b)(c)                              8,000            8,000
SAN MARCOS REDEVELOPMENT
AGENCY
M/F Housing RB (Grandon
   Village) Series 2002A
   3.94%, 07/06/06 (a)(b)                                13,390           13,390
SAN MATEO CNTY TRANSIT DISTRICT
Limited Tax Refunding Bonds
   Series 2005A
   4.01%, 07/06/06 (a)(b)(c)(d)                           8,745            8,745
Limited Tax Refunding Bonds
   Series 2005B
   3.97%, 07/06/06 (a)(b)(c)(d)                           1,000            1,000
SANTA BARBARA CNTY
2005-2006 TRAN Series A
   2.63%, 07/25/06                                       28,500           28,525
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista
   Terrace Apts) Series 2005C
   4.05%, 07/06/06 (a)(b)                                 7,000            7,000
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
   3.40%, 07/03/06 (a)(b)                                 4,000            4,000
SANTA ROSA
Wastewater Refunding RB
   Series 2004A
   3.94%, 07/06/06 (a)(b)                                24,000           24,000
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run
   Apts) Series 1997A
   4.02%, 07/06/06 (a)(b)                                 8,190            8,190
SIERRA JOINT COMMUNITY
COLLEGE DISTRICT
GO Bonds (School Facilities
   Improvement District
   No.1 & 2-Election of 2004)
   Series A
   4.01%, 07/06/06 (a)(b)(c)(d)                          12,425           12,425
SONOMA CNTY JUNIOR
COLLEGE DISTRICT
GO Bonds (Election of 2002)
   Series B
   3.96%, 07/06/06 (a)(b)(c)(d)                          16,650           16,650
   4.01%, 07/06/06 (a)(b)(c)(d)                           6,415            6,415
SOUTH PLACER WASTEWATER AUTH
RB Series B
   3.98%, 07/06/06 (a)(b)(c)                              5,200            5,200
SOUTH SAN FRANCISCO
M/F Housing RB (Magnolia
   Plaza Apts) Series 1987A
   4.00%, 07/05/06 (a)(b)                                 5,500            5,500
SOUTHERN CALIFORNIA HFA
S/F Mortgage RB Series 2004A
   4.01%, 07/05/06 (a)(c)                                21,100           21,100
S/F Mortgage RB Series 2004B
   4.01%, 07/05/06 (a)(c)                                14,665           14,665
SOUTHERN CALIFORNIA
METROPOLITAN WATER DISTRICT
RB Series 1999A
   4.00%, 07/05/06 (a)(c)(d)                             18,500           18,500
RB Series 2001C1
   3.85%, 07/03/06 (a)(c)                                29,200           29,200
Refunding RB Series 2001B1
   3.92%, 07/06/06 (a)(c)                                 6,500            6,500
Water RB Series 2001C2
   3.87%, 07/03/06 (a)(c)                                 6,000            6,000


26 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
STOCKTON
Special Tax Bonds (Arch Road
   East Community Facilities
   District No.99-02)
   Series 1999
   3.96%, 07/06/06 (a)(b)                                   940              940
SUNNYVALE
COP (Government Center Site
   Acquisition) Series 2001A
   3.93%, 07/06/06 (a)(b)(c)                              7,590            7,590
SWEETWATER UNION HIGH SD
GO Bonds (Election of 2000)
   Series C
   4.00%, 07/06/06 (a)(b)(c)                              7,900            7,900
TOBACCO SECURITIZATION AUTH
OF SOUTHERN CALIFORNIA
Tobacco Settlement
   Asset-Backed Bonds
   (San Diego Cnty TASC)
   Series 2006A
   4.01%, 07/06/06 (a)(b)(c)                              5,300            5,300
UNIVERSITY OF CALIFORNIA
General RB Series 2003A
   4.00%, 07/06/06 (a)(b)(c)(d)                          17,270           17,270
General RB Series 2005F
   3.97%, 07/06/06 (a)(b)(c)(d)                           8,195            8,195
   4.01%, 07/06/06 (a)(b)(c)(d)                          21,975           21,975
General RB Series G
   4.01%, 07/06/06 (a)(b)(c)(d)                          18,025           18,025
Limited Project RB Series 2005B
   3.95%, 07/05/06 (a)(b)(c)                              7,000            7,000
   3.96%, 07/06/06 (a)(b)(c)                             10,340           10,340
   4.00%, 07/06/06 (a)(b)(c)                              6,470            6,470
RB (Multiple Purpose) Series K
   4.01%, 07/06/06 (a)(c)(d)                             19,430           19,430
RB (Multiple Purpose) Series O
   3.97%, 07/06/06 (a)(b)(c)(d)                           7,995            7,995
VENTURA CNTY
TRAN Series 2005-06
   4.00%, 07/03/06                                       50,000           50,004
VERNON NATURAL GAS
FINANCING AUTH
RB(Vernon Gas) Series 2006C
   3.95%, 07/05/06 (a)(b)(c)                             25,000           25,000
VICTOR VALLEY COMMUNITY
COLLEGE DISTRICT
COP Series 1997
   3.95%, 07/06/06 (a)(b)                                50,275           50,275
WESTERN PLACER UNIFIED SD
COP (School Facilities)
   Series 2003
   4.00%, 07/06/06 (a)(b)                                 8,600            8,600
WESTMINISTER REDEVELOPMENT
AGENCY
M/F Housing RB (Brookhurst
   Royale Senior Assisted Living)
   Series 2000A
   4.00%, 07/06/06 (a)(b)                                 7,700            7,700
Tax Allocation Refunding RB
   (Commercial Redevelopment
   Project No.1) Series 1997
   3.94%, 07/06/06 (a)(b)(c)                              1,500            1,500
WESTMINSTER
COP (Civic Center Refunding)
   Series 1998A
   3.94%, 07/06/06 (a)(b)(c)                              2,915            2,915
                                                                     -----------
                                                                       8,053,382
PUERTO RICO 2.2%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds
   Series 2001A
   3.97%, 07/06/06 (a)(b)(c)(d)                             200              200
Public Improvement Bonds
   Series 2001B
   3.96%, 07/06/06 (a)(b)(c)(d)                           2,000            2,000
Public Improvement Refunding
Bonds Series 2002A
   4.06%, 07/06/06 (a)(b)(c)(d)                             995              995
TRAN Series 2006
   3.23%, 07/28/06 (b)                                   25,000           25,023
PUERTO RICO ELECTRIC POWER AUTH
RB Series HH
   3.96%, 07/06/06 (a)(b)(c)(d)                           9,665            9,665
RB Series II
   4.00%, 07/06/06 (a)(b)(c)(d)                           7,405            7,405
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Highway Refunding RB Series BB
   3.98%, 07/06/06 (a)(b)(c)(d)                             830              830


                                                         See financial notes. 27

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
RB Series 2000B
   3.98%, 07/05/06 (a)(b)(c)(d)                           4,935            4,935
RB Series Y
   3.96%, 07/06/06 (a)(b)(c)(d)                           7,400            7,400
   3.99%, 07/06/06 (a)(b)(c)(d)                          10,600           10,600
Refunding RB Series AA
   3.99%, 07/06/06 (a)(b)(c)(d)                           3,995            3,995
Subordinated RB Series 2003
   3.96%, 07/06/06 (a)(b)(c)(d)                           2,000            2,000
Transportation Refunding RB
   Series 2005L
   3.97%, 07/06/06 (a)(b)(c)(d)                           6,975            6,975
Transportation Refunding RB
   Series L
   3.97%, 07/06/06 (a)(b)(c)(d)                           5,800            5,800
   3.97%, 07/06/06 (a)(b)(c)                             15,000           15,000
   3.98%, 07/06/06 (a)(b)(c)(d)                           8,115            8,115
PUERTO RICO HOUSING FINANCE
CORP
Homeownership Mortgage
RB Series 1998A
   4.01%, 07/06/06 (a)(b)(c)(d)                           3,500            3,500
PUERTO RICO INFRASTRUCTURE
FINANCING AUTH
Special Obligation Bonds
   Series 2000A
   4.02%, 07/06/06 (a)(c)(d)                             29,000           29,000
Special Tax Refunding RB
   Series 2005C
   3.98%, 07/06/06 (a)(b)(c)(d)                             155              155
   3.99%, 07/06/06 (a)(b)(c)                             13,595           13,595
PUERTO RICO PUBLIC
BUILDINGS AUTH
Government Facilities RB
   Series B
   3.96%, 07/06/06 (a)(b)(c)(d)                          10,095           10,095
Refunding RB Series L
   3.99%, 07/06/06 (a)(b)(c)(d)                           6,545            6,545
                                                                     -----------
                                                                         173,828

END OF INVESTMENTS.

At 6/30/06, the cost of the fund's investments was $8,227,210.

(a) Variable rate security.
(b) Credit-enhanced security
(c) Liquidity-enhanced security
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,313,281 or 29.3% of net assets.

 COP - Certificate of participation
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note


28 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at cost and value                                      $8,227,210
Cash                                                                     1,022
Receivables:
   Receivable for investment sold                                      106,107
   Fund shares sold                                                    245,317
   Interest                                                             61,905
Prepaid expenses                                                  +        118
                                                                  -------------
TOTAL ASSETS                                                         8,641,679

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                121,018
   Investments bought                                                  614,057
   Dividends to shareholders                                            10,305
   Investment adviser and administrator fees                               141
   Transfer agent and shareholder services fees                            203
   Trustee's fees                                                            6
Accrued expenses                                                  +        166
                                                                  -------------
TOTAL LIABILITIES                                                      745,896

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         8,641,679
TOTAL LIABILITIES                                                 -    745,896
                                                                  -------------
NET ASSETS                                                        $  7,895,783

NET ASSETS BY SOURCE
Capital received from investors                                      7,898,457
Net realized capital losses                                             (2,674)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                               SHARES
SHARE CLASS              NET ASSETS   /   OUTSTANDING   =     NAV
Sweep Shares             $4,207,734         4,209,763       $1.00
Value Advantage Shares   $3,688,049         3,688,809       $1.00


                                                         See financial notes. 29

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $124,426

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (204)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                13,501
Transfer agent and shareholder service fees:
   Sweep Shares                                                           9,370
   Value Advantage Shares                                                 3,810
Trustees' fees                                                               20
Custodian fees                                                              146
Portfolio accounting fees                                                    88
Professional fees                                                            24
Registration fees                                                            77
Shareholder reports                                                          44
Other expenses                                                       +       31
                                                                     -----------
Total expenses                                                           27,111
Custodian credits                                                    -        5
Expense reduction                                                    -    5,844
                                                                     -----------
NET EXPENSES                                                             21,262

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 124,426
NET EXPENSES                                                         -   21,262
                                                                     -----------
NET INVESTMENT INCOME                                                   103,164
NET REALIZED LOSSES                                                  +     (204)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $102,960


30 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------------------
                                                     1/1/06-6/30/06     1/1/05-12/31/05
Net investment income                                      $103,164            $130,419
Net realized losses                                 +          (204)               (619)
                                                    ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                      102,960             129,800

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------

DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                                 54,404              71,464
Value Advantage Shares                              +        48,760              58,952
                                                    ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                  103,164             130,416

TRANSACTIONS IN FUND SHARES *
----------------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                             11,496,429          18,372,058
Value Advantage Shares                              +     3,089,879           4,453,975
                                                    ------------------------------------
TOTAL SHARES SOLD                                        14,586,308          22,826,033

SHARES REINVESTED
Sweep Shares                                                 48,818              70,262
Value Advantage Shares                              +        39,011              52,187
                                                    ------------------------------------
TOTAL SHARES REINVESTED                                      87,829             122,449

SHARES REDEEMED
Sweep Shares                                            (11,471,556)        (18,455,404)
Value Advantage Shares                              +    (2,680,329)         (4,091,191)
                                                    ------------------------------------
TOTAL SHARES REDEEMED                                   (14,151,885)        (22,546,595)

NET TRANSACTIONS IN FUND SHARES                             522,252             401,887

NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period                                       7,373,735           6,972,464
Total increase                                      +       522,048             401,271
                                                    ------------------------------------
END OF PERIOD                                            $7,895,783          $7,373,735

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


                                                         See financial notes. 31

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
  (organized October 20, 1989)
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab AMT Tax-Free Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(G) INDEMNIFICATION:

Under the fund's organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

AVERAGE DAILY NET ASSETS
    First $1  billion                   0.38%
    Over  $1  billion                   0.35%
    Over  $10 billion                   0.32%
    Over  $20 billion                   0.30%
    Over  $40 billion                   0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

                               TRANSFER AGENT FEES            SHAREHOLDER SERVICE FEES
Sweep Shares                          0.25%                             0.20%
Value Advantage Shares                0.05%                             0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007, as follows:

Sweep Shares                            0.64%*
Value Advantage Shares                  0.45%


* Prior to April 30, 2006, the limit was 0.65% for Sweep Shares.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund's total security transactions with other Schwab Funds was $1,222,665.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales and market discount. As long as the fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the fund had no undistributed earnings on a tax basis.

As of December 31, 2005, the fund had capital loss carry forwards available to offset future net capital gains before the expiration dates:

         EXPIRE
          2008             $955
          2011              508
          2012              397
          2013              610
                         ------
         TOTAL           $2,470
                         ------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

100% of the fund's distributions for the year ended December 31, 2005 were from tax-exempt interest dividends as follows:

From tax-exempt income                        $130,416

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2005, the funds made the following reclassifications:

Capital shares                            --
Undistributed net investment income      $(9)
Net realized capital gains and losses     $9

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab California Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                      NUMBER OF
AND POSITION(S) WITH                                                      PORTFOLIOS IN
THE TRUST; (TERM OF                                                       FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                           OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS                      THE TRUSTEE     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        Chairman of JDN Corporate Advisory LLC.              98         Board 1--Director, Redwood Trust, Inc.
1960                      From 1996 to 2001, Vice President for                           Board 2--Director, PMI Group, Inc.
Trustee                   Business Affairs and Chief Financial Officer
(Trustee of The Charles   of Stanford University, and in 2001,
Schwab Family of Funds    Special Advisor to the President of
since 2000.)              Stanford University.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Chief Executive Officer, Dorward & Associates        57         None.
1931                      (corporate management, marketing and
Trustee                   communications consulting firm).
(Trustee of The Charles   From 1996-1999, Executive Vice President and
Schwab Family of Funds    Managing Director, Grey Advertising. Prior
since 1989.)              to 1996, President and Chief Executive
                          Officer, Allen & Dorward Advertising.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         Retired. Dean Emeritus, Haas School of               98         Board 1--Director, Aphton Corp.
1941                      Business, University of California, Berkeley.                   Board 2--Director, Mission West Properties
Trustee                   Until February 2004, Co-Chief Executive                         Board 3--Director, TOUSA
(Trustee of The Charles   Officer, Aphton Corp. (bio-pharmaceuticals).                    Board 4--Director, Stratex Networks
Schwab Family of Funds    Prior to August 1998, Dean of the Haas School                   Board 5--Director, Genitope Corp.
since 2000.)              of Business, University of California,                          Board 6--Director & Non-Executive
                          Berkeley (higher education).                                    Chairman, Solectron Corp.
                                                                                          Board 7--Director, Ditech Communications
                                                                                          Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                       NUMBER OF
AND POSITION(S) WITH                                                       PORTFOLIOS IN
THE TRUST; (TERM OF                                                        FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                            OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS                       THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Chairman, Chief Executive Officer and                 57         None.
1931                      Director, Semloh Financial, Inc.
Trustee                   (international financial services and
(Trustee of The Charles   investment advisory firm).
Schwab Family of Funds
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           Chairman and Chief Executive                          57         Board 1--Board of Cooper Industries
1950                      Officer and founder of Smith                                     Board 2--Chairman of the Audit Committee
Trustee                   Graham & Co. (investment advisors).                              of Northern Border Partners, M.L.P.
(Trustee of The Charles
Schwab Family of Funds
since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Managing Partner, D.R. Stephens & Company             57         None.
1938                      (investments). Prior to 1996, Chairman and
Trustee                   Chief Executive Officer of North American
(Trustee of The Charles   Trust (real estate investment trust).
Schwab Family of Funds
since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Chairman and Chief Executive Officer,                 57         None.
1943                      Wilsey Bennett, Inc. (real estate investment
Trustee                   and management, and other investments).
(Trustee of The Charles
Schwab Family of Funds
since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                       NUMBER OF
AND POSITION(S) WITH                                                       PORTFOLIOS IN
THE TRUST; (TERM OF                                                        FUND COMPLEX
OFFICE, AND LENGTH OF     PRINCIPAL OCCUPATIONS                            OVERSEEN BY
TIME SERVED 1)            DURING THE PAST FIVE YEARS                       THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2       Chairman, Chief Executive Officer and                 57         None.
1937                      Director, The Charles Schwab Corporation,
Chairman and Trustee      Charles Schwab & Co., Inc.; Chairman and
(Chairman and Trustee     Director, Charles Schwab Investment
of The Charles Schwab     Management, Inc., Charles Schwab Bank, N. A.;
Family of Funds           Chairman and Chief Executive Officer,
since 1989.)              Schwab (SIS) Holdings Inc. I,
                          Schwab International Holdings, Inc.;
                          Chief Executive Officer and Director,
                          Schwab Holdings, Inc.; Director, U.S.
                          Trust Company, N. A., U.S. Trust
                          Corporation, United States Trust
                          Company of New York. Until May 2003,
                          Co-Chief Executive Officer,
                          The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2         Executive Vice President and President,               98         None.
1954                      Schwab Financial Products,
Trustee                   Charles Schwab & Co., Inc.; Director,
(Trustee of The Charles   Charles Schwab Asset Management (Ireland)
Schwab Family of Funds    Limited and Charles Schwab Worldwide Funds
since 2005.)              PLC. From September 2002 to July 2004,
                          Chief Executive Officer and President,
                          Charles Schwab Investment Management, Inc. and
                          Executive Vice President, Charles Schwab & Co.,
                          Inc. Prior to September 2002, President and
                          Chief Investment Officer, American Century
                          Investment Management, and Director, American
                          Century Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                             President, Chief Executive Officer, and Director, Charles Schwab Investment Management,
1955                                        Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive
President and Chief Executive Officer       Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior
(Officer of The Charles Schwab Family       Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President,
of Funds since 2004.)                       Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice
                                            President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to
                                            June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative
                                            Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                             Director, Senior Vice President and Chief Investment Officer, Charles Schwab Investment
1955                                        Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Company.
Senior Vice President and Chief
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                              Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management,
1964                                        Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust;
Treasurer and Principal Financial Officer   Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior
(Officer of The Charles Schwab Family       Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund
of Funds since 2004.)                       Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and
                                            Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004,
                                            Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                              Senior Vice President and Chief Investment Officer--Fixed Income, Charles Schwab
1959                                        Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager,
Senior Vice President and Chief             Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                            Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                        Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief             Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE,
AND LENGTH OF TIME SERVED 3)                PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                            Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                        Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance
Chief Compliance Officer and AML Officer    Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer,
(Officer of The Charles Schwab Family       Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.
of Funds since 2002.)                       From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab
                                            Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit,
                                            Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                              Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                        Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer           Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Charles Schwab Family       Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
of Funds since 1998.)                       Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                            Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative.
Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR25721-04

SCHWAB MONEY MARKET FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2006


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements ....................................................   7

   Financial Notes .........................................................  19

   Investment Advisory Agreement Approval ..................................  24

   Trustees and Officers ...................................................  27

   Glossary ................................................................  32

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that money funds are a great way to invest cash between long-term investments. And while no investment is risk free, money funds can also be good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

As a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four of which occurred during the six-month period covered in this report), yields on money funds are more attractive than they have been in several years. With their relatively short weighted average maturity (WAM), money funds are typically positioned to capture a rise in market rates more quickly than those fixed income funds with longer maturities.

Here at Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in high tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities.

In closing, I would like to emphasize that we at Schwab strive every day to warrant the trust you have placed in us. My colleagues and I continue to see opportunities ahead, and we are committed to helping you maximize them.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2006. Although the report period was marked by volatility, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

I'd like to take this opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments(R). These funds are designed for investors who have larger balances and don't require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus(TM), offers higher yield potential with higher risk than a money fund. Because taxes are always a concern, Schwab also offers two Schwab Tax-Free YieldPlus Funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT).

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds, investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.


2 Schwab Money Market Fund

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. At the end of the six-month report period, the benchmark rate was up to 5.25%. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Nonetheless, higher short-term rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle. Following a strong start to 2006, economic growth has moderated over the past six months.


                                                      Schwab Money Market Fund 3

MANAGEMENT'S DISCUSSION continued

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

In this market environment, our strategy was to position the fund for a continued rise in interest rates. To accomplish this, we maintained and continued to add to our holdings of variable rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. In addition, we also purchased securities with longer maturities in order to add yield to the portfolio.

To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) in the mid to high 40-day range over the course of the reporting period. Keeping the WAM in this range provided the flexibility to adapt and respond to the changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Money Market Fund

PERFORMANCE AND FUND FACTS as of 6/30/06

Ticker Symbol: SWMXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          4.43%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                                               4.38%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                4.53%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              48 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                      Schwab Money Market Fund 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                               ENDING
                                                         BEGINNING          ACCOUNT VALUE             EXPENSES
                                  EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                   (Annualized)          at 1/1/06            at 6/30/06            1/1/06-6/30/06
---------------------------------------------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND(TM)
   Actual Return                       0.74%               $1,000             $1,020.01                $3.71
   Hypothetical 5% Return              0.74%               $1,000             $1,021.12                $3.71

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Money Market Fund

SCHWAB MONEY MARKET FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                            1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
                                           6/30/06*   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       1.00       1.00       1.00       1.00       1.00       1.00
                                           ---------------------------------------------------------------
Income from investment operations:
   Net investment income                     0.02       0.03       0.01       0.01       0.01       0.04
                                           ---------------------------------------------------------------
Less distributions:
   Dividends from net investment income     (0.02)     (0.03)     (0.01)     (0.01)     (0.01)     (0.04
                                           ---------------------------------------------------------------
Net asset value at end of period             1.00       1.00       1.00       1.00       1.00       1.00
                                           ---------------------------------------------------------------
Total return (%)                             2.00 1     2.56       0.68       0.50       1.23       3.73

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                    0.74 2     0.74       0.75       0.75       0.75       0.75
   Gross operating expenses                  0.79 2     0.78       0.78       0.78       0.78       0.79
   Net investment income                     3.96 2     2.52       0.67       0.50       1.22       3.63
Net assets, end of period ($ x 1,000,000)  30,033     42,552     44,023     49,079     51,063     49,116

* Unaudited.

1 Not annualized.

2 Annualized.


                                                          See financial notes. 7

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 73.3%  FIXED-RATE
        OBLIGATIONS                                   22,019,166      22,019,166

 16.1%  VARIABLE-RATE
        OBLIGATIONS                                    4,827,310       4,827,310

 10.1%  OTHER INVESTMENTS                              3,022,503       3,022,503
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                             29,868,979      29,868,979

  0.5%  OTHER ASSETS
        AND LIABILITIES                                                  164,121
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    30,033,100

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
FIXED-RATE OBLIGATIONS 73.3% of net assets

BANK NOTES 2.9%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  5.09%, 07/21/06                                        140,000         140,000
  5.10%, 07/21/06                                        159,000         159,000
  5.10%, 07/25/06                                        360,000         360,000
  5.08%, 08/04/06                                        229,000         229,000
                                                                     -----------
                                                                         888,000
CERTIFICATES OF DEPOSIT 21.5%
--------------------------------------------------------------------------------
BARCLAYS BANK PLC
  5.18%, 08/24/06                                          8,000           8,000
  5.26%, 04/05/07                                        113,000         113,000
BAYERISCHE HYPO- UND
VEREINSBANK AG
  5.08%, 07/12/06                                        120,000         120,000
BNP PARIBAS
  4.63%, 07/10/06                                        178,000         178,000
  4.89%, 08/23/06                                        220,000         220,000
  5.17%, 08/25/06                                        170,000         170,000
  5.21%, 11/06/06                                        114,000         114,000
CANADIAN IMPERIAL BANK OF
COMMERCE
  5.23%, 11/13/06                                        118,000         118,000
  5.27%, 02/02/07                                        153,000         153,000
CAYLON
  4.83%, 07/17/06                                         43,000          43,000
  4.83%, 08/10/06                                        120,000         120,000
CITIBANK, N.A.
  5.12%, 08/10/06                                         50,000          50,000
  5.13%, 08/11/06                                        216,000         216,000
  5.13%, 08/15/06                                        101,000         101,000
  5.13%, 08/17/06                                        110,000         110,000
  5.17%, 08/24/06                                        130,000         130,000
  5.20%, 08/31/06                                         49,000          49,000
  5.23%, 09/05/06                                          8,000           8,000
  5.40%, 09/20/06                                         92,000          92,000
CREDIT SUISSE
  4.66%, 07/03/06                                         80,000          80,000
  5.11%, 10/02/06                                        104,000         104,000
DEPFA BANK, PLC
  4.80%, 08/02/06                                         55,000          55,000
DEUTSCHE BANK, AG
  4.63%, 07/14/06                                        200,000         200,000


8 See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
  4.62%, 10/26/06                                        236,000         236,000
  4.85%, 01/26/07                                        116,000         116,000
  5.01%, 02/09/07                                         50,000          50,000
DEXIA CREDIT LOCAL
  5.27%, 02/07/07                                         85,000          84,818
LANDESBANK BADEN-
WURTTEMBERG
  4.63%, 07/10/06                                         10,000          10,000
  5.46%, 09/26/06                                         92,000          91,999
  5.49%, 12/20/06                                        200,000         200,000
MITSUBISHI UFJ TRUST &
BANKING CORP.
  5.11%, 07/06/06                                        100,000         100,000
MIZUHO CORP. BANK LTD.
  4.85%, 07/14/06                                        155,000         155,000
  5.17%, 08/08/06                                        120,000         120,000
  5.29%, 09/13/06                                         26,000          26,000
MORGAN STANLEY BANK
  5.28%, 07/26/06                                         60,000          60,000
NORDEA BANK FINLAND, PLC
  4.62%, 08/08/06                                        146,000         146,000
  4.95%, 09/08/06                                         35,000          35,000
  5.27%, 02/01/07                                        190,000         190,000
SKANDINAVISKA ENSKILDA
BANKEN AB
  5.17%, 07/14/06                                         41,000          41,000
  4.83%, 07/21/06                                         43,000          43,000
SOCIETE GENERALE
  4.91%, 08/25/06                                        141,000         140,999
SUMITOMO MITSUI BANKING
CORP.
  5.29%, 07/25/06                                        179,000         179,000
  5.25%, 09/05/06                                         65,000          65,000
SUMITOMO TRUST & BANKING CO.
  4.97%, 08/08/06                                        165,000         165,000
  5.02%, 09/11/06                                         75,000          75,000
  5.13%, 10/05/06                                         17,000          17,000
SVENSKA HANDELSBANKEN AB
  5.20%, 08/14/06                                        145,000         145,000
TORONTO DOMINION BANK
  5.16%, 09/05/06                                         47,000          47,000
  5.00%, 09/14/06                                         79,000          79,000
  5.11%, 10/05/06                                         95,000          95,000
UNICREDITO ITALIANO SPA
  5.10%, 07/21/06                                         50,000          49,997
  5.16%, 08/10/06                                         46,000          45,998
  5.18%, 08/24/06                                        105,000         105,000
  5.24%, 09/08/06                                         10,000          10,000
  5.27%, 09/08/06                                         40,000          39,999
  5.30%, 09/15/06                                        150,000         150,000
  5.23%, 11/17/06                                         45,000          45,000
WASHINGTON MUTUAL BANK
  5.08%, 07/07/06                                         37,000          37,000
  5.37%, 12/04/06                                         70,000          69,977
WELLS FARGO BANK, N.A.
  5.20%, 07/07/06                                        115,000         115,000
  5.20%, 07/28/06                                        440,000         440,000
  5.19%, 07/31/06                                         52,000          52,000
WILMINGTON TRUST COMPANY
  4.92%, 08/03/06                                         27,000          27,000
  5.19%, 10/18/06                                         10,000          10,000
                                                                     -----------
                                                                       6,461,787
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 47.8%
--------------------------------------------------------------------------------
AB SPINTAB
  5.16%, 08/07/06                                         45,000          44,763
  5.41%, 08/28/06                                        135,000         133,833
ALLIANCE & LEICESTER, PLC
  4.84%, 07/13/06 (c)                                      7,500           7,488
  4.88%, 08/10/06 (c)                                     30,000          29,841
  4.89%, 08/10/06 (c)                                     11,000          10,942
  5.12%, 08/14/06 (c)                                     41,313          41,058
  5.28%, 09/12/06 (c)                                     25,000          24,736
  5.38%, 09/15/06 (c)                                     94,000          92,946
AMSTEL FUNDING CORP.
  5.09%, 07/17/06 (b)(c)                                 190,967         190,538
  5.16%, 08/21/06 (b)(c)                                  42,000          41,697
  5.20%, 08/29/06 (b)(c)                                  56,000          55,529
  5.48%, 09/26/06 (b)(c)                                  17,000          16,778
AMSTERDAM FUNDING CORP.
  5.28%, 07/20/06 (a)(b)(c)                               30,000          29,917
  5.18%, 07/24/06 (a)(b)(c)                              111,900         111,532
  5.19%, 07/25/06 (a)(b)(c)                               12,000          11,959
  5.17%, 08/02/06 (a)(b)(c)                               40,000          39,818
ANGLO IRISH BANK CORP., PLC
  5.19%, 08/29/06 (c)                                     36,000          35,698
AQUINAS FUNDING, L.L.C.
  5.30%, 07/21/06 (a)(b)(c)                               50,209          50,062
  5.29%, 07/27/06 (a)(b)(c)                               50,498          50,306
  5.39%, 09/18/06 (a)(b)(c)                               29,000          28,662
  5.45%, 09/18/06 (a)(b)(c)                                6,000           5,929
ASAP FUNDING LTD.
  5.12%, 07/07/06 (a)(b)(c)                               48,000          47,959
  5.13%, 08/01/06 (a)(b)(c)                               28,000          27,878


                                                          See financial notes. 9

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
  5.12%, 08/02/06 (a)(b)(c)                               15,000          14,933
  5.13%, 08/03/06 (a)(b)(c)                              118,000         117,453
ATLANTIC ASSET SECURITIZATION,
L.L.C.
  5.08%, 07/10/06 (a)(b)(c)                               23,425          23,395
  5.10%, 07/17/06 (a)(b)(c)                               49,440          49,329
  5.22%, 07/17/06 (a)(b)(c)                               47,884          47,773
  5.33%, 09/12/06 (a)(b)(c)                               10,816          10,701
  5.49%, 09/20/06 (a)(b)(c)                               98,000          96,805
ATLANTIS ONE FUNDING CORP.
  4.80%, 08/02/06 (b)(c)                                  28,000          27,883
  5.12%, 08/07/06 (b)(c)                                  96,252          95,752
  5.18%, 08/25/06 (b)(c)                                  31,000          30,758
  5.23%, 09/01/06 (b)(c)                                 112,936         111,932
  5.26%, 09/07/06 (b)(c)                                  84,000          83,177
  5.18%, 10/17/06 (b)(c)                                  79,236          78,036
  5.18%, 10/18/06 (b)(c)                                  54,180          53,352
  5.19%, 10/19/06 (b)(c)                                  95,000          93,534
  5.21%, 10/27/06 (b)(c)                                   8,031           7,898
  5.24%, 10/30/06 (b)(c)                                  50,000          49,143
  5.18%, 11/01/06 (b)(c)                                  75,000          73,707
BANK OF AMERICA CORP.
  4.84%, 07/17/06                                        341,000         340,282
  5.12%, 07/28/06                                        165,000         164,372
  4.92%, 08/24/06                                        250,000         248,200
  5.17%, 08/24/06                                        165,000         163,736
BANK OF IRELAND
  4.86%, 08/09/06 (c)                                     38,000          37,805
BEAR STEARNS COMPANIES, INC.
  5.12%, 08/07/06                                         35,000          34,818
  4.88%, 08/14/06                                         23,000          22,866
  5.40%, 09/19/06                                        124,000         122,531
  5.44%, 09/21/06                                        132,000         130,385
  5.53%, 11/30/06                                         18,000          17,590
BETA FINANCE, INC.
  5.10%, 07/12/06 (b)(c)                                  22,000          21,966
  4.89%, 08/21/06 (b)(c)                                  14,000          13,905
  4.93%, 08/25/06 (b)(c)                                  50,000          49,633
BLUE SPICE, L.L.C.
  5.18%, 08/29/06 (a)(b)(c)(d)                            93,000          92,221
CANCARA ASSET SECURITISATION,
L.L.C.
  5.31%, 09/13/06 (a)(b)(c)                              100,000          98,923
  5.39%, 09/18/06 (a)(b)(c)                              107,132         105,881
  5.39%, 09/19/06 (a)(b)(c)                               38,033          37,583
CBA FINANCE, INC.
  5.27%, 01/23/07 (a)                                     25,000          24,274
CC (USA), INC.
  5.03%, 07/17/06 (b)(c)                                  17,000          16,963
  5.10%, 07/17/06 (b)(c)                                  25,000          24,944
  5.42%, 08/29/06 (b)(c)                                  13,000          12,886
  5.27%, 09/11/06 (b)(c)                                  35,000          34,636
  5.28%, 09/14/06 (b)(c)                                  20,000          19,783
  5.30%, 09/15/06 (b)(c)                                  22,000          21,757
CHARIOT FUNDING, L.L.C.
  5.08%, 07/07/06 (a)(b)(c)                               26,000          25,978
  5.29%, 07/20/06 (a)(b)(c)                               14,592          14,551
CITIGROUP FUNDING, INC.
  5.09%, 07/10/06 (a)                                    192,000         191,758
  5.03%, 07/14/06 (a)                                    131,000         130,765
  5.23%, 07/18/06 (a)                                    100,000          99,754
  5.12%, 07/26/06 (a)                                     48,000          47,832
  4.91%, 08/21/06 (a)                                    123,000         122,165
  5.18%, 08/24/06 (a)                                     85,000          84,348
CLIPPER RECEIVABLES CO.,
L.L.C.
  5.29%, 07/27/06 (a)(b)(c)                              130,550         130,054
  5.31%, 07/27/06 (a)(b)(c)                              238,000         237,092
CONCORD MINUTEMAN CAPITAL
CO., SERIES A
  5.09%, 07/19/06 (a)(b)(c)                               98,000          97,753
  5.39%, 09/18/06 (a)(b)(c)                               49,000          48,429
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
  4.96%, 07/06/06 (b)(c)                                 230,000         229,843
  5.09%, 07/07/06 (b)(c)                                  70,000          69,941
  5.28%, 07/20/06 (b)(c)                                  80,000          79,778
  5.11%, 08/02/06 (b)(c)                                 175,000         174,214
  5.12%, 08/09/06 (b)(c)                                  35,000          34,809
  5.32%, 08/16/06 (b)(c)                                  46,000          45,690
  5.23%, 09/01/06 (b)(c)                                  59,895          59,363
  5.31%, 09/14/06 (b)(c)                                  38,000          37,585
  5.41%, 09/21/06 (b)(c)                                  31,000          30,624
DANSKE CORP.
  5.17%, 10/31/06 (a)(c)                                  51,000          50,129
  4.98%, 11/21/06 (a)(c)                                  32,000          31,390
  5.28%, 12/04/06 (a)(c)                                 275,000         268,875
  5.34%, 04/30/07 (a)(c)                                  96,000          91,907
DEXIA DELAWARE, L.L.C.
  5.31%, 08/04/06 (a)                                     75,000          74,626


10 See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
DNB NOR BANK ASA
  4.95%, 09/06/06                                         80,000          79,281
DORADA FINANCE, INC.
  5.23%, 09/01/06 (b)(c)                                  53,000          52,529
  5.26%, 09/11/06 (b)(c)                                  38,000          37,606
  5.28%, 09/12/06 (b)(c)                                  15,000          14,842
EDISON ASSET SECURITIZATION
CORP., L.L.C.
  5.26%, 11/20/06 (a)(b)(c)                              100,000          97,976
FALCON ASSET SECURITIZATION CORP.
  5.26%, 07/20/06 (a)(b)(c)                               74,000          73,795
  5.31%, 07/25/06 (a)(b)(c)                               26,479          26,386
FIVE FINANCE, INC.
  5.10%, 07/19/06 (b)(c)                                  13,000          12,967
  5.09%, 07/28/06 (b)(c)                                   2,000           1,992
  5.48%, 09/15/06 (b)(c)                                  22,000          21,748
  5.39%, 09/18/06 (b)(c)                                  38,000          37,557
  5.23%, 11/15/06 (b)(c)                                   4,000           3,923
FORENINGSSPARBANKEN AB
(SWEDBANK), INC.
  4.92%, 08/24/06                                          9,000           8,935
  4.97%, 08/24/06                                         19,000          18,861
GALAXY FUNDING, INC.
  5.30%, 08/17/06 (b)(c)                                  20,000          19,863
  5.23%, 09/01/06 (b)(c)                                  40,000          39,645
GENERAL ELECTRIC CAPITAL CORP.
  5.26%, 07/03/06                                        350,000         349,898
  5.26%, 09/07/06                                        110,000         108,922
  5.22%, 11/06/06                                        157,000         154,164
GRAMPIAN FUNDING, L.L.C.
  4.92%, 08/08/06 (a)(b)(c)                               10,000           9,949
  4.93%, 08/23/06 (a)(b)(c)                                8,000           7,943
  5.02%, 09/22/06 (a)(b)(c)                               90,000          88,983
  5.42%, 09/26/06 (a)(b)(c)                              173,000         170,765
  5.18%, 10/10/06 (a)(b)(c)                               25,000          24,646
  5.50%, 10/30/06 (a)(b)(c)                               44,000          43,201
  5.28%, 11/17/06 (a)(b)(c)                               13,000          12,741
HBOS TREASURY SERVICES, PLC
  5.11%, 08/07/06 (a)                                     33,000          32,829
  5.11%, 08/08/06 (a)                                     99,000          98,473
  5.46%, 10/03/06 (a)                                     43,000          42,396
HSBC U.S.A., INC.
  5.22%, 11/10/06                                         20,000          19,627
  5.22%, 11/13/06                                         32,000          31,390
HSH NORBANK AG
  5.45%, 09/13/06                                         15,000          14,834
  5.42%, 09/22/06                                         20,900          20,642
  5.45%, 09/29/06                                         84,000          82,870
IRISH LIFE & PERMANENT, PLC
  4.84%, 07/18/06 (c)                                     13,000          12,971
  4.85%, 07/18/06 (c)                                     28,600          28,536
  4.84%, 07/19/06 (c)                                     42,000          41,900
  5.31%, 08/21/06 (c)                                      9,000           8,933
  5.36%, 12/08/06 (c)                                     42,000          41,026
IXIS COMMERCIAL PAPER CORP.
  4.98%, 09/08/06 (a)(c)                                 212,000         210,027
JUPITER SECURITIZATION CORP.
  5.39%, 09/20/06 (a)(b)(c)                               68,225          67,408
K2 (USA), L.L.C.
  4.63%, 07/06/06 (b)(c)                                  12,000          11,992
  4.81%, 08/04/06 (b)(c)                                  24,000          23,894
  4.87%, 08/14/06 (b)(c)                                  25,000          24,855
  4.93%, 08/25/06 (b)(c)                                  50,000          49,633
  5.39%, 09/18/06 (b)(c)                                  13,000          12,849
  5.03%, 09/28/06 (b)(c)                                  42,000          41,491
  5.24%, 10/27/06 (b)(c)                                  29,000          28,515
KBC FINANCIAL PRODUCTS
INTERNATIONAL, LTD.
  5.02%, 09/25/06 (a)(c)                                  81,000          80,052
  5.24%, 11/09/06 (a)(c)                                  39,000          38,276
LEXINGTON PARKER CAPITAL CO.,
L.L.C.
  4.74%, 07/18/06 (a)(b)(c)                              100,000          99,781
  5.45%, 09/19/06 (a)(b)(c)                               45,000          44,462
MANE FUNDING CORP.
  5.15%, 08/17/06 (b)(c)                                  62,000          61,589
  5.27%, 09/12/06 (b)(c)                                  30,000          29,684
  5.39%, 09/18/06 (b)(c)                                 121,196         119,781
  5.45%, 09/25/06 (b)(c)                                 165,390         163,264
MONT BLANC CAPITAL CORP.
  5.08%, 07/10/06 (a)(b)(c)                               65,000          64,918
MORGAN STANLEY
  5.29%, 07/13/06                                        142,000         141,750
NATIONWIDE BUILDING SOCIETY
  5.11%, 07/24/06                                        112,000         111,638
NIEUW AMSTERDAM
RECEIVABLES CORP.
  5.11%, 07/10/06 (a)(b)(c)                               50,000          49,936
  5.11%, 07/24/06 (a)(b)(c)                               33,600          33,492
  5.11%, 07/25/06 (a)(b)(c)                               20,000          19,933
  5.12%, 08/08/06 (a)(b)(c)                               30,397          30,235
  4.94%, 09/01/06 (a)(b)(c)                               30,771          30,516
  5.39%, 09/19/06 (a)(b)(c)                               11,000          10,870
  5.24%, 11/09/06 (a)(b)(c)                               20,544          20,163


                                                         See financial notes. 11

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
NORDEA NORTH AMERICA, INC.
  5.22%, 09/01/06 (a)                                    115,000         113,979
PARK AVENUE RECEIVABLES CO.,
L.L.C.
  5.14%, 07/12/06 (a)(b)(c)                                4,000           3,994
  5.28%, 07/24/06 (a)(b)(c)                               42,366          42,224
  5.29%, 07/24/06 (a)(b)(c)                              100,947         100,608
PARK GRANADA, L.L.C.
  5.11%, 08/04/06 (b)(c)                                 158,000         157,246
  5.12%, 08/10/06 (b)(c)                                  35,000          34,804
  5.21%, 11/03/06 (b)(c)                                  25,000          24,559
  5.22%, 11/03/06 (b)(c)                                  20,000          19,647
PICAROS FUNDING, L.L.C.
  5.11%, 07/21/06 (a)(b)(c)                               92,000          91,741
  4.97%, 09/01/06 (a)(b)(c)                               30,000          29,749
  5.41%, 09/27/06 (a)(b)(c)                                4,000           3,948
SAN PAOLO I M I U.S. FINANCIAL
CO.
  4.93%, 08/10/06 (a)                                     53,000          52,716
SANTANDER CENTRAL HISPANO
FINANCE (DELAWARE), INC.
  5.18%, 10/04/06                                         28,000          27,627
SCALDIS CAPITAL LTD.
  5.25%, 07/20/06 (a)(b)(c)                              199,686         199,135
  5.31%, 07/25/06 (a)(b)(c)                               90,000          89,683
  5.28%, 09/12/06 (a)(b)(c)                               20,000          19,789
  5.30%, 09/12/06 (a)(b)(c)                               57,276          56,669
  5.30%, 09/13/06 (a)(b)(c)                               50,000          49,462
  5.46%, 09/25/06 (a)(b)(c)                               59,935          59,165
  5.46%, 09/26/06 (a)(b)(c)                              117,171         115,648
SEDNA FINANCE, INC.
  5.39%, 08/01/06 (b)(c)                                  60,000          59,723
  5.27%, 09/08/06 (b)(c)                                  10,000           9,900
  5.35%, 05/08/07 (b)(c)                                  62,000          62,000
SHEFFIELD RECEIVABLES CORP.
  5.14%, 07/24/06 (a)(b)(c)                              204,000         203,335
  4.95%, 09/05/06 (a)(b)(c)                                9,762           9,676
SIGMA FINANCE, INC.
  5.11%, 07/26/06 (b)(c)                                  57,000          56,800
  4.92%, 08/09/06 (b)(c)                                   2,000           1,990
  4.89%, 08/21/06 (b)(c)                                 138,000         137,067
  4.94%, 08/31/06 (b)(c)                                  45,000          44,632
  5.20%, 08/31/06 (b)(c)                                  30,000          29,739
  5.28%, 09/15/06 (b)(c)                                  84,000          83,076
  5.29%, 11/28/06 (b)(c)                                  11,000          10,764
  5.29%, 11/30/06 (b)(c)                                  15,000          14,674
  5.33%, 12/01/06 (b)(c)                                  50,000          48,897
  5.37%, 12/06/06 (b)(c)                                  60,000          58,624
  5.37%, 12/08/06 (b)(c)                                  64,000          62,514
SOCIETE GENERALE NORTH
AMERICA, INC.
  4.66%, 07/05/06 (a)                                    185,000         184,906
  4.97%, 11/17/06 (a)                                     22,000          21,593
SVENSKA HANDELSBANKEN, INC.
  5.23%, 10/23/06 (a)                                     34,164          33,612
THUNDER BAY FUNDING, L.L.C.
  5.08%, 07/05/06 (a)(b)(c)                               39,400          39,378
  5.10%, 07/11/06 (a)(b)(c)                               13,000          12,982
  4.84%, 08/08/06 (a)(b)(c)                               51,229          50,974
  5.42%, 09/18/06 (a)(b)(c)                               58,000          57,320
TICONDEROGA FUNDING, L.L.C.
  5.08%, 07/07/06 (a)(b)(c)                              100,000          99,916
  5.27%, 07/19/06 (a)(b)(c)                               14,199          14,162
  5.29%, 07/25/06 (a)(b)(c)                               20,000          19,930
UBS FINANCE (DELAWARE), INC.
  5.27%, 07/03/06 (a)                                    225,000         224,934
  5.12%, 07/11/06 (a)                                    327,000         326,538
  5.15%, 07/26/06 (a)                                    445,000         443,419
WESTPAC BANKING CORP.
  4.99%, 09/08/06 (c)                                    186,000         184,266
  5.43%, 09/29/06 (c)                                     10,541          10,400
  5.27%, 11/22/06 (c)                                     50,000          48,974
WESTPAC TRUST SECURITIES
NZ, LTD.
  5.03%, 07/24/06 (a)(c)                                  24,550          24,472
WHISTLEJACKET CAPITAL, L.L.C.
  5.13%, 07/27/06 (b)(c)                                  13,000          12,952
  5.28%, 09/11/06 (b)(c)                                  20,000          19,792
  5.38%, 09/15/06 (b)(c)                                  20,000          19,776
WHITE PINE FINANCE, L.L.C.
  5.27%, 09/08/06 (b)(c)                                   7,823           7,745
  5.38%, 09/15/06 (b)(c)                                  32,675          32,309
  5.45%, 09/20/06 (b)(c)                                  21,563          21,302
WINDMILL FUNDING CORP.
  5.18%, 07/18/06 (a)(b)(c)                               18,000          17,956
  5.19%, 07/27/06 (a)(b)(c)                               55,000          54,795
                                                                     -----------
                                                                      14,349,379

PROMISSORY NOTES 1.1%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP,
INC.
  4.98%, 10/30/06 (d)                                    220,000         220,000
  5.35%, 01/19/07 (d)                                    100,000         100,000
                                                                     -----------
                                                                         320,000


12 See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
VARIABLE-RATE OBLIGATIONS 16.1% of net assets

ABAG FINANCIAL AUTHORITY FOR
NONPROFIT CORPS., CALIFORNIA
  5.35%, 07/06/06 (a)                                     17,785          17,785
ALBUQUERQUE, NEW MEXICO
AIRPORT
Series B
  5.40%, 07/05/06 (a)                                     15,700          15,700
BANK OF IRELAND
  5.24%, 07/20/06 (c)                                     50,000          50,000
BANK OF NEW YORK CO., INC.
  5.40%, 07/27/06 (c)                                     75,000          75,000
BARCLAYS BANK, PLC
  5.07%, 07/05/06                                         90,000          90,000
  5.28%, 07/27/06                                         25,000          24,997
BEAR STEARNS COMPANIES, INC.
  4.77%, 07/21/06                                         11,000          11,000
BNP PARIBAS
  5.07%, 07/05/06                                         65,000          64,995
CANADIAN IMPERIAL BANK OF
COMMERCE
  5.28%, 07/17/06                                        100,000         100,000
  5.28%, 07/24/06                                         65,000          65,000
CFM INTERNATIONAL, INC.
  5.35%, 07/03/06 (a)(c)                                  13,990          13,990
COMMONWEALTH BANK OF
AUSTRALIA
  5.29%, 07/24/06 (c)                                     50,000          50,000
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  5.29%, 07/27/06 (a)(b)(c)                               50,000          49,999
COOK COUNTY, IL
  5.37%, 07/05/06 (a)                                     30,000          30,000
DEXIA CREDIT LOCAL
  5.26%, 07/26/06                                         79,000          78,991
FIVE FINANCE, INC.
  5.16%, 07/17/06 (b)(c)                                  49,000          48,999
GENERAL ELECTRIC CAPITAL CORP.
  5.25%, 07/10/06                                        175,000         175,000
  5.35%, 07/17/06                                         75,000          75,000
GENWORTH LIFE & ANNUITY
  5.19%, 07/03/06 (d)                                    100,000         100,000
  5.19%, 07/03/06 (d)                                     50,000          50,000
GOLDMAN SACHS GROUP, INC.
  5.20%, 07/10/06 (c)(d)                                 225,000         225,000
J.P. MORGAN SECURITIES, INC.
  5.15%, 07/03/06 (c)                                    100,000         100,000
K2 (USA), L.L.C.
  5.31%, 07/17/06 (b)(c)                                 110,000         109,989
LIBERTY LIGHTHOUSE U.S.
CAPITAL CO., L.L.C.
  5.09%, 07/05/06 (b)(c)                                  73,000          72,997
  5.09%, 07/07/06 (b)(c)                                  66,000          65,999
LINKS FINANCE, L.L.C.
  5.11%, 07/10/06 (b)(c)                                  30,000          29,998
  5.15%, 07/10/06 (b)(c)                                  57,000          57,002
  5.15%, 07/17/06 (b)(c)                                 115,000         114,996
  5.18%, 07/17/06 (b)(c)                                 122,000         122,003
  5.21%, 07/17/06 (b)(c)                                 113,000         113,020
LOANSTAR ASSETS PARTNERS II,
L.P.
  5.37%, 07/06/06 (a)                                     45,000          45,000
LOWNDES CORP., GEORGIA
  5.45%, 07/06/06 (a)(c)                                   2,350           2,350
MERLOT 2000 B
  5.50%, 07/05/06 (a)(c)                                  32,630          32,630
MERLOT 2001 A67
  5.50%, 07/05/06 (a)(c)                                  35,065          35,065
MERLOT 2001 A7
  5.50%, 07/05/06 (a)(c)                                  15,470          15,470
MERRILL LYNCH & CO., INC.
  5.18%, 07/17/07                                        100,000         100,000
METROPOLITAN LIFE INSURANCE
CO.
  5.16%, 07/03/06 (d)                                    100,000         100,000
MONUMENTAL LIFE INSURANCE
CO.
  5.26%, 07/03/06 (d)                                    100,000         100,000
MORGAN STANLEY
  5.15%, 07/03/06                                        240,000         240,000
NEW JERSEY ECONOMIC
DEVELOPMENT AUTHORITY
  5.25%, 07/03/06 (a)                                     20,850          20,850
  5.28%, 07/03/06 (a)                                     41,830          41,830
NORDEA BANK AB
  5.13%, 07/10/06 (c)                                     50,000          50,000
  5.15%, 07/11/06 (c)                                     45,000          45,000
ROYAL BANK OF CANADA
  5.20%, 07/10/06                                         60,000          60,000
ROYAL BANK OF SCOTLAND, PLC.
  5.07%, 07/05/06                                        100,000          99,994
  5.20%, 07/19/06                                         20,000          19,999
  5.27%, 07/21/06 (c)                                    185,000         185,000
  5.29%, 07/31/06                                        181,000         180,994


                                                         See financial notes. 13

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
SANTA ROSA, CALIFORNIA
  5.35%, 07/06/06 (a)                                      9,300           9,300
SE CHRISTIAN CHURCH, JEFFERSON
COUNTY, KENTUCKY
  5.46%, 07/06/06 (a)                                      8,115           8,115
SIGMA FINANCE, INC.
  5.11%, 07/06/06 (b)(c)                                  11,000          11,000
  5.16%, 07/17/06 (b)(c)                                  73,000          72,999
  5.20%, 07/17/06 (b)(c)                                  20,000          20,003
SISTERS OF MERCY OF THE
AMERICAS REGIONAL COMMUNITY
OF OMAHA, NEBRASKA
  5.35%, 07/06/06 (a)                                     11,860          11,860
SOCIETE GENERALE
  5.08%, 07/03/07 (c)                                     60,000          60,000
SVENSKA HANDELSBANKEN AB
  5.07%, 07/03/06                                        100,000          99,995
THE GOLDMAN SACHS GROUP,
INC.
  5.15%, 07/03/06                                        128,000         128,007
TRAVELERS INSURANCE CO.
  5.39%, 07/28/06 (d)                                    100,000         100,000
WACHOVIA ASSET SECURITIZATION
ISSUANCE, L.L.C.
  Series 2005 - HEMM 1
  Class A
  5.31%, 07/25/06 (a)(b)(c)                               39,399          39,399
WELLS FARGO & CO.
  5.16%, 07/03/06 (c)                                     75,000          75,000
  5.19%, 07/17/06 (c)                                    165,000         165,004
WHISTLEJACKET CAPITAL, L.L.C.
  5.16%, 07/17/06 (b)(c)                                  73,000          72,998
  5.22%, 07/20/06 (b)(c)                                  26,000          25,999
  5.23%, 07/20/06 (b)(c)                                  61,000          60,999
WHITE PINE FINANCE, L.L.C.
  5.13%, 07/10/06 (b)(c)                                  70,000          69,996
  5.13%, 07/12/06 (b)(c)                                  47,000          47,000
  5.15%, 07/17/06 (b)(c)                                  50,000          50,000
  5.15%, 07/17/06 (b)(c)                                  93,000          92,997
  5.31%, 07/27/06 (b)(c)                                  35,000          34,997
                                                                     -----------
                                                                       4,827,310

                                                 MATURITY AMOUNT        VALUE
SECURITY                                           ($ x 1,000)       ($ x 1,000)
OTHER INVESTMENTS 10.1% of net assets

REPURCHASE AGREEMENTS 10.1%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES
L.L.C.
Tri-Party Repurchase
  Agreement Collateralized
  by U.S. Government
  Securities with a value
  of $846,600
  5.28%, issued 06/30/06,
  due 07/03/06                                           830,365         830,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase
  Agreement Collateralized
  by U.S. Government
  Securities with a value
  of $288,660
  5.28%, issued 06/30/06,
  due 07/03/06                                           283,124         283,000
CREDIT SUISSE SECURITIES
(USA), L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities
  with a value of $9,694
  5.25%, issued 06/30/06,
  due 07/03/06                                             9,507           9,503
GOLDMAN SACHS & CO.
Tri-Party Repurchase
  Agreement Collateralized
  by U.S. Government
  Securities with a value
  of $612,000
  5.28%, issued 06/30/06,
  due 07/03/06                                           600,264         600,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase
  Agreement Collateralized
  by U.S. Government
  Securities with a value
  of $103,827
  5.25%, issued 06/30/06,
  due 07/03/06                                           100,044         100,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase
  Agreement Collateralized
  by U.S. Government
  Securities with a value
  of $1,224,002
  5.28%, issued 06/30/06,
  due 07/03/06                                         1,200,528       1,200,000
                                                                     -----------
                                                                       3,022,503


14 See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   MATURITY AMOUNT      VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)


END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $29,868,979.

ISSUER
RATE, ACQUISITION DATE,                              FACE AMOUNT     COST/VALUE
MATURITY DATE                                        ($ x 1,000)     ($ x 1,000)
BLUE SPICE, L.L.C.
  5.18%, 05/25/06, 08/29/06                               93,000          92,221
GENWORTH LIFE & ANNUITY
  5.19%, 02/01/06, 07/03/07                              100,000         100,000
  5.19%, 02/01/06, 07/03/07                               50,000          50,000
                                                                     -----------
                                                                         150,000
METROPOLITAN LIFE INSURANCE
CO.
  5.16%, 02/01/06, 07/03/06                              100,000         100,000
MONUMENTAL LIFE INSURANCE
CO.
  5.26%, 06/10/93, 07/03/06                              100,000         100,000
THE GOLDMAN SACHS GROUP,
INC.
  4.98%, 02/03/06, 10/30/06                              220,000         220,000
  5.35%, 04/26/05, 01/19/07                              100,000         100,000
                                                                     -----------
                                                                         320,000
TRAVELERS INSURANCE CO.
  5.39%, 10/28/05, 07/28/06                              100,000         100,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,082,492 or 40.2% of net assets.
(d) Illiquid and/or restricted security.


                                                         See financial notes. 15

SCHWAB MONEY MARKET FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at cost and value                                     $26,846,476
Repurchase agreements, at cost and value                             3,022,503
Receivables:
  Fund shares sold                                                     583,557
  Investments sold                                                       1,185
  Interest                                                              97,214
Prepaid expenses                                                +          270
                                                                ---------------
TOTAL ASSETS                                                        30,551,205

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                             55,014
  Fund shares redeemed                                                 459,633
  Investment adviser and administrator fees                                665
  Transfer agent and shareholder services fees                           1,107
  Trustees' fees                                                            31
Accrued expenses                                                +        1,655
                                                                ---------------
TOTAL LIABILITIES                                                      518,105

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        30,551,205
TOTAL LIABILITIES                                               -      518,105
                                                                ---------------
NET ASSETS                                                         $30,033,100

NET ASSETS BY SOURCE
Capital received from investors                                     30,033,146
Net realized capital losses                                                (46)

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS   /  OUTSTANDING  =    NAV
$30,033,100      30,033,705     $1.00


16 See financial notes.

SCHWAB MONEY MARKET FUND

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $871,617

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 59,032
Transfer agent and shareholder service fees                               83,369
Trustees' fees                                                                67
Custodian fees                                                               866
Portfolio accounting fees                                                    445
Professional fees                                                             60
Registration fees                                                            440
Shareholder reports                                                        1,259
Other expenses                                                       +       162
                                                                     -----------
Total expenses                                                           145,700
Custodian credits                                                    -         3
Expense reduction                                                    -     8,601
                                                                     -----------
NET EXPENSES                                                             137,096

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  871,617
NET EXPENSES                                                         -   137,096
                                                                     -----------
NET INVESTMENT INCOME                                                    734,521
NET REALIZED GAINS                                                   +         3
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $734,524


                                                         See financial notes. 17

SCHWAB MONEY MARKET FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/06-6/30/06     1/1/05-12/31/05
Net investment income                              $734,521          $1,083,432
Net realized gains                           +            3                  --
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              734,524           1,083,432

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                734,521           1,083,432

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                      67,153,890         133,869,279
Shares reinvested                                   676,543           1,067,563
Shares redeemed                              +  (80,349,746)       (136,407,280)
                                             -----------------------------------
Net transactions in fund shares                 (12,519,313)         (1,470,438)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              42,552,410          44,022,848
Total decrease                               +  (12,519,310)         (1,470,438)
                                             -----------------------------------
END OF PERIOD                                   $30,033,100         $42,552,410

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


18 See financial notes.

SCHWAB MONEY MARKET FUND

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

THE CHARLES SCHWAB FAMILY OF FUNDS
  (organized October 20, 1989)
  SCHWAB MONEY MARKET FUND
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab AMT Tax-Free Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

REPURCHASE AGREEMENTS: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

SCHWAB MONEY MARKET FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

SCHWAB MONEY MARKET FUND

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

AVERAGE DAILY NET ASSETS
    First $1 billion               0.38%
    Over $1 billion                0.35%
    Over $10 billion               0.32%
    Over $20 billion               0.30%
    Over $40 billion               0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

TRANSFER AGENT FEES       SHAREHOLDER SERVICE FEES
       0.25%                        0.20%

SCHWAB MONEY MARKET FUND

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.74% through April 29, 2007.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund's total security transactions with other Schwab Funds was $22,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the fund had no undistributed earnings on a tax basis.

As of December 31, 2005, the fund had capital loss carry forwards available to offset future net capital gains before the expiration date:

         EXPIRE
          2007             $49

SCHWAB MONEY MARKET FUND

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income                    $1,083,432
From long-term capital gains                    --
From return of capital                          --

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Money Market Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. The Board also considered recent actions by CSIM to adjust fund investor eligibility criteria that would result in more shareholders investing in funds (and share classes within funds) that have lower net operating expenses and that are designed to better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. Following such evaluation and based upon CSIM's agreement to implement proposals related to fund investor eligibility, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, (ii) to implement, by means of expense limitation agreement, over the next several years additional reductions in net overall expenses for certain funds, (iii) to reduce administrative "sweep" fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) to implement future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                      NUMBER OF
AND POSITION(S) WITH                                                      PORTFOLIOS IN
THE TRUST; (TERM OF                                                       FUND COMPLEX
OFFICE, AND LENGTH OF    PRINCIPAL OCCUPATIONS                            OVERSEEN BY
TIME SERVED 1)           DURING THE PAST FIVE YEARS                       THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       Chairman of JDN Corporate Advisory LLC. From          98          Board 1--Director, Redwood Trust, Inc.
1960                     1996 to 2001, Vice President for Business                         Board 2--Director, PMI Group, Inc.
Trustee                  Affairs and Chief Financial Officer of
(Trustee of The          Stanford University, and in 2001, Special
Charles Schwab Family    Advisor to the President of Stanford
of Funds since 2000.)    University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Chief Executive Officer, Dorward & Associates         57          None.
1931                     (corporate management, marketing and
Trustee                  communications consulting firm). From
(Trustee of The          1996-1999, Executive Vice President and
Charles Schwab Family    Managing Director, Grey Advertising. Prior to
of Funds since 1989.)    1996, President and Chief Executive Officer,
                         Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        Retired. Dean Emeritus, Haas School of                98          Board 1--Director, Aphton Corp.
1941                     Business, University of California, Berkeley.                     Board 2--Director, Mission West
Trustee                  Until February 2004, Co-Chief Executive                           Properties
(Trustee of The          Officer, Aphton Corp. (bio-pharmaceuticals).                      Board 3--Director, TOUSA
Charles Schwab Family    Prior to August 1998, Dean of the Haas School                     Board 4--Director, Stratex Networks
of Funds since 2000.)    of Business, University of California,                            Board 5--Director, Genitope Corp.
                         Berkeley (higher education).                                      Board 6--Director & Non-Executive
                                                                                           Chairman, Solectron Corp.
                                                                                           Board 7--Director, Ditech
                                                                                           Communications Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                      NUMBER OF
AND POSITION(S) WITH                                                      PORTFOLIOS IN
THE TRUST; (TERM OF                                                       FUND COMPLEX
OFFICE, AND LENGTH OF    PRINCIPAL OCCUPATIONS                            OVERSEEN BY
TIME SERVED 1)           DURING THE PAST FIVE YEARS                       THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Chairman, Chief Executive Officer and                 57          None.
1931                     Director, Semloh Financial, Inc.
Trustee                  (international financial services and
(Trustee of The          investment advisory firm).
Charles Schwab Family
of Funds since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          Chairman and Chief Executive Officer and              57          Board 1--Board of Cooper Industries
1950                     founder of Smith Graham & Co. (investment                         Board 2--Chairman of the Audit
Trustee                  advisors).                                                        Committee of Northern Border Partners,
(Trustee of The                                                                            M.L.P.
Charles Schwab Family
of Funds since 2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Managing Partner, D.R. Stephens & Company             57          None.
1938                     (investments). Prior to 1996, Chairman and
Trustee                  Chief Executive Officer of North American
(Trustee of The          Trust (real estate investment trust).
Charles Schwab Family
of Funds since 1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Chairman and Chief Executive Officer, Wilsey          57          None.
1943                     Bennett, Inc. (real estate investment and
Trustee                  management, and other investments).
(Trustee of The
Charles Schwab Family
of Funds since 1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                      NUMBER OF
AND POSITION(S) WITH                                                      PORTFOLIOS IN
THE TRUST; (TERM OF                                                       FUND COMPLEX
OFFICE, AND LENGTH OF    PRINCIPAL OCCUPATIONS                            OVERSEEN BY
TIME SERVED 1)           DURING THE PAST FIVE YEARS                       THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Chief Executive Officer and                 57          None.
1937                     Director, The Charles Schwab Corporation,
Chairman and Trustee     Charles Schwab & Co., Inc.; Chairman and
(Chairman and Trustee    Director, Charles Schwab Investment
of The Charles Schwab    Management, Inc., Charles Schwab Bank, N. A.;
Family of Funds          Chairman and Chief Executive Officer, Schwab
since 1989.)             (SIS) Holdings Inc. I, Schwab International
                         Holdings, Inc.; Chief Executive Officer and
                         Director, Schwab Holdings, Inc.; Director,
                         U.S. Trust Company, N. A., U.S. Trust
                         Corporation, United States Trust Company of
                         New York. Until May 2003, Co-Chief Executive
                         Officer, The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2        Executive Vice President and President,               98          None.
1954                     Schwab Financial Products, Charles Schwab &
Trustee                  Co., Inc.; Director, Charles Schwab Asset
(Trustee of The          Management (Ireland) Limited and Charles
Charles Schwab Family    Schwab Worldwide Funds PLC. From September
of Funds since 2005.)    2002 to July 2004, Chief Executive Officer
                         and President, Charles Schwab Investment
                         Management, Inc. and Executive Vice
                         President, Charles Schwab & Co., Inc. Prior
                         to September 2002, President and Chief
                         Investment Officer, American Century
                         Investment Management, and Director, American
                         Century Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                   PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                            President, Chief Executive Officer, and Director, Charles Schwab Investment Management,
1955                                       Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive
President and Chief Executive Officer      Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds
(Officer of The Charles Schwab Family      Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund
of Funds since 2004.)                      Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset
                                           Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003,
                                           Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S.
                                           Trust, a subsidiary of The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                            Director, Senior Vice President and Chief Investment Officer, Charles Schwab Investment
1955                                       Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Company.
Senior Vice President and Chief
Investment Officer
(Officer of The Charles Schwab Family
of Funds since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                             Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management,
1964                                       Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Treasurer and Principal Financial          Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior
Officer                                    Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund
(Officer of The Charles Schwab Family      Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles
of Funds since 2004.)                      Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice
                                           President, Financial Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                             Senior Vice President and Chief Investment Officer--Fixed Income, Charles Schwab
1959                                       Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager,
Senior Vice President and Chief            Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Charles Schwab Family
of Funds since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                           Senior Vice President and Chief Investment Officer--Equities, Charles Schwab Investment
1963                                       Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus
Senior Vice President and Chief            Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager,
Investment Officer--Equities               Charles Schwab Investment Management, Inc.
(Officer of The Charles Schwab Family
of Funds since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                   PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                           Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management,
1960                                       Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus
Chief Compliance Officer and AML           Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds
Officer                                    Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003,
(Officer of The Charles Schwab Family      Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management,
of Funds since 2002.)                      Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                             Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment
1961                                       Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co.,
Secretary and Chief Legal Officer          Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal
(Officer of The Charles Schwab Family      Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds
of Funds since 1998.)                      Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange
                                           Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13602-10

ITEM 2: CODE OF ETHICS.

      Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

      The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a) (1)  Code of ethics - not applicable to this semi-annual report.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

    (3)  Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:
    -------------------------------------------
      Evelyn Dilsaver
      President and Chief Executive Officer

Date: August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------------------
      Evelyn Dilsaver
      President and Chief Executive Officer

Date: August 16, 2006

By:
    -------------------------------------------
      George Pereira
      Treasurer and Principal Financial Officer

Date: August 16, 2006